UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: Investors Bank & Trust Company

200 Clarendon Street; Boston, MA 02116

(Address of principal executive offices) (Zip code)

Corporation Trust Incorporated

300 East Lombard Street; Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: August 31, 2007

Date of reporting period: February 28, 2007

Item 1.	Reports to Stockholders.

Fund Performance Overview

iSHARES® MSCI AUSTRIA INDEX FUND

Performance as of February 28, 2007

The iShares MSCI Austria Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Austrian market, as represented by the MSCI Austria Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2007, the Fund returned 17.53%, while the Index returned 19.76%.

Average Annual Total Returns

Year Ended 2/28/07			Five Years Ended 2/28/07			Ten Years Ended 2/28/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
21.80%	21.23%	22.86%	37.62%	37.51%	38.93%	15.22%	15.23%	16.03%

Cumulative Total Returns

Year Ended 2/28/07			Five Years Ended 2/28/07			Ten Years Ended 2/28/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
21.80%	21.23%	22.86%	393.59%	391.65%	417.52%	312.27%	312.86%	342.24%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/07
Sector	Percentage of Net Assets
Financial	43.66%

Industrial	13.95

Communications	12.79

Basic Materials	11.34

Energy	11.34

Utilities	5.58

Consumer Cyclical	1.04

Short-Term and Other Net Assets	0.30

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/07
Security	Percentage of Net Assets
Erste Bank der Oesterreichischen Sparkassen AG	19.78%

Telekom Austria AG	12.79

OMV AG	11.34

Meinl European Land Ltd.	5.18

CA Immobilien Anlagen AG	5.04

Wienerberger AG	4.98

Boehler-Uddeholm AG	4.85

voestalpine AG	4.68

Raiffeisen International Bank Holding AG	4.66

Oesterreichische Elektrizitaetswirtschafts AG Class A	4.54

TOTAL	77.84%

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview

iSHARES® MSCI BELGIUM INDEX FUND

Performance as of February 28, 2007

The iShares MSCI Belgium Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Belgian market, as represented by the MSCI Belgium Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2007, the Fund returned 13.72%, while the Index returned 13.47%.

Average Annual Total Returns

Year Ended 2/28/07			Five Years Ended 2/28/07			Ten Years Ended 2/28/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
25.90%	25.73%	25.62%	23.07%	23.17%	20.95%	10.80%	10.76%	10.72%

Cumulative Total Returns

Year Ended 2/28/07			Five Years Ended 2/28/07			Ten Years Ended 2/28/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
25.90%	25.73%	25.62%	182.39%	183.48%	158.85%	178.95%	177.82%	176.88%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/07
Sector	Percentage of Net Assets
Financial	53.34%

Consumer Non-Cyclical	18.25

Basic Materials	8.46

Diversified	7.91

Communications	6.77

Industrial	4.11

Consumer Cyclical	1.04

Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/07
Security	Percentage of Net Assets
Fortis	24.02%

KBC Group NV	14.26

Dexia SA	10.77

UCB SA	4.91

Solvay SA	4.91

Belgacom SA	4.89

InBev	4.88

Groupe Bruxelles Lambert SA	4.83

Delhaize Group	4.16

Cofinimmo	3.80

TOTAL	81.43%

2	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EMU INDEX FUND

Performance as of February 28, 2007

The iShares MSCI EMU Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the European Monetary Union (“EMU”) markets, as represented by the MSCI EMU Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2007, the Fund returned 14.45%, while the Index returned 14.64%.

Average Annual Total Returns

Year Ended 2/28/07			Five Years Ended 2/28/07			Inception to 2/28/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
26.60%	26.69%	26.89%	16.35%	16.33%	16.71%	5.26%	5.28%	5.61%

Cumulative Total Returns

Year Ended 2/28/07			Five Years Ended 2/28/07			Inception to 2/28/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
26.60%	26.69%	26.89%	113.19%	113.01%	116.57%	40.29%	40.47%	43.40%

Total returns for the periods since inception are calculated from the inception date of the Fund (7/25/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/31/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/07
Sector	Percentage of Net Assets
Financial	33.20%

Communications	12.45

Industrial	11.27

Consumer Non-Cyclical	11.02

Utilities	8.62

Consumer Cyclical	7.19

Energy	6.65

Basic Materials	6.03

Technology	2.56

Diversified	0.87

Short-Term and Other Net Assets	0.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/07
Security	Percentage of Net Assets
Total SA (France)	3.40%

Banco Santander Central Hispano SA (Spain)	2.47

Telefonica SA (Spain)	2.15

Allianz SE (Germany)	2.07

Siemens AG (Germany)	2.06

BNP Paribas (France)	2.01

Sanofi-Aventis (France)	1.98

Nokia OYJ (Finland)	1.95

Banco Bilbao Vizcaya Argentaria SA (Spain)	1.92

E.ON AG (Germany)	1.85

TOTAL	21.86%

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview

iSHARES® MSCI FRANCE INDEX FUND

Performance as of February 28, 2007

The iShares MSCI France Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the French market, as represented by the MSCI France Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2007, the Fund returned 10.90%, while the Index returned 11.18%.

Average Annual Total Returns

Year Ended 2/28/07			Five Years Ended 2/28/07			Ten Years Ended 2/28/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
25.07%	24.93%	25.45%	15.26%	15.21%	15.52%	10.82%	10.80%	11.08%

Cumulative Total Returns

Year Ended 2/28/07			Five Years Ended 2/28/07			Ten Years Ended 2/28/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
25.07%	24.93%	25.45%	103.38%	102.95%	105.73%	179.31%	178.78%	186.01%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/07
Sector	Percentage of Net Assets
Financial	21.89%

Consumer Non-Cyclical	17.87

Industrial	13.07

Energy	11.90

Communications	11.21

Consumer Cyclical	7.97

Utilities	6.03

Basic Materials	4.87

Technology	2.86

Diversified	2.09

Short-Term and Other Net Assets	0.24

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/07
Security	Percentage of Net Assets
Total SA	11.35%

BNP Paribas	6.74

Sanofi-Aventis	6.67

AXA	5.48

Societe Generale Class A	4.78

Suez SA	3.80

France Telecom SA	3.54

Vivendi SA	3.51

Carrefour SA	3.08

Groupe Danone	2.89

TOTAL	51.84%

4	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI GERMANY INDEX FUND

Performance as of February 28, 2007

The iShares MSCI Germany Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the German market, as represented by the MSCI Germany Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2007, the Fund returned 18.55%, while the Index returned 18.80%.

Average Annual Total Returns

Year Ended 2/28/07			Five Years Ended 2/28/07			Ten Years Ended 2/28/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

27.37%	27.44%	27.67%	15.56%	15.62%	15.80%	8.88%	8.92%	9.18%

Cumulative Total Returns

Year Ended 2/28/07			Five Years Ended 2/28/07			Ten Years Ended 2/28/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

27.37%	27.44%	27.67%	106.09%	106.62%	108.24%	134.22%	134.93%	140.74%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/07
Sector	Percentage of Net Assets
Financial	27.20%

Industrial	15.52

Consumer Cyclical	15.33

Utilities	13.33

Basic Materials	11.52

Consumer Non-Cyclical	5.58

Communications	5.53

Technology	5.52

Energy	0.26

Short-Term and Other Net Assets	0.21

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/07
Security	Percentage of Net Assets
Allianz SE	9.51%

Siemens AG	9.15

E.ON AG	8.37

Deutsche Bank AG	6.99

DaimlerChrysler AG Registered	6.38

Deutsche Telekom AG	5.09

BASF AG	4.91

RWE AG	4.65

Bayer AG	4.29

SAP AG	4.06

TOTAL	63.40%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI ITALY INDEX FUND

Performance as of February 28, 2007

The iShares MSCI Italy Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Italian market, as represented by the MSCI Italy Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2007, the Fund returned 10.32%, while the Index returned 10.51%.

Average Annual Total Returns

Year Ended 2/28/07			Five Years Ended 2/28/07			Ten Years Ended 2/28/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

23.72%	23.70%	23.38%	18.91%	18.91%	18.69%	13.18%	13.13%	13.10%

Cumulative Total Returns

Year Ended 2/28/07			Five Years Ended 2/28/07			Ten Years Ended 2/28/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

23.72%	23.70%	23.38%	137.76%	137.71%	135.55%	244.87%	243.39%	242.35%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/07
Sector	Percentage of Net Assets
Financial	49.56%

Energy	15.61

Communications	13.01

Utilities	9.07

Consumer Cyclical	5.51

Consumer Non-Cyclical	4.09

Industrial	2.99

Short-Term and Other Net Assets	0.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/07
Security	Percentage of Net Assets
Eni SpA	15.61%

UniCredito Italiano SpA	14.05

Intesa Sanpaolo SpA	9.82

Telecom Italia SpA	6.40

Assicurazioni Generali SpA	4.87

Enel SpA	4.85

Terna SpA	4.22

Capitalia SpA	3.17

Mediobanca SpA	3.16

Banco Popolare di Verona e Novara Scrl	3.16

TOTAL	69.31%

6	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI NETHERLANDS INDEX FUND

Performance as of February 28, 2007

The iShares MSCI Netherlands Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Dutch market, as represented by the MSCI Netherlands Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2007, the Fund returned 10.87%, while the Index returned 10.93%.

Average Annual Total Returns

Year Ended 2/28/07			Five Years Ended 2/28/07			Ten Years Ended 2/28/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

23.49%	23.56%	23.21%	11.77%	11.80%	12.20%	5.99%	5.89%	7.25%

Cumulative Total Returns

Year Ended 2/28/07			Five Years Ended 2/28/07			Ten Years Ended 2/28/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

23.49%	23.56%	23.21%	74.40%	74.71%	77.80%	78.84%	77.23%	101.42%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/07
Sector	Percentage of Net Assets
Financial	41.58%

Consumer Non-Cyclical	20.22

Industrial	13.83

Communications	11.33

Basic Materials	6.57

Technology	3.73

Energy	1.70

Consumer Cyclical	0.99

Short-Term and Other Net Assets	0.05

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/07
Security	Percentage of Net Assets
ING Groep NV	17.60%

ABN AMRO Holding NV	13.81

Unilever NV	9.02

Koninklijke Philips Electronics NV	8.99

Koninklijke KPN NV	4.95

TNT NV	4.84

Aegon NV	4.82

Akzo Nobel NV	4.50

Reed Elsevier NV	4.07

Koninklijke Ahold NV	3.78

TOTAL	76.38%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI SPAIN INDEX FUND

Performance as of February 28, 2007

The iShares MSCI Spain Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Spanish market, as represented by the MSCI Spain Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2007, the Fund returned 21.99%, while the Index returned 22.04%.

Average Annual Total Returns

Year Ended 2/28/07			Five Years Ended 2/28/07			Ten Years Ended 2/28/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

37.32%	37.32%	36.96%	23.89%	23.89%	23.83%	15.32%	15.31%	15.49%

Cumulative Total Returns

Year Ended 2/28/07			Five Years Ended 2/28/07			Ten Years Ended 2/28/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

37.32%	37.32%	36.96%	191.91%	191.87%	191.12%	316.06%	315.47%	322.09%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/07
Sector	Percentage of Net Assets
Financial	39.72%

Communications	18.34

Utilities	15.08

Industrial	8.32

Consumer Non-Cyclical	7.53

Energy	5.35

Consumer Cyclical	3.45

Basic Materials	1.42

Technology	0.68

Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/07
Security	Percentage of Net Assets
Banco Santander Central Hispano SA	18.86%

Telefonica SA	17.08

Banco Bilbao Vizcaya Argentaria SA	13.31

Endesa SA	5.17

Banco Popular Espanol SA	4.95

Iberdrola SA	4.89

Repsol YPF SA	4.30

Actividades de Construcciones y Servicios SA	3.22

Altadis SA	3.09

Industria de Diseno Textil SA	2.84

TOTAL	77.71%

8	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI SWEDEN INDEX FUND

Performance as of February 28, 2007

The iShares MSCI Sweden Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Swedish market, as represented by the MSCI Sweden Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2007, the Fund returned 22.79%, while the Index returned 23.14%.

Average Annual Total Returns

Year Ended 2/28/07			Five Years Ended 2/28/07			Ten Years Ended 2/28/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

33.74%	33.33%	33.79%	21.03%	20.96%	21.19%	10.92%	10.86%	12.16%

Cumulative Total Returns

Year Ended 2/28/07			Five Years Ended 2/28/07			Ten Years Ended 2/28/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

33.74%	33.33%	33.79%	159.74%	158.90%	161.43%	181.89%	180.27%	214.92%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/07
Sector	Percentage of Net Assets
Communications	23.88%

Financial	21.46

Consumer Cyclical	20.04

Industrial	18.98

Basic Materials	7.43

Consumer Non-Cyclical	7.40

Energy	0.69

Technology	0.14

Short-Term and Other Net Assets	(0.02)

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/07
Security	Percentage of Net Assets
Telefonaktiebolaget LM Ericsson Class B	16.10%

Nordea Bank AB	9.61

Hennes & Mauritz AB Class B	7.55

Volvo AB Class B	5.11

Sandvik AB	4.83

TeliaSonera AB	4.80

Svenska Handelsbanken AB Class A	4.47

Skandinaviska Enskilda Banken AB Class A	4.34

Atlas Copco AB Class A	3.23

Svenska Cellulosa AB Class B	2.96

TOTAL	63.00%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI SWITZERLAND INDEX FUND

Performance as of February 28, 2007

The iShares MSCI Switzerland Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Swiss market, as represented by the MSCI Switzerland Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2007, the Fund returned 11.22%, while the Index returned 9.29%.

Average Annual Total Returns

Year Ended 2/28/07			Five Years Ended 2/28/07			Ten Years Ended 2/28/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

23.41%	23.90%	21.60%	15.78%	15.95%	16.11%	9.28%	9.29%	10.42%

Cumulative Total Returns

Year Ended 2/28/07			Five Years Ended 2/28/07			Ten Years Ended 2/28/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

23.41%	23.90%	21.60%	108.01%	109.61%	110.99%	142.80%	143.22%	169.33%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/07
Sector	Percentage of Net Assets
Consumer Non-Cyclical	45.10%

Financial	28.24

Industrial	10.15

Consumer Cyclical	6.43

Basic Materials	6.33

Communications	2.78

Technology	0.72

Short-Term and Other Net Assets	0.25

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/07
Security	Percentage of Net Assets
Nestle SA Registered	13.43%

Roche Holding AG	12.33

Novartis AG Registered	11.67

UBS AG Registered	10.73

Zurich Financial Services AG Registered	4.90

Credit Suisse Group Registered	4.68

Swiss Reinsurance Co. Registered	4.49

Compagnie Financiere Richemont AG Class A	3.83

ABB Ltd. Registered	3.81

Holcim Ltd. Registered	3.13

TOTAL	73.00%

10	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI UNITED KINGDOM INDEX FUND

Performance as of February 28, 2007

The iShares MSCI United Kingdom Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the British market, as represented by the MSCI United Kingdom Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2007, the Fund returned 9.08%, while the Index returned 9.40%.

Average Annual Total Returns

Year Ended 2/28/07			Five Years Ended 2/28/07			Ten Years Ended 2/28/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

22.93%	22.53%	23.71%	13.68%	13.79%	14.51%	8.05%	8.13%	8.63%

Cumulative Total Returns

Year Ended 2/28/07			Five Years Ended 2/28/07			Ten Years Ended 2/28/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

22.93%	22.53%	23.71%	89.87%	90.75%	96.92%	116.90%	118.41%	128.91%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/07
Sector	Percentage of Net Assets
Financial	27.79%

Consumer Non-Cyclical	21.88

Energy	15.07

Communications	10.09

Basic Materials	7.54

Consumer Cyclical	7.29

Utilities	4.96

Industrial	4.22

Technology	0.62

Diversified	0.14

Short-Term and Other Net Assets	0.40

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/07
Security	Percentage of Net Assets
HSBC Holdings PLC	6.70%

BP PLC	6.61

GlaxoSmithKline PLC	5.34

Vodafone Group PLC	4.85

Royal Bank of Scotland Group PLC	4.11

Royal Dutch Shell PLC Class A	3.98

Barclays PLC	3.13

Royal Dutch Shell PLC Class B	2.95

AstraZeneca PLC	2.86

HBOS PLC	2.65

TOTAL	43.18%

FUND PERFORMANCE OVERVIEWS	11

Shareholder Expenses (Unaudited)

iSHARES®, INC.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2006 to February 28, 2007.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares MSCI Index Fund	Beginning Account Value (9/1/06)	Ending Account Value (2/28/07)	Annualized Expense Ratio	Expenses Paid During Period [a] (9/1/06 to 2/28/07)
Austria
Actual	$ 1,000.00	$ 1,175.30	0.52%	$ 2.80
Hypothetical (5% return before expenses)	1,000.00	1,022.20	0.52	2.61
Belgium
Actual	1,000.00	1,137.20	0.52	2.76
Hypothetical (5% return before expenses)	1,000.00	1,022.20	0.52	2.61
EMU
Actual	1,000.00	1,144.50	0.52	2.76
Hypothetical (5% return before expenses)	1,000.00	1,022.20	0.52	2.61
France
Actual	1,000.00	1,109.00	0.52	2.72
Hypothetical (5% return before expenses)	1,000.00	1,022.20	0.52	2.61

12	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Index Fund	Beginning Account Value (9/1/06)	Ending Account Value (2/28/07)	Annualized Expense Ratio	Expenses Paid During Period [a] (9/1/06 to 2/28/07)
Germany
Actual	$ 1,000.00	$ 1,185.50	0.52%	$ 2.82
Hypothetical (5% return before expenses)	1,000.00	1,022.20	0.52	2.61
Italy
Actual	1,000.00	1,103.20	0.52	2.71
Hypothetical (5% return before expenses)	1,000.00	1,022.20	0.52	2.61
Netherlands
Actual	1,000.00	1,108.70	0.52	2.72
Hypothetical (5% return before expenses)	1,000.00	1,022.20	0.52	2.61
Spain
Actual	1,000.00	1,219.90	0.52	2.86
Hypothetical (5% return before expenses)	1,000.00	1,022.20	0.52	2.61
Sweden
Actual	1,000.00	1,227.90	0.52	2.87
Hypothetical (5% return before expenses)	1,000.00	1,022.20	0.52	2.61
Switzerland
Actual	1,000.00	1,112.20	0.52	2.72
Hypothetical (5% return before expenses)	1,000.00	1,022.20	0.52	2.61
United Kingdom
Actual	1,000.00	1,090.80	0.52	2.70
Hypothetical (5% return before expenses)	1,000.00	1,022.20	0.52	2.61

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	13

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRIA INDEX FUND

February 28, 2007

Security	Shares	Value
COMMON STOCKS – 99.70%

BANKS – 24.44%
Erste Bank der Oesterreichischen Sparkassen AG	1,164,910	$86,418,326
Raiffeisen International Bank Holding AG	151,552	20,359,589

		106,777,915

BUILDING MATERIALS – 4.98%
Wienerberger AG	354,520	21,776,099

		21,776,099

CHEMICALS – 0.14%
Lenzing AG	1,746	611,190

		611,190

ELECTRIC – 5.58%
EVN AGa	40,138	4,514,678
Oesterreichische Elektrizitaetswirtschafts AG Class A	472,414	19,850,562

		24,365,240

ENGINEERING & CONSTRUCTION – 2.24%
Flughafen Wien AG	105,774	9,791,729

		9,791,729

ENTERTAINMENT – 1.04%
bwin Interactive Entertainment AGb	139,180	4,559,476

		4,559,476

ENVIRONMENTAL CONTROL – 0.27%
BWT AG	16,714	819,107
Christ Water Technology AGb	21,106	362,440

		1,181,547

FOREST PRODUCTS & PAPER – 1.67%
Mayr-Melnhof Karton AG	37,698	7,297,278

		7,297,278

INSURANCE – 3.42%
Wiener Staedtische Allgemeine Versicherung AG	215,110	14,960,474

		14,960,474

IRON & STEEL – 9.53%
Boehler-Uddeholm AG	288,351	21,196,932
voestalpine AG	330,934	20,458,492

		41,655,424

Security	Shares or Principal	Value

MACHINERY – 3.65%
Andritz AG	75,640	$15,936,707

		15,936,707

MACHINERY – CONSTRUCTION & MINING – 0.54%
Palfinger AG	16,104	2,361,256

		2,361,256

MANUFACTURING – 2.27%
RHI AGb	218,624	9,917,096

		9,917,096

OIL & GAS – 11.34%
OMV AG	888,751	49,530,876

		49,530,876

REAL ESTATE – 15.80%
CA Immobilien Anlagen AGb	724,104	21,999,619
Immoeast AGb	719,761	10,648,605
IMMOFINANZ AGb	903,739	13,716,693
Meinl European Land Ltd.[b]	838,558	22,652,326

		69,017,243

TELECOMMUNICATIONS – 12.79%
Telekom Austria AG	2,239,203	55,903,841

		55,903,841

TOTAL COMMON STOCKS (Cost: $347,132,406)		435,643,391

SHORT-TERM INVESTMENTS – 0.79%

CERTIFICATES OF DEPOSIT[c] – 0.04%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$37,130	37,130
Deutsche Bank AG
5.35%, 08/08/07	61,884	61,884
Washington Mutual Bank
5.33%, 03/19/07	61,884	61,884

		160,898

COMMERCIAL PAPER[c] – 0.18%
Amstel Funding Corp.
5.22%, 04/16/07 - 04/17/07[d]	23,543	23,395
BNP Paribas Finance Inc.
5.12%, 06/06/07	8,664	8,544

14	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRIA INDEX FUND

February 28, 2007

Security	Principal	Value
Bryant Park Funding LLC
5.27%, 03/06/07[d]	$6,100	$6,096
Cantabric Finance LLC
5.25%, 03/06/07[d]	19,803	19,788
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[d]	18,565	18,432
Concord Minutemen Capital Co. LLC
5.29%, 03/19/07[d]	12,616	12,583
Crown Point Capital Co. LLC
5.20%, 07/18/07[d]	28,594	28,020
Edison Asset Securitization LLC
5.21%, 04/11/07[d]	10,259	10,198
Five Finance Inc.
5.22%, 04/20/07[d]	11,387	11,304
General Electric Capital Corp.
5.12% - 5.20%, 06/04/07 - 07/17/07[d]	43,319	42,575
Giro Funding Corp.
5.25%, 03/05/07 - 03/12/07[d]	40,596	40,547
Grampian Funding LLC
5.14% - 5.23%, 04/23/07 - 06/06/07[d]	48,269	47,669
Harrier Finance Funding LLC
5.12%, 06/06/07[d]	24,753	24,412
Irish Permanent Treasury PLC
5.18%, 07/10/07	12,377	12,143
KKR Pacific Funding Trust
5.29%, 03/13/07[d]	30,942	30,887
Lexington Parker Capital Co. LLC
5.18% - 5.20%, 05/17/07 - 07/25/07[d]	31,276	30,744
Liberty Street Funding Corp.
5.27%, 03/06/07[d]	2,970	2,968
Lockhart Funding LLC
5.25%, 05/04/07 - 05/14/07[d]	55,843	55,313
Nationwide Building Society
5.21%, 04/13/07[d]	23,516	23,369
Nestle Capital Corp.
5.19%, 08/09/07	14,852	14,507
Sedna Finance Inc.
5.22%, 04/17/07[d]	14,109	14,013

Security	Shares or Principal	Value
Simba Funding Corp.
5.20%, 07/23/07[d]	$24,753	$24,239
Societe Generale
5.18%, 05/16/07	61,884	61,207
Thames Asset Global Securitization No. 1 Inc.
5.25% - 5.28%, 03/02/07 - 03/12/07[d]	94,300	94,209
Thornburg Mortgage Capital Resources LLC
5.28%, 03/12/07[d]	18,120	18,090
Three Pillars Funding Corp.
5.26%, 03/01/07 - 03/12/07[d]	12,995	12,985
Tulip Funding Corp.
5.29%, 03/15/07[d]	47,517	47,420
Westpac Banking Corp.
5.20%, 07/12/07[d]	22,278	21,850
Zela Finance Inc.
5.20%, 07/16/07[d]	14,852	14,558

		772,065

MEDIUM-TERM NOTES[c] – 0.02%
Bank of America N.A.
5.28%, 04/20/07	6,188	6,188
Cullinan Finance Corp.
5.71%, 06/28/07[d]	18,565	18,565
K2 USA LLC
5.39%, 06/04/07[d]	18,565	18,565
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[d]	28,962	28,962

		72,280

MONEY MARKET FUNDS – 0.00%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%[e,f]	16,395	16,395

		16,395

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRIA INDEX FUND

February 28, 2007

Security	Principal	Value

REPURCHASE AGREEMENTS[c] – 0.11%
Banc of America Securities LLC 5.36%, due 3/1/07, maturity value $49,514 (collateralized by non-U.S. Government debt securities, value $51,032, 5.50% to 7.70%, 9/15/09 to 5/1/19).	$49,507	$49,507
Bear Stearns Companies Inc. (The) 5.37%, due 3/1/07, maturity value $37,136 (collateralized by non-U.S. Government debt securities, value $40,876, 0.00% to 9.20%, 10/17/18 to 11/25/52).	37,130	37,130
BNP Securities Corp. 5.36%, due 3/1/07, maturity value $2,475 (collateralized by non-U.S. Government debt securities, value $2,601, 5.43%, 3/15/08).	2,475	2,475
Citigroup Global Markets Holdings Inc. 5.36%, due 3/1/07, maturity value $37,136 (collateralized by non-U.S. Government debt securities, value $40,009, 0.00% to 10.00%, 5/27/33 to 8/25/46).	37,130	37,130
Citigroup Global Markets Holdings Inc. 5.36%, due 3/1/07, maturity value $49,514 (collateralized by non-U.S. Government debt securities, value $52,023, 4.91% to 6.31%, 10/25/33 to 8/25/46).	49,507	49,507
Citigroup Global Markets Holdings Inc. 5.42%, due 3/1/07, maturity value $27,233 (collateralized by non-U.S. Government debt securities, value $29,343, 0.00% to 10.00%, 5/27/33 to 8/25/46).	27,229	27,229

Security	Principal	Value
Citigroup Global Markets Holdings Inc. 5.46%, due 3/1/07, maturity value $14,854 (collateralized by non-U.S. Government debt securities, value $16,546, 0.00% to 10.00%, 5/27/33 to 2/28/37).	$14,852	$14,852
Goldman Sachs Group Inc. (The) 5.36%, due 3/1/07, maturity value $9,186 (collateralized by non-U.S. Government debt securities, value $9,652, 4.52% to 6.89%, 1/15/09 to 10/25/36).	9,185	9,185
Greenwich Capital Markets Inc. 5.46%, due 3/1/07, maturity value $103,981 (collateralized by non-U.S. Government debt securities, value $114,631, 0.00% to 10.00%, 4/1/07 to 12/31/49).	103,965	103,965
HSBC Securities Inc. 5.36%, due 3/1/07, maturity value $12,379 (collateralized by non-U.S. Government debt securities, value $13,007, 3.72% to 5.99%, 12/15/36 to 6/1/46).	12,377	12,377
JP Morgan Securities Inc. 5.41%, due 3/1/07, maturity value $6,189 (collateralized by non-U.S. Government debt securities, value $6,504, 6.25% to 9.56%, 5/15/11 to 2/1/30).	6,188	6,188
Merrill Lynch & Co. Inc. 5.36%, due 3/1/07, maturity value $24,757 (collateralized by non-U.S. Government debt securities, value $26,012, 1.63% to 14.50%, 5/1/07 to 9/18/37).	24,753	24,753

16	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRIA INDEX FUND

February 28, 2007

Security	Principal	Value
Morgan Stanley 5.36%, due 3/1/07, maturity value $24,757 (collateralized by non-U.S. Government debt securities, value $26,017, 0.00% to 10.00%, 3/1/07 to 2/28/37).	$24,753	$24,753
Morgan Stanley 5.51%, due 2/4/08, maturity value $18,213 (collateralized by non-U.S. Government debt securities, value $20,549, 0.00% to 10.00%, 3/1/07 to 2/28/37).[g]	17,327	17,327
Wachovia Capital 5.38%, due 3/1/07, maturity value $54,466 (collateralized by non-U.S. Government debt securities, value $57,226, 0.00% to 8.32%, 2/15/08 to 3/15/49).	54,458	54,458

		470,836

TIME DEPOSITS[c] – 0.03%
Bank of Nova Scotia
5.30%, 03/02/07	10,381	10,381
Chase Bank USA N.A.
5.38%, 03/01/07	37,130	37,130
Citibank N.A.
5.47%, 03/01/07	37,130	37,130
Deutsche Bank AG
5.38%, 03/01/07	58,139	58,139

		142,780

VARIABLE & FLOATING RATE NOTES[c] – 0.41%
Allstate Life Global Funding II
5.30% - 5.40%, 02/15/08 - 03/07/08[d]	63,369	63,375
American Express Centurion Bank
5.41%, 07/19/07	27,229	27,241
American Express Credit Corp.
5.42%, 03/05/08	7,426	7,430
AmeriCredit Automobile Receivables Trust
5.35%, 03/06/07	1,128	1,128

Security	Principal	Value
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.30%, 11/19/07[d]	$18,565	$18,565
ASIF Global Financing
5.40%, 05/03/07[d]	2,475	2,476
Australia & New Zealand Banking Group Ltd.
5.32%, 02/22/08[d]	16,090	16,090
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 02/20/08[d]	35,893	35,893
Beta Finance Inc.
5.29% - 5.41%, 04/25/07 - 07/25/07[d]	63,121	63,122
BMW US Capital LLC
5.32%, 01/15/08[d]	24,753	24,753
BNP Paribas
5.33%, 11/19/07[d]	45,794	45,794
Brigantine High Grade Funding Ltd.
5.40%, 09/05/07[d]	23,763	23,761
Carlyle Loan Investment Ltd.
5.37%, 04/13/07 - 07/15/07[d]	18,070	18,069
CC USA Inc.
5.36%, 07/30/07[d]	12,377	12,377
Commodore CDO Ltd.
5.44%, 12/12/07[d]	6,188	6,188
Credit Agricole SA
5.33%, 11/23/07	24,753	24,753
Credit Suisse First Boston NY
5.36%, 04/24/07	12,377	12,377
Cullinan Finance Corp.
5.36%, 04/25/07[d]	6,188	6,188
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[d]	1,899	1,899
DEPFA Bank PLC
5.40%, 12/14/07[d]	24,753	24,753
Dorada Finance Inc.
5.33% - 5.41%, 06/27/07 - 07/17/07[d]	28,467	28,467
Eli Lilly Services Inc.
5.31%, 03/01/07[d]	16,523	16,523

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRIA INDEX FUND

February 28, 2007

Security	Principal	Value
Fifth Third Bancorp
5.32%, 02/22/08[d]	$49,507	$49,507
Five Finance Inc.
5.31% - 5.37%, 06/29/07 - 07/13/07[d]	16,090	16,089
General Electric Capital Corp.
5.28% - 5.45%, 07/09/07 - 02/22/08[d]	25,991	25,994
Granite Master Issuer PLC
5.29%, 08/20/07[d]	86,637	86,637
Harrier Finance Funding LLC
5.29% - 5.36%, 07/25/07 - 08/15/07[d]	32,180	32,180
Hartford Life Global Funding Trust
5.36% - 5.40%, 07/13/07 - 03/14/08	37,130	37,132
HBOS Treasury Services PLC
5.46%, 01/24/08[d]	24,753	24,753
Holmes Financing PLC
5.29%, 07/16/07[d]	43,319	43,319
JP Morgan Securities Inc.
5.40%, 11/16/07	49,507	49,507
JPMorgan Chase & Co.
5.29% - 5.45%, 07/27/07 - 02/29/08[g]	68,072	68,072
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[d]	18,565	18,565
Kestrel Funding LLC
5.30%, 07/11/07[d]	9,901	9,901
Kommunalkredit Austria AG
5.32%, 02/08/08[d]	14,852	14,852
Leafs LLC
5.32%, 01/22/08[d]	23,983	23,983
Links Finance LLC
5.28% - 5.35%, 05/10/07 - 05/16/07[d]	27,229	27,228
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[d]	8,727	8,727
Marshall & Ilsley Bank
5.32%, 02/15/08	13,614	13,614

Security	Principal	Value
Master Funding LLC
5.35%, 04/25/07 - 05/25/07[d]	$44,797	$44,797
Merrill Lynch & Co. Inc.
5.46%, 05/30/07[g]	27,229	27,229
Metropolitan Life Global Funding I
5.33%, 03/06/08[d]	37,130	37,130
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07[d,g]	2,475	2,475
Mound Financing PLC
5.29%, 05/08/07[d]	23,268	23,268
Natexis Banques Populaires
5.33% - 5.35%, 06/20/07 - 02/08/08[d]	39,606	39,605
National City Bank of Indiana
5.34%, 05/21/07	12,377	12,377
Nationwide Building Society
5.37% - 5.48%, 07/20/07 - 01/28/08[d]	81,687	81,696
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08[d]	24,815	24,812
Northern Rock PLC
5.38%, 02/01/08[d]	29,704	29,705
Northlake CDO I
5.42%, 09/06/07[d]	7,426	7,426
Pricoa Global Funding I
5.31%, 02/27/08[d]	33,417	33,417
Sedna Finance Inc.
5.32% - 5.34%, 05/25/07 - 08/21/07[d]	35,893	35,892
Skandinaviska Enskilda Banken
5.32%, 02/15/08[d]	24,753	24,753
Strips III LLC
5.37%, 07/24/07[d]	5,037	5,037
SunTrust Bank
5.29%, 05/01/07	24,753	24,754
Tango Finance Corp.
5.27% - 5.34%, 04/25/07 - 07/16/07[d]	60,399	60,396
Union Hamilton Special Funding LLC
5.36% - 5.37%, 03/28/07 - 06/21/07[d]	40,843	40,842

18	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRIA INDEX FUND

February 28, 2007

Security	Principal	Value
Wachovia Asset Securitization Inc. 5.31%, 03/25/07[d]	$27,942	$27,942
Wachovia Bank N.A. 5.36%, 05/22/07	49,507	49,507
Wal-Mart Stores Inc. 5.50%, 07/16/07[d]	18,565	18,570
Wells Fargo & Co. 5.33%, 11/15/07[d]	12,377	12,377
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[d]	18,565	18,565
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07[d]	74,260	74,254
Wind Master Trust 5.31%, 07/25/07[d]	9,901	9,901

		1,798,009

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,433,263)		3,433,263

TOTAL INVESTMENTS
IN SECURITIES – 100.49%
(Cost: $350,565,669)		439,076,654

Other Assets, Less Liabilities – (0.49)%		(2,135,727)

NET ASSETS – 100.00%		$436,940,927

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[d]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® MSCI BELGIUM INDEX FUND

February 28, 2007

Security	Shares	Value
COMMON STOCKS – 99.88%

BANKS – 49.54%
Banque Nationale de Belgique	256	$1,270,797
Dexia SA	956,377	28,159,541
Fortis	1,461,068	62,763,528
KBC Group NV	306,896	37,280,057

		129,473,923

BEVERAGES – 4.88%
InBev	192,564	12,746,351

		12,746,351

CHEMICALS – 4.91%
Solvay SA	90,311	12,827,933

		12,827,933

ELECTRICAL COMPONENTS & EQUIPMENT – 1.34%
NV Bekaert SA	29,184	3,496,540

		3,496,540

ELECTRONICS – 0.64%
Barco NV	18,202	1,668,889

		1,668,889

FOOD – 7.20%
Colruyt SA	36,461	7,937,288
Delhaize Group	130,867	10,883,817

		18,821,105

HOLDING COMPANIES - DIVERSIFIED – 7.91%
Groupe Bruxelles Lambert SA	112,981	12,622,910
Sofina SA	73,419	8,059,273

		20,682,183

MANUFACTURING – 1.39%
AGFA-Gevaert NV	163,486	3,636,713

		3,636,713

MINING – 3.55%
Umicore	54,291	9,277,860

		9,277,860

PHARMACEUTICALS – 6.17%
Omega Pharma SA	42,707	3,298,516
UCB SA	199,161	12,843,650

		16,142,166

REAL ESTATE INVESTMENT TRUSTS – 3.80%
Cofinimmo	49,942	9,930,597

		9,930,597

Security	Shares	Value
RETAIL – 1.04%
SA D’Ieteren NV	7,290	$2,720,397

		2,720,397

TELECOMMUNICATIONS – 6.77%
Belgacom SA	298,612	12,788,118
Mobistar SA	58,031	4,898,322

		17,686,440

TRANSPORTATION – 0.74%
Compagnie Maritime Belge SA	24,662	1,313,515
Euronav SA	20,420	616,082

		1,929,597

TOTAL COMMON STOCKS (Cost: $224,940,604)
		261,040,694

SHORT-TERM INVESTMENTS – 0.06%

MONEY MARKET FUNDS – 0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[a,b]	161,525	161,525

		161,525

TOTAL SHORT-TERM INVESTMENTS
(Cost: $161,525)		161,525

TOTAL INVESTMENTS
IN SECURITIES – 99.94%
(Cost: $225,102,129)		261,202,219

Other Assets, Less Liabilities – 0.06%		151,343

NET ASSETS – 100.00%		$261,353,562

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

20	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EMU INDEX FUND

February 28, 2007

Security	Shares	Value
COMMON STOCKS – 98.51%

AUSTRIA – 1.85%
Andritz AG	6,086	$1,282,269
Boehler-Uddeholm AG	22,981	1,689,353
Erste Bank der Oesterreichischen Sparkassen AG	110,194	8,174,692
Flughafen Wien AG	6,019	557,192
Immoeast AGa	153,716	2,274,173
IMMOFINANZ AGa	272,244	4,132,042
Mayr-Melnhof Karton AG	5,171	1,000,961
Meinl European Land Ltd.[a]	108,240	2,923,933
Oesterreichische Elektrizitaetswirtschafts AG Class A	47,100	1,979,115
OMV AG	97,270	5,420,943
Raiffeisen International Bank Holding AG	21,761	2,923,386
RHI AGa	19,698	893,529
Telekom Austria AG	191,219	4,773,965
voestalpine AG	45,881	2,836,384
Wiener Staedtische Allgemeine Versicherung AG	16,884	1,174,249
Wienerberger AG	38,436	2,360,900

		44,397,086

BELGIUM – 3.66%
AGFA-Gevaert NV	48,685	1,082,988
Barco NV	7,422	680,502
Belgacom SA	71,765	3,073,350
Cofinimmo	4,750	944,502
Colruyt SA	9,035	1,966,852
Compagnie Maritime Belge SA	13,932	742,028
Delhaize Group	43,522	3,619,595
Dexia SA	323,637	9,529,160
Euronav SA	12,849	387,661
Fortis	645,088	27,711,235
Groupe Bruxelles Lambert SA	41,207	4,603,891
InBev	91,674	6,068,159
KBC Group NV	105,101	12,767,098
Mobistar SA	17,594	1,485,087
NV Bekaert SA	8,806	1,055,048
Omega Pharma SA	11,675	901,730

Security	Shares	Value
SA D’Ieteren NV	1,437	$536,243
Solvay SA	37,503	5,326,992
UCB SA	47,800	3,082,564
Umicore	14,098	2,409,226

		87,973,911

FINLAND – 4.36%
Amer Group OYJ	34,800	764,006
Cargotec Corp. Class B	24,177	1,424,373
Elisa OYJ Class A	85,655	2,525,418
Fortum OYJ	233,815	6,442,776
KCI Konecranes OYJ	38,976	1,214,539
Kesko OYJ Class B	31,484	1,657,729
Kone OYJ Class B	45,472	2,598,465
Metso OYJ	68,987	3,418,225
Neste Oil OYJ	81,951	2,628,387
Nokia OYJ	2,155,265	46,946,985
Nokian Renkaat OYJ	76,858	1,874,162
OKO Bank PLC Class A	43,059	737,718
Orion OYJ[a]	48,152	1,058,410
Outokumpu OYJ	55,097	2,049,496
Rautaruukki OYJ	50,467	2,306,588
Sampo OYJ	221,351	6,169,505
SanomaWSOY OYJ Class Bb	18,057	515,689
Stora Enso OYJ Class R	353,732	5,826,761
TietoEnator OYJ	42,133	1,182,681
UPM-Kymmene OYJ	298,635	7,771,293
Uponor OYJ	41,207	1,440,825
Wartsila OYJ Class B	33,930	2,025,856
YIT OYJ	63,104	2,054,756

		104,634,643

FRANCE – 29.10%
Accor SA	115,287	10,162,202
Air France-KLM	64,357	2,788,406
Alcatel-Lucent	1,148,240	14,636,808
ALSTOM[a]	61,116	7,374,793
Arcelor Mittal	378,861	19,172,486
Atos Origin SAa	37,368	2,019,863
AXA	924,611	39,279,095
BNP Paribas	463,009	48,280,631
Bouygues SA	113,898	7,928,903
Business Objects SAa	52,976	1,930,711
Cap Gemini SA	72,691	5,074,719

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU INDEX FUND

February 28, 2007

Security	Shares	Value
Carrefour SA	333,360	$22,228,963
Casino Guichard-Perrachon SA	23,030	1,980,438
CNP Assurances SA	20,136	2,253,969
Compagnie de Saint-Gobain	171,865	15,982,565
Compagnie Generale des Etablissements Michelin Class B	83,373	8,658,544
Credit Agricole SAb	378,039	15,061,018
Dassault Systemes SA	31,960	1,633,820
Essilor International SA	53,708	6,118,347
European Aeronautic Defence and Space Co.[b]	59,264	2,028,359
France Telecom SA	931,093	25,250,407
Gaz de France[b]	110,813	4,875,866
Gecina SA	4,189	769,151
Groupe Danone	126,862	20,064,157
Hermes International	36,114	4,710,848
Imerys SA	19,172	1,707,429
Klepierre	12,122	2,385,871
Lafarge SA	85,655	12,791,152
Lagardere SCA	64,960	4,984,640
L’Air Liquide SA	66,712	15,269,110
L’Oreal SA	164,365	17,180,543
LVMH Moet Hennessy Louis Vuitton SA	133,344	14,748,266
M6-Metropole Television	34,262	1,214,283
Neopost SA	17,131	2,205,441
Pernod Ricard SA	48,884	10,072,792
PPR SA	37,966	5,702,190
PSA Peugeot Citroen SA	86,462	5,823,669
Publicis Groupe SA	76,404	3,419,368
Renault SA	102,323	12,149,853
Sanofi-Aventis	560,230	47,554,702
Schneider Electric SA	125,936	15,271,404
SCOR	49,610	1,258,221
Societe BIC	13,572	926,157
Societe des Autoroutes Paris-Rhin-Rhone	16,244	1,362,552
Societe Generale Class A	205,467	34,561,557
Societe Television Francaise 1	66,672	2,243,153
Sodexho Alliance SA	58,475	4,028,199
STMicroelectronics NV	386,605	7,491,762

Security	Shares	Value
Suez SA	556,526	$26,920,937
Technip SA	50,467	3,387,217
Thales SA	81,951	4,215,379
Total SA	1,212,597	81,722,816
Unibail Holding	25,465	7,351,247
Valeo SA	41,026	2,016,532
Vallourec SA	19,909	4,926,553
Veolia Environnement	158,346	11,152,792
Vinci SA	110,194	15,235,845
Vivendi SA	638,940	25,193,633
Zodiac SA	32,018	2,173,921

		698,914,255

GERMANY – 21.22%
Adidas AG	111,120	5,448,621
Allianz SE	231,500	49,778,112
ALTANA AG	39,440	2,383,496
BASF AG	274,559	27,871,859
Bayer AG	401,421	23,050,275
Beiersdorf AG	30,095	1,947,945
Bilfinger Berger AG	18,520	1,534,626
Celesio AG	39,904	2,260,783
Commerzbank AG	349,102	14,387,764
Continental AG	74,543	9,286,477
DaimlerChrysler AG Registered	504,670	34,272,160
Deutsche Bank AG	289,375	37,938,303
Deutsche Boerse AG	58,338	11,664,041
Deutsche Lufthansa AG	126,399	3,416,140
Deutsche Post AG	431,516	13,748,667
Deutsche Postbank AG	31,947	2,681,835
Deutsche Telekom AG	1,499,657	26,861,979
Douglas Holding AG	16,240	939,608
E.ON AG	339,379	44,444,729
Fresenius Medical Care AG & Co. KGaA	35,188	4,973,530
Heidelberger Druckmaschinen AG	36,114	1,545,635
Hochtief AG	29,632	2,576,352
Hypo Real Estate Holding AG	77,784	4,919,611
Infineon Technologies AGa	432,905	6,633,412
IVG Immobilien AG	49,541	2,206,677
KarstadtQuelle AGa,b	37,503	1,300,910
Linde AG	60,094	6,113,144

22	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU INDEX FUND

February 28, 2007

Security	Shares	Value
MAN AG	71,302	$7,650,759
Merck KGaA	31,583	3,923,725
METRO AG	87,074	6,013,266
Muenchener Rueckversicherungs- Gesellschaft AG	111,120	17,677,193
Puma AG	6,945	2,463,218
Rheinmetall AG	19,446	1,563,066
RWE AG	242,149	24,661,724
Salzgitter AG	23,150	2,855,254
SAP AG	494,484	22,737,497
Siemens AG	468,556	49,360,389
Suedzucker AG	35,651	752,078
ThyssenKrupp AG	198,673	9,723,295
TUI AGb	135,196	3,148,492
Volkswagen AG	93,063	11,720,296
Wincor Nixdorf AG	7,888	1,285,681

		509,722,624

GREECE – 1.54%
Coca-Cola Hellenic Bottling Co. SA ADR	168,995	6,597,565
Hellenic Telecommunications
Organization SA ADR[a]	820,908	11,147,931
National Bank of Greece SA ADR	1,848,828	19,338,741

		37,084,237

IRELAND – 2.73%
Allied Irish Banks PLC	495,873	14,574,271
Bank of Ireland	554,211	12,628,467
C&C Group PLC	150,475	2,087,084
CRH PLC	301,876	12,580,976
DCC PLC	47,328	1,594,207
DEPFA Bank PLC	209,739	3,515,825
Elan Corp. PLC[a]	235,667	3,028,991
Grafton Group PLC[a]	120,957	1,904,556
Greencore Group PLC	112,141	681,410
IAWS Group PLC	60,653	1,407,701
Independent News & Media PLC	341,697	1,489,503
Irish Life & Permanent PLC	157,930	4,468,590
Kerry Group PLC Class A	70,839	1,871,496
Kingspan Group PLC	69,453	1,889,925
Paddy Power PLC	57,875	1,311,117
Ryanair Holdings PLC[a]	43,520	331,129

Security	Shares	Value
Total Produce PLC[a]	182,058	$187,582

		65,552,830

ITALY – 10.68%
Alleanza Assicurazioni SpA[b]	221,118	2,839,074
Arnoldo Mondadori Editore SpA	57,528	594,254
Assicurazioni Generali SpA	518,560	22,248,535
Autogrill SpA	94,920	1,712,753
Autostrade SpA	163,968	4,938,332
Banca Monte dei Paschi di Siena SpA[b]	645,525	4,161,206
Banca Popolare di Milano Scrl	244,464	3,787,907
Banche Popolari Unite Scrl	186,589	5,299,207
Banco Popolare di Verona e Novara Scrl	209,739	6,344,553
Benetton Group SpA	30,430	499,643
Bulgari SpA	82,975	1,195,800
Capitalia SpA	920,140	7,912,638
Enel SpA	2,264,261	23,613,752
Eni SpA	1,437,458	43,957,455
Fiat SpA[a]	291,227	6,893,758
Finmeccanica SpA	208,380	6,143,793
Fondiaria-Sai SpA	41,442	1,890,817
Gruppo Editoriale L’Espresso SpA[b]	90,965	477,036
Intesa Sanpaolo SpA	4,118,812	29,951,300
Italcementi SpA	49,666	1,490,575
Lottomatica SpA	42,793	1,690,170
Luxottica Group SpA	71,862	2,249,749
Mediaset SpA	418,089	4,848,971
Mediobanca SpA	266,908	5,976,098
Mediolanum SpA[b]	152,894	1,270,362
Pirelli & C. SpA	1,485,934	1,658,604
Seat Pagine Gialle SpA	2,322,408	1,426,520
Snam Rete Gas SpA	466,241	2,785,322
Telecom Italia SpA	5,682,862	17,171,751
Terna SpA	436,900	1,517,834
Tiscali SpA[a,b]	165,889	556,593
UniCredito Italiano SpA	4,260,989	39,399,874

		256,504,236

NETHERLANDS – 10.12%
ABN AMRO Holding NV	1,007,025	35,264,389
Aegon NV	799,601	15,790,682

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU INDEX FUND

February 28, 2007

Security	Shares	Value
Akzo Nobel NV	151,401	$9,317,681
ASML Holding NVa	275,948	6,783,596
Buhrmann NV	63,010	859,797
Corio NV	22,224	2,062,315
Euronext NV	48,825	5,304,745
Fugro NV	29,632	1,384,466
Hagemeyer NVa,b	301,413	1,425,382
Heineken NV	109,731	5,399,356
ING Groep NV	1,028,786	43,854,119
Koninklijke Ahold NVa	867,321	8,661,399
Koninklijke DSM NV	82,977	3,589,677
Koninklijke KPN NV	1,037,583	15,981,141
Koninklijke Philips Electronics NV	648,849	23,801,586
Oce NV	51,393	854,026
QIAGEN NVa,b	94,928	1,544,868
Randstad Holding NV	23,491	1,643,062
Reed Elsevier NV	384,753	6,790,079
Rodamco Europe NV	24,076	3,311,984
Royal Numico NV	94,530	4,864,912
SBM Offshore NV	70,215	2,494,061
TNT NV	229,185	9,842,140
Unilever NV	923,222	23,890,595
Vedior NV	93,526	2,037,227
Wereldhave NV	11,575	1,536,797
Wolters Kluwer NV CVA	156,957	4,741,691

		243,031,773

PORTUGAL – 1.12%
Banco BPI SA Registered	193,323	1,639,476
Banco Comercial Portugues SA Class R	1,355,664	4,942,510
Banco Espirito Santo SA	140,480	2,597,939
Brisa-Auto Estradas de Portugal SA	182,885	2,369,919
CIMPOR-Cimentos de Portugal SGPS SA	136,593	1,111,464
Energias de Portugal SA	932,945	5,102,027
Jeronimo Martins SGPS SA	23,880	577,891
Portugal Telecom SGPS SA	429,081	5,707,621
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	53,048	757,497

Security	Shares	Value
Sonae Industria SGPS SAa	77,784	$911,382
Sonae SGPS SA	489,671	1,054,334

		26,772,060

SPAIN – 12.13%
Abertis Infraestructuras SAb	139,826	3,982,200
Acciona SA	15,742	3,143,073
Acerinox SA	100,934	2,683,908
Actividades de Construcciones y Servicios SA	120,843	6,830,463
Altadis SA	145,845	7,386,353
Antena 3 de Television SAb	47,733	1,067,486
Banco Bilbao Vizcaya Argentaria SA	1,891,355	46,045,243
Banco Popular Espanol SA	480,594	9,440,080
Banco Santander Central Hispano SA	3,209,979	59,405,507
Cintra Concesiones de Infraestructuras de Transporte SAb	138,513	2,433,484
Corporacion Mapfre SA	327,180	1,620,707
Ebro Puleva SA	46,763	1,087,180
Endesa SA	495,410	25,162,135
Fadesa Inmobiliaria SA	28,706	1,371,537
Fomento de Construcciones y Contratas SA	20,424	2,120,556
Gamesa Corporacion Tecnologica SA	110,194	3,160,124
Gas Natural SDG SA	96,385	4,120,068
Grupo Ferrovial SA	35,264	3,488,990
Iberdrola SA	409,292	17,933,502
Iberia Lineas Aereas de Espana SA	251,047	1,057,869
Indra Sistemas SA	75,932	1,745,261
Industria de Diseno Textil SA	118,528	6,887,495
NH Hoteles SAb	72,691	1,640,042
NH Hoteles SA Rights[a,b]	72,691	24,965
Promotora de Informaciones SA	45,936	910,187
Repsol YPF SA	488,928	15,519,762
SacyrVallehermoso SA	52,319	2,840,453
Sociedad General de Aguas de Barcelona SA Class A	36,715	1,233,321
Sociedad General de Aguas de Barcelona SA New[a,c]	327	10,730
Sogecable SAa,b	28,243	1,059,536

24	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU INDEX FUND

February 28, 2007

Security	Shares or Principal	Value
Telefonica SA	2,402,044	$51,719,574
Union Fenosa SA	65,746	3,291,508
Zeltia SAa,b	97,304	880,456

		291,303,755

TOTAL COMMON STOCKS (Cost: $1,956,084,210)		2,365,891,410

PREFERRED STOCKS – 1.35%

GERMANY – 0.80%
Henkel KGaA	31,484	4,440,851
Porsche AG	4,640	6,076,313
ProSiebenSat.1 Media AG	49,078	1,661,582
RWE AG	20,372	1,863,276
Volkswagen AG	59,397	5,229,390

		19,271,412

ITALY – 0.55%
Intesa Sanpaolo SpA RNC	541,247	3,846,486
Telecom Italia SpA RNC	3,222,017	8,176,013
Unipol SpA	330,119	1,121,792

		13,144,291

TOTAL PREFERRED STOCKS (Cost: $25,564,911)		32,415,703

SHORT-TERM INVESTMENTS – 1.12%

CERTIFICATES OF DEPOSIT[d] – 0.05%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$287,424	287,424
Deutsche Bank AG
5.35%, 08/08/07	479,039	479,039
Washington Mutual Bank
5.33%, 03/19/07	479,039	479,039

		1,245,502

COMMERCIAL PAPER[d] – 0.25%
Amstel Funding Corp.
5.22%, 04/16/07 - 04/17/07[e]	182,248	181,011
BNP Paribas Finance Inc.
5.12%, 06/06/07	67,066	66,141
Bryant Park Funding LLC
5.27%, 03/06/07[e]	47,222	47,187

Security	Principal	Value
Cantabric Finance LLC
5.25%, 03/06/07[e]	$153,293	$153,181
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[e]	143,712	142,680
Concord Minutemen
Capital Co. LLC
5.29%, 03/19/07[e]	97,661	97,402
Crown Point Capital Co. LLC
5.20%, 07/18/07[e]	221,345	216,901
Edison Asset Securitization LLC
5.21%, 04/11/07[e]	79,411	78,940
Five Finance Inc.
5.22%, 04/20/07[e]	88,143	87,504
General Electric Capital Corp.
5.12% - 5.20%, 06/04/07 - 07/17/07[e]	335,328	329,568
Giro Funding Corp.
5.25%, 03/05/07 - 03/12/07[e]	314,250	313,871
Grampian Funding LLC
5.14% - 5.23%, 04/23/07 - 06/06/07[e]	373,651	369,010
Harrier Finance Funding LLC
5.12%, 06/06/07[e]	191,616	188,975
Irish Permanent Treasury PLC
5.18%, 07/10/07	95,808	94,002
KKR Pacific Funding Trust
5.29%, 03/13/07[e]	239,520	239,097
Lexington Parker Capital Co. LLC
5.18% - 5.20%, 05/17/07 - 07/25/07[e]	242,103	237,982
Liberty Street Funding Corp.
5.27%, 03/06/07[e]	22,994	22,977
Lockhart Funding LLC
5.25%, 05/04/07 - 05/14/07[e]	432,278	428,172
Nationwide Building Society
5.21%, 04/13/07[e]	182,035	180,902
Nestle Capital Corp.
5.19%, 08/09/07	114,969	112,301
Sedna Finance Inc.
5.22%, 04/17/07[e]	109,221	108,477
Simba Funding Corp.
5.20%, 07/23/07[e]	191,616	187,630

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU INDEX FUND

February 28, 2007

Security	Shares or Principal	Value
Societe Generale
5.18%, 05/16/07	$479,039	$473,801
Thames Asset Global Securitization No. 1 Inc.
5.25% - 5.28%, 03/02/07 - 03/12/07[e]	729,972	729,266
Thornburg Mortgage Capital Resources LLC
5.28%, 03/12/07[e]	140,263	140,036
Three Pillars Funding Corp. 5.26%,
03/01/07 - 03/12/07[e]	100,594	100,515
Tulip Funding Corp.
5.29%, 03/15/07[e]	367,828	367,071
Westpac Banking Corp.
5.20%, 07/12/07[e]	172,454	169,141
Zela Finance Inc.
5.20%, 07/16/07[e]	114,969	112,694

		5,976,435

MEDIUM-TERM NOTES[d] – 0.02%
Bank of America N.A.
5.28%, 04/20/07	47,904	47,904
Cullinan Finance Corp.
5.71%, 06/28/07[e]	143,712	143,712
K2 USA LLC
5.39%, 06/04/07[e]	143,712	143,712
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[e]	224,191	224,191

		559,519

MONEY MARKET FUNDS – 0.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[f,g]	388,347	388,347

		388,347

REPURCHASE AGREEMENTS[d] – 0.15%
Banc of America Securities LLC 5.36%, due 3/1/07, maturity value $ 383,289 (collateralized by non-U.S. Government debt securities, value $395,040, 5.50% to 7.70%, 9/15/09 to 5/1/19).	$383,232	383,232

Security	Principal	Value
Bear Stearns Companies Inc. (The) 5.37%, due 3/1/07, maturity value $287,467 (collateralized by non-U.S. Government debt securities, value $316,416, 0.00% to 9.20%, 10/17/18 to 11/25/52).	$287,424	$287,424
BNP Securities Corp. 5.36%, due 3/1/07, maturity value $ 19,165 (collateralized by non-U.S. Government debt securities, value $20,136, 5.43%, 3/15/08).	19,162	19,162
Citigroup Global Markets Holdings Inc. 5.36%, due 3/1/07, maturity value $287,467 (collateralized by non-U.S. Government debt securities, value $309,707, 0.00% to 10.00%, 5/27/33 to 8/25/46).	287,424	287,424
Citigroup Global Markets Holdings Inc. 5.36%, due 3/1/07, maturity value $383,289 (collateralized by non-U.S. Government debt securities, value $402,711, 4.91% to 6.31%, 10/25/33 to 8/25/46).	383,232	383,232
Citigroup Global Markets Holdings Inc. 5.42%, due 3/1/07, maturity value $210,809 (collateralized by non-U.S. Government debt securities, value $227,140, 0.00% to 10.00%, 5/27/33 to 8/25/46).	210,777	210,777
Citigroup Global Markets Holdings Inc. 5.46%, due 3/1/07, maturity value $114,986 (collateralized by non-U.S. Government debt securities, value $128,081, 0.00% to 10.00%, 5/27/33 to 2/28/37).	114,969	114,969

26	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU INDEX FUND

February 28, 2007

Security	Principal	Value
Goldman Sachs Group Inc. (The) 5.36%, due 3/1/07, maturity value $71,114 (collateralized by non-U.S. Government debt securities, value $74,717, 4.52% to 6.89%, 1/15/09 to 10/25/36).	$71,103	$71,103
Greenwich Capital Markets Inc. 5.46%, due 3/1/07, maturity value $804,908 (collateralized by non-U.S. Government debt securities, value $887,355, 0.00% to 10.00%, 4/1/07 to 12/31/49).	804,786	804,786
HSBC Securities Inc. 5.36%, due 3/1/07, maturity value $95,822 (collateralized by non-U.S. Government debt securities, value $100,684, 3.72% to 5.99%, 12/15/36 to 6/1/46).	95,808	95,808
JP Morgan Securities Inc. 5.41%, due 3/1/07, maturity value $47,911 (collateralized by non-U.S. Government debt securities, value $50,345, 6.25% to 9.56%, 5/15/11 to 2/1/30).	47,904	47,904
Merrill Lynch & Co. Inc. 5.36%, due 3/1/07, maturity value $191,645 (collateralized by non-U.S. Government debt securities, value $201,356, 1.63% to 14.50%, 5/1/07 to 9/18/37).	191,616	191,616
Morgan Stanley 5.36%, due 3/1/07, maturity value $191,645 (collateralized by non-U.S. Government debt securities, value $201,400, 0.00% to 10.00%, 3/1/07 to 2/28/37).	191,616	191,616

Security	Principal	Value
Morgan Stanley 5.51%, due 2/4/08, maturity value $140,988 (collateralized by non-U.S. Government debt securities, value $159,068, 0.00% to 10.00%, 3/1/07 to 2/28/37).[h]	$134,131	$134,131
Wachovia Capital 5.38%, due 3/1/07, maturity value $421,618 (collateralized by non-U.S. Government debt securities, value $442,982, 0.00% to 8.32%, 2/15/08 to 3/15/49).	421,555	421,555

		3,644,739

TIME DEPOSITS[d] – 0.05%
Bank of Nova Scotia 5.30%, 03/02/07	80,356	80,356
Chase Bank USA N.A. 5.38%, 03/01/07	287,424	287,424
Citibank N.A. 5.47%, 03/01/07	287,424	287,424
Deutsche Bank AG 5.38%, 03/01/07	450,050	450,050

		1,105,254

VARIABLE & FLOATING RATE NOTES[d] – 0.58%
Allstate Life Global Funding II
5.30% - 5.40%, 02/15/08 - 03/07/08[e]	490,536	490,585
American Express Centurion Bank
5.41%, 07/19/07	210,777	210,872
American Express Credit Corp. 5.42%, 03/05/08	57,485	57,513
AmeriCredit Automobile Receivables Trust
5.35%, 03/06/07	8,733	8,733
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.30%, 11/19/07[e]	143,712	143,712
ASIF Global Financing 5.40%, 05/03/07[e]	19,162	19,163
Australia & New Zealand Banking Group Ltd.
5.32%, 02/22/08[e]	124,550	124,550

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU INDEX FUND

February 28, 2007

Security	Principal	Value
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 02/20/08[e]	$277,843	$277,851
Beta Finance Inc.
5.29% - 5.41%, 04/25/07 - 07/25/07[e]	488,620	488,630
BMW US Capital LLC 5.32%, 01/15/08[e]	191,616	191,616
BNP Paribas 5.33%, 11/19/07[e]	354,489	354,489
Brigantine High Grade Funding Ltd.
5.40%, 09/05/07[e]	183,951	183,934
Carlyle Loan Investment Ltd.
5.37%, 04/13/07 - 07/15/07[e]	139,880	139,880
CC USA Inc. 5.36%, 07/30/07[e]	95,808	95,813
Commodore CDO Ltd. 5.44%, 12/12/07[e]	47,904	47,904
Credit Agricole SA 5.33%, 11/23/07	191,616	191,616
Credit Suisse First Boston NY 5.36%, 04/24/07	95,809	95,809
Cullinan Finance Corp. 5.36%, 04/25/07[e]	47,904	47,904
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[e]	14,699	14,699
DEPFA Bank PLC 5.40%, 12/14/07[e]	191,616	191,616
Dorada Finance Inc. 5.33% - 5.41%, 06/27/07 - 07/17/07[e]	220,358	220,361
Eli Lilly Services Inc. 5.31%, 03/01/07[e]	127,904	127,904
Fifth Third Bancorp 5.32%, 02/22/08[e]	383,232	383,232
Five Finance Inc.
5.31% - 5.37%, 06/29/07 - 07/13/07[e]	124,550	124,544
General Electric Capital Corp.
5.28% - 5.45%, 07/09/07 - 02/22/08[e]	201,197	201,216

Security	Principal	Value
Granite Master Issuer PLC 5.29%, 08/20/07[e]	$670,655	$670,655
Harrier Finance Funding LLC
5.29% - 5.36%, 07/25/07 - 08/15/07[e]	249,100	249,102
Hartford Life Global Funding Trust
5.36% - 5.40%, 07/13/07 - 03/14/08	287,424	287,442
HBOS Treasury Services PLC 5.46%, 01/24/08[e]	191,616	191,616
Holmes Financing PLC 5.29%, 07/16/07[e]	335,328	335,328
JP Morgan Securities Inc. 5.40%, 11/16/07	383,232	383,232
JPMorgan Chase & Co. 5.29% - 5.45%, 07/27/07 - 02/29/08[h]	526,943	526,944
K2 USA LLC 5.20% - 5.33%, 04/02/07 - 06/28/07[e]	143,712	143,710
Kestrel Funding LLC 5.30%, 07/11/07[e]	76,646	76,643
Kommunalkredit Austria AG 5.32%, 02/08/08[e]	114,969	114,969
Leafs LLC 5.32%, 01/22/08[e]	185,651	185,651
Links Finance LLC
5.28% - 5.35%, 05/10/07 - 05/16/07[e]	210,777	210,773
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[e]	67,554	67,554
Marshall & Ilsley Bank 5.32%, 02/15/08	105,389	105,389
Master Funding LLC
5.35%, 04/25/07 - 05/25/07[e]	346,773	346,773
Merrill Lynch & Co. Inc. 5.46%, 05/30/07[h]	210,777	210,777
Metropolitan Life Global Funding I
5.33%, 03/06/08[e]	287,424	287,424

28	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU INDEX FUND

February 28, 2007

Security	Principal	Value
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07[e,h]	$19,162	$19,162
Mound Financing PLC
5.29%, 05/08/07[e]	180,119	180,119
Natexis Banques Populaires
5.33% - 5.35%, 06/20/07 - 02/08/08[e]	306,585	306,581
National City Bank of Indiana
5.34%, 05/21/07	95,808	95,810
Nationwide Building Society
5.37% - 5.48%, 07/20/07 - 01/28/08[e]	632,332	632,403
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08[e]	192,095	192,070
Northern Rock PLC
5.38%, 02/01/08[e]	229,939	229,943
Northlake CDO I
5.42%, 09/06/07[e]	57,485	57,485
Pricoa Global Funding I
5.31%, 02/27/08[e]	258,681	258,681
Sedna Finance Inc.
5.32% - 5.34%, 05/25/07 - 08/21/07[e]	277,843	277,841
Skandinaviska Enskilda Banken
5.32%, 02/15/08[e]	191,616	191,616
Strips III LLC
5.37%, 07/24/07[e]	38,990	38,990
SunTrust Bank
5.29%, 05/01/07	191,616	191,617
Tango Finance Corp.
5.27% - 5.34%, 04/25/07 - 07/16/07[e]	467,542	467,526
Union Hamilton Special Funding LLC
5.36% - 5.37%, 03/28/07 - 06/21/07[e]	316,166	316,166
Wachovia Asset Securitization Inc.
5.31%, 03/25/07[e]	216,300	216,299
Wachovia Bank N.A.
5.36%, 05/22/07	383,232	383,232

Security	Principal	Value
Wal-Mart Stores Inc.
5.50%, 07/16/07[e]	$143,712	$143,748
Wells Fargo & Co.
5.33%, 11/15/07[e]	95,808	95,812
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[e]	143,712	143,712
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07[e]	574,847	574,796
Wind Master Trust
5.31%, 07/25/07[e]	76,646	76,646

		13,918,383

TOTAL SHORT-TERM INVESTMENTS (Cost: $26,838,179)		26,838,179

TOTAL INVESTMENTS IN SECURITIES – 100.98% (Cost: $2,008,487,300)		2,425,145,292

Other Assets, Less Liabilities – (0.98)%		(23,548,328)

NET ASSETS – 100.00%		$2,401,596,964

ADR - American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
[d]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[e]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARES® MSCI FRANCE INDEX FUND

February 28, 2007

Security	Shares	Value
COMMON STOCKS – 99.76%

ADVERTISING – 0.68%
PagesJaunes SA	18,061	$374,566
Publicis Groupe SA	19,586	876,548

		1,251,114

AEROSPACE & DEFENSE – 1.73%
European Aeronautic Defence and Space Co.[a]	46,478	1,590,747
Safran SA	23,490	538,045
Thales SA	12,528	644,413
Zodiac SA	5,967	405,140

		3,178,345

AIRLINES – 0.40%
Air France-KLM	17,199	745,184

		745,184

APPAREL – 0.64%
Hermes International	9,088	1,185,473

		1,185,473

AUTO MANUFACTURERS – 2.49%
PSA Peugeot Citroen SA	21,708	1,462,148
Renault SA	26,352	3,129,042

		4,591,190

AUTO PARTS & EQUIPMENT – 1.41%
Compagnie Generale des Etablissements Michelin Class B	20,412	2,119,849
Valeo SA	9,747	479,090

		2,598,939

BANKS – 13.55%
BNP Paribas	118,962	12,404,857
Credit Agricole SA	93,763	3,735,504
Societe Generale Class A	52,354	8,806,454

		24,946,815

BEVERAGES – 1.44%
Pernod Ricard SA	12,851	2,648,013

		2,648,013

BUILDING MATERIALS – 4.20%
Compagnie de Saint-Gobain	44,766	4,163,009
Imerys SA	4,590	408,778
Lafarge SA	21,222	3,169,153

		7,740,940

Security	Shares	Value
CHEMICALS – 2.13%
L’Air Liquide SA	17,172	$3,930,345

		3,930,345

COMMERCIAL SERVICES – 0.15%
Societe des Autoroutes
Paris-Rhin-Rhone	3,213	269,507

		269,507

COMPUTERS – 1.02%
Atos Origin SAb	9,504	513,722
Cap Gemini SA	19,466	1,358,964

		1,872,686

COSMETICS & PERSONAL CARE – 2.33%
L’Oreal SA	40,959	4,281,312

		4,281,312

DIVERSIFIED FINANCIAL SERVICES – 0.76%
Euronext NV	12,825	1,393,412

		1,393,412

ENGINEERING & CONSTRUCTION – 3.23%
Bouygues SA	28,998	2,018,669
Vinci SA	28,404	3,927,246

		5,945,915

FOOD – 6.26%
Carrefour SA	84,996	5,667,665
Casino Guichard-Perrachon SA	6,156	529,378
Groupe Danone	33,642	5,320,729

		11,517,772

FOOD SERVICE – 0.51%
Sodexho Alliance SA	13,547	933,219

		933,219

GAS – 0.67%
Gaz de France	27,999	1,231,980

		1,231,980

HAND & MACHINE TOOLS – 2.12%
Schneider Electric SA	32,124	3,895,459

		3,895,459

HEALTH CARE - PRODUCTS – 0.87%
Essilor International SA	13,999	1,594,748

		1,594,748

HOLDING COMPANIES - DIVERSIFIED – 2.09%
LVMH Moet Hennessy Louis Vuitton SA	34,857	3,855,294

		3,855,294

30	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRANCE INDEX FUND

February 28, 2007

Security	Shares	Value

HOME FURNISHINGS – 0.38%
Thomson	36,882	$692,788

		692,788

HOUSEHOLD PRODUCTS & WARES – 0.15%
Societe BIC SA	3,996	272,688

		272,688

INSURANCE – 6.09%
AXA	237,519	10,090,223
CNP Assurances	6,286	703,638
SCOR	16,659	422,510

		11,216,371

IRON & STEEL – 2.74%
Arcelor Mittal	99,576	5,039,103

		5,039,103

LODGING – 1.37%
Accor SA	28,680	2,528,056

		2,528,056

MACHINERY – 1.03%
ALSTOM[b]	15,643	1,887,622

		1,887,622

MEDIA – 4.72%
Lagardere SCA	17,226	1,321,820
M6-Metropole Television	9,558	338,746
Societe Television Francaise 1	16,659	560,485
Vivendi SA	163,998	6,466,500

		8,687,551

METAL FABRICATE & HARDWARE – 0.76%
Vallourec SA	5,630	1,393,164

		1,393,164

OFFICE & BUSINESS EQUIPMENT – 0.32%
Neopost SA	4,536	583,964

		583,964

OIL & GAS – 11.35%
Total SA	310,068	20,896,993

		20,896,993

OIL & GAS SERVICES – 0.55%
Technip SA	15,041	1,009,514

		1,009,514

Security	Shares or Principal	Value

PHARMACEUTICALS – 6.67%
Sanofi-Aventis	144,666	$12,279,864

		12,279,864

REAL ESTATE – 1.49%
Gecina SA	1,809	332,154
Klepierre	2,646	520,790
Unibail Holding	6,533	1,885,949

		2,738,893

RETAIL – 0.77%
PPR SA	9,453	1,419,765

		1,419,765

SEMICONDUCTORS – 1.02%
STMicroelectronics NV	97,065	1,880,958

		1,880,958

SOFTWARE – 0.50%
Business Objects SAb	13,824	503,816
Dassault Systemes SA	8,291	423,842

		927,658

TELECOMMUNICATIONS – 5.81%
Alcatel-Lucent	328,401	4,186,183
France Telecom SA	240,300	6,516,721

		10,702,904

WATER – 5.36%
Suez SA	144,720	7,000,568
Veolia Environnement	40,635	2,862,047

		9,862,615

TOTAL COMMON STOCKS
(Cost: $164,684,739)		183,628,133

SHORT-TERM INVESTMENTS – 0.94%

CERTIFICATES OF DEPOSIT[c] – 0.04%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$17,880	17,880
Deutsche Bank AG
5.35%, 08/08/07	29,799	29,799
Washington Mutual Bank
5.33%, 03/19/07	29,799	29,799

		77,478

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRANCE INDEX FUND

February 28, 2007

Security	Principal	Value

COMMERCIAL PAPER[c] – 0.20%
Amstel Funding Corp.
5.22%, 04/16/07 - 04/17/07[d]	$11,337	$11,252
BNP Paribas Finance Inc.
5.12%, 06/06/07	4,172	4,114
Bryant Park Funding LLC
5.27%, 03/06/07[d]	2,937	2,935
Cantabric Finance LLC
5.25%, 03/06/07[d]	9,536	9,529
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[d]	8,940	8,876
Concord Minutemen Capital Co. LLC
5.29%, 03/19/07[d]	6,075	6,059
Crown Point Capital Co. LLC
5.20%, 07/18/07[d]	13,769	13,492
Edison Asset Securitization LLC
5.21%, 04/11/07[d]	4,940	4,910
Five Finance Inc.
5.22%, 04/20/07[d]	5,483	5,443
General Electric Capital Corp.
5.12% - 5.20%, 06/04/07 - 07/17/07[d]	20,859	20,501
Giro Funding Corp.
5.25%, 03/05/07 - 03/12/07[d]	19,548	19,524
Grampian Funding LLC
5.14% - 5.23%, 04/23/07 - 06/06/07[d]	23,243	22,954
Harrier Finance Funding LLC
5.12%, 06/06/07[d]	11,920	11,755
Irish Permanent Treasury PLC
5.18%, 07/10/07	5,960	5,847
KKR Pacific Funding Trust
5.29%, 03/13/07[d]	14,899	14,873
Lexington Parker Capital Co. LLC
5.18% - 5.20%, 05/17/07 - 07/25/07[d]	15,060	14,804
Liberty Street Funding Corp.
5.27%, 03/06/07[d]	1,430	1,429
Lockhart Funding LLC
5.25%, 05/04/07 - 05/14/07[d]	26,890	26,635
Nationwide Building Society
5.21%, 04/13/07[d]	11,324	11,253

Security	Shares or Principal	Value
Nestle Capital Corp.
5.19%, 08/09/07	$7,152	$6,986
Sedna Finance Inc.
5.22%, 04/17/07[d]	6,794	6,748
Simba Funding Corp.
5.20%, 07/23/07[d]	11,920	11,672
Societe Generale
5.18%, 05/16/07	29,799	29,473
Thames Asset Global Securitization No. 1 Inc.
5.25% - 5.28%, 03/02/07 - 03/12/07[d]	45,408	45,364
Thornburg Mortgage Capital Resources LLC
5.28%, 03/12/07[d]	8,725	8,711
Three Pillars Funding Corp.
5.26%, 03/01/07 - 03/12/07[d]	6,258	6,253
Tulip Funding Corp.
5.29%, 03/15/07[d]	22,881	22,834
Westpac Banking Corp.
5.20%, 07/12/07[d]	10,728	10,521
Zela Finance Inc.
5.20%, 07/16/07[d]	7,152	7,010

		371,757

MEDIUM-TERM NOTES[c] – 0.02%
Bank of America N.A.
5.28%, 04/20/07	2,980	2,980
Cullinan Finance Corp.
5.71%, 06/28/07[d]	8,940	8,940
K2 USA LLC
5.39%, 06/04/07[d]	8,940	8,940
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[d]	13,946	13,946

		34,806

MONEY MARKET FUNDS – 0.05%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[e,f]	88,026	88,026

		88,026

32	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRANCE INDEX FUND

February 28, 2007

Security	Principal	Value

REPURCHASE AGREEMENTS[c] – 0.12%
Banc of America Securities LLC 5.36%, due 3/1/07, maturity value $23,843 (collateralized by non-U.S. Government debt securities, value $24,574, 5.50% to 7.70%, 9/15/09 to 5/1/19).	$23,839	$23,839
Bear Stearns Companies Inc. (The) 5.37%, due 3/1/07, maturity value $17,882 (collateralized by non-U.S. Government debt securities, value $19,683, 0.00% to 9.20%, 10/17/18 to 11/25/52).	17,879	17,879
BNP Securities Corp. 5.36%, due 3/1/07, maturity value $1,192 (collateralized by non-U.S. Government debt securities, value $1,253, 5.43%, 3/15/08).	1,192	1,192
Citigroup Global Markets Holdings Inc. 5.36%, due 3/1/07, maturity value $17,882 (collateralized by non-U.S. Government debt securities, value $19,265, 0.00% to 10.00%, 5/27/33 to 8/25/46).	17,879	17,879
Citigroup Global Markets Holdings Inc. 5.36%, due 3/1/07, maturity value $23,843 (collateralized by non-U.S. Government debt securities, value $25,051, 4.91% to 6.31%, 10/25/33 to 8/25/46).	23,839	23,839
Citigroup Global Markets Holdings Inc. 5.42%, due 3/1/07, maturity value $13,113 (collateralized by non-U.S. Government debt securities, value $14,129, 0.00% to 10.00%, 5/27/33 to 8/25/46).	13,111	13,111

Security	Principal	Value
Citigroup Global Markets Holdings Inc. 5.46%, due 3/1/07, maturity value $7,153 (collateralized by non-U.S. Government debt securities, value $7,967, 0.00% to 10.00%, 5/27/33 to 2/28/37).	$7,152	$7,152
Goldman Sachs Group Inc. (The) 5.36%, due 3/1/07, maturity value $4,424 (collateralized by non-U.S. Government debt securities, value $4,648, 4.52% to 6.89%, 1/15/09 to 10/25/36).	4,423	4,423
Greenwich Capital Markets Inc. 5.46%, due 3/1/07, maturity value $50,070 (collateralized by non-U.S. Government debt securities, value $55,198, 0.00% to 10.00%, 4/1/07 to 12/31/49).	50,062	50,062
HSBC Securities Inc. 5.36%, due 3/1/07, maturity value $5,961 (collateralized by non-U.S. Government debt securities, value $6,263, 3.72% to 5.99%, 12/15/36 to 6/1/46).	5,960	5,960
JP Morgan Securities Inc. 5.41%, due 3/1/07, maturity value $2,980 (collateralized by non-U.S. Government debt securities, value $3,132, 6.25% to 9.56%, 5/15/11 to 2/1/30).	2,980	2,980
Merrill Lynch & Co. Inc. 5.36%, due 3/1/07, maturity value $11,922 (collateralized by non-U.S. Government debt securities, value $12,525, 1.63% to 14.50%, 5/1/07 to 9/18/37).	11,920	11,920
Morgan Stanley 5.36%, due 3/1/07, maturity value $11,922 (collateralized by non-U.S. Government debt securities, value $12,528, 0.00% to 10.00%, 3/1/07 to 2/28/37).	11,920	11,920

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRANCE INDEX FUND

February 28, 2007

Security	Principal	Value
Morgan Stanley 5.51%, due 2/4/08, maturity value $8,771 (collateralized by non-U.S. Government debt securities, value $9,895, 0.00% to 10.00%, 3/1/07 to 2/28/37).[g]	$8,344	$8,344
Wachovia Capital 5.38%, due 3/1/07, maturity value $26,227 (collateralized by non-U.S. Government debt securities, value $27,556, 0.00% to 8.32%, 2/15/08 to 3/15/49).	26,223	26,223

		226,723

TIME DEPOSITS[c] – 0.04%
Bank of Nova Scotia
5.30%, 03/02/07	4,999	4,999
Chase Bank USA N.A.
5.38%, 03/01/07	17,879	17,879
Citibank N.A.
5.47%, 03/01/07	17,879	17,879
Deutsche Bank AG
5.38%, 03/01/07	27,996	27,996

		68,753

VARIABLE & FLOATING RATE NOTES[c] – 0.47%
Allstate Life Global Funding II
5.30% - 5.40%, 02/15/08 - 03/07/08[d]	30,514	30,517
American Express Centurion Bank
5.41%, 07/19/07	13,111	13,117
American Express Credit Corp.
5.42%, 03/05/08	3,576	3,578
AmeriCredit Automobile Receivables Trust
5.35%, 03/06/07	543	543
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.30%, 11/19/07[d]	8,940	8,940
ASIF Global Financing
5.40%, 05/03/07[d]	1,192	1,192
Australia & New Zealand Banking Group Ltd.
5.32%, 02/22/08[d]	7,748	7,748

Security	Principal	Value
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 02/20/08[d]	$17,283	$17,284
Beta Finance Inc.
5.29% - 5.41%, 04/25/07 - 07/25/07[d]	30,395	30,395
BMW US Capital LLC
5.32%, 01/15/08[d]	11,920	11,920
BNP Paribas
5.33%, 11/19/07[d]	22,051	22,051
Brigantine High Grade Funding Ltd.
5.40%, 09/05/07[d]	11,443	11,442
Carlyle Loan Investment Ltd.
5.37%, 04/13/07 - 07/15/07[d]	8,701	8,702
CC USA Inc.
5.36%, 07/30/07[d]	5,960	5,960
Commodore CDO Ltd.
5.44%, 12/12/07[d]	2,980	2,980
Credit Agricole SA
5.33%, 11/23/07	11,920	11,920
Credit Suisse First Boston NY
5.36%, 04/24/07	5,960	5,960
Cullinan Finance Corp.
5.36%, 04/25/07[d]	2,980	2,980
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[d]	914	914
DEPFA Bank PLC
5.40%, 12/14/07[d]	11,920	11,920
Dorada Finance Inc.
5.33% - 5.41%, 06/27/07 - 07/17/07[d]	13,707	13,708
Eli Lilly Services Inc.
5.31%, 03/01/07[d]	7,956	7,956
Fifth Third Bancorp
5.32%, 02/22/08[d]	23,839	23,839
Five Finance Inc.
5.31% - 5.37%, 06/29/07 - 07/13/07[d]	7,748	7,747
General Electric Capital Corp.
5.28% - 5.45%, 07/09/07 - 02/22/08[d]	12,515	12,517

34	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRANCE INDEX FUND

February 28, 2007

Security	Principal	Value
Granite Master Issuer PLC
5.29%, 08/20/07[d]	$41,718	$41,718
Harrier Finance Funding LLC
5.29% - 5.36%, 07/25/07 - 08/15/07[d]	15,495	15,495
Hartford Life Global Funding Trust
5.36% - 5.40%, 07/13/07 - 03/14/08	17,879	17,881
HBOS Treasury Services PLC
5.46%, 01/24/08[d]	11,920	11,920
Holmes Financing PLC
5.29%, 07/16/07[d]	20,859	20,859
JP Morgan Securities Inc.
5.40%, 11/16/07	23,839	23,839
JPMorgan Chase & Co.
5.29% - 5.45%, 07/27/07 - 02/29/08[g]	32,779	32,779
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[d]	8,940	8,940
Kestrel Funding LLC
5.30%, 07/11/07[d]	4,768	4,768
Kommunalkredit Austria AG
5.32%, 02/08/08[d]	7,152	7,152
Leafs LLC
5.32%, 01/22/08[d]	11,548	11,548
Links Finance LLC
5.28% - 5.35%, 05/10/07 - 05/16/07[d]	13,111	13,112
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[d]	4,202	4,202
Marshall & Ilsley Bank
5.32%, 02/15/08	6,556	6,556
Master Funding LLC
5.35%, 04/25/07 - 05/25/07[d]	21,571	21,572
Merrill Lynch & Co. Inc.
5.46%, 05/30/07[g]	13,111	13,111
Metropolitan Life Global Funding I
5.33%, 03/06/08[d]	17,879	17,879
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07[d,g]	1,192	1,192

Security	Principal	Value
Mound Financing PLC
5.29%, 05/08/07[d]	$11,204	$11,204
Natexis Banques Populaires
5.33% - 5.35%, 06/20/07 - 02/08/08[d]	19,071	19,072
National City Bank of Indiana
5.34%, 05/21/07	5,960	5,960
Nationwide Building Society
5.37% - 5.48%, 07/20/07 - 01/28/08[d]	39,334	39,339
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08[d]	11,949	11,947
Northern Rock PLC
5.38%, 02/01/08[d]	14,303	14,304
Northlake CDO I
5.42%, 09/06/07[d]	3,576	3,576
Pricoa Global Funding I
5.31%, 02/27/08[d]	16,091	16,091
Sedna Finance Inc.
5.32% - 5.34%, 05/25/07 - 08/21/07[d]	17,283	17,284
Skandinaviska Enskilda Banken
5.32%, 02/15/08[d]	11,920	11,920
Strips III LLC
5.37%, 07/24/07[d]	2,425	2,425
SunTrust Bank
5.29%, 05/01/07	11,920	11,920
Tango Finance Corp.
5.27% - 5.34%, 04/25/07 - 07/16/07[d]	29,084	29,082
Union Hamilton Special Funding LLC
5.36% - 5.37%, 03/28/07 - 06/21/07[d]	19,667	19,668
Wachovia Asset Securitization Inc.
5.31%, 03/25/07[d]	13,455	13,455
Wachovia Bank N.A.
5.36%, 05/22/07	23,839	23,839
Wal-Mart Stores Inc.
5.50%, 07/16/07[d]	8,940	8,942
Wells Fargo & Co.
5.33%, 11/15/07[d]	5,960	5,960

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRANCE INDEX FUND

February 28, 2007

Security	Principal	Value
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[d]	$8,940	$8,940
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07[d]	35,759	35,755
Wind Master Trust
5.31%, 07/25/07[d]	4,768	4,768

		865,804

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,733,347)		1,733,347

TOTAL INVESTMENTS IN SECURITIES – 100.70% (Cost: $166,418,086)		185,361,480

Other Assets, Less Liabilities – (0.70)%		(1,291,567)

NET ASSETS – 100.00%		$184,069,913

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[d]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to financial statements.

36	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI GERMANY INDEX FUND

February 28, 2007

Security	Shares	Value
COMMON STOCKS – 96.30%

AIRLINES – 0.63%
Deutsche Lufthansa AG	253,650	$6,855,307

		6,855,307

APPAREL – 1.49%
Adidas AG	234,460	11,496,433
Puma AG	13,469	4,777,119

		16,273,552

AUTO MANUFACTURERS – 8.57%
DaimlerChrysler AG Registered	1,025,181	69,620,082
Volkswagen AG	189,621	23,880,750

		93,500,832

AUTO PARTS & EQUIPMENT – 1.70%
Continental AG	148,738	18,529,601

		18,529,601

BANKS – 11.72%
Commerzbank AG	702,505	28,952,788
DEPFA Bank PLC	399,375	6,694,665
Deutsche Bank AG	581,898	76,289,323
Deutsche Postbank AG	73,260	6,149,911
Hypo Real Estate Holding AG	153,702	9,721,204

		127,807,891

BIOTECHNOLOGY – 0.24%
QIAGEN NVa,b	161,771	2,632,678

		2,632,678

CHEMICALS – 9.20%
BASF AG	527,696	53,569,063
Bayer AG	815,381	46,820,560

		100,389,623

COMPUTERS – 0.28%
Wincor Nixdorf AG	18,612	3,033,607

		3,033,607

COSMETICS & PERSONAL CARE – 0.45%
Beiersdorf AG	76,305	4,938,959

		4,938,959

DIVERSIFIED FINANCIAL SERVICES – 2.26%
Deutsche Boerse AG	114,943	22,981,588
MLP AGb	69,608	1,671,627

		24,653,215

Security	Shares	Value

ELECTRIC – 13.02%
E.ON AG	697,015	$91,280,376
RWE AG	498,361	50,755,698

		142,036,074

ENERGY– ALTERNATE SOURCES – 0.26%
Solarworld AGb	39,787	2,868,541

		2,868,541

ENGINEERING & CONSTRUCTION – 1.85%
Bilfinger Berger AG	41,110	3,406,506
Hochtief AG	46,924	4,079,804
Linde AG	124,552	12,670,222

		20,156,532

FOOD – 1.33%
METRO AG	184,404	12,734,805
Suedzucker AG	84,697	1,786,732

		14,521,537

HEALTH CARE – PRODUCTS – 0.92%
Fresenius Medical Care AG & Co. KGaA	70,986	10,033,278

		10,033,278

INSURANCE – 12.82%
Allianz SE	482,582	103,766,828
Muenchener Rueckversicherungs- Gesellschaft AG	226,776	36,075,982

		139,842,810

IRON & STEEL – 2.32%
Salzgitter AG	45,425	5,602,588
ThyssenKrupp AG	403,086	19,727,512

		25,330,100

LEISURE TIME – 0.52%
TUI AGb	242,514	5,647,751

		5,647,751

MACHINERY– DIVERSIFIED – 1.95%
Heidelberger Druckmaschinen AG	65,921	2,821,338
MAN AG	141,006	15,130,052
Rheinmetall AG	41,743	3,355,294

		21,306,684

MANUFACTURING – 9.15%
Siemens AG	947,428	99,807,525

		99,807,525

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY INDEX FUND

February 28, 2007

Security	Shares	Value

MEDIA – 0.15%
Premiere AGa,b	79,300	$1,670,784

		1,670,784

PHARMACEUTICALS – 1.75%
ALTANA AG	80,811	4,883,689
Celesio AG	102,889	5,829,232
Merck KGaA	66,996	8,323,271

		19,036,192

REAL ESTATE – 0.40%
IVG Immobilien AG	97,496	4,342,709

		4,342,709

RETAIL – 0.42%
Douglas Holding AG	35,352	2,045,382
KarstadtQuelle AGa,b	71,591	2,483,359

		4,528,741

SEMICONDUCTORS – 1.18%
Infineon Technologies AGa	842,360	12,907,499

		12,907,499

SOFTWARE – 4.06%
SAP AG	964,211	44,336,610

		44,336,610

TELECOMMUNICATIONS – 5.09%
Deutsche Telekom AG	3,097,373	55,480,399

		55,480,399

TRANSPORTATION – 2.57%
Deutsche Post AG	880,512	28,054,269

		28,054,269

TOTAL COMMON STOCKS (Cost: $ 863,746,270)		1,050,523,300

PREFERRED STOCKS – 3.49%

AUTO MANUFACTURERS – 2.00%
Porsche AG	8,683	11,370,824
Volkswagen AG	118,085	10,396,359

		21,767,183

ELECTRIC – 0.31%
RWE AG	37,141	3,397,012

		3,397,012

Security	Shares or Principal	Value

HOUSEHOLD PRODUCTS & WARES – 0.89%
Henkel KGaA	68,522	$9,665,099

		9,665,099

MEDIA – 0.29%
ProSiebenSat.1 Media AG	93,920	3,179,751

		3,179,751

TOTAL PREFERRED STOCKS (Cost: $ 26,748,273)		38,009,045

SHORT-TERM INVESTMENTS – 1.51%

CERTIFICATES OF DEPOSIT[c] – 0.07%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$175,309	175,309
Deutsche Bank AG
5.35%, 08/08/07	292,182	292,182
Washington Mutual Bank
5.33%, 03/19/07	292,182	292,182

		759,673

COMMERCIAL PAPER[c] – 0.34%
Amstel Funding Corp.
5.22%, 04/16/07 - 04/17/07[d]	111,159	110,404
BNP Paribas Finance Inc.
5.12%, 06/06/07	40,905	40,342
Bryant Park Funding LLC
5.27%, 03/06/07[d]	28,802	28,781
Cantabric Finance LLC
5.25%, 03/06/07[d]	93,498	93,430
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[d]	87,655	87,026
Concord Minutemen Capital Co. LLC
5.29%, 03/19/07[d]	59,567	59,409
Crown Point Capital Co. LLC
5.20%, 07/18/07[d]	135,006	132,295
Edison Asset Securitization LLC
5.21%, 04/11/07[d]	48,436	48,148
Five Finance Inc.
5.22%, 04/20/07[d]	53,761	53,372
General Electric Capital Corp.
5.12% - 5.20%, 06/04/07 - 07/17/07[d]	204,527	201,014

38	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY INDEX FUND

February 28, 2007

Security	Principal	Value
Giro Funding Corp.
5.25%, 03/05/07 - 03/12/07[d]	$191,671	$191,440
Grampian Funding LLC
5.14% - 5.23%, 04/23/07 - 06/06/07[d]	227,902	225,072
Harrier Finance Funding LLC
5.12%, 06/06/07[d]	116,873	115,262
Irish Permanent Treasury PLC
5.18%, 07/10/07	58,436	57,335
KKR Pacific Funding Trust
5.29%, 03/13/07[d]	146,091	145,833
Lexington Parker Capital Co. LLC
5.18% - 5.20%, 05/17/07 - 07/25/07[d]	147,666	145,153
Liberty Street Funding Corp.
5.27%, 03/06/07[d]	14,025	14,014
Lockhart Funding LLC
5.25%, 05/04/07 - 05/14/07[d]	263,660	261,156
Nationwide Building Society
5.21%, 04/13/07[d]	111,029	110,338
Nestle Capital Corp.
5.19%, 08/09/07	70,124	68,496
Sedna Finance Inc.
5.22%, 04/17/07[d]	66,617	66,163
Simba Funding Corp.
5.20%, 07/23/07[d]	116,873	114,442
Societe Generale
5.18%, 05/16/07	292,182	288,987
Thames Asset Global Securitization No. 1 Inc.
5.25% - 5.28%, 03/02/07 - 03/12/07[d]	445,234	444,803
Thornburg Mortgage Capital Resources LLC
5.28%, 03/12/07[d]	85,551	85,413
Three Pillars Funding Corp.
5.26%, 03/01/07 - 03/12/07[d]	61,356	61,308
Tulip Funding Corp.
5.29%, 03/15/07[d]	224,350	223,889
Westpac Banking Corp.
5.20%, 07/12/07[d]	105,185	103,165
Zela Finance Inc.
5.20%, 07/16/07[d]	70,124	68,736

		3,645,226

Security	Shares or Principal	Value

MEDIUM-TERM NOTES[c] – 0.03%
Bank of America N.A.
5.28%, 04/20/07	$29,218	$29,218
Cullinan Finance Corp.
5.71%, 06/28/07[d]	87,655	87,655
K2 USA LLC
5.39%, 06/04/07[d]	87,655	87,655
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[d]	136,741	136,741

		341,269

MONEY MARKET FUNDS – 0.03%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[e,f]	305,433	305,433

		305,433

REPURCHASE AGREEMENTS[c] – 0.20%
Banc of America Securities LLC 5.36%, due 3/1/07, maturity value $233,780 (collateralized by non-U.S. Government debt securities, value $240,948, 5.50% to 7.70%, 9/15/09 to 5/1/19).	$233,745	233,745
Bear Stearns Companies Inc. (The) 5.37%, due 3/1/07, maturity value $175,335 (collateralized by non-U.S. Government debt securities, value $192,992, 0.00% to 9.20%, 10/17/18 to 11/25/52).	175,309	175,309
BNP Securities Corp. 5.36%, due 3/1/07, maturity value $11,689 (collateralized by non-U.S. Government debt securities, value $12,281, 5.43%, 3/15/08).	11,687	11,687

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY INDEX FUND

February 28, 2007

Security	Principal	Value
Citigroup Global Markets Holdings Inc. 5.36%, due 3/1/07, maturity value $175,335 (collateralized by non-U.S. Government debt securities, value $188,901, 0.00% to 10.00%, 5/27/33 to 8/25/46).	$175,309	$175,309
Citigroup Global Markets Holdings Inc. 5.36%, due 3/1/07, maturity value $233,780 (collateralized by non-U.S. Government debt securities, value $245,627, 4.91% to 6.31%, 10/25/33 to 8/25/46).	233,745	233,745
Citigroup Global Markets Holdings Inc. 5.42%, due 3/1/07, maturity value $128,579 (collateralized by non-U.S. Government debt securities, value $138,540, 0.00% to 10.00%, 5/27/33 to 8/25/46).	128,560	128,560
Citigroup Global Markets Holdings Inc. 5.46%, due 3/1/07, maturity value $70,135 (collateralized by non-U.S. Government debt securities, value $78,121, 0.00% to 10.00%, 5/27/33 to 2/28/37).	70,124	70,124
Goldman Sachs Group Inc. (The) 5.36%, due 3/1/07, maturity value $43,374 (collateralized by non-U.S. Government debt securities, value $45,572, 4.52% to 6.89%, 1/15/09 to 10/25/36).	43,368	43,368
Greenwich Capital Markets Inc. 5.46%, due 3/1/07, maturity value $490,940 (collateralized by non-U.S. Government debt securities, value $541,227, 0.00% to 10.00%, 4/1/07 to 12/31/49).	490,866	490,866

Security	Principal	Value
HSBC Securities Inc. 5.36%, due 3/1/07, maturity value $58,445 (collateralized by non-U.S. Government debt securities, value $61,411, 3.72% to 5.99%, 12/15/36 to 6/1/46).	$58,436	$58,436
JP Morgan Securities Inc. 5.41%, due 3/1/07, maturity value $29,222 (collateralized by non-U.S. Government debt securities, value $30,707, 6.25% to 9.56%, 5/15/11 to 2/1/30).	29,218	29,218
Merrill Lynch & Co. Inc. 5.36%, due 3/1/07, maturity value $116,890 (collateralized by non-U.S. Government debt securities, value $122,814, 1.63% to 14.50%, 5/1/07 to 9/18/37).	116,873	116,873
Morgan Stanley 5.36%, due 3/1/07, maturity value $116,890 (collateralized by non-U.S. Government debt securities, value $122,840, 0.00% to 10.00%, 3/1/07 to 2/28/37).	116,873	116,873
Morgan Stanley 5.51%, due 2/4/08, maturity value $85,993 (collateralized by non-U.S. Government debt securities, value $97,021, 0.00% to 10.00%, 3/1/07 to 2/28/37).[g]	81,811	81,811
Wachovia Capital 5.38%, due 3/1/07, maturity value $257,158 (collateralized by non-U.S. Government debt securities, value $270,189, 0.00% to 8.32%, 2/15/08 to 3/15/49).	257,120	257,120

		2,223,044

40	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY INDEX FUND

February 28, 2007

Security	Principal	Value

TIME DEPOSITS[c] – 0.06%
Bank of Nova Scotia
5.30%, 03/02/07	$49,012	$49,012
Chase Bank USA N.A.
5.38%, 03/01/07	175,309	175,309
Citibank N.A.
5.47%, 03/01/07	175,309	175,309
Deutsche Bank AG
5.38%, 03/01/07	274,500	274,500

		674,130

VARIABLE & FLOATING RATE NOTES[c] – 0.78%
Allstate Life Global Funding II
5.30% - 5.40%, 02/15/08 - 03/07/08[d]	299,194	299,223
American Express Centurion Bank
5.41%, 07/19/07	128,560	128,618
American Express Credit Corp.
5.42%, 03/05/08	35,062	35,079
AmeriCredit Automobile Receivables Trust
5.35%, 03/06/07	5,326	5,326
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.30%, 11/19/07[d]	87,655	87,655
ASIF Global Financing
5.40%, 05/03/07[d]	11,687	11,688
Australia & New Zealand Banking Group Ltd.
5.32%, 02/22/08[d]	75,967	75,967
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 02/20/08[d]	169,465	169,470
Beta Finance Inc.
5.29% - 5.41%, 04/25/07 - 07/25/07[d]	298,025	298,031
BMW US Capital LLC
5.32%, 01/15/08[d]	116,873	116,873
BNP Paribas
5.33%, 11/19/07[d]	216,215	216,215
Brigantine High Grade Funding Ltd.
5.40%, 09/05/07[d]	112,198	112,187

Security	Principal	Value
Carlyle Loan Investment Ltd.
5.37%, 04/13/07 - 07/15/07[d]	$85,317	$85,317
CC USA Inc.
5.36%, 07/30/07[d]	58,436	58,440
Commodore CDO Ltd.
5.44%, 12/12/07[d]	29,218	29,218
Credit Agricole SA
5.33%, 11/23/07	116,873	116,873
Credit Suisse First Boston NY
5.36%, 04/24/07	58,436	58,437
Cullinan Finance Corp.
5.36%, 04/25/07[d]	29,218	29,218
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[d]	8,965	8,965
DEPFA Bank PLC
5.40%, 12/14/07[d]	116,873	116,873
Dorada Finance Inc.
5.33% - 5.41%, 06/27/07 - 07/17/07[d]	134,404	134,406
Eli Lilly Services Inc.
5.31%, 03/01/07[d]	78,013	78,013
Fifth Third Bancorp
5.32%, 02/22/08[d]	233,745	233,745
Five Finance Inc.
5.31% - 5.37%, 06/29/07 - 07/13/07[d]	75,967	75,963
General Electric Capital Corp.
5.28% - 5.45%, 07/09/07 - 02/22/08[d]	122,716	122,729
Granite Master Issuer PLC
5.29%, 08/20/07[d]	409,055	409,055
Harrier Finance Funding LLC
5.29% - 5.36%, 07/25/07 - 08/15/07[d]	151,935	151,935
Hartford Life Global Funding Trust
5.36% - 5.40%, 07/13/07 - 03/14/08	175,309	175,321
HBOS Treasury Services PLC
5.46%, 01/24/08[d]	116,873	116,873

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY INDEX FUND

February 28, 2007

Security	Principal	Value
Holmes Financing PLC
5.29%, 07/16/07[d]	$204,527	$204,527
JP Morgan Securities Inc.
5.40%, 11/16/07	233,745	233,745
JPMorgan Chase & Co.
5.29% - 5.45%, 07/27/07 - 02/29/08[g]	321,400	321,400
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[d]	87,655	87,653
Kestrel Funding LLC
5.30%, 07/11/07[d]	46,749	46,747
Kommunalkredit Austria AG
5.32%, 02/08/08[d]	70,124	70,124
Leafs LLC
5.32%, 01/22/08[d]	113,234	113,234
Links Finance LLC
5.28% - 5.35%, 05/10/07 - 05/16/07[d]	128,560	128,558
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[d]	41,204	41,204
Marshall & Ilsley Bank
5.32%, 02/15/08	64,280	64,280
Master Funding LLC
5.35%, 04/25/07 - 05/25/07[d]	211,508	211,508
Merrill Lynch & Co. Inc.
5.46%, 05/30/07[g]	128,560	128,560
Metropolitan Life Global Funding I
5.33%, 03/06/08[d]	175,309	175,309
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07[d,g]	11,687	11,687
Mound Financing PLC
5.29%, 05/08/07[d]	109,860	109,860
Natexis Banques Populaires
5.33% - 5.35%, 06/20/07 - 02/08/08[d]	186,996	186,995
National City Bank of Indiana
5.34%, 05/21/07	58,436	58,437
Nationwide Building Society
5.37% - 5.48%, 07/20/07 - 01/28/08[d]	385,680	385,723

Security	Principal	Value
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08[d]	$117,165	$117,150
Northern Rock PLC
5.38%, 02/01/08[d]	140,247	140,250
Northlake CDO I
5.42%, 09/06/07[d]	35,062	35,062
Pricoa Global Funding I
5.31%, 02/27/08[d]	157,778	157,778
Sedna Finance Inc.
5.32% - 5.34%, 05/25/07 - 08/21/07[d]	169,465	169,465
Skandinaviska Enskilda Banken
5.32%, 02/15/08[d]	116,873	116,873
Strips III LLC
5.37%, 07/24/07[d]	23,782	23,782
SunTrust Bank
5.29%, 05/01/07	116,873	116,874
Tango Finance Corp.
5.27% - 5.34%, 04/25/07 - 07/16/07[d]	285,169	285,160
Union Hamilton Special Funding LLC
5.36% - 5.37%, 03/28/07 - 06/21/07[d]	192,840	192,840
Wachovia Asset Securitization Inc.
5.31%, 03/25/07[d]	131,928	131,928
Wachovia Bank N.A.
5.36%, 05/22/07	233,745	233,745
Wal-Mart Stores Inc.
5.50%, 07/16/07[d]	87,655	87,677
Wells Fargo & Co.
5.33%, 11/15/07[d]	58,436	58,439
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[d]	87,655	87,655
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07[d]	350,618	350,587
Wind Master Trust
5.31%, 07/25/07[d]	46,749	46,749

		8,489,278

42	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY INDEX FUND

February 28, 2007

Value

TOTAL SHORT-TERM INVESTMENTS (Cost: $16,438,053)	$16,438,053

TOTAL INVESTMENTS IN SECURITIES – 101.30% (Cost: $ 906,932,596)	1,104,970,398
Other Assets, Less Liabilities – (1.30)%	(14,127,350)

NET ASSETS – 100.00%	$1,090,843,048

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[d]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited)

iSHARES® MSCI ITALY INDEX FUND

February 28, 2007

Security	Shares	Value
COMMON STOCKS – 94.32%

AEROSPACE & DEFENSE – 2.17%
Finmeccanica SpA	152,502	$4,496,308

		4,496,308

APPAREL – 0.34%
Benetton Group SpA	42,781	702,439

		702,439

AUTO MANUFACTURERS – 2.81%
Fiat SpA[a]	246,312	5,830,556

		5,830,556

AUTO PARTS & EQUIPMENT – 0.74%
Pirelli & C. SpA	1,378,414	1,538,589

		1,538,589

BANKS – 36.85%
Banca Monte dei Paschi di Siena SpA[b]	641,344	4,134,255
Banca Popolare di Milano Scrl	230,076	3,564,969
Banche Popolari Unite Scrl	215,088	6,108,591
Banco Popolare di Verona e Novara Scrl	216,571	6,551,220
Capitalia SpA	766,140	6,588,332
Intesa Sanpaolo SpA	2,803,344	20,385,440
UniCredito Italiano SpA	3,156,061	29,182,991

		76,515,798

BUILDING MATERIALS – 0.82%
Italcementi SpA	56,475	1,694,927

		1,694,927

COMMERCIAL SERVICES – 2.56%
Autostrade SpA	176,634	5,319,803

		5,319,803

DIVERSIFIED FINANCIAL SERVICES – 3.16%
Mediobanca SpA	293,286	6,566,704

		6,566,704

ELECTRIC – 9.07%
Enel SpA	965,286	10,066,871
Terna SpA	2,525,922	8,775,302

		18,842,173

ENTERTAINMENT – 0.51%
Lottomatica SpA	26,964	1,064,981

		1,064,981

Security	Shares	Value

HEALTH CARE – PRODUCTS – 1.53%
Luxottica Group SpA	101,682	$3,183,309

		3,183,309

INSURANCE – 6.96%
Assicurazioni Generali SpA	235,853	10,119,145
Fondiaria-Sai SpA	53,988	2,463,236
Mediolanum SpA[b]	224,784	1,867,680

		14,450,061

MEDIA – 3.51%
Arnoldo Mondadori Editore SpA	76,012	785,191
Gruppo Editoriale L’Espresso SpA[b]	75,064	393,648
Mediaset SpA	417,868	4,846,408
Seat Pagine Gialle SpA	2,039,184	1,252,552

		7,277,799

OIL & GAS – 15.61%
Eni SpA	1,060,092	32,417,605

		32,417,605

RETAIL – 1.11%
Autogrill SpA	70,034	1,263,706
Bulgari SpA	72,248	1,041,207

		2,304,913

TELECOMMUNICATIONS – 6.57%
Telecom Italia SpA	4,399,959	13,295,238
Tiscali SpA[a,b]	104,781	351,562

		13,646,800

TOTAL COMMON STOCKS (Cost: $181,747,426)		195,852,765

PREFERRED STOCKS – 5.52%

BANKS – 0.45%
Intesa Sanpaolo SpA RNC	131,208	932,457

		932,457

INSURANCE – 2.14%
Unipol SpA	1,309,365	4,449,411

		4,449,411

TELECOMMUNICATIONS – 2.93%
Telecom Italia SpA RNC	2,397,567	6,083,934

		6,083,934

TOTAL PREFERRED STOCKS (Cost: $10,895,454)		11,465,802

44	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ITALY INDEX FUND

February 28, 2007

Security	Principal	Value
SHORT-TERM INVESTMENTS – 1.05%

CERTIFICATES OF DEPOSIT[c] – 0.04%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$20,418	$20,418
Deutsche Bank AG
5.35%, 08/08/07	34,031	34,031
Washington Mutual Bank
5.33%, 03/19/07	34,031	34,031

		88,480

COMMERCIAL PAPER[c] – 0.20%
Amstel Funding Corp.
5.22%, 04/16/07 - 04/17/07[d]	12,947	12,869
BNP Paribas Finance Inc.
5.12%, 06/06/07	4,764	4,699
Bryant Park Funding LLC
5.27%, 03/06/07[d]	3,355	3,352
Cantabric Finance LLC
5.25%, 03/06/07[d]	10,890	10,882
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[d]	10,209	10,136
Concord Minutemen Capital Co. LLC
5.29%, 03/19/07[d]	6,938	6,920
Crown Point Capital Co. LLC
5.20%, 07/18/07[d]	15,724	15,409
Edison Asset Securitization LLC
5.21%, 04/11/07[d]	5,641	5,608
Five Finance Inc.
5.22%, 04/20/07[d]	6,262	6,216
General Electric Capital Corp.
5.12% - 5.20%, 06/04/07 - 07/17/07[d]	23,822	23,413
Giro Funding Corp.
5.25%, 03/05/07 - 03/12/07[d]	22,324	22,298
Grampian Funding LLC
5.14% - 5.23%, 04/23/07 - 06/06/07[d]	26,544	26,214
Harrier Finance Funding LLC
5.12%, 06/06/07[d]	13,612	13,425
Irish Permanent Treasury PLC
5.18%, 07/10/07	6,806	6,678
KKR Pacific Funding Trust
5.29%, 03/13/07[d]	17,016	16,986

Security	Principal	Value
Lexington Parker Capital Co. LLC
5.18% - 5.20%, 05/17/07 - 07/25/07[d]	$17,199	$16,906
Liberty Street Funding Corp.
5.27%, 03/06/07[d]	1,633	1,632
Lockhart Funding LLC
5.25%, 05/04/07 - 05/14/07[d]	30,709	30,418
Nationwide Building Society
5.21%, 04/13/07[d]	12,932	12,851
Nestle Capital Corp.
5.19%, 08/09/07	8,167	7,978
Sedna Finance Inc.
5.22%, 04/17/07[d]	7,759	7,706
Simba Funding Corp.
5.20%, 07/23/07[d]	13,612	13,329
Societe Generale
5.18%, 05/16/07	34,031	33,659
Thames Asset Global Securitization No. 1 Inc.
5.25% - 5.28%, 03/02/07 - 03/12/07[d]	51,857	51,807
Thornburg Mortgage Capital Resources LLC
5.28%, 03/12/07[d]	9,964	9,948
Three Pillars Funding Corp.
5.26%, 03/01/07 - 03/12/07[d]	7,146	7,141
Tulip Funding Corp.
5.29%, 03/15/07[d]	26,131	26,077
Westpac Banking Corp.
5.20%, 07/12/07[d]	12,251	12,016
Zela Finance Inc.
5.20%, 07/16/07[d]	8,167	8,006

		424,579

MEDIUM-TERM NOTES[c] – 0.02%
Bank of America N.A.
5.28%, 04/20/07	3,403	3,403
Cullinan Finance Corp.
5.71%, 06/28/07[d]	10,209	10,209
K2 USA LLC
5.39%, 06/04/07[d]	10,209	10,209
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[d]	15,926	15,926

		39,747

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ITALY INDEX FUND

February 28, 2007

Security	Shares or Principal	Value

MONEY MARKET FUNDS – 0.15%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%[e,f]	305,711	$305,711

		305,711

REPURCHASE AGREEMENTS[c] – 0.12%
Banc of America Securities LLC 5.36%, due 3/1/07, maturity value $27,229 (collateralized by non-U.S. Government debt securities, value $28,064, 5.50% to 7.70%, 9/15/09 to 5/1/19).	$27,225	27,225
Bear Stearns Companies Inc. (The) 5.37%, due 3/1/07, maturity value $20,422 (collateralized by non-U.S. Government debt securities, value $22,478, 0.00% to 9.20%, 10/17/18 to 11/25/52).	20,419	20,419
BNP Securities Corp. 5.36%, due 3/1/07, maturity value $1,361 (collateralized by non-U.S. Government debt securities, value $1,430, 5.43%, 3/15/08).	1,361	1,361
Citigroup Global Markets Holdings Inc. 5.36%, due 3/1/07, maturity value $20,422 (collateralized by non-U.S. Government debt securities, value $22,002, 0.00% to 10.00%, 5/27/33 to 8/25/46).	20,419	20,419
Citigroup Global Markets Holdings Inc. 5.36%, due 3/1/07, maturity value $27,229 (collateralized by non-U.S. Government debt securities, value $28,609, 4.91% to 6.31%, 10/25/33 to 8/25/46).	27,225	27,225

Security	Principal	Value
Citigroup Global Markets Holdings Inc. 5.42%, due 3/1/07, maturity value $14,976 (collateralized by non-U.S. Government debt securities, value $16,136, 0.00% to 10.00%, 5/27/33 to 8/25/46).	$14,974	$14,974
Citigroup Global Markets Holdings Inc. 5.46%, due 3/1/07, maturity value $8,168 (collateralized by non-U.S. Government debt securities, value $9,099, 0.00% to 10.00%, 5/27/33 to 2/28/37).	8,167	8,167
Goldman Sachs Group Inc. (The) 5.36%, due 3/1/07, maturity value $5,052 (collateralized by non-U.S. Government debt securities, value $5,308, 4.52% to 6.89%, 1/15/09 to 10/25/36).	5,051	5,051
Greenwich Capital Markets Inc. 5.46%, due 3/1/07, maturity value $57,181 (collateralized by non-U.S. Government debt securities, value $63,038, 0.00% to 10.00%, 4/1/07 to 12/31/49).	57,172	57,172
HSBC Securities Inc. 5.36%, due 3/1/07, maturity value $6,807 (collateralized by non-U.S. Government debt securities, value $7,153, 3.72% to 5.99%, 12/15/36 to 6/1/46).	6,806	6,806
JP Morgan Securities Inc. 5.41%, due 3/1/07, maturity value $3,404 (collateralized by non-U.S. Government debt securities, value $3,577, 6.25% to 9.56%, 5/15/11 to 2/1/30).	3,403	3,403

46	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ITALY INDEX FUND

February 28, 2007

Security	Principal	Value
Merrill Lynch & Co. Inc. 5.36%, due 3/1/07, maturity value $13,614 (collateralized by non-U.S. Government debt securities, value $14,304, 1.63% to 14.50%, 5/1/07 to 9/18/37).	$13,612	$13,612
Morgan Stanley 5.36%, due 3/1/07, maturity value $13,614 (collateralized by non-U.S. Government debt securities, value $14,308, 0.00% to 10.00%, 3/1/07 to 2/28/37).	13,612	13,612
Morgan Stanley 5.51%, due 2/4/08, maturity value $10,016 (collateralized by non-U.S. Government debt securities, value $11,300, 0.00% to 10.00%, 3/1/07 to 2/28/37).[g]	9,529	9,529
Wachovia Capital 5.38%, due 3/1/07, maturity value $29,951 (collateralized by non-U.S. Government debt securities, value $31,470, 0.00% to 8.32%, 2/15/08 to 3/15/49).	29,947	29,947

		258,922

TIME DEPOSITS[c] – 0.04%
Bank of Nova Scotia
5.30%, 03/02/07	5,709	5,709
Chase Bank USA N.A.
5.38%, 03/01/07	20,419	20,419
Citibank N.A.
5.47%, 03/01/07	20,419	20,419
Deutsche Bank AG
5.38%, 03/01/07	31,972	31,972

		78,519

Security	Principal	Value

VARIABLE & FLOATING RATE NOTES[c] – 0.48%
Allstate Life Global Funding II
5.30% - 5.40%, 02/15/08 - 03/07/08[d]	$34,848	$34,851
American Express Centurion Bank
5.41%, 07/19/07	14,974	14,980
American Express Credit Corp.
5.42%, 03/05/08	4,084	4,086
AmeriCredit Automobile Receivables Trust
5.35%, 03/06/07	620	620
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.30%, 11/19/07[d]	10,209	10,209
ASIF Global Financing
5.40%, 05/03/07[d]	1,361	1,361
Australia & New Zealand Banking Group Ltd.
5.32%, 02/22/08[d]	8,848	8,848
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 02/20/08[d]	19,738	19,739
Beta Finance Inc.
5.29% - 5.41%, 04/25/07 - 07/25/07[d]	34,712	34,712
BMW US Capital LLC
5.32%, 01/15/08[d]	13,612	13,612
BNP Paribas
5.33%, 11/19/07[d]	25,183	25,183
Brigantine High Grade Funding Ltd.
5.40%, 09/05/07[d]	13,068	13,067
Carlyle Loan Investment Ltd.
5.37%, 04/13/07 - 07/15/07[d]	9,937	9,937
CC USA Inc.
5.36%, 07/30/07[d]	6,806	6,807
Commodore CDO Ltd.
5.44%, 12/12/07[d]	3,403	3,403
Credit Agricole SA
5.33%, 11/23/07	13,612	13,612
Credit Suisse First Boston NY
5.36%, 04/24/07	6,806	6,806

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ITALY INDEX FUND

February 28, 2007

Security	Principal	Value
Cullinan Finance Corp.
5.36%, 04/25/07[d]	$3,403	$3,403
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[d]	1,044	1,044
DEPFA Bank PLC
5.40%, 12/14/07[d]	13,612	13,612
Dorada Finance Inc.
5.33% - 5.41%, 06/27/07 - 07/17/07[d]	15,654	15,655
Eli Lilly Services Inc.
5.31%, 03/01/07[d]	9,086	9,086
Fifth Third Bancorp
5.32%, 02/22/08[d]	27,225	27,225
Five Finance Inc.
5.31% - 5.37%, 06/29/07 - 07/13/07[d]	8,848	8,848
General Electric Capital Corp.
5.28% - 5.45%, 07/09/07 - 02/22/08[d]	14,293	14,294
Granite Master Issuer PLC
5.29%, 08/20/07[d]	47,644	47,644
Harrier Finance Funding LLC
5.29% - 5.36%, 07/25/07 - 08/15/07[d]	17,696	17,697
Hartford Life Global Funding Trust
5.36% - 5.40%, 07/13/07 - 03/14/08	20,419	20,420
HBOS Treasury Services PLC
5.46%, 01/24/08[d]	13,612	13,612
Holmes Financing PLC
5.29%, 07/16/07[d]	23,822	23,822
JP Morgan Securities Inc.
5.40%, 11/16/07	27,225	27,225
JPMorgan Chase & Co.
5.29% - 5.45%, 07/27/07 - 02/29/08[g]	37,434	37,434
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[d]	10,209	10,209
Kestrel Funding LLC
5.30%, 07/11/07[d]	5,445	5,445

Security	Principal	Value
Kommunalkredit Austria AG
5.32%, 02/08/08[d]	$8,167	$8,167
Leafs LLC
5.32%, 01/22/08[d]	13,189	13,189
Links Finance LLC
5.28% - 5.35%, 05/10/07 - 05/16/07[d]	14,974	14,973
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[d]	4,799	4,799
Marshall & Ilsley Bank
5.32%, 02/15/08	7,487	7,487
Master Funding LLC
5.35%, 04/25/07 - 05/25/07[d]	24,635	24,635
Merrill Lynch & Co. Inc.
5.46%, 05/30/07[g]	14,974	14,974
Metropolitan Life Global Funding I
5.33%, 03/06/08[d]	20,419	20,419
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07[d,g]	1,361	1,361
Mound Financing PLC
5.29%, 05/08/07[d]	12,796	12,796
Natexis Banques Populaires
5.33% - 5.35%, 06/20/07 - 02/08/08[d]	21,780	21,779
National City Bank of Indiana
5.34%, 05/21/07	6,806	6,806
Nationwide Building Society
5.37% - 5.48%, 07/20/07 - 01/28/08[d]	44,921	44,926
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08[d]	13,646	13,644
Northern Rock PLC
5.38%, 02/01/08[d]	16,335	16,335
Northlake CDO I
5.42%, 09/06/07[d]	4,084	4,084
Pricoa Global Funding I
5.31%, 02/27/08[d]	18,377	18,377
Sedna Finance Inc.
5.32% - 5.34%, 05/25/07 - 08/21/07[d]	19,738	19,737

48	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ITALY INDEX FUND

February 28, 2007

Security	Principal	Value
Skandinaviska Enskilda Banken
5.32%, 02/15/08[d]	$13,612	$13,612
Strips III LLC
5.37%, 07/24/07[d]	2,770	2,770
SunTrust Bank
5.29%, 05/01/07	13,612	13,613
Tango Finance Corp.
5.27% - 5.34%, 04/25/07 - 07/16/07[d]	33,214	33,213
Union Hamilton Special Funding LLC
5.36% - 5.37%, 03/28/07 - 06/21/07[d]	22,461	22,460
Wachovia Asset Securitization Inc.
5.31%, 03/25/07[d]	15,366	15,366
Wachovia Bank N.A.
5.36%, 05/22/07	27,225	27,225
Wal-Mart Stores Inc.
5.50%, 07/16/07[d]	10,209	10,212
Wells Fargo & Co.
5.33%, 11/15/07[d]	6,806	6,806
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[d]	10,209	10,210
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07[d]	40,837	40,833
Wind Master Trust
5.31%, 07/25/07[d]	5,445	5,445

		988,761

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,184,719)		2,184,719

TOTAL INVESTMENTS IN SECURITIES – 100.89% (Cost: $194,827,599)		209,503,286
Other Assets, Less Liabilities – (0.89)%		(1,844,821)

NET ASSETS – 100.00%		$207,658,465

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[d]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited)

iSHARES® MSCI NETHERLANDS INDEX FUND

February 28, 2007

Security	Shares	Value

COMMON STOCKS – 99.95%

BANKS – 13.81%
ABN AMRO Holding NV	721,688	$25,272,348

		25,272,348

BEVERAGES – 3.44%
Heineken NV	127,917	6,294,206

		6,294,206

CHEMICALS – 6.57%
Akzo Nobel NV	133,861	8,238,216
Koninklijke DSM NV	87,709	3,794,389

		12,032,605

COMMERCIAL SERVICES – 1.84%
Randstad Holding NV	22,333	1,562,066
Vedior NV	82,994	1,807,814

		3,369,880

COMPUTERS – 0.30%
Getronics NVa	64,176	549,331

		549,331

DISTRIBUTION & WHOLESALE – 0.99%
Buhrmann NV	55,289	754,441
Hagemeyer NVa,b	223,259	1,055,792

		1,810,233

ELECTRONICS – 8.99%
Koninklijke Philips Electronics NV	448,811	16,463,636

		16,463,636

FOOD – 14.94%
Koninklijke Ahold NVb	692,593	6,916,498
Royal Numico NV	76,063	3,914,522
Unilever NV	638,288	16,517,241

		27,348,261

INSURANCE – 22.42%
Aegon NV	447,366	8,834,674
ING Groep NV	755,743	32,215,100

		41,049,774

MEDIA – 6.38%
Reed Elsevier NV	422,302	7,452,740
Wolters Kluwer NV CVA	139,903	4,226,487

		11,679,227

Security	Shares or Principal	Value

OFFICE & BUSINESS EQUIPMENT – 0.53%
Oce NV	58,143	$966,194

		966,194

OIL & GAS SERVICES – 1.70%
Fugro NV	23,939	1,118,478
SBM Offshore NV	56,160	1,994,823

		3,113,301

REAL ESTATE INVESTMENT TRUSTS – 5.35%
Corio NV	31,339	2,908,157
Rodamco Europe NV	32,876	4,522,545
Wereldhave NV	17,792	2,362,220

		9,792,922

SEMICONDUCTORS – 2.90%
ASML Holding NVb	215,729	5,303,240

		5,303,240

TELECOMMUNICATIONS – 4.95%
Koninklijke KPN NV	588,079	9,057,756

		9,057,756

TRANSPORTATION – 4.84%
TNT NV	206,276	8,858,334

		8,858,334

TOTAL COMMON STOCKS (Cost: $161,019,572)		182,961,248

SHORT-TERM INVESTMENTS – 0.75%

CERTIFICATES OF DEPOSIT[c] – 0.04%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$14,925	14,925
Deutsche Bank AG
5.35%, 08/08/07	24,874	24,874
Washington Mutual Bank
5.33%, 03/19/07	24,874	24,874

		64,673

COMMERCIAL PAPER[c] – 0.17%
Amstel Funding Corp.
5.22%, 04/16/07 - 04/17/07[d]	9,463	9,402
BNP Paribas Finance Inc.
5.12%, 06/06/07	3,482	3,434

50	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NETHERLANDS INDEX FUND

February 28, 2007

Security	Principal	Value
Bryant Park Funding LLC
5.27%, 03/06/07[d]	$2,452	$2,450
Cantabric Finance LLC
5.25%, 03/06/07[d]	7,960	7,954
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[d]	7,462	7,408
Concord Minutemen Capital Co. LLC
5.29%, 03/19/07[d]	5,071	5,058
Crown Point Capital Co. LLC
5.20%, 07/18/07[d]	11,493	11,263
Edison Asset Securitization LLC
5.21%, 04/11/07[d]	4,123	4,099
Five Finance Inc.
5.22%, 04/20/07[d]	4,577	4,544
General Electric Capital Corp.
5.12% - 5.20%, 06/04/07 - 07/17/07[d]	17,412	17,113
Giro Funding Corp.
5.25%, 03/05/07 - 03/12/07[d]	16,318	16,298
Grampian Funding LLC
5.14% - 5.23%, 04/23/07 - 06/06/07[d]	19,402	19,161
Harrier Finance Funding LLC
5.12%, 06/06/07[d]	9,950	9,813
Irish Permanent Treasury PLC
5.18%, 07/10/07	4,975	4,881
KKR Pacific Funding Trust
5.29%, 03/13/07[d]	12,437	12,415
Lexington Parker Capital Co. LLC
5.18% - 5.20%, 05/17/07 - 07/25/07[d]	12,571	12,357
Liberty Street Funding Corp.
5.27%, 03/06/07[d]	1,194	1,193
Lockhart Funding LLC
5.25%, 05/04/07 - 05/14/07[d]	22,446	22,233
Nationwide Building Society
5.21%, 04/13/07[d]	9,452	9,393
Nestle Capital Corp.
5.19%, 08/09/07	5,970	5,831
Sedna Finance Inc.
5.22%, 04/17/07[d]	5,671	5,633

Security	Shares or Principal	Value
Simba Funding Corp.
5.20%, 07/23/07[d]	$9,950	$9,743
Societe Generale
5.18%, 05/16/07	24,874	24,602
Thames Asset Global Securitization No. 1 Inc.
5.25% - 5.28%, 03/02/07 - 03/12/07[d]	37,904	37,867
Thornburg Mortgage Capital Resources LLC
5.28%, 03/12/07[d]	7,283	7,271
Three Pillars Funding Corp.
5.26%, 03/01/07 - 03/12/07[d]	5,223	5,219
Tulip Funding Corp.
5.29%, 03/15/07[d]	19,100	19,060
Westpac Banking Corp.
5.20%, 07/12/07[d]	8,955	8,783
Zela Finance Inc.
5.20%, 07/16/07[d]	5,970	5,852

		310,330

MEDIUM-TERM NOTES[c] – 0.02%
Bank of America N.A.
5.28%, 04/20/07	2,487	2,487
Cullinan Finance Corp.
5.71%, 06/28/07[d]	7,462	7,462
K2 USA LLC
5.39%, 06/04/07[d]	7,462	7,462
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[d]	11,641	11,641

		29,052

MONEY MARKET FUNDS – 0.00%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[e,f]	1,334	1,334

		1,334

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NETHERLANDS INDEX FUND

February 28, 2007

Security	Principal	Value

REPURCHASE AGREEMENTS[c] – 0.10%
Banc of America Securities LLC 5.36%, due 3/1/07, maturity value $19,903 (collateralized by non-U.S. Government debt securities, value $20,513, 5.50% to 7.70%, 9/15/09 to 5/1/19).	$19,900	$19,900
Bear Stearns Companies Inc. (The) 5.37%, due 3/1/07, maturity value $14,927 (collateralized by non-U.S. Government debt securities, value $16,430, 0.00% to 9.20%, 10/17/18 to 11/25/52).	14,925	14,925
BNP Securities Corp. 5.36%, due 3/1/07, maturity value $995 (collateralized by non-U.S. Government debt securities, value $1,046, 5.43%, 3/15/08).	995	995
Citigroup Global Markets Holdings Inc. 5.36%, due 3/1/07, maturity value $14,927 (collateralized by non-U.S. Government debt securities, value $16,082, 0.00% to 10.00%, 5/27/33 to 8/25/46).	14,925	14,925
Citigroup Global Markets Holdings Inc. 5.36%, due 3/1/07, maturity value $19,903 (collateralized by non-U.S. Government debt securities, value $20,911, 4.91% to 6.31%, 10/25/33 to 8/25/46).	19,900	19,900
Citigroup Global Markets Holdings Inc. 5.42%, due 3/1/07, maturity value $10,947 (collateralized by non-U.S. Government debt securities, value $11,794, 0.00% to 10.00%, 5/27/33 to 8/25/46).	10,945	10,945

Security	Principal	Value
Citigroup Global Markets Holdings Inc. 5.46%, due 3/1/07, maturity value $5,971 (collateralized by non-U.S. Government debt securities, value $6,651, 0.00% to 10.00%, 5/27/33 to 2/28/37).	$5,970	$5,970
Goldman Sachs Group Inc. (The) 5.36%, due 3/1/07, maturity value $3,693 (collateralized by non-U.S. Government debt securities, value $3,880, 4.52% to 6.89%, 1/15/09 to 10/25/36).	3,692	3,692
Greenwich Capital Markets Inc. 5.46%, due 3/1/07, maturity value $41,795 (collateralized by non-U.S. Government debt securities, value $46,076, 0.00% to 10.00%, 4/1/07 to 12/31/49).	41,789	41,789
HSBC Securities Inc. 5.36%, due 3/1/07, maturity value $4,976 (collateralized by non-U.S. Government debt securities, value $5,228, 3.72% to 5.99%, 12/15/36 to 6/1/46).	4,975	4,975
JP Morgan Securities Inc. 5.41%, due 3/1/07, maturity value $2,487 (collateralized by non-U.S. Government debt securities, value $2,614, 6.25% to 9.56%, 5/15/11 to 2/1/30).	2,487	2,487
Merrill Lynch & Co. Inc. 5.36%, due 3/1/07, maturity value $9,951 (collateralized by non-U.S. Government debt securities, value $10,456, 1.63% to 14.50%, 5/1/07 to 9/18/37).	9,950	9,950

52	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NETHERLANDS INDEX FUND

February 28, 2007

Security	Principal	Value
Morgan Stanley 5.36%, due 3/1/07, maturity value $9,951 (collateralized by non-U.S. Government debt securities, value $10,458, 0.00% to 10.00%, 3/1/07 to 2/28/37).	$9,950	$9,950
Morgan Stanley 5.51%, due 2/4/08, maturity value $7,321 (collateralized by non-U.S. Government debt securities, value $8,260, 0.00% to 10.00%, 3/1/07 to 2/28/37).[g]	6,965	6,965
Wachovia Capital 5.38%, due 3/1/07, maturity value $21,892 (collateralized by non-U.S. Government debt securities, value $23,002, 0.00% to 8.32%, 2/15/08 to 3/15/49).	21,889	21,889

		189,257

TIME DEPOSITS[c] – 0.03%
Bank of Nova Scotia
5.30%, 03/02/07	4,173	4,173
Chase Bank USA N.A.
5.38%, 03/01/07	14,925	14,925
Citibank N.A.
5.47%, 03/01/07	14,925	14,925
Deutsche Bank AG
5.38%, 03/01/07	23,369	23,369

		57,392

VARIABLE & FLOATING RATE NOTES[c] – 0.39%
Allstate Life Global Funding II
5.30% - 5.40%, 02/15/08 - 03/07/08[d]	25,471	25,474
American Express Centurion Bank
5.41%, 07/19/07	10,945	10,950
American Express Credit Corp.
5.42%, 03/05/08	2,985	2,986
AmeriCredit Automobile Receivables Trust
5.35%, 03/06/07	453	453

Security	Principal	Value
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.30%, 11/19/07[d]	$7,462	$7,462
ASIF Global Financing
5.40%, 05/03/07[d]	995	995
Australia & New Zealand Banking Group Ltd.
5.32%, 02/22/08[d]	6,467	6,467
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 02/20/08[d]	14,427	14,428
Beta Finance Inc.
5.29% - 5.41%, 04/25/07 - 07/25/07[d]	25,372	25,372
BMW US Capital LLC
5.32%, 01/15/08[d]	9,950	9,950
BNP Paribas
5.33%, 11/19/07[d]	18,407	18,407
Brigantine High Grade Funding Ltd.
5.40%, 09/05/07[d]	9,552	9,551
Carlyle Loan Investment Ltd.
5.37%, 04/13/07 - 07/15/07[d]	7,263	7,263
CC USA Inc.
5.36%, 07/30/07[d]	4,975	4,975
Commodore CDO Ltd.
5.44%, 12/12/07[d]	2,487	2,487
Credit Agricole SA
5.33%, 11/23/07	9,950	9,950
Credit Suisse First Boston NY
5.36%, 04/24/07	4,975	4,975
Cullinan Finance Corp.
5.36%, 04/25/07[d]	2,487	2,487
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[d]	763	763
DEPFA Bank PLC
5.40%, 12/14/07[d]	9,950	9,950
Dorada Finance Inc.
5.33% - 5.41%, 06/27/07 - 07/17/07[d]	11,442	11,442
Eli Lilly Services Inc.
5.31%, 03/01/07[d]	6,641	6,641

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NETHERLANDS INDEX FUND

February 28, 2007

Security	Principal	Value
Fifth Third Bancorp
5.32%, 02/22/08[d]	$19,900	$19,900
Five Finance Inc.
5.31% - 5.37%, 06/29/07 - 07/13/07[d]	6,467	6,467
General Electric Capital Corp.
5.28% - 5.45%, 07/09/07 - 02/22/08[d]	10,447	10,448
Granite Master Issuer PLC
5.29%, 08/20/07[d]	34,824	34,824
Harrier Finance Funding LLC
5.29% - 5.36%, 07/25/07 - 08/15/07[d]	12,935	12,934
Hartford Life Global Funding Trust
5.36% - 5.40%, 07/13/07 - 03/14/08	14,925	14,926
HBOS Treasury Services PLC
5.46%, 01/24/08[d]	9,950	9,950
Holmes Financing PLC
5.29%, 07/16/07[d]	17,412	17,412
JP Morgan Securities Inc.
5.40%, 11/16/07	19,900	19,900
JPMorgan Chase & Co.
5.29% - 5.45%, 07/27/07 - 02/29/08[g]	27,362	27,362
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[d]	7,462	7,462
Kestrel Funding LLC
5.30%, 07/11/07[d]	3,980	3,980
Kommunalkredit Austria AG
5.32%, 02/08/08[d]	5,970	5,970
Leafs LLC
5.32%, 01/22/08[d]	9,640	9,640
Links Finance LLC
5.28% - 5.35%, 05/10/07 - 05/16/07[d]	10,945	10,944
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[d]	3,508	3,508
Marshall & Ilsley Bank
5.32%, 02/15/08	5,472	5,472

Security	Principal	Value
Master Funding LLC
5.35%, 04/25/07 - 05/25/07[d]	$18,006	$18,007
Merrill Lynch & Co. Inc.
5.46%, 05/30/07[g]	10,945	10,945
Metropolitan Life Global Funding I
5.33%, 03/06/08[d]	14,925	14,925
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07[d,g]	995	995
Mound Financing PLC
5.29%, 05/08/07[d]	9,353	9,353
Natexis Banques Populaires
5.33% - 5.35%, 06/20/07 - 02/08/08[d]	15,920	15,919
National City Bank of Indiana
5.34%, 05/21/07	4,975	4,975
Nationwide Building Society
5.37% - 5.48%, 07/20/07 - 01/28/08[d]	32,834	32,838
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08[d]	9,975	9,973
Northern Rock PLC
5.38%, 02/01/08[d]	11,940	11,940
Northlake CDO I
5.42%, 09/06/07[d]	2,985	2,985
Pricoa Global Funding I
5.31%, 02/27/08[d]	13,432	13,432
Sedna Finance Inc.
5.32% - 5.34%, 05/25/07 - 08/21/07[d]	14,427	14,427
Skandinaviska Enskilda Banken
5.32%, 02/15/08[d]	9,950	9,950
Strips III LLC
5.37%, 07/24/07[d]	2,025	2,025
SunTrust Bank
5.29%, 05/01/07	9,950	9,950
Tango Finance Corp.
5.27% - 5.34%, 04/25/07 - 07/16/07[d]	24,277	24,276
Union Hamilton Special Funding LLC
5.36% - 5.37%, 03/28/07 - 06/21/07[d]	16,417	16,417

54	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NETHERLANDS INDEX FUND

February 28, 2007

Security	Principal	Value
Wachovia Asset Securitization Inc.
5.31%, 03/25/07[d]	$11,231	$11,232
Wachovia Bank N.A.
5.36%, 05/22/07	19,900	19,900
Wal-Mart Stores Inc.
5.50%, 07/16/07[d]	7,462	7,464
Wells Fargo & Co.
5.33%, 11/15/07[d]	4,975	4,975
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[d]	7,462	7,463
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07[d]	29,849	29,846
Wind Master Trust
5.31%, 07/25/07[d]	3,980	3,980

		722,719

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,374,757)		1,374,757

TOTAL INVESTMENTS IN SECURITIES – 100.70% (Cost: $162,394,329)		184,336,005
Other Assets, Less Liabilities – (0.70)%		(1,277,302)

NET ASSETS – 100.00%		$183,058,703

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[d]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited)

iSHARES® MSCI SPAIN INDEX FUND

February 28, 2007

Security	Shares	Value
COMMON STOCKS – 99.89%

AGRICULTURE – 3.09%
Altadis SA	402,894	$20,404,657

		20,404,657
AIRLINES – 0.40%
Iberia Lineas Aereas de Espana SA	620,946	2,616,561

		2,616,561
BANKS – 38.16%
Banco Bilbao Vizcaya Argentaria SA	3,604,785	87,758,882
Banco Popular Espanol SA	1,660,338	32,613,233
Banco Santander Central Hispano SA	6,721,941	124,399,665
Bankinter SA	92,867	6,863,536

		251,635,316
BIOTECHNOLOGY – 0.23%
Zeltia SAa,b	165,402	1,496,641

		1,496,641
COMMERCIAL SERVICES – 2.71%
Abertis Infraestructuras SAb	443,394	12,627,720
Cintra Concesiones de Infraestructuras de Transporte SAb	297,470	5,226,142

		17,853,862
COMPUTERS – 0.68%
Indra Sistemas SA	194,745	4,476,122

		4,476,122
ELECTRIC – 11.48%
Endesa SA	671,328	34,097,103
Iberdrola SA	735,318	32,218,628
Union Fenosa SA	187,280	9,375,987

		75,691,718
ENERGY - ALTERNATE SOURCES – 1.05%
Gamesa Corporacion Tecnologica SA	242,276	6,947,949

		6,947,949
ENGINEERING & CONSTRUCTION – 8.32%
Acciona SA	44,481	8,881,147
Actividades de Construcciones y Servicios SA	375,844	21,244,000

Security	Shares	Value
Fomento de Construcciones y Contratas SA	87,591	$9,094,282
Grupo Ferrovial SA	83,719	8,283,087
SacyrVallehermoso SAb	135,433	7,352,799

		54,855,315
FOOD – 0.91%
Ebro Puleva SA	245,887	5,716,558
Viscofan SA	14,338	295,650

		6,012,208
FOREST PRODUCTS & PAPER – 0.29%
Grupo Empresarial ENCE SA	32,795	1,942,060

		1,942,060
GAS – 2.66%
Gas Natural SDG SA	410,994	17,568,326

		17,568,326
INSURANCE – 1.17%
Corporacion Mapfre SA	1,552,932	7,692,546

		7,692,546
IRON & STEEL – 1.13%
Acerinox SAb	280,751	7,465,372

		7,465,372
LODGING – 0.21%
NH Hoteles SAb	59,783	1,348,814
NH Hoteles SA Rights[a,b]	59,783	20,532

		1,369,346
MEDIA – 1.26%
Antena 3 de Television SAb	145,962	3,264,248
Promotora de Informaciones SA	154,386	3,059,043
Sogecable SAa,b	52,974	1,987,319

		8,310,610
OIL & GAS – 4.30%
Repsol YPF SA	892,458	28,328,784

		28,328,784
PHARMACEUTICALS – 0.59%
FAES FARMA SAb	169,128	3,887,328

		3,887,328
REAL ESTATE – 0.39%
Fadesa Inmobiliaria SA	53,579	2,559,938

		2,559,938

56	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SPAIN INDEX FUND

February 28, 2007

Security	Shares or Principal	Value
RETAIL – 2.84%
Industria de Diseno Textil SA	322,636	$18,747,923

		18,747,923
TELECOMMUNICATIONS – 17.08%
Telefonica SA	5,232,808	112,670,127

		112,670,127
WATER – 0.94%
Sociedad General de Aguas de Barcelona SA Class A	182,967	6,146,183
Sociedad General de Aguas de Barcelona SA New[a,c]	1,456	47,775

		6,193,958

TOTAL COMMON STOCKS (Cost: $610,885,512)		658,726,667

SHORT-TERM INVESTMENTS – 2.25%

CERTIFICATES OF DEPOSIT[d] – 0.10%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$159,375	159,375
Deutsche Bank AG
5.35%, 08/08/07	265,624	265,624
Washington Mutual Bank
5.33%, 03/19/07	265,624	265,624

		690,623

COMMERCIAL PAPER[d] – 0.50%
Amstel Funding Corp.
5.22%, 04/16/07 - 04/17/07[e]	101,055	100,372
BNP Paribas Finance Inc.
5.12%, 06/06/07	37,187	36,675
Bryant Park Funding LLC
5.27%, 03/06/07[e]	26,184	26,165
Cantabric Finance LLC
5.25%, 03/06/07[e]	85,000	84,938
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[e]	79,687	79,115
Concord Minutemen Capital Co. LLC
5.29%, 03/19/07[e]	54,152	54,009
Crown Point Capital Co. LLC
5.20%, 07/18/07[e]	122,734	120,270

Security	Principal	Value
Edison Asset Securitization LLC
5.21%, 04/11/07[e]	$44,033	$43,772
Five Finance Inc.
5.22%, 04/20/07[e]	48,875	48,520
General Electric Capital Corp.
5.12% - 5.20%, 06/04/07 - 07/17/07[e]	185,937	182,744
Giro Funding Corp.
5.25%, 03/05/07 - 03/12/07[e]	174,249	174,039
Grampian Funding LLC
5.14% - 5.23%, 04/23/07 - 06/06/07[e]	207,187	204,613
Harrier Finance Funding LLC
5.12%, 06/06/07[e]	106,250	104,785
Irish Permanent Treasury PLC
5.18%, 07/10/07	53,125	52,123
KKR Pacific Funding Trust
5.29%, 03/13/07[e]	132,812	132,578
Lexington Parker Capital Co. LLC
5.18% - 5.20%, 05/17/07 - 07/25/07[e]	134,244	131,960
Liberty Street Funding Corp.
5.27%, 03/06/07[e]	12,750	12,741
Lockhart Funding LLC
5.25%, 05/04/07 - 05/14/07[e]	239,695	237,418
Nationwide Building Society
5.21%, 04/13/07[e]	100,937	100,309
Nestle Capital Corp.
5.19%, 08/09/07	63,750	62,270
Sedna Finance Inc.
5.22%, 04/17/07[e]	60,562	60,150
Simba Funding Corp.
5.20%, 07/23/07[e]	106,250	104,040
Societe Generale
5.18%, 05/16/07	265,624	262,719
Thames Asset Global Securitization No. 1 Inc.
5.25% - 5.28%, 03/02/07 - 03/12/07[e]	404,764	404,372
Thornburg Mortgage Capital Resources LLC
5.28%, 03/12/07[e]	77,775	77,649

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SPAIN INDEX FUND

February 28, 2007

Security	Shares or Principal	Value
Three Pillars Funding Corp.
5.26%, 03/01/07 - 03/12/07[e]	$55,779	$55,735
Tulip Funding Corp.
5.29%, 03/15/07[e]	203,958	203,538
Westpac Banking Corp.
5.20%, 07/12/07[e]	95,625	93,788
Zela Finance Inc.
5.20%, 07/16/07[e]	63,750	62,488

		3,313,895

MEDIUM-TERM NOTES[d] – 0.05%
Bank of America N.A.
5.28%, 04/20/07	26,562	26,562
Cullinan Finance Corp.
5.71%, 06/28/07[e]	79,687	79,687
K2 USA LLC
5.39%, 06/04/07[e]	79,687	79,687
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[e]	124,312	124,312

		310,248

MONEY MARKET FUNDS – 0.03%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[f,g]	168,686	168,686

		168,686

REPURCHASE AGREEMENTSd – 0.31%
Banc of America Securities LLC 5.36%, due 3/1/07, maturity value $212,531 (collateralized by non-U.S. Government debts securities, value $219,047, 5.50% to 7.70%, 9/15/09 to 5/1/19).	$212,499	212,499
Bear Stearns Companies Inc. (The) 5.37%, due 3/1/07, maturity value $159,398 (collateralized by non-U.S. Government debts securities, value $175,450, 0.00% to 9.20%, 10/17/18 to 11/25/52).	159,374	159,374

Security	Principal	Value
BNP Securities Corp. 5.36%, due 3/1/07, maturity value $10,627 (collateralized by non-U.S. Government debt securities, value $11,165, 5.43%, 3/15/08).	$10,625	$10,625
Citigroup Global Markets Holdings Inc. 5.36%, due 3/1/07, maturity value $159,398 (collateralized by non-U.S. Government debt securities, value $171,731, 0.00% to 10.00%, 5/27/33 to 8/25/46).	159,374	159,374
Citigroup Global Markets Holdings Inc. 5.36%, due 3/1/07, maturity value $212,531 (collateralized by non-U.S. Government debt securities, value $223,300, 4.91% to 6.31%, 10/25/33 to 8/25/46).	212,499	212,499
Citigroup Global Markets Holdings Inc. 5.42%, due 3/1/07, maturity value $116,893 (collateralized by non-U.S. Government debt securities, value $125,948, 0.00% to 10.00%, 5/27/33 to 8/25/46).	116,875	116,875
Citigroup Global Markets Holdings Inc. 5.46%, due 3/1/07, maturity value $63,760 (collateralized by non-U.S. Government debt securities, value $71,020, 0.00% to 10.00%, 5/27/33 to 2/28/37).	63,750	63,750
Goldman Sachs Group Inc. (The) 5.36%, due 3/1/07, maturity value $39,432 (collateralized by non-U.S. Government debt securities, value $41,430, 4.52% to 6.89%, 1/15/09 to 10/25/36).	39,426	39,426

58	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SPAIN INDEX FUND

February 28, 2007

Security	Principal	Value
Greenwich Capital Markets Inc. 5.46%, due 3/1/07, maturity value $446,316 (collateralized by non-U.S. Government debt securities, value $492,032, 0.00% to 10.00%, 4/1/07 to 12/31/49).	$446,248	$446,248
HSBC Securities Inc. 5.36%, due 3/1/07, maturity value $53,133 (collateralized by non-U.S. Government debt securities, value $55,829, 3.72% to 5.99%, 12/15/36 to 6/1/46).	53,125	53,125
JP Morgan Securities Inc. 5.41%, due 3/1/07, maturity value $26,566 (collateralized bynon-U.S. Government debt securities, value $27,916, 6.25% to 9.56%, 5/15/11 to 2/1/30).	26,562	26,562
Merrill Lynch & Co. Inc. 5.36%, due 3/1/07, maturity value $106,266 (collateralized by non-U.S. Government debt securities, value $111,651, 1.63% to 14.50%, 5/1/07 to 9/18/37).	106,250	106,250
Morgan Stanley 5.36%, due 3/1/07, maturity value $106,266 (collateralized by non-U.S. Government debt securities, value $111,675, 0.00% to 10.00%, 3/1/07 to 2/28/37).	106,250	106,250
Morgan Stanley 5.51%, due 2/4/08, maturity value $78,177 (collateralized by non-U.S. Government debt securities, value $88,202, 0.00% to 10.00%, 3/1/07 to 2/28/37).[h]	74,375	74,375

Security	Principal	Value
Wachovia Capital 5.38%, due 3/1/07, maturity value $233,784 (collateralized by non-U.S. Government debt securities, value $245,630, 0.00% to 8.32%, 2/15/08 to 3/15/49).	$233,749	$233,749

		2,020,981

TIME DEPOSITS[d] – 0.09%
Bank of Nova Scotia
5.30%, 03/02/07	44,557	44,557
Chase Bank USA N.A.
5.38%, 03/01/07	159,374	159,374
Citibank N.A.
5.47%, 03/01/07	159,374	159,374
Deutsche Bank AG
5.38%, 03/01/07	249,550	249,550

		612,855

VARIABLE & FLOATING RATE NOTES[d] – 1.17%
Allstate Life Global Funding II
5.30% - 5.40%, 02/15/08 - 03/07/08[e]	271,999	272,025
American Express Centurion Bank
5.41%, 07/19/07	116,875	116,927
American Express Credit Corp.
5.42%, 03/05/08	31,875	31,890
AmeriCredit Automobile Receivables Trust
5.35%, 03/06/07	4,842	4,842
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.30%, 11/19/07[e]	79,687	79,687
ASIF Global Financing
5.40%, 05/03/07[e]	10,625	10,626
Australia & New Zealand Banking Group Ltd.
5.32%, 02/22/08[e]	69,062	69,062
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 02/20/08[e]	154,062	154,067

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SPAIN INDEX FUND

February 28, 2007

Security	Principal	Value
Beta Finance Inc.
5.29% - 5.41%, 04/25/07 - 07/25/07[e]	$270,936	$270,941
BMW US Capital LLC
5.32%, 01/15/08[e]	106,250	106,250
BNP Paribas
5.33%, 11/19/07[e]	196,562	196,562
Brigantine High Grade Funding Ltd.
5.40%, 09/05/07[e]	102,000	101,990
Carlyle Loan Investment Ltd.
5.37%, 04/13/07 - 07/15/07[e]	77,562	77,562
CC USA Inc.
5.36%, 07/30/07[e]	53,125	53,128
Commodore CDO Ltd.
5.44%, 12/12/07[e]	26,562	26,562
Credit Agricole SA
5.33%, 11/23/07	106,250	106,250
Credit Suisse First Boston NY
5.36%, 04/24/07	53,125	53,125
Cullinan Finance Corp.
5.36%, 04/25/07[e]	26,562	26,562
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[e]	8,150	8,150
DEPFA Bank PLC
5.40%, 12/14/07[e]	106,250	106,250
Dorada Finance Inc.
5.33% - 5.41%, 06/27/07 - 07/17/07[e]	122,187	122,189
Eli Lilly Services Inc.
5.31%, 03/01/07[e]	70,922	70,922
Fifth Third Bancorp
5.32%, 02/22/08[e]	212,499	212,499
Five Finance Inc.
5.31% - 5.37%, 06/29/07 - 07/13/07[e]	69,062	69,059
General Electric Capital Corp.
5.28% - 5.45%, 07/09/07 - 02/22/08[e]	111,562	111,573
Granite Master Issuer PLC
5.29%, 08/20/07[e]	371,874	371,874

Security	Principal	Value
Harrier Finance Funding LLC
5.29% - 5.36%, 07/25/07 - 08/15/07[e]	$138,124	$138,126
Hartford Life Global Funding Trust
5.36% - 5.40%, 07/13/07 - 03/14/08	159,374	159,385
HBOS Treasury Services PLC
5.46%, 01/24/08[e]	106,250	106,250
Holmes Financing PLC
5.29%, 07/16/07[e]	185,937	185,937
JP Morgan Securities Inc.
5.40%, 11/16/07	212,499	212,499
JPMorgan Chase & Co.
5.29% - 5.45%, 07/27/07 - 02/29/08[h]	292,186	292,186
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[e]	79,687	79,685
Kestrel Funding LLC
5.30%, 07/11/07[e]	42,500	42,498
Kommunalkredit Austria AG
5.32%, 02/08/08[e]	63,750	63,750
Leafs LLC
5.32%, 01/22/08[e]	102,942	102,942
Links Finance LLC
5.28% - 5.35%, 05/10/07 - 05/16/07[e]	116,875	116,872
Lothian Mortgages MasterIssuer PLC
5.29%, 04/24/07[e]	37,458	37,458
Marshall & Ilsley Bank
5.32%, 02/15/08	58,437	58,437
Master Funding LLC
5.35%, 04/25/07 - 05/25/07[e]	192,283	192,283
Merrill Lynch & Co. Inc.
5.46%, 05/30/07[h]	116,875	116,875
Metropolitan Life Global Funding I
5.33%, 03/06/08[e]	159,374	159,374
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07[e,h]	10,625	10,625
Mound Financing PLC
5.29%, 05/08/07[e]	99,875	99,875

60	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SPAIN INDEX FUND

February 28, 2007

Security	Principal	Value
Natexis Banques Populaires
5.33% - 5.35%, 06/20/07 - 02/08/08[e]	$169,999	$169,997
National City Bank of Indiana
5.34%, 05/21/07	53,125	53,126
Nationwide Building Society
5.37% - 5.48%, 07/20/07 - 01/28/08[e]	350,624	350,663
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08[e]	106,515	106,501
Northern Rock PLC
5.38%, 02/01/08[e]	127,500	127,502
Northlake CDO I
5.42%, 09/06/07[e]	31,875	31,875
Pricoa Global Funding I
5.31%, 02/27/08[e]	143,437	143,437
Sedna Finance Inc.
5.32% - 5.34%, 05/25/07 - 08/21/07[e]	154,062	154,061
Skandinaviska Enskilda Banken
5.32%, 02/15/08[e]	106,250	106,250
Strips III LLC
5.37%, 07/24/07[e]	21,620	21,620
SunTrust Bank
5.29%, 05/01/07	106,250	106,251
Tango Finance Corp.
5.27% - 5.34%, 04/25/07 - 07/16/07[e]	259,249	259,240
Union Hamilton Special Funding LLC
5.36% - 5.37%, 03/28/07 - 06/21/07[e]	175,312	175,312
Wachovia Asset Securitization Inc.
5.31%, 03/25/07[e]	119,937	119,937
Wachovia Bank N.A.
5.36%, 05/22/07	212,499	212,499
Wal-Mart Stores Inc.
5.50%, 07/16/07[e]	79,687	79,707
Wells Fargo & Co.
5.33%, 11/15/07[e]	53,125	53,127
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[e]	79,687	79,688

Security	Principal	Value
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07[e]	$318,749	$318,720
Wind MasterTrust
5.31%, 07/25/07[e]	42,500	42,500

		7,717,644

TOTAL SHORT-TERM INVESTMENTS (Cost: $14,834,932)		14,834,932

TOTAL INVESTMENTS IN SECURITIES – 102.14% (Cost: $625,720,444)		673,561,599

Other Assets, Less Liabilities – (2.14)%		(14,093,753)

NET ASSETS – 100.00%		$659,467,846

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
[d]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[e]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited)

iSHARES® MSCI SWEDEN INDEX FUND

February 28, 2007

Security	Shares	Value

COMMON STOCKS – 100.02%

AGRICULTURE – 1.58%
Swedish Match AB	348,565	$6,010,983

		6,010,983

AIRLINES – 0.40%
SAS ABa	85,503	1,520,191

		1,520,191

AUTO MANUFACTURERS – 9.65%
Scania AB Class B	115,920	8,541,326
Volvo AB Class A	109,877	8,691,128
Volvo AB Class B	252,287	19,380,279

		36,612,733

BANKS – 18.42%
Nordea Bank AB	2,406,145	36,487,138
Skandinaviska Enskilda Banken AB Class A	538,223	16,453,789
Svenska Handelsbanken AB Class A	590,870	16,968,497

		69,909,424

COMMERCIAL SERVICES – 2.02%
Securitas AB Class B	363,055	5,420,044
Securitas Direct AB Class Ba	365,775	1,058,246
Securitas Systems AB Class Ba	361,795	1,196,264

		7,674,554

COSMETICS & PERSONAL CARE – 0.49%
Oriflame Cosmetics SA	48,152	1,856,342

		1,856,342

DIVERSIFIED FINANCIAL SERVICES – 0.84%
D. Carnegie & Co. AB	71,812	1,507,054
OMX AB	88,920	1,685,495

		3,192,549

ENGINEERING & CONSTRUCTION – 2.37%
Skanska AB Class B	436,793	8,979,825

		8,979,825

FOOD – 0.36%
Axfood AB	34,948	1,369,719

		1,369,719

FOREST PRODUCTS & PAPER – 3.81%
Billerud AB	49,433	725,656

Security	Shares	Value
Holmen AB Class B	61,502	$2,506,869
Svenska Cellulosa AB Class B	217,350	11,244,565

		14,477,090

HAND & MACHINE TOOLS – 4.83%
Sandvik AB	1,169,182	18,329,524

		18,329,524

HEALTH CARE - PRODUCTS – 1.69%
Elekta AB Class B	99,689	2,131,154
Getinge AB Class B	207,690	4,292,003

		6,423,157

HOME FURNISHINGS – 2.44%
Electrolux AB Series B	312,244	6,986,668
Nobia AB	56,838	2,280,308

		9,266,976

HOUSEHOLD PRODUCTS & WARES – 1.26%
Husqvarna ABa	309,281	4,782,548

		4,782,548

IRON & STEEL – 1.76%
SSAB Svenskt Stal AB Class A	175,490	4,714,548
SSAB Svenskt Stal AB Class B	76,804	1,964,829

		6,679,377

MACHINERY – 5.13%
Atlas Copco AB Class A	389,298	12,233,962
Atlas Copco AB Class B	242,466	7,222,266

		19,456,228

MANUFACTURING – 2.08%
Alfa Laval AB	110,124	5,493,213
Trelleborg AB Class B	94,997	2,396,401

		7,889,614

MEDIA – 1.49%
Eniro AB	201,250	2,366,280
Modern Times Group MTG AB Class Ba	59,248	3,272,064

		5,638,344

METAL FABRICATE & HARDWARE – 4.57%
Assa Abloy AB Class B	362,250	7,821,632
Hoganas AB Class Bb	30,429	754,594
SKF AB	470,603	8,752,691

		17,328,917

62	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWEDEN INDEX FUND

February 28, 2007

Security	Shares or Principal	Value

MINING – 1.86%
Boliden AB	335,524	$7,077,203

		7,077,203

OIL & GAS – 0.69%
Lundin Petroleum ABa	255,507	2,621,873

		2,621,873

REAL ESTATE – 2.20%
Castellum AB	180,159	2,439,248
Fabege AB	93,065	2,500,196
Kungsleden AB	157,793	2,653,665
Wihlborgs Fastigheter AB	37,740	740,918

		8,334,027

RETAIL – 7.55%
Hennes & Mauritz AB Class B	550,459	28,674,030

		28,674,030

SOFTWARE – 0.14%
Telelogic ABa	285,672	549,639

		549,639

TELECOMMUNICATIONS – 22.39%
Tele2 AB Class B	376,318	5,658,272
Telefonaktiebolaget LM Ericsson Class B	17,187,877	61,118,004
TeliaSonera AB	2,168,348	18,232,968

		85,009,244

TOTAL COMMON STOCKS (Cost: $331,455,181)		379,664,111

SHORT-TERM INVESTMENTS – 0.09%

CERTIFICATES OF DEPOSIT[c]– 0.00%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$3,023	3,023
Deutsche Bank AG
5.35%, 08/08/07	5,038	5,038
Washington Mutual Bank
5.33%, 03/19/07	5,038	5,038

		13,099

Security	Principal	Value

COMMERCIAL PAPER[c] – 0.02%
Amstel Funding Corp.
5.22%, 04/16/07 - 04/17/07[d]	$1,916	$1,892
BNP Paribas Finance Inc.
5.12%, 06/06/07	705	696
Bryant Park Funding LLC
5.27%, 03/06/07[d]	497	496
Cantabric Finance LLC
5.25%, 03/06/07[d]	1,612	1,611
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[d]	1,511	1,501
Concord Minutemen Capital Co. LLC
5.29%, 03/19/07[d]	1,027	1,024
Crown Point Capital Co. LLC
5.20%, 07/18/07[d]	2,328	2,281
Edison Asset Securitization LLC
5.21%, 04/11/07[d]	835	830
Five Finance Inc.
5.22%, 04/20/07[d]	927	920
General Electric Capital Corp.
5.12% - 5.20%, 06/04/07 - 07/17/07[d]	3,526	3,466
Giro Funding Corp.
5.25%, 03/05/07 - 03/12/07[d]	3,305	3,301
Grampian Funding LLC
5.14% - 5.23%, 04/23/07 - 06/06/07[d]	3,929	3,881
Harrier Finance Funding LLC
5.12%, 06/06/07[d]	2,015	1,987
Irish Permanent Treasury PLC
5.18%, 07/10/07	1,008	989
KKR Pacific Funding Trust
5.29%, 03/13/07[d]	2,519	2,514
Lexington Parker Capital Co. LLC
5.18% - 5.20%, 05/17/07 - 07/25/07[d]	2,546	2,502
Liberty Street Funding Corp.
5.27%, 03/06/07[d]	242	242

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWEDEN INDEX FUND

February 28, 2007

Security	Principal	Value
Lockhart Funding LLC
5.25%, 05/04/07 - 05/14/07[d]	$4,546	$4,502
Nationwide Building Society
5.21%, 04/13/07[d]	1,914	1,902
Nestle Capital Corp.
5.19%, 08/09/07	1,209	1,181
Sedna Finance Inc.
5.22%, 04/17/07[d]	1,149	1,141
Simba Funding Corp.
5.20%, 07/23/07[d]	2,015	1,973
Societe Generale
5.18%, 05/16/07	5,038	4,982
Thames Asset Global Securitization No. 1 Inc.
5.25% - 5.28%, 03/02/07 - 03/12/07[d]	7,676	7,668
Thornburg Mortgage Capital Resources LLC
5.28%, 03/12/07[d]	1,475	1,473
Three Pillars Funding Corp.
5.26%, 03/01/07 - 03/12/07[d]	1,058	1,057
Tulip Funding Corp.
5.29%, 03/15/07[d]	3,868	3,860
Westpac Banking Corp.
5.20%, 07/12/07[d]	1,814	1,779
Zela Finance Inc.
5.20%, 07/16/07[d]	1,209	1,185

		62,836

MEDIUM-TERM NOTES[c] – 0.00%
Bank of America N.A.
5.28%, 04/20/07	504	504
Cullinan Finance Corp.
5.71%, 06/28/07[d]	1,511	1,511
K2 USA LLC
5.39%, 06/04/07[d]	1,511	1,511
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[d]	2,357	2,357

		5,883

Security	Shares or Principal	Value
MONEY MARKET FUNDS – 0.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[e,f]	85,613	$85,613

		85,613

REPURCHASE AGREEMENTS[c] – 0.01%
Banc of America Securities LLC 5.36%, due 3/1/07, maturity value $4,031 (collateralized by non-U.S. Government debt securities, value $4,154, 5.50% to 7.70%, 9/15/09 to 5/1/19).	$4,030	4,030
BearStearns Companies Inc. (The) 5.37%, due 3/1/07, maturity value $3,023 (collateralized by non-U.S. Government debt securities, value $3,327, 0.00% to 9.20%, 10/17/18 to 11/25/52).	3,023	3,023
BNP Securities Corp. 5.36%, due 3/1/07, maturity value $202 (collateralized by non-U.S. Government debt securities, value $212, 5.43%, 3/15/08).	202	202
Citigroup Global Markets Holdings Inc. 5.36%, due 3/1/07, maturity value $3,023 (collateralized by non-U.S. Government debt securities, value $3,257, 0.00% to 10.00%, 5/27/33 to 8/25/46).	3,023	3,023
Citigroup Global Markets Holdings Inc. 5.36%, due 3/1/07, maturity value $4,031 (collateralized by non-U.S. Government debt securities, value $4,235, 4.91% to 6.31%, 10/25/33 to 8/25/46).	4,030	4,030

64	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWEDEN INDEX FUND

February 28, 2007

Security	Principal	Value
Citigroup Global Markets Holdings Inc. 5.42%, due 3/1/07, maturity value $2,217 (collateralized by non-U.S. Government debt securities, value $2,389, 0.00% to 10.00%, 5/27/33 to 8/25/46).	$2,217	$2,217
Citigroup Global Markets Holdings Inc. 5.46%, due 3/1/07, maturity value $1,209 (collateralized by non-U.S. Government debt securities, value $1,347, 0.00% to 10.00%, 5/27/33 to 2/28/37).	1,209	1,209
Goldman Sachs Group Inc. (The) 5.36%, due 3/1/07, maturity value $748 (collateralized by non-U.S. Government debt securities, value $786, 4.52% to 6.89%, 1/15/09 to 10/25/36).	748	748
Greenwich Capital Markets Inc. 5.46%, due 3/1/07, maturity value $8,464 (collateralized by non-U.S. Government debt securities, value $9,331, 0.00% to 10.00%, 4/1/07 to 12/31/49).	8,463	8,463
HSBC Securities Inc. 5.36%, due 3/1/07, maturity value $1,008 (collateralized by non-U.S. Government debt securities, value $1,059, 3.72% to 5.99%, 12/15/36 to 6/1/46).	1,008	1,008
JP Morgan Securities Inc. 5.41%, due 3/1/07, maturity value $504 (collateralized by non-U.S. Government debt securities, value $529, 6.25% to 9.56%, 5/15/11 to 2/1/30).	504	504

Security	Principal	Value
Merrill Lynch & Co. Inc. 5.36%, due 3/1/07, maturity value $2,015 (collateralized by non-U.S. Government debt securities, value $2,117, 1.63% to 14.50%, 5/1/07 to 9/18/37).	$2,015	$2,015
Morgan Stanley 5.36%, due 3/1/07, maturity value $2,015 (collateralized by non-U.S. Government debt securities, value $2,118, 0.00% to 10.00%, 3/1/07 to 2/28/37).	2,015	2,015
Morgan Stanley 5.51%, due 2/4/08, maturity value $1,483 (collateralized by non-U.S. Government debt securities, value $1,673, 0.00% to 10.00%, 3/1/07 to 2/28/37).[g]	1,410	1,410
Wachovia Capital 5.38%, due 3/1/07, maturity value $4,434 (collateralized by non-U.S. Government debt securities, value $4,658, 0.00% to 8.32%, 2/15/08 to 3/15/49).	4,433	4,433

		38,330

TIME DEPOSITS[c] – 0.00%
Bank of Nova Scotia
5.30%, 03/02/07	845	845
Chase Bank USA N.A.
5.38%, 03/01/07	3,023	3,023
Citibank N.A.
5.47%, 03/01/07	3,023	3,023
Deutsche Bank AG
5.38%, 03/01/07	4,733	4,733

		11,624

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWEDEN INDEX FUND

February 28, 2007

Security	Principal	Value
VARIABLE & FLOATING RATE NOTES[c]– 0.04%
Allstate Life Global Funding II
5.30% - 5.40%, 02/15/08 - 03/07/08[d]	$5,158	$5,160
American Express Centurion Bank
5.41%, 07/19/07	2,217	2,218
American Express Credit Corp.
5.42%, 03/05/08	605	605
AmeriCredit Automobile Receivables Trust
5.35%, 03/06/07	92	92
Arkle Master Issuer PLC
Series 2006-1A Class 1A
5.30%, 11/19/07[d]	1,511	1,511
ASIF Global Financing
5.40%, 05/03/07[d]	202	202
Australia & New Zealand Banking Group Ltd.
5.32%, 02/22/08[d]	1,310	1,310
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 02/20/08[d]	2,922	2,921
Beta Finance Inc.
5.29% - 5.41%, 04/25/07 - 07/25/07[d]	5,138	5,139
BMW US Capital LLC
5.32%, 01/15/08[d]	2,015	2,015
BNP Paribas
5.33%, 11/19/07[d]	3,728	3,728
Brigantine High Grade Funding Ltd.
5.40%, 09/05/07[d]	1,934	1,934
Carlyle Loan Investment Ltd.
5.37%, 04/13/07 - 07/15/07[d]	1,471	1,471
CC USA Inc.
5.36%, 07/30/07[d]	1,008	1,008
Commodore CDO Ltd.
5.44%, 12/12/07[d]	504	504
Credit Agricole SA
5.33%, 11/23/07	2,015	2,015
Credit Suisse First Boston NY
5.36%, 04/24/07	1,008	1,008
Cullinan Finance Corp.
5.36%, 04/25/07[d]	504	504

Security	Principal	Value
DaimlerChrysler Auto Trust
Series 2006-C Class A1
5.33%, 10/08/07[d]	$155	$155
DEPFA Bank PLC
5.40%, 12/14/07[d]	2,015	2,015
Dorada Finance Inc.
5.33% - 5.41%, 06/27/07 - 07/17/07[d]	2,317	2,317
Eli Lilly Services Inc.
5.31%, 03/01/07[d]	1,345	1,345
Fifth Third Bancorp
5.32%, 02/22/08[d]	4,030	4,030
Five Finance Inc.
5.31% - 5.37%, 06/29/07 - 07/13/07[d]	1,310	1,310
General Electric Capital Corp.
5.28% - 5.45%, 07/09/07 - 02/22/08[d]	2,116	2,116
Granite Master Issuer PLC
5.29%, 08/20/07[d]	7,053	7,053
Harrier Finance Funding LLC
5.29% - 5.36%, 07/25/07 - 08/15/07[d]	2,620	2,620
Hartford Life Global Funding Trust
5.36% - 5.40%, 07/13/07 - 03/14/08	3,023	3,023
HBOS Treasury Services PLC
5.46%, 01/24/08[d]	2,015	2,015
Holmes Financing PLC
5.29%, 07/16/07[d]	3,526	3,526
JP Morgan Securities Inc.
5.40%, 11/16/07	4,030	4,030
JPMorgan Chase & Co.
5.29% - 5.45%, 07/27/07 - 02/29/08[g]	5,541	5,541
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[d]	1,511	1,511
Kestrel Funding LLC
5.30%, 07/11/07[d]	806	806
Kommunalkredit Austria AG
5.32%, 02/08/08[d]	1,209	1,209
Leafs LLC
5.32%, 01/22/08[d]	1,952	1,952

66	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWEDEN INDEX FUND

February 28, 2007

Security	Principal	Value
Links Finance LLC
5.28% - 5.35%, 05/10/07 - 05/16/07[d]	$2,217	$2,217
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[d]	710	710
Marshall & Ilsley Bank
5.32%, 02/15/08	1,108	1,108
Master Funding LLC
5.35%, 04/25/07 - 05/25/07[d]	3,647	3,647
Merrill Lynch & Co. Inc.
5.46%, 05/30/07[g]	2,217	2,217
Metropolitan Life Global Funding I
5.33%, 03/06/08[d]	3,023	3,023
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07[d,g]	202	202
Mound Financing PLC
5.29%, 05/08/07[d]	1,894	1,894
Natexis Banques Populaires
5.33% - 5.35%, 06/20/07 - 02/08/08[d]	3,224	3,224
National City Bank of Indiana
5.34%, 05/21/07	1,008	1,008
Nationwide Building Society
5.37% - 5.48%, 07/20/07 - 01/28/08[d]	6,650	6,651
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08[d]	2,020	2,020
Northern Rock PLC
5.38%, 02/01/08[d]	2,418	2,418
Northlake CDO I
5.42%, 09/06/07[d]	605	604
Pricoa Global Funding I
5.31%, 02/27/08[d]	2,720	2,720
Sedna Finance Inc.
5.32% - 5.34%, 05/25/07 - 08/21/07[d]	2,922	2,922
Skandinaviska Enskilda Banken
5.32%, 02/15/08[d]	2,015	2,015
Strips III LLC
5.37%, 07/24/07[d]	410	410
SunTrust Bank
5.29%, 05/01/07	2,015	2,015

Security	Principal	Value
Tango Finance Corp.
5.27% - 5.34%, 04/25/07 - 07/16/07[d]	$4,917	$4,916
Union Hamilton Special Funding LLC
5.36% - 5.37%, 03/28/07 - 06/21/07[d]	3,325	3,325
Wachovia Asset Securitization Inc.
5.31%, 03/25/07[d]	2,275	2,275
Wachovia Bank N.A.
5.36%, 05/22/07	4,030	4,030
Wal-Mart Stores Inc.
5.50%, 07/16/07[d]	1,511	1,512
Wells Fargo & Co.
5.33%, 11/15/07[d]	1,008	1,008
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[d]	1,511	1,511
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07[d]	6,045	6,045
Wind MasterTrust
5.31%, 07/25/07[d]	806	806

		146,372

TOTAL SHORT-TERM INVESTMENTS (Cost: $363,757)		363,757

TOTAL INVESTMENTS IN SECURITIES – 100.11% (Cost: $331,818,938)		380,027,868

Other Assets, Less Liabilities – (0.11)%		(427,810)

NET ASSETS – 100.00%		$379,600,058

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[d]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited)

iSHARES® MSCI SWITZERLAND INDEX FUND

February 28, 2007

Security	Shares	Value
COMMON STOCKS – 99.75%

BANKS – 6.66%
Banque Cantonale Vaudoise	1,496	$708,064
Credit Suisse Group Registered	178,378	12,342,729
Julius Baer Holding AG	22,208	2,802,369
Vontobel Holding AG Registered	35,880	1,712,909

		17,566,071

BUILDING MATERIALS – 3.89%
Geberit AG Registered	1,218	2,008,723
Holcim Ltd. Registered	83,192	8,249,714

		10,258,437

CHEMICALS – 6.33%
Ciba Specialty Chemicals AG Registered	29,774	1,890,742
Clariant AG Registered[a]	55,982	875,578
Givaudan SA Registered	5,421	4,811,959
Lonza Group AG Registered	13,589	1,207,342
Syngenta AG Registered[a]	44,905	7,916,841

		16,702,462

COMMERCIAL SERVICES – 1.97%
Adecco SA Registered	39,640	2,638,988
SGS SA Registered	2,262	2,552,437

		5,191,425

COMPUTERS – 0.38%
Logitech International SA Registered[a]	38,770	1,014,331

		1,014,331

DIVERSIFIED FINANCIAL SERVICES – 10.73%
UBS AG Registered	478,181	28,290,679

		28,290,679

ENGINEERING & CONSTRUCTION – 3.81%
ABB Ltd. Registered	600,464	10,055,264

		10,055,264

FOOD – 13.43%
Nestle SA Registered	95,286	35,424,045

		35,424,045

HAND & MACHINE TOOLS – 0.86%
Schindler Holding AG
Participation Certificates	27,148	1,711,756

Security	Shares	Value
Schindler Holding AG Registered	8,710	$550,973

		2,262,729

HEALTH CARE - PRODUCTS – 5.70%
Nobel Biocare Holding AG	15,061	4,988,679
Phonak Holding AG Registered	28,932	2,184,352
Straumann Holding AG Registered	7,144	1,876,382
Synthes Inc.	47,915	5,987,413

		15,036,826

INSURANCE – 9.39%
Swiss Reinsurance Co. Registered	139,221	11,856,358
Zurich Financial Services AG Registered	45,179	12,911,457

		24,767,815

LEISURE TIME – 0.05%
Kuoni Reisen Holding AG Registered[a]	227	130,118

		130,118

MACHINERY – 0.42%
Rieter Holding AG	1,247	629,525
SIG Holding AGa	1,392	467,344

		1,096,869

MANUFACTURING – 0.55%
Sulzer AG Registered	1,190	1,447,060

		1,447,060

PHARMACEUTICALS – 24.00%
Novartis AG Registered	553,828	30,770,742
Roche Holding AG	182,727	32,529,356

		63,300,098

REAL ESTATE – 1.46%
PSP Swiss Property AGa	67,694	3,844,234

		3,844,234

RETAIL – 6.38%
Compagnie Financiere Richemont AG Class A	183,282	10,100,621
Swatch Group (The) AG Class B	16,082	3,921,074
Swatch Group (The) AG Registered	56,980	2,801,874

		16,823,569

SEMICONDUCTORS – 0.34%
OC Oerlikon Corp. AG Registered[a]	1,803	899,138

		899,138

68	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWITZERLAND INDEX FUND

February 28, 2007

Security	Principal	Value
TELECOMMUNICATIONS – 2.78%
Swisscom AG Registered	19,513	$7,318,174

		7,318,174
TRANSPORTATION – 0.62%
Kuehne & Nagel International AG Registered	21,451	1,633,592

		1,633,592

TOTAL COMMON STOCKS (Cost: $206,294,665)		263,062,936

SHORT-TERM INVESTMENTS – 0.06%
MONEY MARKET FUNDS – 0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[b,c]	158,908	158,908

		158,908

TOTAL SHORT-TERM INVESTMENTS (Cost: $158,908)		158,908

TOTAL INVESTMENTS IN SECURITIES – 99.81% (Cost: $206,453,573)		263,221,844

Other Assets, Less Liabilities – 0.19%		501,154

NET ASSETS – 100.00%		$263,722,998

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

February 28, 2007

Security	Shares	Value
COMMON STOCKS – 99.60%

ADVERTISING – 0.64%
Aegis Group PLC	298,818	$835,956
WPP Group PLC	423,617	6,135,056

		6,971,012

AEROSPACE & DEFENSE – 1.79%
BAE Systems PLC	1,155,619	9,868,536
BBA Aviation PLC	144,458	774,283
Cobham PLC	399,438	1,553,855
Meggitt PLC	153,738	1,012,328
Rolls-Royce Group PLC[a]	635,778	6,120,808

		19,329,810

AGRICULTURE – 2.97%
British American Tobacco PLC	554,815	16,842,257
Gallaher Group PLC	235,921	5,210,641
Imperial Tobacco Group PLC	240,890	10,008,185

		32,061,083

AIRLINES – 0.20%
British Airways PLC[a]	202,454	2,128,613

		2,128,613

APPAREL – 0.18%
Burberry Group PLC	157,248	1,946,073

		1,946,073

AUTO PARTS & EQUIPMENT – 0.16%
GKN PLC	251,691	1,696,785
TI Automotive Ltd. Class Aa,b	52,283	1

		1,696,786

BANKS – 18.69%
Barclays PLC[c]	2,332,309	33,823,495
HBOS PLC	1,351,486	28,631,092
HSBC Holdings PLC	4,146,580	72,404,978
Lloyds TSB Group PLC	2,018,014	22,700,569
Royal Bank of Scotland Group PLC	1,130,572	44,512,177

		202,072,311

BEVERAGES – 2.71%
Diageo PLC	978,744	19,267,250
SABMiller PLC	322,075	7,119,784
Scottish & Newcastle PLC	283,842	2,928,706

		29,315,740

Security	Shares	Value
BUILDING MATERIALS – 0.53%
Hanson PLC	256,269	$4,085,586
Travis Perkins PLC	42,313	1,622,801

		5,708,387

CHEMICALS – 0.58%
Imperial Chemical Industries PLC	429,225	3,879,914
Johnson Matthey PLC	78,038	2,358,257

		6,238,171

COMMERCIAL SERVICES – 1.85%
Aggreko PLC	90,090	767,568
Bunzl PLC	123,213	1,591,266
Capita Group PLC	223,304	2,831,401
Davis Service Group PLC (The)	60,372	611,683
De La Rue PLC	58,500	778,442
Experian Group Ltd.	366,265	4,274,427
Group 4 Securicor PLC	405,522	1,468,248
Hays PLC	519,246	1,506,037
Intertek Group PLC	54,990	929,487
Michael Page International PLC	119,340	1,123,777
Rank Group PLC	206,622	906,025
Rentokil Initial PLC	643,500	1,869,579
Serco Group PLC	166,842	1,395,339

		20,053,279

COMPUTERS – 0.16%
LogicaCMG PLC	524,303	1,741,617

		1,741,617

DISTRIBUTION & WHOLESALE – 0.70%
Inchcape PLC	162,504	1,667,176
Wolseley PLC	235,638	5,906,314

		7,573,490

DIVERSIFIED FINANCIAL SERVICES – 1.85%
AMVESCAP PLC	267,747	3,153,550
Cattles PLC	117,000	995,122
Close Brothers Group PLC	46,566	944,517
Collins Stewart PLC[a]	79,095	353,415
ICAP PLC	171,756	1,585,380
Investec PLC	123,369	1,489,318
London Stock Exchange Group PLC	56,814	1,405,126
Man Group PLC	643,144	6,919,604
Provident Financial PLC	90,924	1,307,011
Schroders PLC	43,758	942,445
Tullett Prebon PLC[a]	79,095	961,040

		20,056,528

70	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

February 28, 2007

Security	Shares	Value
ELECTRIC – 3.24%
International Power PLC	535,132	$3,827,846
National Grid PLC	974,113	14,565,807
Scottish & Southern Energy PLC	307,666	8,664,369
Scottish Power PLC	532,155	7,978,114

		35,036,136

ELECTRONICS – 0.12%
Electrocomponents PLC	153,738	798,413
Premier Farnell PLC	128,232	453,601

		1,252,014

ENGINEERING & CONSTRUCTION – 0.22%
AMEC PLC	118,404	1,071,455
Balfour Beatty PLC	152,409	1,354,530

		2,425,985

ENTERTAINMENT – 0.46%
EMI Group PLC	289,864	1,367,607
Ladbrokes PLC	225,810	1,785,613
PartyGaming PLC	356,578	255,063
William Hill PLC	128,018	1,589,346

		4,997,629

ENVIRONMENTAL CONTROL – 0.08%
Biffa PLC	127,807	813,401

		813,401

FOOD – 4.73%
Cadbury Schweppes PLC	748,477	7,994,212
J Sainsbury PLC	522,990	5,239,953
Tate & Lyle PLC	173,628	1,910,602
Tesco PLC	2,851,498	24,141,124
Unilever PLC	445,792	11,890,252

		51,176,143

FOOD SERVICE – 0.40%
Compass Group PLC	733,707	4,356,783

		4,356,783

GAS – 0.89%
Centrica PLC	1,311,142	9,616,393

		9,616,393

HEALTH CARE - PRODUCTS – 0.40%
Smith & Nephew PLC	334,697	3,889,620
SSL International PLC	66,924	483,631

		4,373,251

Security	Shares	Value
HOLDING COMPANIES - DIVERSIFIED – 0.14%
Tomkins PLC	308,880	$1,554,179

		1,554,179

HOME BUILDERS – 1.02%
Barratt Developments PLC	86,112	1,987,969
Bellway PLC	40,248	1,166,576
Berkeley Group Holdings (The) PLC[a]	32,058	956,835
Bovis Homes Group PLC	42,588	868,838
Persimmon PLC	102,048	2,791,840
TaylorWoodrow PLC	204,984	1,633,985
Wimpey (George) PLC	140,868	1,570,816

		10,976,859

HOME FURNISHINGS – 0.05%
Galiform PLC[a]	210,132	524,023

		524,023

HOUSEHOLD PRODUCTS & WARES – 1.02%
Reckitt Benckiser PLC	219,040	11,006,320

		11,006,320

INSURANCE – 4.91%
Aviva PLC	918,052	14,717,067
Friends Provident PLC	608,166	2,455,218
Legal & General Group PLC	2,337,392	7,168,802
Old Mutual PLC	1,868,022	6,452,259
Prudential PLC	875,425	11,554,661
Resolution PLC	243,935	3,002,164
Royal & Sun Alliance Insurance Group PLC	1,082,718	3,257,050
Standard Life PLC[a]	756,756	4,471,404

		53,078,625

IRON & STEEL – 0.35%
Corus Group PLC	319,681	3,774,631

		3,774,631

LEISURE TIME – 0.35%
Carnival PLC	60,953	2,896,727
First Choice Holidays PLC	177,138	877,412

		3,774,139

LODGING – 0.28%
InterContinental Hotels Group PLC	128,717	3,027,038

		3,027,038

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

February 28, 2007

Security	Shares	Value
MANUFACTURING – 0.85%
Charter PLC[a]	58,734	$989,319
Cookson Group PLC	71,761	824,113
FKI PLC	205,920	443,907
IMI PLC	120,603	1,206,576
Invensys PLC[a]	282,906	1,570,409
Smiths Group PLC	204,203	4,121,924

		9,156,248

MEDIA – 2.74%
British Sky Broadcasting Group PLC	409,266	4,467,469
Daily Mail & General Trust PLC Class A	107,803	1,635,206
Emap PLC	76,050	1,076,807
ITV PLC	1,412,190	3,037,374
Pearson PLC	289,266	4,478,423
Reed Elsevier PLC	452,556	5,263,732
Reuters Group PLC	464,022	3,962,567
Trinity Mirror PLC	108,010	1,038,254
United Business Media PLC	102,886	1,429,563
Yell Group PLC	279,447	3,280,401

		29,669,796

MINING – 6.61%
Anglo American PLC	510,736	24,182,103
BHP Billiton PLC	855,919	17,134,511
Rio Tinto PLC	369,088	19,790,041
Xstrata PLC	219,684	10,311,091

		71,417,746

OIL & GAS – 15.07%
BG Group PLC	1,220,938	16,557,714
BP PLC	6,977,536	71,379,461
Royal Dutch Shell PLC Class A	1,329,625	43,046,702
Royal Dutch Shell PLC Class B	988,666	31,911,254

		162,895,131

PACKAGING& CONTAINERS – 0.19%
Rexam PLC	208,231	2,056,727

		2,056,727

PHARMACEUTICALS – 8.20%
AstraZeneca PLC	550,371	30,890,805
GlaxoSmithKline PLC	2,059,741	57,723,057

		88,613,862

Security	Shares	Value
REAL ESTATE – 2.01%
British Land Co. PLC	186,220	$5,470,520
Brixton PLC	90,792	869,186
Great Portland Estates PLC	57,330	843,767
Hammerson PLC	101,423	3,054,998
Land Securities Group PLC	167,941	6,773,338
Liberty International PLC	96,642	2,295,457
Slough Estates PLC	167,310	2,437,831

		21,745,097

RETAIL – 3.49%
Alliance Boots PLC	295,452	4,571,300
Carphone Warehouse Group (The) PLC	141,102	821,970
DSG International PLC	651,690	2,183,926
Enterprise Inns PLC	205,959	2,540,839
HMV Group PLC	141,804	386,282
Home Retail Group	311,073	2,578,715
Kesa Electricals PLC	188,136	1,245,283
Kingfisher PLC	847,103	4,175,177
Marks & Spencer Group PLC	606,037	8,016,847
Mitchells & Butlers PLC	148,731	2,068,019
Next PLC	80,964	3,240,025
Punch Taverns PLC	95,499	2,163,502
Signet Group PLC	616,548	1,416,708
Whitbread PLC	71,056	2,294,873

		37,703,466

SEMICONDUCTORS – 0.17%
ARM Holdings PLC	483,779	1,215,920
CSR PLC[a]	45,972	649,575

		1,865,495

SOFTWARE – 0.29%
Misys PLC	179,478	821,294
Sage Group PLC	459,576	2,314,681

		3,135,975

TELECOMMUNICATIONS – 6.71%
BT Group PLC	2,976,448	17,251,376
Cable & Wireless PLC	882,597	2,849,630
Vodafone Group PLC	18,896,847	52,401,831

		72,502,837

72	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

February 28, 2007

Security	Shares	Value
TRANSPORTATION – 0.44%
Arriva PLC	70,200	$987,785
FirstGroup PLC	155,458	1,852,326
National Express Group PLC	49,140	1,058,360
Stagecoach Group PLC	286,416	875,634

		4,774,105

VENTURE CAPITAL – 0.33%
3i Group PLC	165,375	3,620,126

		3,620,126

WATER – 0.83%
Kelda Group PLC	127,296	2,225,258
Severn Trent PLC	82,631	2,236,338
United Utilities PLC	314,964	4,490,498

		8,952,094

TOTAL COMMON STOCKS (Cost: $888,384,080)		1,076,765,154

SHORT-TERM INVESTMENTS – 0.04%

MONEY MARKET FUNDS – 0.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[c,d]	371,087	371,087

		371,087

TOTAL SHORT-TERM INVESTMENTS (Cost: $371,087)		371,087

TOTAL INVESTMENTS IN SECURITIES – 99.64% (Cost: $888,755,167)		1,077,136,241

Other Assets, Less Liabilities – 0.36%		3,942,352

NET ASSETS – 100.00%		$1,081,078,593

[a]	Non-income earning security.
[b]	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	73

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2007

	iShares MSCI
	Austria Index Fund	Belgium Index Fund	EMU Index Fund	France Index Fund	Germany Index Fund	Italy Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$350,549,274	$224,940,604	$2,008,098,953	$166,330,060	$906,627,163	$194,521,888
Affiliated issuers (Note 2)	16,395	161,525	388,347	88,026	305,433	305,711

Total cost of investments	$350,565,669	$225,102,129	$2,008,487,300	$166,418,086	$906,932,596	$194,827,599

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$439,060,259	$261,040,694	$2,424,756,945	$185,273,454	$1,104,664,965	$209,197,575
Affiliated issuers (Note 2)	16,395	161,525	388,347	88,026	305,433	305,711

Total value of investments	439,076,654	261,202,219	2,425,145,292	185,361,480	1,104,970,398	209,503,286
Foreign currencies, at value[b]	326,545	150,840	1,735,682	79,252	540,786	57,882
Receivables:
Investment securities sold	13,761,663	3,814,940	–	276,389	5,855,902	6,286,539
Dividends and interest	767,816	127,281	2,344,693	343,841	1,484,972	69,891
Capital shares sold	–	–	–	–	16,816	241,914

Total Assets	453,932,678	265,295,280	2,429,225,667	186,060,962	1,112,868,874	216,159,512

LIABILITIES
Payables:
Investment securities purchased	13,397,309	3,841,742	–	271,782	5,475,643	6,479,313
Collateral for securities on loan (Note 5)	3,416,868	–	26,449,832	1,645,321	16,132,620	1,879,008
Capital shares redeemed	–	–	210,249	–	–	56,407
Investment advisory fees (Note 2)	177,574	99,976	968,622	73,946	417,563	86,319

Total Liabilities	16,991,751	3,941,718	27,628,703	1,991,049	22,025,826	8,501,047

NET ASSETS	$436,940,927	$261,353,562	$2,401,596,964	$184,069,913	$1,090,843,048	$207,658,465

Net assets consist of:
Paid-in capital	$351,832,349	$227,393,161	$1,969,068,228	$163,360,139	$913,260,620	$172,911,155
Distributions in excess of net investment income or accumulated net investment loss	(4,497,543)	(1,300,631)	(708,965)	(88,516)	(971,741)	(193,729)
Undistributed net realized gain (accumulated net realized loss)	1,067,790	(847,799)	16,469,013	1,843,202	(19,553,934)	20,244,403
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	88,538,331	36,108,831	416,768,688	18,955,088	198,108,103	14,696,636

NET ASSETS	$436,940,927	$261,353,562	$2,401,596,964	$184,069,913	$1,090,843,048	$207,658,465

Shares outstanding	12,200,000	10,240,000	23,150,000	5,400,000	39,600,000	6,300,000

Net asset value per share	$35.81	$25.52	$103.74	$34.09	$27.55	$32.96

[a]	Securities on loan with market values of $3,253,644, $–, $24,803,314, $1,566,646, $15,352,629 and $1,783,498, respectively. See Note 5.
[b]	Cost of foreign currencies: $323,952, $148,287, $1,701,761, $78,145, $529,720 and $56,671, respectively.

See notes to financial statements.

74	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2007

	iShares MSCI
	Netherlands Index Fund	Spain Index Fund	Sweden Index Fund	Switzerland Index Fund	United Kingdom Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$162,392,995	$625,551,758	$331,733,325	$206,294,665	$862,768,157
Affiliated issuers (Note 2)	1,334	168,686	85,613	158,908	25,987,010

Total cost of investments	$162,394,329	$625,720,444	$331,818,938	$206,453,573	$888,755,167

Investments in securities, at value
(including securities on loana) (Note 1):
Unaffiliated issuers	$184,334,671	$673,392,913	$379,942,255	$263,062,936	$1,042,941,659
Affiliated issuers (Note 2)	1,334	168,686	85,613	158,908	34,194,582

Total value of investments	184,336,005	673,561,599	380,027,868	263,221,844	1,077,136,241
Foreign currencies, at value[b]	108,520	624,561	3,794	183,075	1,044,238
Receivables:
Investment securities sold	1,106,985	2,988,695	–	1,662,219	3,192,118
Dividends and interest	625	72,161	1,264	407,305	3,420,459

Total Assets	185,552,135	677,247,016	380,032,926	265,474,443	1,084,793,056

LIABILITIES
Payables:
Investment securities purchased	1,043,793	2,865,803	–	1,647,255	3,217,211
Collateral for securities on loan (Note 5)	1,373,423	14,666,246	278,144	–	–
Capital shares redeemed	–	–	–	–	52,496
Investment advisory fees (Note 2)	76,216	247,121	154,724	104,190	444,756

Total Liabilities	2,493,432	17,779,170	432,868	1,751,445	3,714,463

NET ASSETS	$183,058,703	$659,467,846	$379,600,058	$263,722,998	$1,081,078,593

Net assets consist of:
Paid-in capital	$161,667,689	$560,271,226	$338,072,649	$212,010,904	$922,853,995
Undistributed (distributions in excess of) net investment income
(accumulated net investment loss)	(822,432)	2,524,766	141,248	(379,706)	3,477,686
Undistributed net realized gain
(accumulated net realized loss)	271,326	48,819,111	(6,822,773)	(4,696,319)	(33,640,866)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	21,942,120	47,852,743	48,208,934	56,788,119	188,387,778

NET ASSETS	$183,058,703	$659,467,846	$379,600,058	$263,722,998	$1,081,078,593

Shares outstanding	6,950,000	12,150,000	12,075,000	10,625,000	46,800,000

Net asset value per share	$26.34	$54.28	$31.44	$24.82	$23.10

[a]	Securities on loan with market values of $1,302,667, $13,922,894, $264,832, $– and $–, respectively. See Note 5.
[b]	Cost of foreign currencies: $108,077, $613,628, $3,790, $180,009 and $1,043,616, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	75

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2007

	iShares MSCI
	Austria Index Fund	Belgium Index Fund	EMU Index Fund	France Index Fund	Germany Index Fund	Italy Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$63,269	$252,252	$8,987,530	$747,187	$1,918,057	$1,290,269
Interest from affiliated issuers (Note 2)	4,599	3,737	31,730	2,529	22,510	4,010
Securities lending income	8,078	1,764	98,397	3,430	36,906	11,232

Total investment income	75,946	257,753	9,117,657	753,146	1,977,473	1,305,511

EXPENSES
Investment advisory fees (Note 2)	1,054,164	545,159	5,456,074	497,046	2,346,357	508,047

Total expenses	1,054,164	545,159	5,456,074	497,046	2,346,357	508,047

Net investment income (loss)	(978,218)	(287,406)	3,661,583	256,100	(368,884)	797,464

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(8,531,898)	258,344	1,921,412	(803,042)	(3,340,580)	(288,801)
In-kind redemptions	16,894,026	1,349,283	30,239,115	8,765,255	20,133,040	25,824,326
Foreign currency transactions	21,645	5,953	133,803	12,519	12,494	33,034

Net realized gain	8,383,773	1,613,580	32,294,330	7,974,732	16,804,954	25,568,559

Net change in unrealized appreciation (depreciation) on:
Investments	54,177,936	22,879,467	237,642,456	11,435,716	133,619,932	(6,718,332)
Translation of assets and liabilities in foreign currencies	21,415	2,178	92,738	10,833	48,687	2,082

Net change in unrealized appreciation (depreciation)	54,199,351	22,881,645	237,735,194	11,446,549	133,668,619	(6,716,250)

Net realized and unrealized gain	62,583,124	24,495,225	270,029,524	19,421,281	150,473,573	18,852,309

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$61,604,906	$24,207,819	$273,691,107	$19,677,381	$150,104,689	$19,649,773

[a]	Net of foreign withholding tax of $11,165, $42,393, $1,505,413, $129,230, $327,648 and $227,695, respectively.

See notes to financial statements.

76	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2007

	iShares MSCI
	Netherlands Index Fund	Spain Index Fund	Sweden Index Fund	Switzerland Index Fund	United Kingdom Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$513,445	$5,806,404	$857,181	$203,684	$11,555,921
Interest from affiliated issuers (Note 2)	2,508	7,105	5,248	2,525	22,352
Securities lending income	2,167	114,851	6,767	938	–

Total investment income	518,120	5,928,360	869,196	207,147	11,578,273

EXPENSES
Investment advisory fees (Note 2)	476,901	1,255,444	729,211	586,645	2,505,830

Total expenses	476,901	1,255,444	729,211	586,645	2,505,830

Net investment income (loss)	41,219	4,672,916	139,985	(379,498)	9,072,443

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	294,075	978,022	265,995	385,414	(1,911,821)
Investments in affiliated issuers (Note 2)	–	–	–	–	397,174
In-kind redemptions	9,267,401	51,428,748	–	2,061,953	10,199,533
Foreign currency transactions	25,239	(7,189)	(4,713)	(8,460)	138,441

Net realized gain	9,586,715	52,399,581	261,282	2,438,907	8,823,327

Net change in unrealized appreciation
(depreciation) on:
Investments	8,980,998	18,650,973	45,516,782	20,251,732	61,486,983
Translation of assets and liabilities in foreign currencies	(595)	9,971	1,192	10,412	(24,121)

Net change in unrealized appreciation
(depreciation)	8,980,403	18,660,944	45,517,974	20,262,144	61,462,862

Net realized and unrealized gain	18,567,118	71,060,525	45,779,256	22,701,051	70,286,189

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,608,337	$75,733,441	$45,919,241	$22,321,553	$79,358,632

[a]	Net of foreign withholding tax of $90,608, $1,006,075, $4,569, $1,812 and $127,221, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	77

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Austria Index Fund		iShares MSCI Belgium Index Fund		iShares MSCI EMU Index Fund
	Six months ended February 28, 2007 (Unaudited)	Year ended August 31, 2006	Six months ended February 28, 2007 (Unaudited)	Year ended August 31, 2006	Six months ended February 28, 2007 (Unaudited)	Year ended August 31, 2006
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(978,218)	$4,573,969	$(287,406)	$3,228,861	$3,661,583	$36,506,832
Net realized gain	8,383,773	34,514,511	1,613,580	2,556,361	32,294,330	83,839,198
Net change in unrealized appreciation (depreciation)	54,199,351	(8,534,884)	22,881,645	12,287,153	237,735,194	101,409,737

Net increase in net assets resulting from operations	61,604,906	30,553,596	24,207,819	18,072,375	273,691,107	221,755,767

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,705,133)	(2,357,719)	(4,042,358)	(2,145,588)	(39,632,440)	(12,287,252)

Total distributions to shareholders	(8,705,133)	(2,357,719)	(4,042,358)	(2,145,588)	(39,632,440)	(12,287,252)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	47,516,306	289,063,151	92,801,942	103,356,773	445,898,386	1,281,531,733
Cost of shares redeemed	(55,112,541)	(122,573,813)	(4,098,051)	(13,758,909)	(73,281,076)	(243,363,438)

Net increase (decrease) in net assets from capital share transactions	(7,596,235)	166,489,338	88,703,891	89,597,864	372,617,310	1,038,168,295

INCREASE IN NET ASSETS	45,303,538	194,685,215	108,869,352	105,524,651	606,675,977	1,247,636,810

NET ASSETS
Beginning of period	391,637,389	196,952,174	152,484,210	46,959,559	1,794,920,987	547,284,177

End of period	$436,940,927	$391,637,389	$261,353,562	$152,484,210	$2,401,596,964	$1,794,920,987

Undistributed (distributions in excess of) net investment income (accumulated net investment loss) included in net assets at end of period	$(4,497,543)	$5,185,808	$(1,300,631)	$3,029,133	$(708,965)	$35,261,892

SHARES ISSUED AND REDEEMED
Shares sold	1,300,000	9,400,000	3,720,000	4,880,000	4,400,000	15,050,000
Shares redeemed	(1,700,000)	(4,200,000)	(160,000)	(680,000)	(700,000)	(2,900,000)

Net increase (decrease) in shares outstanding	(400,000)	5,200,000	3,560,000	4,200,000	3,700,000	12,150,000

See notes to financial statements.

78	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI France Index Fund		iShares MSCI Germany Index Fund		iShares MSCI Italy Index Fund
	Six months ended February 28, 2007 (Unaudited)	Year ended August 31, 2006	Six months ended February 28, 2007 (Unaudited)	Year ended August 31, 2006	Six months ended February 28, 2007 (Unaudited)	Year ended August 31, 2006
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$256,100	$2,234,907	$(368,884)	$16,579,393	$797,464	$3,283,210
Net realized gain	7,974,732	24,946,517	16,804,954	43,262,838	25,568,559	2,217,054
Net change in unrealized appreciation (depreciation)	11,446,549	(236,936)	133,668,619	55,951,665	(6,716,250)	13,029,731

Net increase in net assets resulting from operations	19,677,381	26,944,488	150,104,689	115,793,896	19,649,773	18,529,995

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,600,181)	(1,093,386)	(17,227,480)	(2,745,191)	(4,310,712)	(1,062,571)

Total distributions to shareholders	(2,600,181)	(1,093,386)	(17,227,480)	(2,745,191)	(4,310,712)	(1,062,571)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,165,897	193,944,708	230,966,831	611,158,486	122,007,074	90,441,632
Cost of shares redeemed	(51,058,945)	(89,235,841)	(75,795,586)	(236,206,028)	(76,011,384)	(4,111,384)

Net increase (decrease) in net assets from capital share transactions	(44,893,048)	104,708,867	155,171,245	374,952,458	45,995,690	86,330,248

INCREASE (DECREASE)
IN NET ASSETS	(27,815,848)	130,559,969	288,048,454	488,001,163	61,334,751	103,797,672

NET ASSETS
Beginning of period	211,885,761	81,325,792	802,794,594	314,793,431	146,323,714	42,526,042

End of period	$184,069,913	$211,885,761	$1,090,843,048	$802,794,594	$207,658,465	$146,323,714

Undistributed (distributions in excess of) net investment income (accumulated net investment loss) included in net assets at end of period	$(88,516)	$2,255,565	$(971,741)	$16,624,623	$(193,729)	$3,319,519

SHARES ISSUED AND REDEEMED
Shares sold	200,000	6,800,000	8,700,000	28,500,000	3,750,000	3,300,000
Shares redeemed	(1,600,000)	(3,200,000)	(3,000,000)	(11,100,000)	(2,250,000)	(150,000)

Net increase (decrease) in shares outstanding	(1,400,000)	3,600,000	5,700,000	17,400,000	1,500,000	3,150,000

See notes to financial statements.

FINANCIAL STATEMENTS	79

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Netherlands Index Fund		iShares MSCI Spain Index Fund		iShares MSCI Sweden Index Fund
	Six months ended February 28, 2007 (Unaudited)	Year ended August 31, 2006	Six months ended February 28, 2007 (Unaudited)	Year ended August 31, 2006	Six months ended February 28, 2007 (Unaudited)	Year ended August 31, 2006
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$41,219	$2,460,966	$4,672,916	$2,816,735	$139,985	$3,522,482
Net realized gain	9,586,715	8,002,115	52,399,581	7,154,162	261,282	18,268,143
Net change in unrealized appreciation (depreciation)	8,980,403	11,681,549	18,660,944	15,105,957	45,517,974	(9,543,135)

Net increase in net assets resulting from operations	18,608,337	22,144,630	75,733,441	25,076,854	45,919,241	12,247,490

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,524,849)	(1,617,341)	(4,483,132)	(1,611,053)	(3,600,238)	(1,227,638)

Total distributions to shareholders	(3,524,849)	(1,617,341)	(4,483,132)	(1,611,053)	(3,600,238)	(1,227,638)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	90,698,941	63,102,133	565,223,166	102,462,370	185,854,494	133,924,232
Cost of shares redeemed	(32,715,011)	(37,612,147)	(155,135,686)	(14,743,172)	–	(55,030,029)

Net increase in net assets from capital share transactions	57,983,930	25,489,986	410,087,480	87,719,198	185,854,494	78,894,203

INCREASE IN NET ASSETS	73,067,418	46,017,275	481,337,789	111,184,999	228,173,497	89,914,055

NET ASSETS
Beginning of period	109,991,285	63,974,010	178,130,057	66,945,058	151,426,561	61,512,506

End of period	$183,058,703	$109,991,285	$659,467,846	$178,130,057	$379,600,058	$151,426,561

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(822,432)	$2,661,198	$2,524,766	$2,334,982	$141,248	$3,601,501

SHARES ISSUED AND REDEEMED
Shares sold	3,650,000	2,850,000	11,100,000	2,475,000	6,225,000	5,250,000
Shares redeemed	(1,250,000)	(1,650,000)	(2,925,000)	(375,000)	–	(2,250,000)

Net increase in shares outstanding	2,400,000	1,200,000	8,175,000	2,100,000	6,225,000	3,000,000

See notes to financial statements.

80	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Switzerland Index Fund		iShares MSCI United Kingdom Index Fund
	Six months ended February 28, 2007 (Unaudited)	Year ended August 31, 2006	Six months ended February 28, 2007 (Unaudited)	Year ended August 31, 2006
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(379,498)	$1,856,248	$9,072,443	$31,286,621
Net realized gain	2,438,907	6,236,495	8,823,327	6,097,571
Net change in unrealized appreciation (depreciation)	20,262,144	25,594,505	61,462,862	85,793,247

Net increase in net assets resulting from operations	22,321,553	33,687,248	79,358,632	123,177,439

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,891,314)	(773,209)	(34,304,512)	(16,085,262)

Total distributions to shareholders	(1,891,314)	(773,209)	(34,304,512)	(16,085,262)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	61,351,711	94,447,210	192,126,409	344,797,700
Cost of shares redeemed	(6,378,107)	(18,366,262)	(28,510,876)	(44,331,266)

Net increase in net assets from capital share transactions	54,973,604	76,080,948	163,615,533	300,466,434

INCREASE IN NET ASSETS	75,403,843	108,994,987	208,669,653	407,558,611

NET ASSETS
Beginning of period	188,319,155	79,324,168	872,408,940	464,850,329

End of period	$263,722,998	$188,319,155	$1,081,078,593	$872,408,940

Undistributed net investment income (accumulated net investment loss) included in net assets at end of period	$(379,706)	$1,891,106	$3,477,686	$28,709,755

SHARES ISSUED AND REDEEMED
Shares sold	2,500,000	4,750,000	8,200,000	17,200,000
Shares redeemed	(250,000)	(875,000)	(1,200,000)	(2,200,000)

Net increase in shares outstanding	2,250,000	3,875,000	7,000,000	15,000,000

See notes to financial statements.

FINANCIAL STATEMENTS	81

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Austria Index Fund
	Six months ended Feb. 28, 2007 (Unaudited)	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002

Net asset value, beginning of period	$31.08	$26.62	$17.04	$10.61	$8.19	$8.18

Income from investment operations:
Net investment income (loss)[a]	(0.08)	0.44	0.29	0.21	0.09	0.13
Net realized and unrealized gain (loss)[b]	5.54	4.31	9.38	6.39	2.43	(0.12)

Total from investment operations	5.46	4.75	9.67	6.60	2.52	0.01

Less distributions from:
Net investment income	(0.73)	(0.29)	(0.09)	(0.17)	(0.10)	–

Total distributions	(0.73)	(0.29)	(0.09)	(0.17)	(0.10)	–

Net asset value, end of period	$35.81	$31.08	$26.62	$17.04	$10.61	$8.19

Total return	17.53%[c]	18.00%	56.82%	62.70%	31.15%	0.12%

Ratios/Supplemental data:
Net assets, end of period (000s)	$436,941	$391,637	$196,952	$57,920	$22,288	$14,740
Ratio of expenses to average net assets[d]	0.52%	0.54%	0.57%	0.77%	0.84%	0.84%
Ratio of net investment income (loss) to average net assets[d]	(0.48)%	1.48%	1.26%	1.37%	0.98%	1.57%
Portfolio turnover rate[e]	7%	32%	21%	11%	26%	32%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

82	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Belgium Index Fund
	Six months ended Feb. 28, 2007 (Unaudited)	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002

Net asset value, beginning of period	$22.83	$18.94	$14.77	$11.16	$10.43	$11.81

Income from investment operations:
Net investment income (loss)[a]	(0.03)	0.75	0.71	0.37	0.41	0.25
Net realized and unrealized gain (loss)[b]	3.16	3.95	3.75	4.25	0.43	(1.56)

Total from investment operations	3.13	4.70	4.46	4.62	0.84	(1.31)

Less distributions from:
Net investment income	(0.44)	(0.81)	(0.29)	(1.01)	(0.11)	(0.07)

Total distributions	(0.44)	(0.81)	(0.29)	(1.01)	(0.11)	(0.07)

Net asset value, end of period	$25.52	$22.83	$18.94	$14.77	$11.16	$10.43

Total return	13.72%[c]	25.66%	30.22%	42.88%	8.25%	(11.10)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$261,354	$152,484	$46,960	$24,813	$21,871	$10,427
Ratio of expenses to average net assets[d]	0.52%	0.54%	0.57%	0.78%	0.84%	0.84%
Ratio of net investment income (loss) to average net assets[d]	(0.28)%	3.60%	3.89%	2.79%	4.10%	2.26%
Portfolio turnover rate[e]	5%	10%	10%	21%	8%	18%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	83

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI EMU Index Fund
	Six months ended Feb. 28, 2007 (Unaudited)	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002

Net asset value, beginning of period	$92.28	$74.97	$59.38	$50.12	$46.02	$56.74

Income from investment operations:
Net investment income[a]	0.17	2.73	1.76	1.36	0.93	0.75
Net realized and unrealized gain (loss)[b]	13.14	15.90	15.13	8.69	3.62	(11.47)

Total from investment operations	13.31	18.63	16.89	10.05	4.55	(10.72)

Less distributions from:
Net investment income	(1.85)	(1.32)	(1.30)	(0.79)	(0.45)	–

Total distributions	(1.85)	(1.32)	(1.30)	(0.79)	(0.45)	–

Net asset value, end of period	$103.74	$92.28	$74.97	$59.38	$50.12	$46.02

Total return	14.45%[c]	25.18%	28.54%	20.07%	10.05%	(18.89)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,401,597	$1,794,921	$547,284	$326,606	$165,388	$131,168
Ratio of expenses to average net assets[d]	0.52%	0.54%	0.58%	0.79%	0.84%	0.84%
Ratio of expenses to average net assets exclusive of foreign taxes[d]	n/a	n/a	0.57%	0.79%	n/a	n/a
Ratio of net investment income to average net assets[d]	0.35%	3.23%	2.50%	2.29%	2.08%	1.44%
Portfolio turnover rate[e]	1%	8%	8%	11%	7%	3%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

84	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI France Index Fund
	Six months ended Feb. 28, 2007 (Unaudited)	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002

Net asset value, beginning of period	$31.16	$25.41	$20.40	$16.90	$15.52	$19.53

Income from investment operations:
Net investment income[a]	0.04	0.55	0.47	0.24	0.23	0.18
Net realized and unrealized gain (loss)[b]	3.35	5.52	4.84	3.54	1.33	(4.19)

Total from investment operations	3.39	6.07	5.31	3.78	1.56	(4.01)

Less distributions from:
Net investment income	(0.46)	(0.32)	(0.30)	(0.28)	(0.18)	–

Total distributions	(0.46)	(0.32)	(0.30)	(0.28)	(0.18)	–

Net asset value, end of period	$34.09	$31.16	$25.41	$20.40	$16.90	$15.52

Total return	10.90%[c]	24.13%	26.13%	22.44%	10.22%	(20.53)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$184,070	$211,886	$81,326	$61,201	$54,075	$49,674
Ratio of expenses to average net assets[d]	0.52%	0.54%	0.57%	0.79%	0.84%	0.84%
Ratio of net investment income to average net assets[d]	0.27%	1.95%	1.98%	1.23%	1.56%	1.00%
Portfolio turnover rate[e]	2%	10%	7%	9%	9%	3%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	85

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Germany Index Fund
	Six months ended Feb. 28, 2007 (Unaudited)	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002

Net asset value, beginning of period	$23.68	$19.08	$14.96	$12.57	$12.07	$15.19

Income from investment operations:
Net investment income (loss)[a]	(0.01)	0.57	0.28	0.19	0.21	0.11
Net realized and unrealized gain (loss)[b]	4.39	4.15	4.03	2.40	0.41	(3.23)

Total from investment operations	4.38	4.72	4.31	2.59	0.62	(3.12)

Less distributions from:
Net investment income	(0.51)	(0.12)	(0.19)	(0.20)	(0.12)	–

Total distributions	(0.51)	(0.12)	(0.19)	(0.20)	(0.12)	–

Net asset value, end of period	$27.55	$23.68	$19.08	$14.96	$12.57	$12.07

Total return	18.55%[c]	24.82%	28.89%	20.55%	5.39%	(20.54)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,090,843	$802,795	$314,793	$98,764	$101,800	$94,160
Ratio of expenses to average net assets[d]	0.52%	0.54%	0.57%	0.80%	0.84%	0.84%
Ratio of net investment income (loss) to average net assets[d]	(0.08)%	2.62%	1.54%	1.27%	1.98%	0.77%
Portfolio turnover rate[e]	2%	12%	9%	9%	11%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

86	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Italy Index Fund
	Six months ended Feb. 28, 2007 (Unaudited)	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002

Net asset value, beginning of period	$30.48	$25.77	$20.21	$16.67	$15.15	$17.79

Income from investment operations:
Net investment income[a]	0.13	1.07	0.78	0.56	0.43	0.37
Net realized and unrealized gain (loss)[b]	3.02	4.15	5.42	3.59	1.47	(3.01)

Total from investment operations	3.15	5.22	6.20	4.15	1.90	(2.64)

Less distributions from:
Net investment income	(0.67)	(0.51)	(0.64)	(0.61)	(0.38)	–

Total distributions	(0.67)	(0.51)	(0.64)	(0.61)	(0.38)	–

Net asset value, end of period	$32.96	$30.48	$25.77	$20.21	$16.67	$15.15

Total return	10.32%[c]	20.61%	30.74%	25.09%	12.79%	(14.84)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$207,658	$146,324	$42,526	$27,279	$29,997	$29,538
Ratio of expenses to average net assets[d]	0.52%	0.54%	0.57%	0.83%	0.84%	0.84%
Ratio of expenses to average net assets exclusive of foreign taxes[d]	n/a	n/a	n/a	0.79%	n/a	n/a
Ratio of net investment income to average net assets[d]	0.82%	3.87%	3.18%	2.85%	2.84%	2.34%
Portfolio turnover rate[e]	5%	15%	18%	9%	22%	10%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	87

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Netherlands Index Fund
	Six months ended Feb. 28, 2007 (Unaudited)	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002

Net asset value, beginning of period	$24.17	$19.10	$15.70	$14.31	$14.69	$18.59

Income from investment operations:
Net investment income[a]	0.01	0.60	0.57	0.39	0.30	0.25
Net realized and unrealized gain (loss)[b]	2.61	4.95	3.09	1.37	(0.43)	(4.11)

Total from investment operations	2.62	5.55	3.66	1.76	(0.13)	(3.86)

Less distributions from:
Net investment income	(0.45)	(0.48)	(0.26)	(0.37)	(0.25)	(0.04)

Total distributions	(0.45)	(0.48)	(0.26)	(0.37)	(0.25)	(0.04)

Net asset value, end of period	$26.34	$24.17	$19.10	$15.70	$14.31	$14.69

Total return	10.87%[c]	29.53%	23.40%	12.28%	(0.78)%	(20.79)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$183,059	$109,991	$63,974	$28,265	$18,599	$19,103
Ratio of expenses to average net assets[d]	0.52%	0.54%	0.57%	0.78%	0.84%	0.84%
Ratio of net investment income to average net assets[d]	0.05%	2.78%	3.13%	2.45%	2.37%	1.48%
Portfolio turnover rate[e]	3%	17%	6%	9%	18%	15%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

88	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Spain Index Fund
	Six months ended Feb. 28, 2007 (Unaudited)	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002

Net asset value, beginning of period	$44.81	$35.70	$27.55	$22.39	$17.95	$21.33

Income from investment operations:
Net investment income[a]	0.50	1.07	0.79	0.44	0.24	0.17
Net realized and unrealized gain (loss)[b]	9.35	8.78	7.97	4.99	4.36	(3.55)

Total from investment operations	9.85	9.85	8.76	5.43	4.60	(3.38)

Less distributions from:
Net investment income	(0.38)	(0.74)	(0.61)	(0.27)	(0.16)	–

Total distributions	(0.38)	(0.74)	(0.61)	(0.27)	(0.16)	–

Net asset value, end of period	$54.28	$44.81	$35.70	$27.55	$22.39	$17.95

Total return	21.99%[c]	28.09%	31.85%	24.28%	25.81%	(15.85)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$659,468	$178,130	$66,945	$45,456	$50,372	$18,850
Ratio of expenses to average net assets[d]	0.52%	0.54%	0.57%	0.80%	0.84%	0.84%
Ratio of net investment income to average net assets[d]	1.94%	2.67%	2.33%	1.64%	1.22%	0.85%
Portfolio turnover rate[e]	6%	6%	8%	6%	17%	14%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	89

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Sweden Index Fund
	Six months ended Feb. 28, 2007 (Unaudited)	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002

Net asset value, beginning of period	$25.88	$21.58	$16.82	$12.59	$9.88	$12.88

Income from investment operations:
Net investment income[a]	0.02	0.76	0.46	0.28	0.25	0.12
Net realized and unrealized gain (loss)[b]	5.88	3.96	4.45	4.20	2.58	(3.12)

Total from investment operations	5.90	4.72	4.91	4.48	2.83	(3.00)

Less distributions from:
Net investment income	(0.34)	(0.42)	(0.15)	(0.25)	(0.12)	–

Total distributions	(0.34)	(0.42)	(0.15)	(0.25)	(0.12)	–

Net asset value, end of period	$31.44	$25.88	$21.58	$16.82	$12.59	$9.88

Total return	22.79%[c]	22.16%	29.21%	35.81%	29.04%	(23.29)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$379,600	$151,427	$61,513	$27,758	$16,992	$8,154
Ratio of expenses to average net assets[d]	0.52%	0.54%	0.58%	0.92%	0.84%	0.84%
Ratio of expenses to average net assets exclusive of foreign taxes[d]	n/a	n/a	0.57%	0.79%	n/a	n/a
Ratio of net investment income to average net assets[d]	0.10%	3.13%	2.28%	1.74%	2.44%	0.98%
Portfolio turnover rate[e]	2%	14%	6%	9%	12%	31%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

90	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Switzerland Index Fund
	Six months ended Feb. 28, 2007 (Unaudited)	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002

Net asset value, beginning of period	$22.49	$17.63	$14.58	$12.23	$11.59	$12.95

Income from investment operations:
Net investment income (loss)[a]	(0.04)	0.27	0.22	0.09	0.05	0.03
Net realized and unrealized gain (loss)[b]	2.56	4.71	2.92	2.31	0.62	(1.38)

Total from investment operations	2.52	4.98	3.14	2.40	0.67	(1.35)

Less distributions from:
Net investment income	(0.19)	(0.12)	(0.09)	(0.05)	(0.03)	(0.01)

Total distributions	(0.19)	(0.12)	(0.09)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$24.82	$22.49	$17.63	$14.58	$12.23	$11.59

Total return	11.22%[c]	28.36%	21.54%	19.56%	5.89%	(10.47)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$263,723	$188,319	$79,324	$41,920	$33,643	$31,883
Ratio of expenses to average net assets[d]	0.52%	0.54%	0.57%	0.79%	0.84%	0.84%
Ratio of net investment income (loss) to average net assets[d]	(0.34)%	1.34%	1.34%	0.64%	0.43%	0.20%
Portfolio turnover rate[e]	3%	11%	5%	4%	10%	12%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	91

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI United Kingdom Index Fund
	Six months ended Feb. 28, 2007 (Unaudited)	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002

Net asset value, beginning of period	$21.92	$18.74	$15.72	$13.00	$12.77	$15.11

Income from investment operations:
Net investment income[a]	0.22	0.97	0.60	0.48	0.39	0.48
Net realized and unrealized gain (loss)[b]	1.77	2.79	2.76	2.72	0.12	(2.60)

Total from investment operations	1.99	3.76	3.36	3.20	0.51	(2.12)

Less distributions from:
Net investment income	(0.81)	(0.58)	(0.34)	(0.48)	(0.28)	(0.22)

Total distributions	(0.81)	(0.58)	(0.34)	(0.48)	(0.28)	(0.22)

Net asset value, end of period	$23.10	$21.92	$18.74	$15.72	$13.00	$12.77

Total return	9.08%[c]	20.61%	21.53%	24.77%	4.20%	(14.19)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,081,079	$872,409	$464,850	$452,870	$150,809	$120,067
Ratio of expenses to average net assets[d]	0.52%	0.54%	0.57%	0.77%	0.84%	0.84%
Ratio of net investment income to average net assets[d]	1.89%	4.81%	3.39%	3.11%	3.23%	3.39%
Portfolio turnover rate[e]	3%	10%	11%	6%	6%	14%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

92	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation. As of February 28, 2007, the Company offered 24 investment portfolios or funds.

These financial statements relate only to the iShares MSCI Austria, iShares MSCI Belgium, iShares MSCI EMU, iShares MSCI France, iShares MSCI Germany, iShares MSCI Italy, iShares MSCI Netherlands, iShares MSCI Spain, iShares MSCI Sweden, iShares MSCI Switzerland and iShares MSCI United Kingdom Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded equity securities in the aggregate in a particular market, as measured by that market’s equity securities index compiled by Morgan Stanley Capital International Inc. (“MSCI”). The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Each Fund invests in the securities of foreign issuers of a single country or region, which may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing

NOTES TO FINANCIAL STATEMENTS	93

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Directors of the Company (the “Board”).

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Any use of a rate different from the rates used by MSCI may adversely affect a Fund’s ability to track its underlying index. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

Certain countries may levy taxes on stock dividends (based on the par value of the stock dividends received) and other taxable corporate events (i.e. spin-offs and tender offers) by companies whose securities are held by the Funds. These foreign taxes, if any, are paid by the Funds receiving the stock dividends or holding the securities subject to the taxable corporate event, and are disclosed in their respective Statements of Operations.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, including any net foreign currency gains, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended February 28, 2007.

94	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The Funds had tax basis net capital loss carryforwards as of August 31, 2006, the tax year-end of the Funds, as follows:

iShares MSCI Index Fund	Expiring 2008	Expiring 2009	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Total
Austria	$491,457	$336,553	$1,291,324	$370,948	$855,364	$–	$–	$3,345,646
Belgium	–	59,876	1,677,678	117,767	175,781	33,969	–	2,065,071
EMU	–	–	–	–	4,037,607	1,873,963	–	5,911,570
France	–	–	2,436,748	236,944	2,400,550	–	–	5,074,242
Germany	–	–	8,697,227	5,469,732	8,656,712	2,241,687	–	25,065,358
Italy	–	–	2,675,493	848,408	541,980	527,327	–	4,593,208
Netherlands	–	60,885	3,222,792	1,497,810	2,481,175	129,137	403,525	7,795,324
Spain	–	–	1,083,394	678,910	1,582,094	–	–	3,344,398
Sweden	–	89,443	3,350,244	1,577,551	1,149,514	–	107,613	6,274,365
Switzerland	–	–	2,501,682	1,018,305	2,149,171	354,252	–	6,023,410
United Kingdom	–	–	9,945,254	6,448,554	4,272,059	1,517,783	7,063,063	29,246,713

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Each Fund reclassifies at the end of its tax year certain amounts to paid-in-capital from accumulated net realized gain (loss) on investments and foreign currency transactions and accumulated net investment income (loss), respectively, as a result of permanent book and tax differences primarily attributed to net investment loss, return of capital, passive foreign investment companies, realized foreign currency gains and losses and gains and losses on in-kind redemptions. These reclassifications have no effect on net assets or net asset values per share.

As of February 28, 2007, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Austria	$358,787,664	$80,288,990	$–	$80,288,990
Belgium	226,290,307	35,226,144	(314,232)	34,911,912
EMU	2,020,521,323	409,457,277	(4,833,308)	404,623,969
France	167,827,791	22,158,486	(4,624,797)	17,533,689
Germany	918,282,305	190,333,837	(3,645,744)	186,688,093
Italy	195,922,841	13,713,739	(133,294)	13,580,445
Netherlands	164,059,273	20,438,897	(162,165)	20,276,732
Spain	626,219,009	48,106,613	(764,023)	47,342,590
Sweden	332,676,281	51,116,776	(3,765,189)	47,351,587
Switzerland	207,415,307	55,888,215	(81,678)	55,806,537
United Kingdom	902,494,814	175,889,385	(1,247,958)	174,641,427

NOTES TO FINANCIAL STATEMENTS	95

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of each of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of all the funds offered by the Company (except for the iShares MSCI Brazil, iShares MSCI Emerging Markets, iShares MSCI Pacific ex-Japan, iShares MSCI South Africa, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds) as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Company. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Company. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Company. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended February 28, 2007, BGI earned securities lending agent fees as follows:

iShares MSCI Index Fund	Securities Lending Agent Fees
Austria	$8,078
Belgium	1,764
EMU	98,397
France	3,430
Germany	36,906

iShares MSCI Index Fund	Securities Lending Agent Fees
Italy	$11,232
Netherlands	2,167
Spain	114,851
Sweden	6,767
Switzerland	938

96	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Cross trades for the six months ended February 28, 2007, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (oran affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

The following table provides information about the direct investment by the iShares MSCI United Kingdom Index Fund (exclusive of short-term investments) in issuers of which BGFA is an affiliate, for the six months ended February 28, 2007.

Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Net Realized Gain
Barclays PLC	1,993	476	137	2,332	$33,823,495	$397,174

As of February 28, 2007, certain directors and officers of the Company are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2007, were as follows:

iShares MSCI Index Fund	Purchases	Sales
Austria	$28,585,520	$39,199,971
Belgium	10,943,538	12,463,225
EMU	20,315,401	49,512,133
France	3,210,459	5,835,355
Germany	15,037,270	32,183,984
Italy	9,942,047	11,637,638
Netherlands	7,507,717	5,553,099
Spain	28,960,239	27,647,446
Sweden	4,872,074	7,539,197
Switzerland	6,176,292	6,190,781
United Kingdom	28,188,454	48,120,651

NOTES TO FINANCIAL STATEMENTS	97

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

In-kind transactions (see Note 4) for the six months ended February 28, 2007, were as follows:

iShares MSCI Index Fund	In-kind Purchases	In-kind Sales
Austria	$47,330,510	$54,404,331
Belgium	90,572,280	4,033,185
EMU	442,361,517	72,984,832
France	6,153,594	50,716,956
Germany	230,414,177	75,665,322
Italy	119,952,685	75,898,004
Netherlands	85,599,639	32,666,832
Spain	563,289,769	154,839,196
Sweden	185,349,201	–
Switzerland	59,111,576	6,317,462
United Kingdom	191,118,557	28,407,643

4. CAPITAL SHARE TRANSACTIONS

The Company is authorized to issue 10.9 billion shares of $.001 par value capital stock. The number of shares authorized to each Fund are as follows:

iShares MSCI Index Fund	Authorized Shares
Austria	19,800,000
Belgium	136,200,000
EMU	500,000,000
France	340,200,000
Germany	382,200,000
Italy	63,600,000

iShares MSCI Index Fund	Authorized Shares
Netherlands	255,000,000
Spain	127,800,000
Sweden	63,600,000
Switzerland	318,625,000
United Kingdom	943,200,000

The Company issues and redeems capital shares of each Fund only in aggregations of a specified number of shares (each, a “Creation Unit”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the corresponding MSCI Index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to Investors Bank, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market

98	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of February 28, 2007, certain Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities or non-U.S. Government debt securities. The market value of the securities on loan as of February 28, 2007 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The SEC staff has stated that it would not object if a fund does not implement FIN 48 in its NAV calculation until the date of the fund’s last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. The Company is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. The Company is currently evaluating the impact the adoption of FAS 157 will have on the Funds’ financial statement disclosures.

NOTES TO FINANCIAL STATEMENTS	99

Notes:

100	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	101

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. Total Market (IYY)

iShares Goldman Sachs Natural Resources (IGE)

iShares Goldman Sachs Networking (IGN)

iShares Goldman Sachs Semiconductor (IGW)

iShares Goldman Sachs Software (IGV)

iShares Goldman Sachs Technology (IGM)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap™ (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman Short Treasury (SHV)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 3-7 Year Treasury (IEI)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 10-20 Year Treasury (TLH)

iShares Lehman 20+ Year Treasury (TLT)

iShares Lehman TIPS (TIP)

iShares Lehman Credit (CFT)

iShares Lehman 1-3 Year Credit (CSJ)

iShares Lehman Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares Lehman Government/Credit (GBF)

iShares Lehman Intermediate Government/Credit (GVI)

iShares Lehman MBS Fixed-Rate (MBB)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Specialty Index Funds

iShares KLD Select SocialSM (KLD)

iShares KLD 400 Social (DSI)

iShares Dow Jones Select Dividend (DVY)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited (“FXI”), iBoxx, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange LLC, Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. iBoxx is a registered trademark of International Index Company Limited. “Goldman Sachs®” is a trademark of Goldman, Sachs & Co. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. “FTSE” is a trade and service mark of London Stock Exchange and The Financial Times; “Xinhua” is a trade and service mark of Xinhua Financial Network Limited.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2007 Semi-Annual Report.

4322-iS-0407

102	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morgan Stanley Capital International, nor does this company make any representation regarding the advisability of investing in the iShares Funds.

©2007 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds' website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a monthly basis on the Funds' website.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-036-04007

For more information visit our website
or call 1-800-iShares (1-800-474-2737)
www.iShares.com

iShares™

BARCLAYS

Fund Performance Overview

iSHARES® MSCI AUSTRALIA INDEX FUND

Performance as of February 28, 2007

The iShares MSCI Australia Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Australian market, as represented by the MSCI Australia Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2007, the Fund returned 18.89%, while the Index returned 18.66%.

Average Annual Total Returns

Year Ended 2/28/07			Five Years Ended 2/28/07			Ten Years Ended 2/28/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
29.18%	29.74%	28.60%	25.15%	25.11%	24.64%	12.09%	12.10%	12.22%

Cumulative Total Returns

Year Ended 2/28/07			Five Years Ended 2/28/07			Ten Years Ended 2/28/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
29.18%	29.74%	28.60%	206.97%	206.58%	200.81%	213.17%	213.38%	216.73%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/07
Sector	Percentage of Net Assets
Financial	48.87%

Basic Materials	16.60

Consumer Non-Cyclical	11.68

Industrial	8.91

Consumer Cyclical	4.98

Energy	3.56

Communications	2.71

Utilities	1.49

Technology	0.48

Short-Term and Other Net Assets	0.72

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/07
Security	Percentage of Net Assets
BHP Billiton Ltd.	10.05%

National Australia Bank Ltd.	6.96

Commonwealth Bank of Australia	6.82

Australia & New Zealand Banking Group Ltd.	5.71

Westpac Banking Corp.	4.97

Westfield Group	3.47

Woolworths Ltd.	3.47

QBE Insurance Group Ltd.	2.73

Rio Tinto Ltd.	2.29

Brambles Ltd.	2.18

TOTAL	48.65%

FUND PERFORMANCE OVERVIEWS	1

Fund Performance Overview

iSHARES® MSCI BRAZIL INDEX FUND

Performance as of February 28, 2007

The iShares MSCI Brazil Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Brazilian market, as represented by the MSCI Brazil Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2007, the Fund returned 19.57%, while the Index returned 19.84%.

Average Annual Total Returns

Year Ended 2/28/07			Five Years Ended 2/28/07			Inception to 2/28/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.99%	13.44%	11.92%	30.60%	29.89%	33.08%	15.91%	15.90%	18.42%

Cumulative Total Returns

Year Ended 2/28/07			Five Years Ended 2/28/07			Inception to 2/28/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.99%	13.44%	11.92%	279.98%	269.68%	317.36%	166.54%	166.41%	207.29%

Total returns for the periods since inception are calculated from the inception date of the Fund (7/10/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/14/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/07
Sector	Percentage of Net Assets
Basic Materials	29.58%

Energy	22.35

Financial	17.21

Consumer Non-Cyclical	8.90

Utilities	7.39

Communications	6.18

Industrial	4.95

Consumer Cyclical	2.87

Short-Term and Other Net Assets	0.57

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/07
Security	Percentage of Net Assets
Petroleo Brasileiro SA Preferred	12.37%

Companhia Vale do Rio Doce Class A Preferred	11.09

Petroleo Brasileiro SA	9.98

Companhia Vale do Rio Doce ADR	9.01

Banco Bradesco SA Preferred	6.86

Banco Itau Holding Financeira SA Preferred	4.73

Unibanco Uniao de Bancos

Brasileiros SA	4.28

Companhia de Bebidas das Americas Preferred	4.24

Gerdau SA Preferred	2.29

Usinas Siderurgicas de Minas Gerais SA Class A Preferred	2.00

TOTAL	66.85%

2	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI CANADA INDEX FUND

Performance as of February 28, 2007

The iShares MSCI Canada Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Canadian market, as represented by the MSCI Canada Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2007, the Fund returned 4.03%, while the Index returned 4.20%.

Average Annual Total Returns

Year Ended 2/28/07			Five Years Ended 2/28/07			Ten Years Ended 2/28/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.42%	10.62%	10.77%	20.08%	20.03%	20.51%	12.24%	12.29%	12.77%

Cumulative Total Returns

Year Ended 2/28/07			Five Years Ended 2/28/07			Ten Years Ended 2/28/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.42%	10.62%	10.77%	149.62%	149.16%	154.21%	217.18%	218.76%	232.70%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/07
Sector	Percentage of Net Assets
Financial	31.12%

Energy	27.10

Basic Materials	17.65

Communications	6.80

Industrial	5.16

Consumer Cyclical	3.80

Technology	3.15

Diversified	2.26

Consumer Non-Cyclical	2.06

Utilities	0.69

Short-Term and Other Net Assets	0.21

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/07
Security	Percentage of Net Assets
Royal Bank of Canada	6.23%

Manulife Financial Corp.	5.45

Bank of Nova Scotia	4.52

EnCana Corp.	4.11

Suncor Energy Inc.	3.43

Bank of Montreal	3.19

Canadian Imperial Bank of Commerce	3.04

Canadian Natural Resources Ltd.	2.85

Barrick Gold Corp.	2.71

Sun Life Financial Inc.	2.60

TOTAL	38.13%

FUND PERFORMANCE OVERVIEWS	3

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS INDEX FUND

Performance as of February 28, 2007

The iShares MSCI Emerging Markets Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Index (the “Index”). The Index is designed to measure equity market performance in the global emerging markets. The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2007, the Fund returned 16.09%, while the Index returned 16.61%.

Average Annual Total Returns

Year Ended 2/28/07			Inception to 2/28/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX
15.87%	17.32%	17.05%	37.36%	37.54%	37.17%

Cumulative Total Returns

Inception to 2/28/07

NAV	MARKET	INDEX
244.75%	246.51%	243.02%

Total returns for the periods since inception are calculated from the inception date of the Fund (4/7/03). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/11/03), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/07
Sector	Percentage of Net Assets
Financial	20.37%

Energy	14.96

Communications	13.77

Basic Materials	13.52

Technology	10.58

Industrial	9.86

Utilities	4.67

Consumer Cyclical	4.56

Consumer Non-Cyclical	4.47

Diversified	2.46

Exchange-Traded Funds	0.55

Short-Term and Other Net Assets	0.23

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/07
Security	Percentage of Net Assets
Samsung Electronics Co. Ltd. GDR (South Korea)	4.15%

OAO Gazprom ADR (Russia)	4.10

Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	3.67

POSCO ADR (South Korea)	3.40

Kookmin Bank ADR (South Korea)	2.95

Siliconware Precision Industries Co. ADR (Taiwan)	2.24

LUKOIL ADR (Russia)	1.98

Chunghwa Telecom Co. Ltd. Sponsored ADR (Taiwan)	1.95

United Microelectronics Corp. ADR (Taiwan)	1.94

China Mobile Ltd. (Hong Kong)	1.92

TOTAL	28.30%

4	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI HONG KONG INDEX FUND

Performance as of February 28, 2007

The iShares MSCI Hong Kong Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Hong Kong market, as represented by the MSCI Hong Kong Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2007, the Fund returned 14.13%, while the Index returned 14.46%.

Average Annual Total Returns

Year Ended 2/28/07			Five Years Ended 2/28/07			Ten Years Ended 2/28/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
21.57%	20.62%	22.15%	15.25%	14.98%	16.22%	3.48%	3.35%	5.17%

Cumulative Total Returns

Year Ended 2/28/07			Five Years Ended 2/28/07			Ten Years Ended 2/28/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
21.57%	20.62%	22.15%	103.32%	100.95%	112.01%	40.79%	39.04%	65.57%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/07
Sector	Percentage of Net Assets
Financial	45.63%

Diversified	16.11

Utilities	12.38

Consumer Cyclical	11.98

Industrial	6.68

Communications	5.48

Basic Materials	1.02

Technology	0.64

Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/07
Security	Percentage of Net Assets
Hutchison Whampoa Ltd.	8.92%

Cheung Kong (Holdings) Ltd.	8.10

Sun Hung Kai Properties Ltd.	7.14

CLP Holdings Ltd.	5.84

Hong Kong Exchanges & Clearing Ltd.	4.83

Esprit Holdings Ltd.	4.77

Swire Pacific Ltd. Class A	4.65

Hang Seng Bank Ltd.	4.60

BOC Hong Kong Holdings Ltd.	3.96

Bank of East Asia Ltd.	3.65

TOTAL	56.46%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI MALAYSIA INDEX FUND

Performance as of February 28, 2007

The iShares MSCI Malaysia Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Malaysian market, as represented by the MSCI Malaysia Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities included in the Index. For the six-month period ended February 28, 2007, the Fund returned 33.96%, while the Index returned 34.66%.

Average Annual Total Returns

Year Ended 2/28/07			Five Years Ended 2/28/07			Ten Years Ended 2/28/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
41.64%	38.66%	42.67%	16.06%	15.60%	17.18%	(1.75)%	(2.01)%	(0.80)%

Cumulative Total Returns

Year Ended 2/28/07			Five Years Ended 2/28/07			Ten Years Ended 2/28/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
41.64%	38.66%	42.67%	110.54%	106.40%	120.95%	(16.21)%	(18.38)%	(7.68)%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month and one-year periods. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. As the Fund has a NAV which is determined prior to the opening of the regular trading day on the stock exchange on which it is listed, the market return is calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/07
Sector	Percentage of Net Assets
Financial	31.48%

Consumer Cyclical	14.86

Consumer Non-Cyclical	14.01

Industrial	13.11

Communications	9.84

Utilities	8.85

Diversified	5.80

Energy	1.49

Technology	0.35

Short-Term and Other Net Assets	0.21

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/07
Security	Percentage of Net Assets
Malayan Banking Bhd	9.74%

Bumiputra-Commerce Holdings Bhd	8.41

IOI Corp. Bhd	5.35

Tenaga Nasional Bhd	5.22

Genting Bhd	5.10

Sime Darby Bhd	4.70

Malaysia International Shipping Corp. Bhd	4.22

Maxis Communications Bhd	4.19

Public Bank Bhd	3.83

Telekom Malaysia Bhd	3.48

TOTAL	54.24%

6	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI MEXICO INDEX FUND

Performance as of February 28, 2007

The iShares MSCI Mexico Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Mexican market, as represented by the MSCI Mexico Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2007, the Fund returned 23.43%, while the Index returned 22.28%.

Average Annual Total Returns

Year Ended 2/28/07			Five Years Ended 2/28/07			Ten Years Ended 2/28/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
32.99%	32.29%	30.47%	28.16%	27.73%	27.42%	17.20%	17.05%	18.48%

Cumulative Total Returns

Year Ended 2/28/07			Five Years Ended 2/28/07			Ten Years Ended 2/28/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
32.99%	32.29%	30.47%	245.78%	239.99%	235.91%	388.87%	382.79%	445.09%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/07
Sector	Percentage of Net Assets
Communications	41.66%

Industrial	19.74

Consumer Cyclical	11.45

Consumer Non-Cyclical	10.06

Basic Materials	6.74

Financial	5.74

Diversified	4.53

Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/07
Security	Percentage of Net Assets
America Movil SAB de CV Series L	24.17%

Cemex SA de CV Series CPO	16.24

Telefonos de Mexico SA de CV Series L	8.92

Fomento Economico Mexicano SAB	4.76

Wal-Mart de Mexico SA de CV Series V	4.75

Grupo Televisa SA Series CPO	4.66

Grupo Financiero Banorte SAB de CV Series O	4.39

Grupo Mexico SA de CV Series B	3.34

Grupo Carso SA de CV Series A1	2.87

Grupo Modelo SA de CV Series C	2.77

TOTAL	76.87%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

Performance as of February 28, 2007

The iShares MSCI Pacific ex-Japan Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Australia, Hong Kong, New Zealand and Singapore markets, as represented by the MSCI Pacific ex-Japan Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2007, the Fund returned 19.23%, while the Index returned 19.31%.

Average Annual Total Returns

Year Ended 2/28/07			Five Years Ended 2/28/07			Inception to 2/28/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
28.38%	28.68%	28.37%	22.29%	22.18%	22.17%	22.76%	22.70%	22.69%

Cumulative Total Returns

Year Ended 2/28/07			Five Years Ended 2/28/07			Inception to 2/28/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
28.38%	28.68%	28.37%	173.54%	172.30%	172.21%	199.40%	198.57%	198.59%

Total returns for the periods since inception are calculated from the inception date of the Fund (10/25/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or ”NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/26/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/07
Sector	Percentage of Net Assets
Financial	48.18%

Basic Materials	11.26

Industrial	9.06

Consumer Non-Cyclical	7.95

Consumer Cyclical	6.58

Communications	5.71

Diversified	3.99

Utilities	3.69

Energy	2.38

Technology	0.67

Short-Term and Other Net Assets	0.53

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/07
Security	Percentage of Net Assets
BHP Billiton Ltd. (Australia)	6.68%

National Australia Bank Ltd. (Australia)	4.63

Commonwealth Bank of Australia (Australia)	4.51

Australia & New Zealand Banking Group Ltd. (Australia)	3.78

Westpac Banking Corp. (Australia)	3.28

Westfield Group (Australia)	2.31

Woolworths Ltd. (Australia)	2.30

Hutchison Whampoa Ltd. (Hong Kong)	1.82

QBE Insurance Group Ltd. (Australia)	1.81

Cheung Kong (Holdings) Ltd. (Hong Kong)	1.66

TOTAL	32.78%

8	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI SINGAPORE INDEX FUND

Performance as of February 28, 2007

The iShares MSCI Singapore Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Singaporean market, as represented by the MSCI Singapore Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2007, the Fund returned 32.31%, while the Index returned 32.84%.

Average Annual Total Returns

Year Ended 2/28/07			Five Years Ended 2/28/07			Ten Years Ended 2/28/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
40.64%	40.76%	41.30%	19.93%	19.45%	19.65%	2.34%	2.29%	2.83%

Cumulative Total Returns

Year Ended 2/28/07			Five Years Ended 2/28/07			Ten Years Ended 2/28/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
40.64%	40.76%	41.30%	148.08%	143.18%	145.26%	26.03%	25.42%	32.20%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month and one-year periods. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/07
Sector	Percentage of Net Assets
Financial	55.89%

Communications	15.22

Industrial	11.16

Diversified	5.67

Consumer Cyclical	5.23

Consumer Non-Cyclical	4.46

Technology	2.02

Energy	0.25

Short-Term and Other Net Assets	0.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/07
Security	Percentage of Net Assets
United Overseas Bank Ltd.	12.52%

DBS Group Holdings Ltd.	12.07

Singapore Telecommunications Ltd.	11.78

Oversea-Chinese Banking Corp.	10.60

Keppel Corp. Ltd.	4.56

Singapore Airlines Ltd.	4.41

CapitaLand Ltd.	4.30

City Developments Ltd.	3.76

Singapore Press Holdings Ltd.	3.44

Singapore Exchange Ltd.	2.69

TOTAL	70.13%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI SOUTH AFRICA INDEX FUND

Performance as of February 28, 2007

The iShares MSCI South Africa Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the South African market, as represented by the MSCI South Africa Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2007, the Fund returned 20.57%, while the Index returned 21.12%.

Average Annual Total Returns

Year Ended 2/28/07			Inception to 2/28/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX
9.90%	10.81%	10.82%	33.38%	33.64%	34.99%

Cumulative Total Returns

Inception to 2/28/07

NAV	MARKET	INDEX
223.04%	225.62%	239.08%

Total returns for the periods since inception are calculated from the inception date of the Fund (2/3/03). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/7/03), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/07
Sector	Percentage of Net Assets
Basic Materials	26.05%

Financial	21.60

Communications	14.85

Consumer Cyclical	9.95

Energy	9.40

Diversified	7.81

Industrial	5.31

Consumer Non-Cyclical	4.98

Short-Term and Other Net Assets	0.05

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/07
Security	Percentage of Net Assets
Sasol Ltd.	9.40%

Standard Bank Group Ltd.	8.37

MTN Group Ltd.	7.98

Impala Platinum Holdings Ltd.	7.37

Gold Fields Ltd.	5.15

Anglo Platinum Ltd.	4.60

FirstRand Ltd.	4.57

Naspers Ltd.	3.55

Telkom South Africa Ltd.	3.32

AngloGold Ashanti Ltd.	3.24

TOTAL	57.55%

10	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI SOUTH KOREA INDEX FUND

Performance as of February 28, 2007

The iShares MSCI South Korea Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the South Korean market, as represented by the MSCI Korea Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2007, the Fund returned 8.13%, while the Index returned 7.61%.

Average Annual Total Returns

Year Ended 2/28/07			Five Years Ended 2/28/07			Inception to 2/28/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
6.38%	2.77%	6.30%	19.45%	18.62%	21.37%	14.46%	14.15%	15.09%

Cumulative Total Returns

Year Ended 2/28/07			Five Years Ended 2/28/07			Inception to 2/28/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
6.38%	2.77%	6.30%	143.17%	134.82%	163.40%	150.91%	146.35%	160.45%

Total returns for the periods since inception are calculated from the inception date of the Fund (5/9/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. As the Fund has a NAV which is determined prior to the opening of the regular trading day on the stock exchange on which it is listed, the market return is calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/12/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/07
Sector	Percentage of Net Assets
Industrial	35.43%

Financial	20.85

Consumer Cyclical	13.56

Basic Materials	9.95

Communications	6.87

Consumer Non-Cyclical	5.14

Energy	3.39

Utilities	3.00

Technology	0.49

Short-Term and Other Net Assets	1.32

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/07
Security	Percentage of Net Assets
Samsung Electronics Co. Ltd.	18.28%

Kookmin Bank	8.24

POSCO	7.59

Shinhan Financial Group Ltd.	3.29

Hyundai Motor Co. Ltd.	3.08

Korea Electric Power Corp.	3.00

SK Corp.	2.51

Shinsegae Co. Ltd.	2.33

Hyundai Heavy Industries Co. Ltd.	2.21

KT&G Corp.	1.88

TOTAL	52.41%

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® MSCI TAIWAN INDEX FUND

Performance as of February 28, 2007

The iShares MSCI Taiwan Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Taiwanese market, as represented by the MSCI Taiwan Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2007, the Fund returned 16.42%, while the Index returned 16.42%.

Average Annual Total Returns

Year Ended 2/28/07			Five Years Ended 2/28/07			Inception to 2/28/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
14.96%	11.09%	15.85%	6.85%	5.56%	7.91%	(3.29)%	(3.77)%	(2.32)%

Cumulative Total Returns

Year Ended 2/28/07			Five Years Ended 2/28/07			Inception to 2/28/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
14.96%	11.09%	15.85%	39.24%	31.07%	46.31%	(20.05)%	(22.67)%	(14.58)%

Total returns for the periods since inception are calculated from the inception date of the Fund (6/20/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. As the Fund has a NAV which is determined prior to the opening of the regular trading day on the stock exchange on which it is listed, the market return is calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/23/00), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/07
Sector	Percentage of Net Assets
Technology	36.68%

Industrial	24.91

Financial	17.09

Basic Materials	10.74

Communications	4.65

Consumer Cyclical	3.56

Energy	1.24

Consumer Non-Cyclical	0.93

Short-Term and Other Net Assets	0.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/07
Security	Percentage of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	14.09%

Hon Hai Precision Industry Co. Ltd.	9.15

Cathay Financial Holding Co. Ltd.	3.89

United Microelectronics Corp.	3.42

China Steel Corp.	2.98

Chunghwa Telecom Co. Ltd.	2.96

AU Optronics Corp.	2.83

MediaTek Inc.	2.74

Nan Ya Plastic Corp.	2.73

Formosa Plastic Co.	2.30

TOTAL	47.09%

12	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES®, INC.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2006 to February 28, 2007.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares MSCI Index Fund	Beginning Account Value (9/1/06)	Ending Account Value (2/28/07)	Annualized Expense Ratio	Expenses Paid During Period [a] (9/1/06 to 2/28/07)
Australia
Actual	$1,000.00	$1,188.90	0.52%	$2.82
Hypothetical (5% return before expenses)	1,000.00	1,022.20	0.52	2.61
Brazil
Actual	1,000.00	1,195.70	0.69	3.76
Hypothetical (5% return before expenses)	1,000.00	1,021.40	0.69	3.46
Canada
Actual	1,000.00	1,040.30	0.52	2.63
Hypothetical (5% return before expenses)	1,000.00	1,022.20	0.52	2.61
Emerging Markets
Actual	1,000.00	1,160.90	0.75	4.02
Hypothetical (5% return before expenses)	1,000.00	1,021.10	0.75	3.76

SHAREHOLDER EXPENSES	13

Shareholder Expenses (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Index Fund	Beginning Account Value (9/1/06)	Ending Account Value (2/28/07)	Annualized Expense Ratio	Expenses Paid During Period [a] (9/1/06 to 2/28/07)
Hong Kong
Actual	$1,000.00	$1,141.30	0.52%	$2.76
Hypothetical (5% return before expenses)	1,000.00	1,022.20	0.52	2.61
Malaysia
Actual	1,000.00	1,339.60	0.52	3.02
Hypothetical (5% return before expenses)	1,000.00	1,022.20	0.52	2.61
Mexico
Actual	1,000.00	1,234.30	0.52	2.88
Hypothetical (5% return before expenses)	1,000.00	1,022.20	0.52	2.61
Pacific ex-Japan
Actual	1,000.00	1,192.30	0.50	2.72
Hypothetical (5% return before expenses)	1,000.00	1,022.30	0.50	2.51
Singapore
Actual	1,000.00	1,323.10	0.52	3.00
Hypothetical (5% return before expenses)	1,000.00	1,022.20	0.52	2.61
South Africa
Actual	1,000.00	1,205.70	0.68	3.72
Hypothetical (5% return before expenses)	1,000.00	1,021.40	0.68	3.41
South Korea
Actual	1,000.00	1,081.30	0.68	3.51
Hypothetical (5% return before expenses)	1,000.00	1,021.40	0.68	3.41
Taiwan
Actual	1,000.00	1,164.20	0.68	3.65
Hypothetical (5% return before expenses)	1,000.00	1,021.40	0.68	3.41

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

14	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRALIA INDEX FUND

February 28, 2007

Security	Shares	Value

COMMON STOCKS – 99.28%

AIRLINES – 0.53%
Qantas Airways Ltd.	1,194,246	$4,846,181

		4,846,181

APPAREL – 0.30%
Billabong International Ltd.	206,727	2,793,573

		2,793,573

BANKS – 26.10%
Australia & New Zealand
Banking Group Ltd.	2,280,622	52,652,572
Commonwealth Bank of Australia	1,597,088	62,870,937
Macquarie Office Trust	2,454,909	3,094,953
National Australia Bank Ltd.	2,017,292	64,153,238
Suncorp-Metway Ltd.[a]	700,660	12,018,891
Westpac Banking Corp.	2,280,920	45,758,008

		240,548,599

BEVERAGES – 2.07%
Coca-Cola Amatil Ltd.	647,903	4,221,960
Foster’s Group Ltd.	2,510,487	12,501,834
Lion Nathan Ltd.	365,389	2,386,759

		19,110,553

BIOTECHNOLOGY – 0.40%
Sonic Healthcare Ltd.	327,868	3,632,311

		3,632,311

BUILDING MATERIALS – 3.11%
Boral Ltd.	730,654	4,836,038
CSR Ltd.	1,096,288	3,135,667
James Hardie Industries NV	576,067	4,321,242
Rinker Group Ltd.	1,112,796	16,379,140

		28,672,087

COMMERCIAL SERVICES – 3.24%
A.B.C. Learning Centres Ltd.	441,811	2,381,175
Brambles Ltd.[b]	1,925,629	20,119,390
Sydney Roads Group	1,166,774	1,204,361
Transurban Group	1,036,096	6,163,758

		29,868,684

COMPUTERS – 0.48%
Computershare Ltd.	555,609	4,391,055

		4,391,055

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES – 3.98%
ASX Ltd.	212,182	$6,996,852
Babcock & Brown Ltd.	284,080	5,730,325
Challenger Financial Services
Group Ltd.	449,959	1,630,908
Macquarie Bank Ltd.	310,714	19,338,892
Perpetual Ltd.	50,890	2,991,369

		36,688,346

ELECTRIC – 0.74%
AGL Energy Ltd.[b]	537,067	6,783,607

		6,783,607

ENGINEERING & CONSTRUCTION – 1.44%
Downer EDI Ltd.	372,481	2,154,264
Leighton Holdings Ltd.	171,875	4,211,839
Multiplex Group	784,006	2,724,311
WorleyParsons Ltd.	194,405	4,197,171

		13,287,585

ENTERTAINMENT – 2.05%
Aristocrat Leisure Ltd.	435,274	5,761,966
Tabcorp Holdings Ltd.	649,209	8,261,439
Tattersall’s Ltd.	1,340,103	4,857,297

		18,880,702

FOOD – 3.72%
Goodman Fielder Ltd.	1,322,106	2,354,363
Woolworths Ltd.	1,490,569	31,946,233

		34,300,596

FOREST PRODUCTS & PAPER – 0.19%
PaperlinX Ltd.	556,721	1,772,220

		1,772,220

GAS – 0.75%
Alinta Ltd.	610,826	6,858,530

		6,858,530

HEALTH CARE – PRODUCTS – 0.33%
Cochlear Ltd.	67,607	3,022,593

		3,022,593

HOUSEHOLD PRODUCTS & WARES – 0.16%
Pacific Brands Ltd.	628,040	1,449,952

		1,449,952

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

February 28, 2007

Security	Shares	Value

INSURANCE – 6.56%
AMP Ltd.	2,322,607	$18,868,312
AXA Asia Pacific Holdings Ltd.	1,080,758	6,344,295
Insurance Australia Group Ltd.	2,145,980	10,111,731
QBE Insurance Group Ltd.	998,042	25,165,030

		60,489,368

INVESTMENT COMPANIES – 1.55%
Macquarie Airports	843,405	2,458,876
Macquarie Communications Infrastructure Group	394,287	1,845,430
Macquarie Infrastructure Group	3,297,451	9,977,190

		14,281,496

IRON & STEEL – 1.02%
BlueScope Steel Ltd.	899,589	6,613,395
OneSteel Ltd.	710,264	2,809,456

		9,422,851

MANUFACTURING – 2.59%
Ansell Ltd.	183,741	1,686,672
Futuris Corp. Ltd.	766,181	1,267,796
Orica Ltd.	384,143	7,491,465
Wesfarmers Ltd.	468,507	13,455,885

		23,901,818

MEDIA – 0.97%
APN News & Media Ltd.	345,839	1,621,398
John Fairfax Holdings Ltd.	1,257,849	4,767,297
Publishing & Broadcasting Ltd.	169,043	2,561,387

		8,950,082

MINING – 15.39%
Alumina Ltd.	1,443,382	7,665,489
BHP Billiton Ltd.	4,332,780	92,622,200
Iluka Resources Ltd.	290,740	1,351,623
Newcrest Mining Ltd.	414,695	7,368,414
Paladin Resources Ltd.[a,b]	522,978	3,749,933
Rio Tinto Ltd.[a]	354,476	21,115,788
Zinifex Ltd.	604,023	7,957,715

		141,831,162

OIL & GAS – 3.56%
Caltex Australia Ltd.	166,130	2,923,045
Origin Energy Ltd.	1,058,758	7,391,440
Santos Ltd.	743,097	5,480,498
Woodside Petroleum Ltd.	578,984	16,998,401

		32,793,384

Security	Shares	Value

PACKAGING & CONTAINERS – 0.67%
Amcor Ltd.	1,077,351	$6,188,472

		6,188,472

PHARMACEUTICALS – 1.76%
CSL Ltd.	226,016	13,828,635
Symbion Health Ltd.	802,673	2,397,047

		16,225,682

REAL ESTATE – 10.68%
Centro Properties Group	1,020,967	7,907,949
CFS Retail Property Trust	1,698,235	3,211,498
Commonwealth Property Office Fund	1,807,341	1,965,250
DB RREEF Trust	3,320,038	4,564,962
GPT Group	2,404,998	9,569,842
ING Industrial Fund	1,040,290	1,950,878
Investa Property Group	1,882,291	3,515,068
Lend Lease Corp. Ltd.	445,742	6,339,564
Macquarie Goodman Group	1,747,234	9,857,409
Mirvac Group	1,227,312	5,473,562
Stockland	1,779,291	12,099,194
Westfield Group	1,866,187	31,982,549

		98,437,725

RETAIL – 2.10%
Coles Group Ltd.	1,409,062	17,053,753
Harvey Norman Holdings Ltd.	659,961	2,262,071

		19,315,824

TELECOMMUNICATIONS – 1.74%
Telstra Corp. Ltd.	3,552,465	11,924,442
Telstra Corp. Ltd. Installment Receipt	1,852,954	4,131,899

		16,056,341

TRANSPORTATION – 1.10%
Toll Holdings Ltd.	665,375	10,155,347

		10,155,347

TOTAL COMMON STOCKS (Cost: $773,249,977)		914,956,726

16	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

February 28, 2007

Security	Principal	Value

SHORT-TERM INVESTMENTS – 2.97%

CERTIFICATES OF DEPOSIT[c] – 0.14%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$292,607	$292,607
Deutsche Bank AG
5.35%, 08/08/07	487,679	487,679
Washington Mutual Bank
5.33%, 03/19/07	487,679	487,679

		1,267,965

COMMERCIAL PAPER[c] – 0.66%
Amstel Funding Corp.
5.22%, 04/16/07 - 04/17/07[d]	185,535	184,280
BNP Paribas Finance Inc.
5.12%, 06/06/07	68,275	67,334
Bryant Park Funding LLC
5.27%, 03/06/07[d]	48,073	48,038
Cantabric Finance LLC
5.25%, 03/06/07[d]	156,057	155,943
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[d]	146,304	145,253
Concord Minutemen
Capital Co. LLC
5.29%, 03/19/07[d]	99,422	99,159
Crown Point Capital Co. LLC
5.20%, 07/18/07[d]	225,337	220,813
Edison Asset Securitization LLC
5.21%, 04/11/07[d]	80,844	80,364
Five Finance Inc.
5.22%, 04/20/07[d]	89,733	89,082
General Electric Capital Corp.
5.12% - 5.20%, 06/04/07 - 07/17/07[d]	341,375	335,512
Giro Funding Corp.
5.25%, 03/05/07 - 03/12/07[d]	319,917	319,532
Grampian Funding LLC
5.14% - 5.23%, 04/23/07 - 06/06/07[d]	380,390	375,665
Harrier Finance Funding LLC
5.12%, 06/06/07[d]	195,072	192,383

Security	Principal	Value
Irish Permanent Treasury PLC
5.18%, 07/10/07	$97,536	$95,697
KKR Pacific Funding Trust
5.29%, 03/13/07[d]	243,839	243,409
Lexington Parker Capital Co. LLC
5.18% - 5.20%, 05/17/07 - 07/25/07[d]	246,469	242,274
Liberty Street Funding Corp.
5.27%, 03/06/07[d]	23,409	23,391
Lockhart Funding LLC
5.25%, 05/04/07 - 05/14/07[d]	440,074	435,894
Nationwide Building Society
5.21%, 04/13/07[d]	185,318	184,165
Nestle Capital Corp.
5.19%, 08/09/07	117,043	114,326
Sedna Finance Inc.
5.22%, 04/17/07[d]	111,191	110,433
Simba Funding Corp.
5.20%, 07/23/07[d]	195,072	191,014
Societe Generale
5.18%, 05/16/07	487,679	482,346
Thames Asset Global
Securitization No. 1 Inc.
5.25% - 5.28%, 03/02/07 - 03/12/07[d]	743,137	742,418
Thornburg Mortgage
Capital Resources LLC
5.28%, 03/12/07[d]	142,792	142,562
Three Pillars Funding Corp.
5.26%, 03/01/07 - 03/12/07[d]	102,409	102,328
Tulip Funding Corp.
5.29%, 03/15/07[d]	374,461	373,691
Westpac Banking Corp.
5.20%, 07/12/07[d]	175,564	172,192
Zela Finance Inc.
5.20%, 07/16/07[d]	117,043	114,727

		6,084,225

MEDIUM-TERM NOTES[c] – 0.06%
Bank of America N.A.
5.28%, 04/20/07	48,768	48,768

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

February 28, 2007

Security	Shares or Principal	Value
Cullinan Finance Corp.
5.71%, 06/28/07[d]	$146,304	$146,304
K2 USA LLC
5.39%, 06/04/07[d]	146,304	146,304
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[d]	228,234	228,234

		569,610

MONEY MARKET FUNDS – 0.05%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[e,f]	462,881	462,881

		462,881

REPURCHASE AGREEMENTS[c]– 0.40%
Banc of America Securities LLC 5.36%, due 3/1/07, maturity value $390,201 (collateralized by non-U.S. Government debt securities, value $402,165, 5.50% to 7.70%, 9/15/09 to 5/1/19).	$390,143	390,143
Bear Stearns Companies Inc. (The) 5.37%, due 3/1/07, maturity value $292,651 (collateralized by non-U.S. Government debt securities, value $322,122, 0.00% to 9.20%, 10/17/18 to 11/25/52).	292,607	292,607
BNP Securities Corp. 5.36%, due 3/1/07, maturity value $19,510 (collateralized by non-U.S. Government debt securities, value $20,499, 5.43%, 3/15/08).	19,507	19,507
Citigroup Global Markets Holdings Inc. 5.36%, due 3/1/07, maturity value $292,651 (collateralized by non-U.S. Government debt securities, value $315,293, 0.00% to 10.00%, 5/27/33 to 8/25/46).	292,607	292,607

Security	Principal	Value
Citigroup Global Markets Holdings Inc. 5.36%, due 3/1/07, maturity value $390,201 (collateralized by non-U.S. Government debt securities, value $409,974, 4.91% to 6.31%, 10/25/33 to 8/25/46).	$390,143	$390,143
Citigroup Global Markets Holdings Inc. 5.42%, due 3/1/07, maturity value $214,611 (collateralized by non-U.S. Government debt securities, value $231,237, 0.00% to 10.00%, 5/27/33 to 8/25/46).	214,579	214,579
Citigroup Global Markets Holdings Inc. 5.46%, due 3/1/07, maturity value $117,061 (collateralized by non-U.S. Government debt securities, value $130,391, 0.00% to 10.00%, 5/27/33 to 2/28/37).	117,043	117,043
Goldman Sachs Group Inc. (The) 5.36%, due 3/1/07, maturity value $72,396 (collateralized by non-U.S. Government debt securities, value $76,064, 4.52% to 6.89%, 1/15/09 to 10/25/36).	72,385	72,385
Greenwich Capital Markets Inc. 5.46%, due 3/1/07, maturity value $819,425 (collateralized by non-U.S. Government debt securities, value $903,359, 0.00% to 10.00%, 4/1/07 to 12/31/49).	819,301	819,301
HSBC Securities Inc. 5.36%, due 3/1/07, maturity value $97,551 (collateralized by non-U.S. Government debt securities, value $102,500, 3.72% to 5.99%, 12/15/36 to 6/1/46).	97,536	97,536

18	2007 iSHARES SEMI-ANNUAL TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

February 28, 2007

Security	Principal	Value
JP Morgan Securities Inc. 5.41%, due 3/1/07, maturity value $48,775 (collateralized by non-U.S. Government debt securities, value $51,253, 6.25% to 9.56%, 5/15/11 to 2/1/30.	$48,768	$48,768
Merrill Lynch & Co. Inc. 5.36%, due 3/1/07, maturity value $195,101 (collateralized by non-U.S. Government debt securities, value $204,988, 1.63% to 14.50%, 5/1/07 to 9/18/37).	195,072	195,072
Morgan Stanley 5.36%, due 3/1/07, maturity value $195,101 (collateralized by non-U.S. Government debt securities, value $205,032, 0.00% to 10.00%, 3/1/07 to 2/28/37).	195,072	195,072
Morgan Stanley 5.51%, due 2/4/08, maturity value $143,531 (collateralized by non-U.S. Government debt securities, value $161,937, 0.00% to 10.00%, 3/1/07 to 2/28/37).[g]	136,550	136,550
Wachovia Capital 5.38%, due 3/1/07, maturity value $429,221 (collateralized by non-U.S. Government debt securities, value $450,971, 0.00% to 8.32%, 2/15/08 to 3/15/49).	429,157	429,157

		3,710,470

TIME DEPOSITS[c] – 0.12%
Bank of Nova Scotia
5.30%, 03/02/07	81,805	81,805
Chase Bank USA N.A.
5.38%, 03/01/07	292,607	292,607

Security	Principal	Value
Citibank N.A. 5.47%, 03/01/07	$292,607	$292,607
Deutsche Bank AG 5.38%, 03/01/07	458,167	458,167

		1,125,186

VARIABLE & FLOATING RATE NOTES[c] – 1.54%
Allstate Life Global Funding II 5.30% - 5.40%, 02/15/08 - 03/07/08[d]	499,383	499,427
American Express Centurion Bank 5.41%, 07/19/07	214,579	214,675
American Express Credit Corp. 5.42%, 03/05/08	58,521	58,550
AmeriCredit Automobile Receivables Trust 5.35%, 03/06/07	8,890	8,890
Arkle Master Issuer PLC Series 2006-1A Class 1A 5.30%, 11/19/07[d]	146,304	146,304
ASIF Global Financing 5.40%, 05/03/07[d]	19,507	19,509
Australia & New Zealand Banking Group Ltd. 5.32%, 02/22/08[d]	126,797	126,797
Bank of Ireland 5.30% - 5.32%, 08/14/07 - 02/20/08[d]	282,854	282,862
Beta Finance Inc. 5.29% - 5.41%, 04/25/07 - 07/25/07[d]	497,432	497,442
BMW US Capital LLC 5.32%, 01/15/08[d]	195,072	195,072
BNP Paribas 5.33%, 11/19/07[d]	360,882	360,882
Brigantine High Grade Funding Ltd. 5.40%, 09/05/07[d]	187,269	187,251
Carlyle Loan Investment Ltd. 5.37%, 04/13/07 - 07/15/07[d]	142,402	142,402
CC USA Inc. 5.36%, 07/30/07[d]	97,536	97,541

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

February 28, 2007

Security	Principal	Value
Commodore CDO Ltd. 5.44%, 12/12/07[d]	$48,768	$48,768
Credit Agricole SA 5.33%, 11/23/07	195,072	195,072
Credit Suisse First Boston NY 5.36%, 04/24/07	97,536	97,536
Cullinan Finance Corp. 5.36%, 04/25/07[d]	48,768	48,768
DaimlerChrysler Auto Trust Series 2006-C Class A1 5.33%, 10/08/07[d]	14,964	14,964
DEPFA Bank PLC 5.40%, 12/14/07[d]	195,072	195,072
Dorada Finance Inc. 5.33% - 5.41%, 06/27/07 - 07/17/07[d]	224,332	224,336
Eli Lilly Services Inc. 5.31%, 03/01/07[d]	130,210	130,210
Fifth Third Bancorp 5.32%, 02/22/08[d]	390,143	390,143
Five Finance Inc. 5.31% - 5.37%, 06/29/07 - 07/13/07[d]	126,797	126,790
General Electric Capital Corp. 5.28% - 5.45%, 07/09/07 - 02/22/08[d]	204,825	204,845
Granite Master Issuer PLC 5.29%, 08/20/07[d]	682,750	682,750
Harrier Finance Funding LLC 5.29% - 5.36%, 07/25/07 - 08/15/07[d]	253,593	253,594
Hartford Life Global Funding Trust 5.36% - 5.40%, 07/13/07 - 03/14/08	292,607	292,627
HBOS Treasury Services PLC 5.46%, 01/24/08[d]	195,072	195,072
Holmes Financing PLC 5.29%, 07/16/07[d]	341,375	341,375
JP Morgan Securities Inc. 5.40%, 11/16/07	390,143	390,143

Security	Principal	Value
JPMorgan Chase & Co. 5.29% - 5.45%, 07/27/07 - 02/29/08[g]	$536,447	$536,447
K2 USA LLC 5.20% - 5.33%, 04/02/07 - 06/28/07[d]	146,304	146,301
Kestrel Funding LLC 5.30%, 07/11/07[d]	78,029	78,026
Kommunalkredit Austria AG 5.32%, 02/08/08[d]	117,043	117,043
Leafs LLC 5.32%, 01/22/08[d]	188,999	188,999
Links Finance LLC 5.28% - 5.35%, 05/10/07 - 05/16/07[d]	214,579	214,574
Lothian Mortgages Master Issuer PLC 5.29%, 04/24/07[d]	68,773	68,773
Marshall & Ilsley Bank 5.32%, 02/15/08	107,289	107,289
Master Funding LLC 5.35%, 04/25/07 - 05/25/07[d]	353,027	353,026
Merrill Lynch & Co. Inc. 5.46%, 05/30/07[g]	214,579	214,579
Metropolitan Life Global Funding I 5.33%, 03/06/08[d]	292,607	292,607
Metropolitan Life Insurance Funding Agreement 5.44%, 08/01/07[d,g]	19,507	19,507
Mound Financing PLC 5.29%, 05/08/07[d]	183,367	183,367
Natexis Banques Populaires 5.33% - 5.35%, 06/20/07 - 02/08/08[d]	312,114	312,111
National City Bank of Indiana 5.34%, 05/21/07	97,536	97,538
Nationwide Building Society 5.37% - 5.48%, 07/20/07 - 01/28/08[d]	643,736	643,809
Newcastle Ltd. 5.34%, 04/24/07 - 01/24/08[d]	195,559	195,534

20	2007 iSHARES SEMI-ANNUAL TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

February 28, 2007

Security	Principal	Value
Northern Rock PLC
5.38%, 02/01/08[d]	$234,086	$234,090
Northlake CDO I
5.42%, 09/06/07[d]	58,521	58,521
Pricoa Global Funding I
5.31%, 02/27/08[d]	263,347	263,347
Sedna Finance Inc.
5.32% - 5.34%,
05/25/07 - 08/21/07[d]	282,854	282,852
Skandinaviska Enskilda Banken
5.32%, 02/15/08[d]	195,072	195,072
Strips III LLC
5.37%, 07/24/07[d]	39,694	39,694
SunTrust Bank
5.29%, 05/01/07	195,072	195,073
Tango Finance Corp.
5.27% - 5.34%,
04/25/07 - 07/16/07[d]	475,975	475,959
Union Hamilton Special Funding LLC
5.36% - 5.37%,
03/28/07 - 06/21/07[d]	321,868	321,869
Wachovia Asset Securitization Inc.
5.31%, 03/25/07[d]	220,201	220,201
Wachovia Bank N.A.
5.36%, 05/22/07	390,143	390,143
Wal-Mart Stores Inc.
5.50%, 07/16/07[d]	146,304	146,341
Wells Fargo & Co.
5.33%, 11/15/07[d]	97,536	97,541
WhistleJacket Capital Ltd.
5.28% - 5.35%,
04/18/07 - 06/13/07[d]	146,304	146,305
White Pine Finance LLC
5.28% - 5.32%,
05/22/07 - 08/20/07[d]	585,215	585,163
Wind MasterTrust
5.31%, 07/25/07[d]	78,029	78,029

		14,169,399

TOTAL SHORT-TERM INVESTMENTS (Cost: $27,389,736)		27,389,736

Value
TOTAL INVESTMENTS IN SECURITIES – 102.25% (Cost: $800,639,713)	$942,346,462
Other Assets, Less Liabilities – (2.25)%	(20,752,130)

NET ASSETS – 100.00%	$921,594,332

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[d]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® MSCI BRAZIL INDEX FUND

February 28, 2007

Security	Shares	Value
COMMON STOCKS – 39.43%

AEROSPACE & DEFENSE – 1.87%
Empresa Brasileira de Aeronautica SA	4,795,600	$53,942,029

		53,942,029

AGRICULTURE – 0.71%
Souza Cruz SA	1,135,800	20,597,409

		20,597,409

BANKS – 4.65%
Banco Nossa Caixa SA	567,200	10,673,406
Unibanco Uniao de Bancos Brasileiros SA	14,513,020	123,733,237

		134,406,643

CHEMICALS – 0.40%
Braskem SA Class A	1,766,836	11,468,205

		11,468,205

COMMERCIAL SERVICES – 0.84%
Companhia de Concessoes Rodoviarias	1,893,000	24,342,393

		24,342,393

COSMETICS & PERSONAL CARE – 0.74%
Natura Cosmeticos SA	1,688,600	21,419,688

		21,419,688

ELECTRIC – 1.79%
Centrais Eletricas Brasileiras SA	1,388,200,000	29,424,870
EDP - Energias do Brasil SA	707,300	11,127,565
Tractebel Energia SA	1,388,200	11,279,534

		51,831,969

FOOD – 0.85%
Cosan SA Industria e Comercio[a]	757,190	13,988,220
Perdigao SA	883,400	10,652,398

		24,640,618

HEALTH CARE - SERVICES – 0.40%
Diagnosticos da America SAa	525,100	11,402,313

		11,402,313

INTERNET – 0.55%
Submarino SA	484,530	15,953,202

		15,953,202

Security	Shares	Value

IRON & STEEL – 2.22%
Companhia Siderurgica Nacional SA	1,556,184	$54,316,173
Gerdau SA	693,100	9,944,336

		64,260,509

MINING – 9.01%
Companhia Vale do Rio Doce ADR	7,628,784	260,294,110

		260,294,110

OIL & GAS – 9.98%
Petroleo Brasileiro SA	12,792,300	288,323,860

		288,323,860

REAL ESTATE – 0.97%
Cyrela Brazil Realty SA	2,019,200	18,736,806
Gafisa SA	631,000	9,178,182

		27,914,988

RETAIL – 0.64%
Lojas Renner SA	1,317,100	18,543,626

		18,543,626

TELECOMMUNICATIONS – 1.18%
Brasil Telecom Participacoes SA	794,200,000	13,605,774
Tele Norte Leste Participacoes SA	793,538	20,371,088

		33,976,862

TRANSPORTATION – 1.75%
All America Latina
Logistica SA	4,417,000	50,661,305

		50,661,305

WATER – 0.88%
Companhia de Saneamento
Basico do Estado de Sao Paulo	189,300,000	25,279,531

		25,279,531

TOTAL COMMON STOCKS (Cost: $752,799,859)		1,139,259,260

22	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL INDEX FUND

February 28, 2007

Security	Shares	Value

PREFERRED STOCKS – 60.00%

AIRLINES – 1.30%
Gol Linhas Aereas Inteligentes SA	594,100	$16,986,279
Tam SAa	705,300	20,697,216

		37,683,495

BANKS – 11.59%
Banco Bradesco SA	5,388,600	198,233,471
Banco Itau Holding Financeira SA	3,988,370	136,746,798

		334,980,269

BEVERAGES – 4.24%
Companhia de Bebidasdas Americas	252,400,000	122,455,017

		122,455,017

BUILDING MATERIALS – 0.65%
Duratex SA	1,009,620	18,737,178

		18,737,178

ELECTRIC – 4.50%
Centrais Eletricas Brasileiras SA Class B	1,180,400,000	24,797,855
Companhia Energetica de Minas Gerais	1,189,500,000	56,583,896
Companhia Energetica de Sao Paulo Class Ba	1,766,800,000	20,847,074
Companhia Paranaense de Energia Class B	1,388,200,000	16,085,601
Eletropaulo Metropolitana Electricidade de Sao Paulo SA Class Ba	239,780,000	11,813,937

		130,128,363

FOOD – 1.12%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	454,320,000	13,449,839
Sadia SA	6,005,000	18,922,963

		32,372,802

Security	Shares	Value

FOREST PRODUCTS & PAPER – 2.57%
Aracruz Celulose SA Class B	6,233,200	$33,206,544
Klabin SA	7,748,000	18,722,204
Votorantim Celulose e Papel SA	1,226,900	22,243,703

		74,172,451

GAS – 0.22%
Companhia de Gas de Sao Paulo Class A	37,860,000	6,259,473

		6,259,473

IRON & STEEL – 4.29%
Gerdau SA	3,872,373	66,047,398
Usinas Siderurgicas de Minas Gerais SA Class A	1,388,200	57,810,062

		123,857,460

MACHINERY – 0.68%
Weg SA	2,650,200	19,598,747

		19,598,747

MEDIA – 0.53%
Net Servicos de Comunicacao SAa	1,216,568	15,472,132

		15,472,132

MINING – 11.09%
Companhia Vale do Rio Doce Class A	10,896,400	320,578,966

		320,578,966

OIL & GAS – 12.37%
Petroleo Brasileiro SA	17,702,700	357,556,183

		357,556,183

RETAIL – 0.71%
Lojas Americanas SA	365,400,000	20,395,619

		20,395,619

TELECOMMUNICATIONS – 3.92%
Brasil Telecom Participacoes SA	2,902,600,000	23,447,754
Tele Norte Leste Participacoes SA	3,097,539	40,269,466
Telemig Celular Participacoes SA	2,650,200,000	4,818,541

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL INDEX FUND

February 28, 2007

Security	Shares	Value
Telesp Celular Participacoes SAa	5,805,283	$21,602,325
TIM Participacoes SA	7,193,400,000	23,074,413

		113,212,499

TEXTILES – 0.22%
Companhia de Tecidos
Norte de Minas	50,480,400	6,407,658

		6,407,658

TOTAL PREFERRED STOCKS (Cost: $1,201,232,787)		1,733,868,312

SHORT-TERM INVESTMENTS – 0.17%

MONEY MARKET FUNDS – 0.17%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%[b,c]	4,775,657	4,775,657

		4,775,657

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,775,657)		4,775,657

TOTAL INVESTMENTS IN SECURITIES – 99.60% (Cost: $1,958,808,303)		2,877,903,229
Other Assets, Less Liabilities – 0.40%		11,629,849

NET ASSETS – 100.00%		$2,889,533,078

ADR – American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

24	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI CANADA INDEX FUND

February 28, 2007

Security	Shares	Value

COMMON STOCKS – 99.79%

AEROSPACE & DEFENSE – 0.28%
CAE Inc.	276,604	$2,870,897

		2,870,897

AIRLINES – 0.27%
ACE Aviation Holdings Inc. Class Aa	90,830	2,804,184

		2,804,184

APPAREL – 0.33%
Gildan Activewear Inc.[a]	66,198	3,419,002

		3,419,002

AUTO PARTS & EQUIPMENT – 0.84%
Magna International Inc. Class A	119,508	8,747,918

		8,747,918

BANKS – 17.93%
Bank of Montreal	551,124	33,258,739
Bank of Nova Scotia	1,088,980	47,235,105
Canadian Imperial
Bank of Commerce	369,941	31,758,357
National Bank of Canada	178,302	9,929,743
Royal Bank of Canada	1,410,100	65,048,236

		187,230,180

BEVERAGES – 0.11%
Cott Corp.[a]	78,937	1,102,715

		1,102,715

CHEMICALS – 2.82%
Agrium Inc.	145,792	5,581,513
Methanex Corp.	117,501	2,956,189
NOVA Chemicals Corp.	90,844	2,858,849
Potash Corp. of Saskatchewan Inc.	114,634	18,001,414

		29,397,965

COAL – 0.39%
Fording Canadian Coal Trust	162,217	4,074,275

		4,074,275

COMMERCIAL SERVICES – 0.29%
QuebecorWorld Inc.	93,081	1,230,443
Ritchie Bros. Auctioneers Inc.	32,373	1,846,770

		3,077,213

Security	Shares	Value

COMPUTERS – 2.68%
CGI Group Inc.[a]	293,768	$2,475,313
Research In Motion Ltd.[a]	182,506	25,535,742

		28,011,055

DIVERSIFIED FINANCIAL SERVICES – 0.99%
CI Financial Income Fund	68,310	1,546,740
IGM Financial Inc.	131,156	5,665,474
TSX Group Inc.	75,276	3,136,099

		10,348,313

ELECTRIC – 0.69%
Fortis Inc.	117,946	2,645,499
TransAlta Corp.	220,953	4,556,431

		7,201,930

ELECTRONICS – 0.13%
Celestica Inc.[a]	222,419	1,394,209

		1,394,209

ENGINEERING & CONSTRUCTION – 0.49%
SNC-Lavalin Group Inc.	165,914	5,085,454

		5,085,454

FOOD – 0.96%
George Weston Ltd.	56,837	3,441,582
Loblaw Companies Ltd.	120,607	4,757,216
Saputo Inc.	51,293	1,837,283

		10,036,081

FOREST PRODUCTS & PAPER – 0.38%
Abitibi-Consolidated Inc.	435,817	1,200,536
Canfor Corp.[a]	87,543	859,341
Domtar Inc.[a]	232,215	1,932,897

		3,992,774

HAND & MACHINE TOOLS – 0.43%
Finning International Inc.	100,017	4,448,328

		4,448,328

HEALTH CARE – SERVICES – 0.27%
MDS Inc.	154,037	2,863,849

		2,863,849

HOLDING COMPANIES - DIVERSIFIED – 2.26%
Brookfield Asset Management Inc.
Class A	383,664	20,528,830
Onex Corp.	120,623	3,069,712

		23,598,542

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA INDEX FUND

February 28, 2007

Security	Shares	Value

INSURANCE – 11.34%
Fairfax Financial Holdings Ltd.	18,782	$3,615,601
Great-West Lifeco Inc.	294,150	9,081,259
Manulife Financial Corp.	1,701,913	56,926,381
Power Corp. of Canada	376,613	12,414,048
Power Financial Corp.	271,470	9,279,363
Sun Life Financial Inc.	630,257	27,117,364

		118,434,016

IRON & STEEL – 0.69%
Algoma Steel Inc.[a]	34,977	1,501,933
IPSCO Inc.	52,026	5,648,296

		7,150,229

LODGING – 0.23%
Four Seasons Hotels Inc.	29,130	2,347,939

		2,347,939

MANUFACTURING – 0.58%
Bombardier Inc. Class Ba	1,555,497	6,049,266

		6,049,266

MEDIA – 3.59%
Astral Media Inc. Class A	55,246	1,931,761
Rogers Communications Inc. Class B	488,433	15,904,117
Shaw Communications Inc. Class B	190,598	6,531,259
Thomson Corp.	246,783	9,923,516
Yellow Pages Income Fund	276,578	3,179,627

		37,470,280

MINING – 13.76%
Aber Diamond Corp.	65,161	2,322,911
Agnico-Eagle Mines Ltd.	131,428	5,160,501
Alcan Inc.	413,161	21,430,602
Barrick Gold Corp.	949,368	28,273,362
Bema Gold Corp.[a]	537,598	3,356,119
Cameco Corp.	387,364	14,288,084
Eldorado Gold Corp.[a]	378,280	2,251,840
First Quantum Minerals Ltd.	74,026	4,289,853
Goldcorp Inc.	771,962	20,659,390
Ivanhoe Mines Ltd.[a]	272,428	2,753,206
Kinross Gold Corp.[a]	398,846	5,592,110
Lundin Mining Corp.[a]	266,104	2,891,275

Security	Shares	Value
Meridian Gold Inc.[a]	110,673	$3,027,922
Novelis Inc.	81,440	3,542,228
Pan American Silver Corp.[a]	82,031	2,456,977
Teck Cominco Ltd. Class B	232,490	16,353,908
Yamana Gold Inc.	339,407	5,004,773

		143,655,061

OIL & GAS – 23.68%
ARC Energy Trust	106,118	1,945,791
Canadian Natural Resources Ltd.	593,191	29,711,405
Canadian Oil Sands Trust	255,409	5,946,583
Canetic Resources Trust	247,434	3,156,891
Duvernay Oil Corp.[a]	45,621	1,248,542
EnCana Corp.	885,542	42,934,683
Enerplus Resources Fund	134,763	5,810,940
Ensign Resource Service Group	142,156	2,290,160
First Calgary Petroleums Ltd.[a]	257,286	1,360,431
Harvest Energy Trust	134,179	3,145,777
Husky Energy Inc.	140,598	9,101,009
Imperial Oil Ltd.	370,269	13,183,856
Nexen Inc.	288,559	16,500,687
Niko Resources Ltd.	39,355	2,809,273
OPTI Canada Inc.[a]	189,922	3,181,159
Penn West Energy Trust	259,439	7,772,881
Petro-Canada	548,113	20,217,379
Precision Drilling Trust	67,682	1,583,316
PrimeWest Energy Trust	91,226	1,781,651
Provident Energy Trust	229,634	2,496,980
Shell Canada Ltd.	227,131	8,643,201
Suncor Energy Inc.	506,902	35,855,573
Talisman Energy Inc.	1,199,943	20,641,210
UTS Energy Corp.[a]	460,743	1,559,976
Western Oil Sands Inc. Class Aa	159,547	4,347,385

		247,226,739

OIL & GAS SERVICES – 0.24%
Trican Well Service Ltd.	127,821	2,539,959

		2,539,959

PHARMACEUTICALS – 0.43%
Angiotech Pharmaceuticals Inc.[a]	94,503	624,620
Biovail Corp.	155,437	3,212,007
QLT Inc.[a]	82,660	691,565

		4,528,192

26	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA INDEX FUND

February 28, 2007

Security	Shares	Value

PIPELINES – 2.79%
Enbridge Inc.	381,265	$12,066,645
TransCanada Corp.	537,509	17,098,704

		29,165,349

REAL ESTATE – 0.86%
Brookfield Properties Corp.	158,312	7,090,995
MI Developments Inc. Class A	51,402	1,885,025

		8,976,020

RETAIL – 2.13%
Alimentation Couche Tard Inc. Class B	149,200	3,149,290
Canadian Tire Corp. Ltd. Class A	86,100	5,261,238
Jean Coutu Group Inc. Class A	158,833	2,006,155
RONA Inc.[a]	126,463	2,529,152
Shoppers Drug Mart Corp.	213,830	9,311,466

		22,257,301

SOFTWARE – 0.47%
Cognos Inc.[a]	98,929	3,736,783
Open Text Corp.[a]	52,524	1,148,088

		4,884,871

TELECOMMUNICATIONS – 3.21%
BCE Inc.	294,996	7,723,660
Nortel Networks Corp.[a]	477,521	14,278,185
TELUS Corp.	64,884	3,118,173
TELUS Corp. NVS	178,404	8,410,876

		33,530,894

TRANSPORTATION – 3.25%
Canadian National Railway Co.	569,169	24,804,517
Canadian Pacific Railway Ltd.	171,661	9,142,663

		33,947,180

TOTAL COMMON STOCKS
(Cost: $890,175,456)		1,041,868,180

Security	Shares	Value

SHORT-TERM INVESTMENTS – 0.03%

MONEY MARKET FUNDS – 0.03%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[b,c]	300,977	$300,977

		300,977

TOTAL SHORT-TERM INVESTMENTS
(Cost: $300,977)		300,977

TOTAL INVESTMENTS IN SECURITIES – 99.82%
(Cost: $890,476,433)		1,042,169,157

Other Assets, Less Liabilities – 0.18%		1,887,693

NET ASSETS – 100.00%		$1,044,056,850

NVS – Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2007

Security	Shares	Value

COMMON STOCKS – 97.79%

ARGENTINA – 0.91%
BBVA Banco Frances SA ADR	914,298	$10,688,144
Petrobras Energia
Participaciones SA ADR[a]	1,720,261	18,200,361
Tenaris SA ADR	2,201,996	99,992,638

		128,881,143

BRAZIL – 8.69%
Aracruz Celulose SA ADR	560,444	30,073,425
Banco Bradesco SA ADR	4,834,569	177,863,793
Banco Itau Holding Financiera SA ADR	5,506,569	188,379,725
Brasil Telecom Participacoes SA ADR	674,519	27,318,019
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	821,337	24,599,043
Companhia de Bebidas das Americas ADR	1,044,028	50,499,634
Companhia Energetica de Minas Gerais ADR	139,260	6,705,369
Companhia Vale do Rio Doce ADR	4,893,568	166,968,540
Companhia Vale do Rio Doce Sponsored ADR	6,658,460	196,757,493
Empresa Brasileira de Aeronautica SA ADR	1,152,904	52,284,196
Gerdau SA Sponsored ADR	1,835,700	31,482,255
Net Servicos de Comunicacao SA ADR	600,084	8,221,151
Petroleo Brasileiro SA ADR	1,909,988	172,662,915
Tele Norte Leste Participacoes SA ADR	1,779,152	23,075,601
Unibanco-Uniao de Bancos Brasileiros SA GDR	651,568	55,696,033
Votorantim Celulose e Papel ADR[b]	778,168	13,952,552

		1,226,539,744

CHILE – 2.04%
Banco Santander Chile SA ADR	1,672,037	79,588,961

Security	Shares	Value
Compania de
Telecomunicaciones de
Chile SA ADR	2,019,316	$17,164,186
Enersis SA ADR	4,917,780	76,963,257
LAN Airlines SA
Sponsored ADR	453,339	30,908,653
Sociedad Quimica y Minera de Chile SA ADR[c]	613,044	83,668,245

		288,293,302

CHINA – 7.04%
Angang New Steel Co.
Ltd. Class Hb	11,816,000	18,603,587
Bank of China Ltd. Class Ha,b	143,480,000	68,688,505
Bank of Communications Co.
Ltd. Class Hb	39,774,000	40,067,762
Beijing Capital International
Airport Co. Ltd. Class Hb	13,508,000	12,449,291
China Construction
Bank Class Hb	169,644,000	95,545,947
China Eastern Airlines Corp.
Ltd. Class Ha,b	59,080,000	17,696,094
China Life Insurance Co.
Ltd. Class H	43,888,000	117,693,074
China Petroleum & Chemical
Corp. Class H	109,804,000	87,845,449
China Shipping Development
Co. Ltd. Class H	15,210,000	21,065,781
Cofco International Ltd.[b]	5,070,000	4,231,328
COSCO Pacific Ltd.	6,752,000	18,063,413
Datang International Power
Generation Co.
Ltd. Class Hb	6,760,000	6,835,887
Guangshen Railway
Co. Ltd. Class Hb	54,086,363	33,993,068
Huadian Power International
Corp. Ltd.[b]	28,730,000	10,076,444
Huaneng Power International
Inc. Class Hb	20,256,000	17,501,632
Hunan Non-Ferrous Metal
Corp. Ltd. Class Ha	23,660,000	15,899,927
Industrial & Commercial
Bank of China Class Ha	176,396,000	97,316,636

28	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2007

Security	Shares	Value
Jiangsu Expressway Co.
Ltd. Class Hb	5,070,000	$3,777,044
Jiangxi Copper Co. Ltd.[b]	16,898,000	19,293,954
Maanshan Iron & Steel Co.
Ltd. Class Hb	18,568,000	11,978,895
PetroChina Co. Ltd. Class H	114,798,000	133,867,079
Ping An Insurance (Group) Co. of China Ltd. Class H	9,287,500	42,144,039
Shanghai Forte Land Co.
Class H	5,064,000	2,119,642
Sinopec Shanghai
Petrochemical Co. Ltd.
Class H	20,280,000	10,279,789
Sinotrans Ltd.	20,256,000	7,830,360
Travelsky Technology Ltd.
Class H	1,690,000	3,093,455
Tsingtao Brewery Co. Ltd.
Class Hb	3,380,000	5,762,912
Weichai Power Co. Ltd.
Class Hb	3,377,000	14,524,173
XinAo Gas Holdings Ltd.[b]	3,388,000	3,304,604
Yanzhou Coal Mining Co. Ltd. Class Hb	20,256,800	18,617,286
Zhejiang Expressway Co. Ltd. Class H	20,280,000	15,212,011
Zijin Mining Group Co. Ltd.
Class H	27,008,000	18,253,554

		993,632,622

CZECH REPUBLIC – 1.83%
CEZ AS	4,293,817	172,320,655
Komercni Banka AS	239,343	39,126,809
Philip Morris CR AS	10,131	5,272,273
Unipetrol ASa	3,585,500	37,046,908
Zentiva NV	86,835	4,886,152

		258,652,797

EGYPT – 0.70%
Orascom Construction
Industries Co. GDR	469,063	45,030,048
Orascom Telecom Holding
SAE GDR	756,242	53,390,685

		98,420,733

Security	Shares	Value

HONG KONG – 4.99%
Air China Ltd.[b]	25,320,000	$18,960,102
AMP Ltd.	2,322,607	18,868,312
Beijing Enterprises
Holdings Ltd.[b]	3,380,000	8,220,371
Brilliance China Automotive
Holdings Ltd.[a,b]	21,798,000	5,357,214
Chaoda Modern Agriculture
(Holdings) Ltd.	1,688,000	1,222,953
China Agri-Industries Ltd.[d]	5,274,000	2,356,062
China Everbright
Pacific Ltd.[a,b]	18,796,000	17,346,897
China Mengniu Dairy Co. Ltd.[b]	3,376,000	9,269,383
China Merchants Holdings
International Co. Ltd.	6,752,000	26,317,269
China Mobile Ltd.	29,118,000	270,594,678
China Overseas Land &
Investment Ltd.[b]	27,008,000	27,242,046
China Resources
Enterprises Ltd.	11,830,000	34,904,125
China Resources Land Ltd.[b]	27,040,000	27,689,669
China Resources Power
Holdings Co. Ltd.	5,064,000	7,130,295
China Travel International
Investment Hong Kong Ltd.[b]	59,366,951	26,065,133
Citic Pacific Ltd.	9,295,000	31,231,999
CNOOC Ltd.	101,280,000	81,674,282
Denway Motors Ltd.[b]	32,072,000	12,726,495
GOME Electrical Appliances
Holdings Ltd.[b]	7,495,000	8,317,864
Guangdong Investment Ltd.	11,820,110	6,203,353
Guangzhou Investment
Co. Ltd.	28,696,000	6,538,264
Lenovo Group Ltd.[b]	35,448,000	13,612,381
Li Ning Co. Ltd.[b]	3,376,000	6,352,444
Nine Dragons Paper
Holdings Ltd.[b]	9,284,000	19,251,795
Shanghai Industrial
Holdings Ltd.	3,380,000	7,917,515
Shenzhen Investment Ltd.	27,030,000	12,109,750
Sinofert Holdings Ltd.[b]	28,502,000	15,104,167

		703,716,506

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2007

Security	Shares	Value

HUNGARY – 1.81%
Gedeon Richter Rtb	403,528	$78,379,059
MagyarTelekom
Telecommunications PLC	2,805,594	13,703,504
MOL Magyar Olaj-es
Gazipari Rtb	546,068	58,562,157
OTP Bank Ltd.[b]	2,470,388	105,435,650

		256,080,370

INDIA – 5.97%
HDFC Bank Ltd. ADR	2,139,540	142,001,270
ICICI Bank Ltd. ADR	3,426,640	131,343,111
Infosys Technologies Ltd. ADR	3,398,334	184,393,603
Mahanagar Telephone
Nigam Ltd. ADR	5,057,423	30,243,390
Reliance Industries Ltd. GDR[e]	1,516,917	93,745,471
Satyam Computer Services
Ltd. ADR	4,952,648	106,779,091
Videsh Sanchar Nigam
Ltd. ADR[b]	4,634,404	78,136,051
Wipro Ltd. ADR[b]	4,806,096	76,128,561

		842,770,548

INDONESIA – 2.18%
PT Aneka Tambang Tbk	45,576,000	45,418,781
PT Astra Agro Lestari Tbk	2,110,000	2,899,907
PT Astra International Inc. Tbk	13,089,000	20,139,128
PT Bank Central Asia Tbk	38,015,000	20,503,080
PT Bank Danamon
Indonesia Tbk	13,092,987	8,244,502
PT Bank Internasional
Indonesia Tbk	118,582,000	2,532,277
PT Bank Mandiri Tbk	28,274,000	7,198,932
PT Bank Pan Indonesia Tbk[a]	213,606,522	13,333,595
PT Bank Rakyat Indonesia Tbk	34,089,061	17,732,359
PT Berlian Laju Tanker Tbk	22,392,500	4,291,395
PT Bumi Resources Tbk	124,701,000	16,523,923
PT Indosat Tbk	1,266,000	817,982
PT Kalbe Farma Tbk[a]	246,164,656	32,888,450
PT Perusahaan Gas
Negara Tbk	16,036,000	15,717,265
PT Ramayana Lestari
Sentosa Tbk	84,509,870	7,126,168

Security	Shares	Value
PT Semen
Gresik (Persero) Tbk	438,000	$1,851,481
PTTelekomunikasi
Indonesia Tbk	79,336,000	77,324,690
PT United Tractors Tbk	16,521,771	12,574,748

		307,118,663

ISRAEL – 3.46%
Africa Israel Investments Ltd.	76,895	6,810,387
AudioCodes Ltd.[a]	33,300	324,675
Bank Hapoalim Ltd.	9,803,227	45,342,250
Bank Leumi Le-Israel	12,834,863	46,030,154
Check Point Software
Technologies Ltd.[a]	1,366,436	30,854,125
Clal Industries and
Investments Ltd.	459,980	2,657,759
Clal Insurance Co. Ltd.	83,556	2,118,628
Discount Investment
Corp. Ltd.	70,980	2,153,307
ECI Telecom Ltd.[a]	414,404	3,323,520
Elbit Systems Ltd.	646,504	22,143,069
Elite Industries Ltd.	189,900	2,099,890
Israel Chemicals Ltd.	6,903,076	42,407,417
Israel Corp. Ltd. (The)	9,284	4,884,229
Israel Discount Bank Class Aa	14,491,096	32,941,808
Koor Industries Ltd.[a]	273,513	14,869,350
Makhteshim-Agan
Industries Ltd.	2,967,628	17,759,311
Mizrahi Tefahot Bank Ltd.	4,618,540	32,897,238
NICE Systems Ltd.[a]	169,000	5,792,339
Orbotech Ltd.[a]	570,456	12,749,692
Super-Sol Ltd.[a]	1,658,603	6,440,069
Syneron Medical Ltd.[a]	168,800	4,508,648
Teva Pharmaceutical
Industries Ltd.	4,165,984	148,912,189

		488,020,054

MEXICO – 7.21%
Alfa SAB de CV Class Ab	3,629,200	22,977,563
America Movil SAB de CV
Series Lb	90,308,000	197,735,846
Carso Infraestructura y
Construccion SA de CVa,b	2,849,700	2,524,954

30	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2007

Security	Shares	Value
Cemex SA de CV Series CPO[a,b]	39,414,800	$134,537,169
Consorcio Ara SA de CVb	5,915,000	37,280,080
Controladora Comercial Mexicana SA de CVb	9,452,800	24,102,015
Corporacion GEO SAB de CV Series Ba,b	5,645,700	30,545,048
Desarrolladora Homex SAB de CVa,b	1,089,900	9,905,963
Empresas ICA SAB de CVa,b	5,196,100	18,560,160
Fomento Economico Mexicano SAB[b]	5,154,500	57,086,480
Grupo Carso SA de CV Series A1[b]	761,241	2,568,387
Grupo Financiero Banorte SAB de CV Series Ob	10,144,456	39,634,449
Grupo Mexico SA de CV Series Bb	11,186,700	48,837,833
Grupo Modelo SA de CV Series Cb	11,083,698	57,037,056
Grupo Televisa SA Series CPO[b]	17,470,800	95,633,926
Industrias Penoles SA de CV Series CPb	761,488	7,405,440
Kimberly-Clark de Mexico SA de CV Class Ab	6,245,600	26,197,723
Telefonos de Mexico SA de CV Series Lb	47,524,900	69,103,129
TV Azteca SA de CV Series CPO[b]	10,550,000	8,449,830
Urbi Desarrollos Urbanos SA de CVa,b	3,436,300	13,441,037
Wal-Mart de Mexico SA de CV Series Vb	29,711,800	114,886,336

		1,018,450,424

PERU – 0.29%
Compania de Minas Buenaventura SA ADR	1,493,882	41,410,409

		41,410,409

PHILIPPINE ISLANDS – 1.58%
Ayala Corp.	2,557,320	29,508,045
Ayala Land Inc. Class B	31,228,000	9,812,538

Security	Shares	Value
Bank of the Philippine Islands	20,053,800	$25,618,619
Filinvest Land Inc.[a]	329,224,375	11,396,424
Globe Telecom Inc.	388,240	10,359,466
Jollibee Foods Corp.	32,494,000	33,476,536
Manila Electric Co. Class B	9,368,400	13,801,898
Megaworld Corp.[d]	237,841,040	14,946,999
Metropolitan Bank& Trust Co.	40	51
Petron Corp.	169,644,000	15,380,078
Philippine Long Distance Telephone Co.	540,160	25,821,279
SM Investments Corp.	1,612,040	11,708,527
SM Prime Holdings Inc.	94,528,000	21,424,983

		223,255,443

RUSSIA – 9.15%
JSC MMC Norilsk Nickel ADR	512,427	90,955,792
LUKOIL ADR	3,527,076	279,697,127
Mobile TeleSystems Sponsored ADR	759,600	38,967,480
OAO Gazprom ADR	14,201,083	578,268,100
OAO Tatneft ADR	208,957	17,970,302
Polyus Gold ADR[a]	478,782	24,561,517
RAO Unified Energy System of Russia GDR	200,028	23,743,324
Rostelecom ADR[b]	604,307	29,478,095
Sberbank GDR	78,820	34,254,585
Surgutneftegaz ADR[b]	1,796,933	106,378,434
Vimpel-Communications Sponsored ADR[a]	844,000	67,908,240

		1,292,182,996

SOUTH AFRICA – 10.34%
African Bank Investments Ltd.	8,215,591	31,175,713
Alexander Forbes Ltd.[a]	8,164,152	18,464,837
Anglo Platinum Ltd.	356,903	50,542,407
AngloGold Ashanti Ltd.	930,130	40,283,083
AVI Ltd.	3,403,408	9,358,635
Barloworld Ltd.	1,782,732	42,501,440
Bidvest Group Ltd.	2,105,974	40,826,356
Consol Ltd.	3,403,408	8,960,893
Edgars Consolidated Stores Ltd.	3,828,150	23,316,383
FirstRand Ltd.	22,306,088	73,450,952

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2007

Security	Shares	Value
Foschini Ltd.	4,871,828	$43,618,913
Gold Fields Ltd.	2,781,026	47,779,826
Impala Platinum Holdings Ltd.	3,194,088	90,465,418
Imperial Holdings Ltd.[a]	2,029,457	45,760,652
Investec Ltd.	3,701,085	43,507,454
JD Group Ltd.	2,400,424	29,966,934
Liberty Group Ltd.	625,406	6,878,924
Metropolitan Holdings Ltd.	7,477,163	15,626,040
Mittal Steel South Africa Ltd.	2,831,003	42,757,164
MTN Group Ltd.	8,808,032	106,568,795
Nampak Ltd.	5,844,973	18,684,177
Naspers Ltd.	2,907,958	68,567,885
Nedbank Group Ltd.	2,660,289	49,286,286
Network Healthcare Holdings Ltd.[a]	14,603,032	28,309,399
Pick’n Pay Stores Ltd.	3,868,910	17,479,326
Reunert Ltd.	1,339,428	14,087,999
Sanlam Ltd.	13,516,660	35,216,574
Sappi Ltd.	345,690	4,871,685
Sasol Ltd.	3,627,916	116,220,207
Shoprite Holdings Ltd.	9,836,821	36,516,322
SPAR Group Ltd. (The)	1,357,276	8,399,350
Standard Bank Group Ltd.	7,589,330	104,866,796
Steinhoff International Holdings Ltd.	1,418,764	5,081,435
Telkom South Africa Ltd.	1,022,235	22,909,038
Tiger Brands Ltd.	1,302,864	31,276,045
Tongaat-Hulett Group Ltd.	1,228,209	20,263,853
Truworths International Ltd.	7,542,831	35,259,959
Woolworths Holdings Ltd.	10,964,568	30,692,891

		1,459,800,046

SOUTH KOREA – 15.29%
Hyundai Heavy Industries Co. Ltd.	285,120	48,746,225
Kookmin Bank ADR[a]	4,663,100	416,601,354
Korea Electric Power Corp. ADR[a]	12,289,688	258,206,345
KT Corp. ADR[a]	5,971,300	134,234,824
LG.Philips LCD Co. Ltd. ADR[a,b]	5,291,880	85,516,781
POSCO ADR	5,175,408	479,760,322

Security	Shares	Value
Samsung Electronics Co. Ltd. GDR[e]	1,952,300	$586,178,075
Samsung Heavy Industries Co. Ltd.	1,080,000	26,492,514
SKTelecom Co. Ltd. ADR	5,411,884	123,390,955

		2,159,127,395

TAIWAN – 10.93%
AU Optronics Corp. ADR[b]	11,282,592	159,648,677
Chunghwa Telecom Co. Ltd. Sponsored ADR	14,277,948	275,421,617
Siliconware Precision Industries Co. ADR[c]	34,833,568	316,288,797
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	46,741,044	518,825,588
United Microelectronics Corp. ADR[b]	82,806,597	273,261,770

		1,543,446,449

THAILAND – 2.28%
Advanced Info Service PCL	6,472,400	14,203,057
Aromatics Thailand PCL	8,478,300	10,863,212
Bangkok Bank PCL	7,865,600	26,180,053
Bangkok Expressway PCL	15,628,400	10,817,891
Banpu PCL	2,511,000	13,830,839
Charoen Pokphand Foods PCL	28,000	3,827
Electricity Generating PCL	3,378,700	9,902,228
Kasikornbank PCL	12,016,400	23,360,306
Kiatnakin Bank PCL	6,273,100	5,497,046
Krung Thai Bank PCL	14,309,100	4,889,118
PTT Chemical PCL	5,131,968	11,790,678
PTT Exploration & Production PCL	13,444,400	38,808,577
PTT PCL	7,471,500	45,775,317
Ratchaburi Electricity Generating Holding PCL	27,707,600	36,113,735
Siam Cement PCL	2,511,000	17,602,887
Siam City Cement PCL	508,400	4,073,190
Siam Makro PCL	10,876,800	26,431,105
Thai Airways International PCL	2,353,600	2,929,001

32	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2007

Security	Shares	Value
Thai Union Frozen Products PCL	10,044,000	$6,804,477
Thanachart Capital PCL	15,118,900	5,388,474
Tisco Bank PCL	6,344,700	3,961,933
United Broadcasting Corp. PCL[a,d]	5,658,800	3,000,247

		322,227,198

TURKEY – 1.10%
Adana Cimento Sanayi TAS Class Ab	3,207,552	20,975,507
AkbankTAS [b]	3,290,756	21,635,938
Akcansa Cimento Sanayi ve Ticaret ASb	442,267	2,860,903
Arcelik ASb	793,071	5,354,421
Dogan Yayin Holding ASa,b	2,296,528	7,663,211
Eregli Demir ve Celik Fabrikalari TAS[b]	1,468,972	12,046,713
Hurriyet Gazetecilik ve Matbaacilik ASb	1,831,487	5,023,803
Tofas Turk Otomobil Fabrikasi ASb	5,980,077	22,195,408
Trakya Cam Sanayii ASb	141,872	411,223
Tupras-Turkiye Petrol Rafinerileri ASb	729,326	14,050,289
Turk Sise ve Cam Fabrikalari ASa,b	2,774,418	11,180,051
Turkiye Garanti Bankasi ASb	3,980,304	15,195,222
Yapi ve Kredi Bankasi ASa,b	7,510,168	16,246,811

		154,839,500

TOTAL COMMON STOCKS (Cost: $11,236,785,612)		13,806,866,342

PREFERRED STOCKS – 1.43%

BRAZIL – 1.43%
Petroleo Brasileiro SA ADR	2,483,208	202,580,109

		202,580,109

TOTAL PREFERRED STOCKS (Cost: $167,942,617)		202,580,109

Security	Shares or Principal	Value

EXCHANGE-TRADED FUNDS – 0.55%
iShares MSCI Malaysia Index Fund[b,c]	902,055	$9,083,694
iShares MSCI South Korea Index Fund[b,c]	562,297	27,546,930
iShares MSCI Taiwan Index Fund[b,c]	2,897,456	40,361,562

TOTAL EXCHANGE-TRADED FUNDS (Cost: $67,335,463)		76,992,186

SHORT-TERM INVESTMENTS – 7.21%

CERTIFICATES OF DEPOSIT[f] – 0.34%
Credit Suisse First Boston NY 5.28% - 5.43%, 04/23/07 - 08/21/07	$10,997,597	10,997,597
Deutsche Bank AG 5.35%, 08/08/07	18,329,327	18,329,327
Washington Mutual Bank 5.33%, 03/19/07	18,329,327	18,329,327

		47,656,251

COMMERCIAL PAPER[f] – 1.62%
Amstel Funding Corp. 5.22%, 04/16/07 - 04/17/07[e]	6,973,283	6,926,135
BNP Paribas Finance Inc. 5.12%, 06/06/07	2,566,106	2,530,740
Bryant Park Funding LLC 5.27%, 03/06/07[e]	1,806,832	1,805,509
Cantabric Finance LLC 5.25%, 03/06/07[e]	5,865,385	5,861,108
Cheyne Finance LLC 5.24%, 04/12/07 - 04/23/07[e]	5,498,798	5,459,312
Concord Minutemen Capital Co. LLC 5.29%, 03/19/07[e]	3,736,763	3,726,880
Crown Point Capital Co. LLC 5.20%, 07/18/07[e]	8,469,249	8,299,205
Edison Asset Securitization LLC 5.21%, 04/11/07[e]	3,038,489	3,020,460

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2007

Security	Principal	Value
Five Finance Inc. 5.22%, 04/20/07[e]	$3,372,596	$3,348,145
General Electric Capital Corp. 5.12% - 5.20%, 06/04/07 - 07/17/07[e]	12,830,529	12,610,161
Giro Funding Corp. 5.25%, 03/05/07 - 03/12/07[e]	12,024,039	12,009,541
Grampian Funding LLC 5.14% - 5.23%, 04/23/07 - 06/06/07[e]	14,296,875	14,119,309
Harrier Finance Funding LLC 5.12%, 06/06/07[e]	7,331,731	7,230,684
Irish Permanent Treasury PLC 5.18%, 07/10/07	3,665,865	3,596,766
KKR Pacific Funding Trust 5.29%, 03/13/07[e]	9,164,664	9,148,503
Lexington Parker Capital Co. LLC 5.18% - 5.20%, 05/17/07 - 07/25/07[e]	9,263,495	9,105,821
Liberty Street Funding Corp. 5.27%, 03/06/07[e]	879,808	879,164
Lockhart Funding LLC 5.25%, 05/04/07 - 05/14/07[e]	16,540,092	16,382,981
Nationwide Building Society 5.21%, 04/13/07[e]	6,965,144	6,921,800
Nestle Capital Corp. 5.19%, 08/09/07	4,399,039	4,296,933
Sedna Finance Inc. 5.22%, 04/17/07[e]	4,179,087	4,150,606
Simba Funding Corp. 5.20%, 07/23/07[e]	7,331,731	7,179,231
Societe Generale 5.18%, 05/16/07	18,329,327	18,128,886
Thames Asset Global Securitization No. 1 Inc. 5.25% - 5.28%, 03/02/07 - 03/12/07[e]	27,930,669	27,903,659

Security	Shares or Principal	Value
Thornburg Mortgage Capital Resources LLC 5.28%, 03/12/07[e]	$5,366,827	$5,358,169
Three Pillars Funding Corp. 5.26%, 03/01/07 - 03/12/07[e]	3,849,012	3,845,982
Tulip Funding Corp. 5.29%, 03/15/07[e]	14,074,064	14,045,110
Westpac Banking Corp. 5.20%, 07/12/07[e]	6,598,558	6,471,792
Zela Finance Inc. 5.20%, 07/16/07[e]	4,399,039	4,311,987

		228,674,579

MEDIUM-TERM NOTES – 0.15%
Bank of America N.A. 5.28%, 04/20/07	1,832,933	1,832,933
Cullinan Finance Corp. 5.71%, 06/28/07[e]	5,498,798	5,498,798
K2 USA LLC 5.39%, 06/04/07[e]	5,498,798	5,498,798
Sigma Finance Inc. 5.13% - 5.51%, 03/30/07 - 06/18/07[e]	8,578,125	8,578,125

		21,408,654

MONEY MARKET FUNDS – 0.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[c,g]	5,552,948	5,552,948

		5,552,948

REPURCHASE AGREEMENTS[f] – 0.99%
Banc of America Securities LLC 5.36%, due 3/1/07, maturity value $ 14,665,645 (collateralized by non-U.S. Government debt securities, value $ 15,115,292, 5.50% to 7.70%, 9/15/09 to 5/1/19).	$14,663,462	14,663,462

34	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2007

Security	Principal	Value
Bear Stearns Companies Inc. (The) 5.37%, due 3/1/07, maturity value $10,999,236 (collateralized by non-U.S. Government debt securities, value $12,106,908, 0.00% to 9.20%, 10/17/18 to 11/25/52).	$10,997,596	$10,997,596
BNP Securities Corp. 5.36%, due 3/1/07, maturity value $733,282 (collateralized by non-U.S. Government debt securities, value $770,440, 5.43%, 3/15/08).	733,173	733,173
Citigroup Global Markets Holdings Inc. 5.36%, due 3/1/07, maturity value $10,999,233 (collateralized by non-U.S. Government debt securities, value $11,850,231, 0.00% to 10.00%, 5/27/33 to 8/25/46).	10,997,596	10,997,596
Citigroup Global Markets Holdings Inc. 5.36%, due 3/1/07, maturity value $14,665,645 (collateralized by non-U.S. Government debt securities, value $15,408,792, 4.91% to 6.31%, 10/25/33 to 8/25/46).	14,663,462	14,663,462
Citigroup Global Markets Holdings Inc. 5.42%, due 3/1/07, maturity value $8,066,118 (collateralized by non-U.S. Government debt securities, value $8,690,991, 0.00% to 10.00%, 5/27/33 to 8/25/46).	8,064,904	8,064,904

Security	Principal	Value
Citigroup Global Markets Holdings Inc. 5.46%, due 3/1/07, maturity value $4,399,706 (collateralized by non-U.S. Government debt securities, value $4,900,706, 0.00% to 10.00%, 5/27/33 to 2/28/37).	$4,399,039	$4,399,039
Goldman Sachs Group Inc. (The) 5.36%, due 3/1/07, maturity value $2,720,990 (collateralized by non-U.S. Government debt securities, value $2,858,870, 4.52% to 6.89%, 1/15/09 to 10/25/36).	2,720,585	2,720,585
Greenwich Capital Markets Inc. 5.46%, due 3/1/07, maturity value $30,797,940 (collateralized by non-U.S. Government debt securities, value $33,952,582, 0.00% to 10.00%, 4/1/07 to 12/31/49).	30,793,270	30,793,270
HSBC Securities Inc. 5.36%, due 3/1/07, maturity value $3,666,411 (collateralized by non-U.S. Government debt securities, value $3,852,445, 3.72% to 5.99%, 12/15/36 to 6/1/46).	3,665,865	3,665,865

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2007

Security	Principal	Value
JP Morgan Securities Inc. 5.41%, due 3/1/07, maturity value $1,833,208 (collateralized by non-U.S. Government debt securities, value $1,926,329, 6.25% to 9.56%, 5/15/11 to 2/1/30).	$1,832,933	$1,832,933
Merrill Lynch & Co. Inc. 5.36%, due 3/1/07, maturity value $7,332,823 (collateralized by non-U.S. Government debt securities, value $7,704,434, 1.63% to 14.50%, 5/1/07 to 9/18/37).	7,331,731	7,331,731
Morgan Stanley 5.36%, due 3/1/07, maturity value $7,332,823 (collateralized by non-U.S. Government debt securities, value $7,706,093, 0.00% to 10.00%, 3/1/07 to 2/28/37).	7,331,731	7,331,731
Morgan Stanley 5.51%, due 2/4/08, maturity value $5,394,574 (collateralized by non-U.S. Government debt securities, value $6,086,369, 0.00% to 10.00%, 3/1/07 to 2/28/37).[h]	5,132,212	5,132,212
Wachovia Capital 5.38%, due 3/1/07, maturity value $16,132,219 (collateralized by non-U.S. Government debt securities, value $16,949,671, 0.00% to 8.32%, 2/15/08 to 3/15/49).	16,129,808	16,129,808

		139,457,367

Security	Principal	Value

TIME DEPOSITS[f] – 0.30%
Bank of Nova Scotia
5.30%, 03/02/07	$3,074,635	$3,074,635
Chase Bank USA N.A.
5.38%, 03/01/07	10,997,596	10,997,596
Citibank N.A.
5.47%, 03/01/07	10,997,596	10,997,596
Deutsche Bank AG
5.38%, 03/01/07	17,220,110	17,220,110

		42,289,937

VARIABLE & FLOATING RATE NOTES[f] – 3.77%
Allstate Life Global Funding II
5.30% - 5.40%, 02/15/08 - 03/07/08[e]	18,769,231	18,771,099
American Express Centurion Bank
5.41%, 07/19/07	8,064,904	8,068,537
American Express Credit Corp.
5.42%, 03/05/08	2,199,519	2,200,590
AmeriCredit Automobile Receivables Trust
5.35%, 03/06/07	334,142	334,142
Arkle Master Issuer PLC
Series 2006-1A Class 1A 5.30%, 11/19/07[e]	5,498,798	5,498,798
ASIF Global Financing
5.40%, 05/03/07[e]	733,173	733,240
Australia & New Zealand Banking Group Ltd.
5.32%, 02/22/08[e]	4,765,625	4,765,625
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 02/20/08[e]	10,631,010	10,631,315
Beta Finance Inc.
5.29% - 5.41%, 04/25/07 - 07/25/07[e]	18,695,914	18,696,255
BMW US Capital LLC
5.32%, 01/15/08[e]	7,331,731	7,331,731
BNP Paribas
5.33%, 11/19/07[e]	13,563,702	13,563,702

36	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2007

Security	Principal	Value
Brigantine High Grade Funding Ltd.
5.40%, 09/05/07[e]	$7,038,462	$7,037,803
Carlyle Loan Investment Ltd.
5.37%, 04/13/07 - 07/15/07[e]	5,352,164	5,352,163
CC USA Inc.
5.36%, 07/30/07[e]	3,665,865	3,666,067
Commodore CDO Ltd.
5.44%, 12/12/07[e]	1,832,933	1,832,933
Credit Agricole SA
5.33%, 11/23/07	7,331,731	7,331,731
Credit Suisse First Boston NY
5.36%, 04/24/07	3,665,865	3,665,890
Cullinan Finance Corp.
5.36%, 04/25/07[e]	1,832,933	1,832,933
DaimlerChrysler Auto Trust
Series 2006-C Class A1 5.33%, 10/08/07[e]	562,405	562,405
DEPFA Bank PLC
5.40%, 12/14/07[e]	7,331,731	7,331,731
Dorada Finance Inc.
5.33% - 5.41%, 06/27/07 - 07/17/07[e]	8,431,491	8,431,633
Eli Lilly Services Inc.
5.31%, 03/01/07[e]	4,893,930	4,893,930
Fifth Third Bancorp
5.32%, 02/22/08[e]	14,663,462	14,663,462
Five Finance Inc.
5.31% - 5.37%, 06/29/07 - 07/13/07[e]	4,765,625	4,765,385
General Electric Capital Corp.
5.28% - 5.45%, 07/09/07 - 02/22/08[e]	7,698,318	7,699,075
Granite Master Issuer PLC
5.29%, 08/20/07[e]	25,661,058	25,661,058
Harrier Finance Funding LLC
5.29% - 5.36%, 07/25/07 - 08/15/07[e]	9,531,250	9,531,302
Hartford Life Global Funding Trust
5.36% - 5.40%, 07/13/07 - 03/14/08	10,997,596	10,998,303

Security	Principal	Value
HBOS Treasury Services PLC
5.46%, 01/24/08[e]	$7,331,731	$7,331,731
Holmes Financing PLC
5.29%, 07/16/07[e]	12,830,529	12,830,529
JP Morgan Securities Inc.
5.40%, 11/16/07	14,663,462	14,663,462
JPMorgan Chase & Co.
5.29% - 5.45%, 07/27/07 - 02/29/08[h]	20,162,260	20,162,260
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[e]	5,498,798	5,498,703
Kestrel Funding LLC
5.30%, 07/11/07[e]	2,932,692	2,932,579
Kommunalkredit Austria AG
5.32%, 02/08/08[e]	4,399,039	4,399,039
Leafs LLC
5.32%, 01/22/08[e]	7,103,494	7,103,494
Links Finance LLC
5.28% - 5.35%, 05/10/07 - 05/16/07[e]	8,064,904	8,064,742
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[e]	2,584,814	2,584,814
Marshall & Ilsley Bank
5.32%, 02/15/08	4,032,452	4,032,452
Master Funding LLC
5.35%, 04/25/07 - 05/25/07[e]	13,268,453	13,268,454
Merrill Lynch & Co. Inc.
5.46%, 05/30/07[h]	8,064,904	8,064,904
Metropolitan Life Global Funding I
5.33%, 03/06/08[e]	10,997,596	10,997,596
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07[e,h]	733,173	733,173
Mound Financing PLC
5.29%, 05/08/07[e]	6,891,827	6,891,827
Natexis Banques Populaires
5.33% - 5.35%, 06/20/07 - 02/08/08[e]	11,730,770	11,730,636

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

February 28, 2007

Security	Principal	Value
National City Bank of Indiana
5.34%, 05/21/07	$3,665,865	$3,665,934
Nationwide Building Society
5.37% - 5.48%, 07/20/07 - 01/28/08[e]	24,194,712	24,197,436
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08[e]	7,350,060	7,349,087
Northern Rock PLC
5.38%, 02/01/08[e]	8,798,077	8,798,243
Northlake CDO I
5.42%, 09/06/07[e]	2,199,519	2,199,519
Pricoa Global Funding I
5.31%, 02/27/08[e]	9,897,837	9,897,837
Sedna Finance Inc.
5.32% - 5.34%, 05/25/07 - 08/21/07[e]	10,631,010	10,630,933
Skandinaviska Enskilda Banken
5.32%, 02/15/08[e]	7,331,731	7,331,731
Strips III LLC
5.37%, 07/24/07[e]	1,491,880	1,491,880
SunTrust Bank
5.29%, 05/01/07	7,331,731	7,331,795
Tango Finance Corp.
5.27% - 5.34%, 04/25/07 - 07/16/07[e]	17,889,424	17,888,833
Union Hamilton Special Funding LLC
5.36% - 5.37%, 03/28/07 - 06/21/07e	12,097,356	12,097,356
Wachovia Asset Securitization Inc.
5.31%, 03/25/07[e]	8,276,199	8,276,199
Wachovia Bank N.A.
5.36%, 05/22/07	14,663,462	14,663,462
Wal-Mart Stores Inc.
5.50%, 07/16/07[e]	5,498,798	5,500,190
Wells Fargo & Co.
5.33%, 11/15/07[e]	3,665,865	3,666,011

Security	Principal	Value
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[e]	$5,498,798	$5,498,820
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07[e]	21,995,193	21,993,221
Wind Master Trust
5.31%, 07/25/07[e]	2,932,692	2,932,692

		532,554,412

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,017,594,148)		1,017,594,148

TOTAL INVESTMENTS IN SECURITIES – 106.98% (Cost: $12,489,657,840)		15,104,032,785
Other Assets, Less Liabilities – (6.98)%		(985,666,697)

NET ASSETS – 100.00%		$14,118,366,088

ADR – American Depositary Receipts

GDR – Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
[e]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[f]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to financial statements.

38	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI HONG KONG INDEX FUND

February 28, 2007

Security	Shares	Value

COMMON STOCKS – 99.92%

AIRLINES – 1.05%
Cathay Pacific Airways Ltd.[a]	5,705,000	$14,225,439

		14,225,439

APPAREL – 1.02%
Yue Yuen Industrial Holdings Ltd.[a]	3,993,500	13,801,889

		13,801,889

BANKS – 13.08%
Bank of East Asia Ltd.	8,671,700	49,617,269
BOC Hong Kong Holdings Ltd.	22,249,500	53,827,368
Hang Seng Bank Ltd.[a]	4,593,700	62,564,121
Wing Hang Bank Ltd.	1,047,000	11,847,318

		177,856,076

CHEMICALS – 1.02%
Kingboard Chemical Holdings Co. Ltd.	3,288,500	13,806,792

		13,806,792

DISTRIBUTION & WHOLESALE – 7.96%
Esprit Holdings Ltd.	6,220,500	64,814,293
Li & Fung Ltd.	13,693,000	43,468,172

		108,282,465

DIVERSIFIED FINANCIAL SERVICES – 4.83%
Hong Kong Exchanges & Clearing Ltd.	6,372,000	65,617,987

		65,617,987

ELECTRIC – 8.94%
CLP Holdings Ltd.	10,839,700	79,435,355
Hongkong Electric Holdings Ltd.	8,329,500	42,168,340

		121,603,695

ELECTRICAL COMPONENTS & EQUIPMENT – 0.46%
Johnson Electric Holdings Ltd.[a]	8,557,500	6,243,712

		6,243,712

ENGINEERING & CONSTRUCTION – 3.19%
Cheung Kong Infrastructure Holdings Ltd.[a]	2,677,000	9,389,015
New World Development Co. Ltd.[a]	15,431,800	34,015,027

		43,404,042

Security	Shares	Value

GAS – 3.44%
Hong Kong & China Gas Co. Ltd. (The)[a]	21,415,663	$46,766,152

		46,766,152

HAND & MACHINE TOOLS – 0.63%
Techtronic Industries Co. Ltd.	6,275,500	8,595,145

		8,595,145

HOLDING COMPANIES - DIVERSIFIED – 16.11%
Hutchison Whampoa Ltd.	12,749,800	121,340,403
Melco International Development Ltd.[a]	4,397,000	8,498,739
Swire Pacific Ltd. Class A	5,587,000	63,219,641
Wharf Holdings Ltd. (The)	7,341,000	26,028,916

		219,087,699

LODGING – 1.45%
Shangri-La Asia Ltd.	7,598,000	19,694,520

		19,694,520

MEDIA – 0.78%
Television Broadcasts Ltd.	1,619,000	10,538,017

		10,538,017

REAL ESTATE – 25.56%
Cheung Kong (Holdings) Ltd.	8,987,000	110,147,492
Hang Lung Properties Ltd.	13,692,000	36,191,621
Henderson Land Development Co. Ltd.	5,252,000	29,781,703
Hopewell Holdings Ltd.	3,740,000	14,385,904
Hysan Development Co. Ltd.	3,788,000	10,424,843
Kerry Properties Ltd.[a]	2,852,500	14,167,019
Shui On Land Ltd.[b]	10,269,000	9,332,706
Shun Tak Holdings Ltd.[a]	5,533,000	8,201,444
Sino Land Co. Ltd.	7,756,000	17,830,570
Sun Hung Kai Properties Ltd.	8,198,000	97,014,336

		347,477,638

REAL ESTATE INVESTMENT TRUSTS – 2.16%
Link REIT (The)	12,551,000	29,335,952

		29,335,952

RETAIL – 0.31%
Giordano International Ltd.[a]	9,128,000	4,241,343

		4,241,343

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI HONG KONG INDEX FUND

February 28, 2007

Security	Shares or Principal	Value

SEMICONDUCTORS – 0.64%
ASM Pacific Technology Ltd.[a]	1,039,500	$6,067,509
Solomon Systech International Ltd.[a]	13,692,000	2,699,036

		8,766,545

TELECOMMUNICATIONS – 4.70%
Foxconn International Holdings Ltd.[a,b]	12,551,000	33,175,653
Hutchison Telecommunications International Ltd.[b]	8,585,000	17,912,202
PCCW Ltd.[a]	21,679,576	12,793,012

		63,880,867

TEXTILES – 0.19%
Texwinca Holdings Ltd.[a]	3,602,000	2,558,926

		2,558,926

TRANSPORTATION – 2.40%
MTR Corp. Ltd.[a]	8,334,083	22,029,212
Orient Overseas International Ltd.	1,301,200	10,626,392

		32,655,604

TOTAL COMMON STOCKS (Cost: $1,155,100,896)		1,358,440,505

SHORT-TERM INVESTMENTS – 11.26%

CERTIFICATES OF DEPOSIT[c]– 0.52%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$1,641,824	1,641,824
Deutsche Bank AG
5.35%, 08/08/07	2,736,373	2,736,373
Washington Mutual Bank
5.33%, 03/19/07	2,736,373	2,736,373

		7,114,570

COMMERCIAL PAPER[c] – 2.51%
Amstel Funding Corp.
5.22%, 04/16/07 - 04/17/07[d]	1,041,037	1,034,011
BNP Paribas Finance Inc.
5.12%, 06/06/07	383,092	377,812

Security	Principal	Value
Bryant Park Funding LLC
5.27%, 03/06/07[d]	$269,741	$269,543
Cantabric Finance LLC
5.25%, 03/06/07[d]	875,639	875,001
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[d]	820,912	815,017
Concord Minutemen Capital Co. LLC
5.29%, 03/19/07[d]	557,859	556,383
Crown Point Capital Co. LLC
5.20%, 07/18/07[d]	1,264,369	1,238,983
Edison Asset Securitization LLC
5.21%, 04/11/07[d]	453,614	450,922
Five Finance Inc.
5.22%, 04/20/07[d]	503,493	499,842
General Electric Capital Corp.
5.12% - 5.20%, 06/04/07 - 07/17/07[d]	1,915,461	1,882,562
Giro Funding Corp.
5.25%, 03/05/07 - 03/12/07[d]	1,795,061	1,792,896
Grampian Funding LLC
5.14% - 5.23%, 04/23/07 - 06/06/07[d]	2,134,371	2,107,863
Harrier Finance Funding LLC
5.12%, 06/06/07[d]	1,094,549	1,079,464
Irish Permanent Treasury PLC
5.18%, 07/10/07	547,275	536,959
KKR Pacific Funding Trust
5.29%, 03/13/07[d]	1,368,187	1,365,774
Lexington Parker Capital Co. LLC
5.18% - 5.20%, 05/17/07 - 07/25/07[d]	1,382,941	1,359,402
Liberty Street Funding Corp.
5.27%, 03/06/07[d]	131,346	131,250
Lockhart Funding LLC
5.25%, 05/04/07 - 05/14/07[d]	2,469,259	2,445,804
Nationwide Building Society
5.21%, 04/13/07[d]	1,039,822	1,033,351
Nestle Capital Corp.
5.19%, 08/09/07	656,730	641,486

40	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI HONG KONG INDEX FUND

February 28, 2007

Security	Shares or Principal	Value
Sedna Finance Inc. 5.22%, 04/17/07[d]	$623,893	$619,641
Simba Funding Corp. 5.20%, 07/23/07[d]	1,094,549	1,071,783
Societe Generale 5.18%, 05/16/07	2,736,373	2,706,449
Thames Asset Global Securitization No. 1 Inc.
5.25% - 5.28%, 03/02/07 - 03/12/07[d]	4,169,751	4,165,719
Thornburg Mortgage Capital Resources LLC 5.28%, 03/12/07[d]	801,210	799,917
Three Pillars Funding Corp.
5.26%, 03/01/07 - 03/12/07 [d]	574,616	574,164
Tulip Funding Corp. 5.29%, 03/15/07[d]	2,101,108	2,096,785
Westpac Banking Corp. 5.20%, 07/12/07[d]	985,094	966,170
Zela Finance Inc. 5.20%, 07/16/07[d]	656,730	643,734

		34,138,687

MEDIUM-TERM NOTES[c] – 0.24%
Bank of America N.A. 5.28%, 04/20/07	273,637	273,637
Cullinan Finance Corp. 5.71%, 06/28/07[d]	820,912	820,912
K2 USA LLC 5.39%, 06/04/07[d]	820,912	820,912
Sigma Finance Inc. 5.13% - 5.51%, 03/30/07 - 06/18/07[d]	1,280,622	1,280,622

		3,196,083

MONEY MARKET FUNDS – 0.15%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[e,f]	2,063,042	2,063,042

		2,063,042

Security	Principal	Value

REPURCHASE AGREEMENTS[c] – 1.53%
Banc of America Securities LLC 5.36%, due 3/1/07, maturity value $2,189,424 (collateralized by non-U.S. Government debt securities, value $2,256,552, 5.50% to 7.70%, 9/15/09 to 5/1/19).	$2,189,098	$2,189,098
Bear Stearns Companies Inc. (The) 5.37%, due 3/1/07, maturity value $1,642,069 (collateralized by non-U.S. Government debt securities, value $1,807,432, 0.00% to 9.20%, 10/17/18 to 11/25/52).	1,641,824	1,641,824
BNP Securities Corp. 5.36%, due 3/1/07, maturity value $109,471 (collateralized by non-U.S. Government debt securities, value $115,018, 5.43%, 3/15/08).	109,455	109,455
Citigroup Global Markets Holdings Inc. 5.36%, due 3/1/07, maturity value $ 1,642,068 (collateralized by non-U.S. Government debt securities, value $1,769,113, 0.00% to 10.00%, 5/27/33 to 8/25/46).	1,641,824	1,641,824
Citigroup Global Markets Holdings Inc. 5.36%, due 3/1/07, maturity value $ 2,189,424 (collateralized by non-U.S. Government debt securities, value $2,300,368, 4.91% to 6.31%, 10/25/33 to 8/25/46).	2,189,098	2,189,098
Citigroup Global Markets Holdings Inc. 5.42%, due 3/1/07, maturity value $ 1,204,185 (collateralized by non-U.S. Government debt securities, value $1,297,472, 0.00% to 10.00%, 5/27/33 to 8/25/46).	1,204,004	1,204,004

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI HONG KONG INDEX FUND

February 28, 2007

Security	Principal	Value
Citigroup Global Markets Holdings Inc. 5.46%, due 3/1/07, maturity value $ 656,830 (collateralized by non-U.S. Government debt securities, value $731,623, 0.00% to 10.00%, 5/27/33 to 2/28/37).	$656,730	$656,730
Goldman Sachs Group Inc. (The) 5.36%, due 3/1/07, maturity value $406,214 (collateralized by non-U.S. Government debt securities, value $426,799, 4.52% to 6.89%, 1/15/09 to 10/25/36).	406,154	406,154
Greenwich Capital Markets Inc. 5.46%, due 3/1/07, maturity value $4,597,804 (collateralized by non-U.S. Government debt securities, value $5,068,758, 0.00% to 10.00%, 4/1/07 to 12/31/49).	4,597,107	4,597,107
HSBC Securities Inc. 5.36%, due 3/1/07, maturity value $547,356 (collateralized by non-U.S. Government debt securities, value $575,129, 3.72% to 5.99%, 12/15/36 to 6/1/46).	547,275	547,275
JP Morgan Securities Inc. 5.41%, due 3/1/07, maturity value $273,678 (collateralized by non-U.S. Government debt securities, value $287,580, 6.25% to 9.56%, 5/15/11 to 2/1/30).	273,637	273,637
Merrill Lynch & Co. Inc. 5.36%, due 3/1/07, maturity value $1,094,712 (collateralized by non-U.S. Government debt securities, value $1,150,190, 1.63% to 14.50%, 5/1/07 to 9/18/37).	1,094,549	1,094,549

Security	Principal	Value
Morgan Stanley 5.36%, due 3/1/07, maturity value $1,094,712 (collateralized by non-U.S. Government debt securities, value $1,150,437, 0.00% to 10.00%, 3/1/07 to 2/28/37).	$1,094,549	$1,094,549
Morgan Stanley 5.51%, due 2/4/08, maturity value $805,352 (collateralized by non-U.S. Government debt securities, value $908,630, 0.00% to 10.00%, 3/1/07 to 2/28/37).[g]	766,184	766,184
Wachovia Capital 5.38%, due 3/1/07, maturity value $2,408,368 (collateralized by non-U.S. Government debt securities, value $2,530,405, 0.00% to 8.32%, 2/15/08 to 3/15/49).	2,408,008	2,408,008

		20,819,496

TIME DEPOSITS[c] – 0.46%
Bank of Nova Scotia 5.30%, 03/02/07	459,010	459,010
Chase Bank USA N.A. 5.38%, 03/01/07	1,641,824	1,641,824
Citibank N.A. 5.47%, 03/01/07	1,641,824	1,641,824
Deutsche Bank AG 5.38%, 03/01/07	2,570,779	2,570,779

		6,313,437

VARIABLE & FLOATING RATE NOTES[c]– 5.85%
Allstate Life Global Funding II 5.30% - 5.40%, 02/15/08 - 03/07/08[d]	2,802,046	2,802,324
American Express Centurion Bank 5.41%, 07/19/07	1,204,004	1,204,547

42	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI HONG KONG INDEX FUND

February 28, 2007

Security	Principal	Value
American Express Credit Corp. 5.42%, 03/05/08	$328,365	$328,525
AmeriCredit Automobile Receivables Trust 5.35%, 03/06/07	49,884	49,884
Arkle Master Issuer PLC Series 2006-1A Class 1A 5.30%, 11/19/07[d]	820,912	820,912
ASIF Global Financing 5.40%, 05/03/07[d]	109,455	109,465
Australia & New Zealand Banking Group Ltd. 5.32%, 02/22/08[d]	711,457	711,457
Bank of Ireland 5.30% - 5.32%, 08/14/07 - 02/20/08[d]	1,587,096	1,587,141
Beta Finance Inc. 5.29% - 5.41%, 04/25/07 - 07/25/07[d]	2,791,101	2,791,151
BMW US Capital LLC 5.32%, 01/15/08[d]	1,094,549	1,094,549
BNP Paribas 5.33%, 11/19/07[d]	2,024,916	2,024,916
Brigantine High Grade Funding Ltd. 5.40%, 09/05/07[d]	1,050,767	1,050,669
Carlyle Loan Investment Ltd. 5.37%, 04/13/07 - 07/15/07[d]	799,021	799,021
CC USA Inc. 5.36%, 07/30/07[d]	547,275	547,305
Commodore CDO Ltd. 5.44%, 12/12/07[d]	273,637	273,637
Credit Agricole SA 5.33%, 11/23/07	1,094,549	1,094,549
Credit Suisse First Boston NY 5.36%, 04/24/07	547,275	547,278
Cullinan Finance Corp. 5.36%, 04/25/07[d]	273,637	273,637
DaimlerChrysler Auto Trust Series 2006-C Class A1 5.33%, 10/08/07[d]	83,961	83,961

Security	Principal	Value
DEPFA Bank PLC 5.40%, 12/14/07[d]	$1,094,549	$1,094,549
Dorada Finance Inc. 5.33% - 5.41%, 06/27/07 - 07/17/07[d]	1,258,732	1,258,752
Eli Lilly Services Inc. 5.31%, 03/01/07[d]	730,612	730,612
Fifth Third Bancorp 5.32%, 02/22/08[d]	2,189,098	2,189,098
Five Finance Inc. 5.31% - 5.37%, 06/29/07 - 07/13/07[d]	711,457	711,421
General Electric Capital Corp. 5.28% - 5.45%, 07/09/07 - 02/22/08[d]	1,149,277	1,149,390
Granite Master Issuer PLC 5.29%, 08/20/07[d]	3,830,922	3,830,922
Harrier Finance Funding LLC 5.29% - 5.36%, 07/25/07 - 08/15/07[d]	1,422,914	1,422,922
Hartford Life Global Funding Trust 5.36% - 5.40%, 07/13/07 - 03/14/08	1,641,824	1,641,929
HBOS Treasury Services PLC 5.46%, 01/24/08[d]	1,094,549	1,094,549
Holmes Financing PLC 5.29%, 07/16/07[d]	1,915,461	1,915,461
JP Morgan Securities Inc. 5.40%, 11/16/07	2,189,098	2,189,098
JPMorgan Chase & Co. 5.29% - 5.45%, 07/27/07 - 02/29/08[g]	3,010,010	3,010,010
K2 USA LLC 5.20% - 5.33%, 04/02/07 - 06/28/07[d]	820,912	820,897
Kestrel Funding LLC 5.30%, 07/11/07[d]	437,820	437,803
Kommunalkredit Austria AG 5.32%, 02/08/08[d]	656,730	656,730
Leafs LLC 5.32%, 01/22/08[d]	1,060,476	1,060,476

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI HONG KONG INDEX FUND

February 28, 2007

Security	Principal	Value
Links Finance LLC
5.28% - 5.35%,
05/10/07 - 05/16/07[d]	$1,204,004	$1,203,980
Lothian Mortgages Master
Issuer PLC
5.29%, 04/24/07[d]	385,885	385,885
Marshall & Ilsley Bank
5.32%, 02/15/08	602,002	602,002
Master Funding LLC
5.35%, 04/25/07 - 05/25/07[d]	1,980,839	1,980,838
Merrill Lynch & Co. Inc.
5.46%, 05/30/07[g]	1,204,004	1,204,004
Metropolitan Life Global Funding I
5.33%, 03/06/08[d]	1,641,824	1,641,824
Metropolitan Life Insurance
Funding Agreement
5.44%, 08/01/07[d,g]	109,455	109,455
Mound Financing PLC
5.29%, 05/08/07[d]	1,028,876	1,028,876
Natexis Banques Populaires
5.33% - 5.35%,
06/20/07 - 02/08/08[d]	1,751,279	1,751,259
National City Bank of Indiana
5.34%, 05/21/07	547,275	547,285
Nationwide Building Society
5.37% - 5.48%,
07/20/07 - 01/28/08[d]	3,612,013	3,612,419
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08[d]	1,097,286	1,097,141
Northern Rock PLC
5.38%, 02/01/08[d]	1,313,459	1,313,484
Northlake CDO I
5.42%, 09/06/07[d]	328,365	328,365
Pricoa Global Funding I
5.31%, 02/27/08[d]	1,477,641	1,477,641
Sedna Finance Inc.
5.32% - 5.34%,
05/25/07 - 08/21/07[d]	1,587,096	1,587,085
Skandinaviska Enskilda Banken
5.32%, 02/15/08[d]	1,094,549	1,094,549

Security	Principal	Value
Strips III LLC
5.37%, 07/24/07[d]	$222,722	$222,722
SunTrust Bank
5.29%, 05/01/07	1,094,549	1,094,559
Tango Finance Corp.
5.27% - 5.34%,
04/25/07 - 07/16/07[d]	2,670,700	2,670,611
Union Hamilton Special
Funding LLC
5.36% - 5.37%,
03/28/07 - 06/21/07[d]	1,806,006	1,806,006
Wachovia Asset
Securitization Inc.
5.31%, 03/25/07[d]	1,235,548	1,235,548
Wachovia Bank N.A.
5.36%, 05/22/07	2,189,098	2,189,098
Wal-Mart Stores Inc.
5.50%, 07/16/07[d]	820,912	821,120
Wells Fargo & Co.
5.33%, 11/15/07[d]	547,275	547,296
WhistleJacket Capital Ltd.
5.28% - 5.35%,
04/18/07 - 06/13/07[d]	820,912	820,915
White Pine Finance LLC
5.28% - 5.32%,
05/22/07 - 08/20/07[d]	3,283,648	3,283,352
Wind Master Trust
5.31%, 07/25/07[d]	437,820	437,820

		79,504,686

TOTAL SHORT-TERM INVESTMENTS (Cost: $153,150,001)		153,150,001

TOTAL INVESTMENTS IN SECURITIES – 111.18% (Cost: $1,308,250,897)		1,511,590,506

Other Assets, Less Liabilities – (11.18)%		(151,994,449)

NET ASSETS – 100.00%		$1,359,596,057

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.

44	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI HONG KONG INDEX FUND

February 28, 2007

[d]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited)

iSHARES® MSCI MALAYSIA INDEX FUND

February 28, 2007

Security	Shares	Value
COMMON STOCKS – 99.79%

AGRICULTURE – 10.80%
British American Tobacco
(Malaysia) Bhd	1,784,700	$22,671,753
Golden Hope Plantations Bhd	5,987,800	11,196,143
Highlands & Lowlands Bhd	2,079,400	3,442,912
IOI Corp. Bhd	9,432,800	51,970,608
Kuala Lumpur Kepong Bhd	5,181,300	15,530,588

		104,812,004

AIRLINES – 1.11%
AirAsia Bhd[a]	11,338,600	5,276,025
Malaysian Airline System Bhd[a]	3,471,800	5,500,568

		10,776,593

AUTO MANUFACTURERS – 1.36%
DRB-Hicom Bhd	8,408,400	4,512,644
Proton Holdings Bhd	3,439,800	7,070,100
Tan Chong Motor Holdings Bhd	4,713,800	1,655,145

		13,237,889

AUTO PARTS & EQUIPMENT– 0.76%
UMW Holdings Bhd	2,802,800	7,361,050

		7,361,050

BANKS – 26.17%
AMMB Holdings Bhd	19,237,400	18,342,254
Bumiputra-Commerce
Holdings Bhd	30,600,032	81,675,792
Hong Leong Bank Bhd	6,497,400	11,407,082
Malayan Banking Bhd	26,499,200	94,558,949
Public Bank Bhd	14,141,400	37,139,846
RHB Capital Bhd	8,790,600	10,991,387

		254,115,310

BEVERAGES – 0.34%
Guinness Anchor Bhd	1,911,000	3,273,194

		3,273,194

BUILDING MATERIALS – 0.69%
Lafarge Malayan Cement Bhd	16,052,400	6,690,409

		6,690,409

COMMERCIAL SERVICES – 1.79%
PLUS Expressways Bhd	20,766,200	17,428,669

		17,428,669

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES – 2.32%
Bursa Malaysia Bhd	4,331,600	$13,230,979
Hong Leong Credit Bhd	2,930,200	4,767,953
TA Enterprise Bhd	9,300,200	4,486,822

		22,485,754

ELECTRIC – 7.45%
Malakoff Bhd	7,516,600	21,672,184
Tenaga Nasional Bhd	14,778,450	50,625,578

		72,297,762

ENGINEERING & CONSTRUCTION – 7.26%
Gamuda Bhd	7,898,800	15,107,611
IJM Corp. Bhd	4,862,200	12,075,690
Malaysian Resources Corp. Bhd[a]	10,701,600	5,285,118
MMC Corp. Bhd	4,236,200	6,590,719
Road Builder (Malaysia)
Holdings Bhd	4,585,500	5,550,248
Transmile Group Bhd	1,979,800	7,912,418
YTL Corp. Bhd	9,172,888	17,937,277

		70,459,081

ENTERTAINMENT – 6.53%
Berjaya Sports Toto Bhd	9,300,200	12,053,357
Magnum Corp. Bhd	11,083,800	9,492,264
Resorts World Bhd	6,808,800	29,155,581
Tanjong PLC	3,091,600	12,708,833

		63,410,035

FOOD – 1.08%
PPB Group Bhd	6,497,466	10,479,784

		10,479,784

GAS – 1.40%
Petronas Gas Bhd	5,505,200	13,594,057

		13,594,057

HOLDING COMPANIES - DIVERSIFIED – 5.80%
Mulpha International Bhd[a]	10,446,800	5,039,992
Multi-Purpose Holdings Bhd[a]	8,026,200	5,590,616
Sime Darby Bhd	20,511,400	45,671,973

		56,302,581

INSURANCE – 0.18%
Kurnia Asia Bhd	5,223,431	1,729,712

		1,729,712

46	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MALAYSIA INDEX FUND

February 28, 2007

Security	Shares	Value

LODGING – 5.10%
Genting Bhd	4,881,800	$49,472,995

		49,472,995

MEDIA – 2.17%
Astro All Asia Networks PLC	6,624,800	9,928,690
Media Prima Bhd	8,281,000	5,673,537
Star Publications (Malaysia) Bhd	6,115,360	5,516,568

		21,118,795

OIL & GAS – 1.20%
Petronas Dagangan Bhd	3,439,800	5,597,162
Shell Refining Co.	2,066,400	6,016,923

		11,614,085

OIL & GAS SERVICES – 0.29%
Scomi Group Bhd	8,281,000	2,860,408

		2,860,408

REAL ESTATE – 2.81%
IGB Corp. Bhd	9,172,800	5,760,822
IOI Properties Bhd	1,146,650	3,404,271
KLCC Property Holdings Bhd	5,860,400	5,286,573
SP Setia Bhd	7,007,000	12,801,827

		27,253,493

SEMICONDUCTORS – 0.35%
Malaysian Pacific Industries Bhd	1,163,500	3,421,082

		3,421,082

TELECOMMUNICATIONS – 7.67%
Maxis Communications Bhd	12,177,600	40,673,114
Telekom Malaysia Bhd	11,720,800	33,793,914

		74,467,028

TRANSPORTATION – 5.16%
Malaysia International Shipping Corp. Bhd	15,449,400	41,016,106
Malaysian Bulk Carriers Bhd	3,312,400	3,479,769
Pos Malaysia & Services Holdings Bhd	4,331,600	5,638,623

		50,134,498

TOTAL COMMON STOCKS (Cost: $751,143,281)		968,796,268

Security	Shares	Value

SHORT-TERM INVESTMENTS – 0.18%

MONEY MARKET FUNDS – 0.18%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[b,c]	1,749,437	$1,749,437

		1,749,437

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,749,437)		1,749,437

TOTAL INVESTMENTS IN SECURITIES – 99.97% (Cost: $752,892,718)		970,545,705

Other Assets, Less Liabilities – 0.03%		249,600

NET ASSETS – 100.00%		$970,795,305

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited)

iSHARES® MSCI MEXICO INDEX FUND

February 28, 2007

Security	Shares	Value

COMMON STOCKS – 99.92%

BEVERAGES – 8.35%
Coca-Cola FEMSA
SAB de CV ADR	247,200	$8,528,400
Fomento Economico
Mexicano SAB[a]	4,476,236	49,574,654
Grupo Modelo SA de CV
Series Ca	5,603,200	28,834,242

		86,937,296

BUILDING MATERIALS – 16.24%
Cemex SA de CV Series CPO[a,b]	49,496,676	168,950,310

		168,950,310

DIVERSIFIED FINANCIAL SERVICES – 4.39%
Grupo Financiero Banorte
SAB de CV Series Oa	11,680,200	45,634,611

		45,634,611

ENGINEERING& CONSTRUCTION – 3.97%
Carso Infraestructura y
Construccion SA de CVa,b	5,586,600	4,949,962
Empresas ICA SAB de CVa,b	2,637,774	9,421,972
Grupo Aeroportuario del
Pacifico SA de CV Class Ha	3,626,100	15,047,568
Grupo Aeroportuario del
Sureste SA de CV ADR	267,554	11,924,882

		41,344,384

FOOD – 1.71%
Grupo Bimbo SA de CV Series Aa	3,832,100	17,807,833

		17,807,833

FOREST PRODUCTS & PAPER – 2.22%
Kimberly-Clark de Mexico
SA de CV Class Aa	5,505,200	23,092,050

		23,092,050

HOLDING COMPANIES - DIVERSIFIED – 4.53%
Alfa SAB de CV Class Aa	2,722,200	17,235,072
Grupo Carso SA de CV Series A1[a]	8,858,030	29,886,526

		47,121,598

HOME BUILDERS – 4.23%
Corporacion Geo SAB de CV
Series Ba,b	3,481,400	18,835,491

Security	Shares or Principal	Value
Desarrolladora Homex
SAB de CVa,b	1,297,830	$11,795,812
Urbi Desarrollos Urbanos
SA de CVa,b	3,419,600	13,375,715

		44,007,018

MEDIA – 6.05%
Grupo Televisa SA Series CPO[a]	8,858,000	48,488,067
TV Azteca SA de CV Series CPO[a]	18,030,900	14,441,520

		62,929,587

MINING – 4.05%
Grupo Mexico SA de CVSeries Ba	7,951,600	34,714,340
Industrias Penoles SA de CV
Series CP [a]	762,200	7,412,364

		42,126,704

REAL ESTATE – 1.35%
Consorcio Ara SA de CVa	2,224,800	14,022,100

		14,022,100

RETAIL – 7.22%
Controladora Comercial
Mexicana SA de CVa	4,490,800	11,450,293
Organizacion Soriana SAB de
CV Class Ba	4,980,578	14,265,282
Wal-Mart de Mexico SA de
CV Series Va	12,779,500	49,414,372

		75,129,947

TELECOMMUNICATIONS – 35.61%
America Movil SAB de
CV Series La	114,877,040	251,531,523
Carso Global Telecom
Class A1[a,b]	7,605,342	26,239,179
Telefonos de Mexico SA de
CV Series La	63,839,400	92,825,072

		370,595,774

TOTAL COMMON STOCKS (Cost: $958,459,436)		1,039,699,212

SHORT-TERM INVESTMENTS – 6.22%

CERTIFICATES OF DEPOSIT[c] – 0.29%
Credit Suisse First Boston NY
5.28% - 5.43%,
04/23/07 - 08/21/07	$690,707	690,707

48	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MEXICO INDEX FUND

February 28, 2007

Security	Principal	Value
Deutsche Bank AG
5.35%, 08/08/07 $	1,151,177	$1,151,177
Washington Mutual Bank
5.33%, 03/19/07	1,151,177	1,151,177

		2,993,061

COMMERCIAL PAPER[c] – 1.38%
Amstel Funding Corp.
5.22%, 04/16/07 - 04/17/07[d]	437,959	435,004
BNP Paribas Finance Inc.
5.12%, 06/06/07	161,165	158,944
Bryant Park Funding LLC
5.27%, 03/06/07[d]	113,478	113,395
Cantabric Finance LLC
5.25%, 03/06/07[d]	368,377	368,108
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[d]	345,353	342,873
Concord Minutemen
Capital Co. LLC
5.29%, 03/19/07[d]	234,688	234,067
Crown Point Capital Co. LLC
5.20%, 07/18/07[d]	531,913	521,233
Edison Asset Securitization LLC
5.21%, 04/11/07[d]	190,833	189,701
Five Finance Inc.
5.22%, 04/20/07[d]	211,817	210,281
General Electric Capital Corp.
5.12% - 5.20%,
06/04/07 - 07/17/07[d]	805,824	791,984
Giro Funding Corp.
5.25%, 03/05/07 - 03/12/07[d]	755,172	754,262
Grampian Funding LLC
5.14% - 5.23%,
04/23/07 - 06/06/07[d]	897,918	886,766
Harrier Finance Funding LLC
5.12%, 06/06/07[d]	460,471	454,125
Irish Permanent Treasury PLC
5.18%, 07/10/07	230,235	225,896
KKR Pacific Funding Trust
5.29%, 03/13/07[d]	575,589	574,574
Lexington Parker Capital Co. LLC
5.18% - 5.20%,
05/17/07 - 07/25/07[d]	581,796	571,893

Security	Principal	Value
Liberty Street Funding Corp.
5.27%, 03/06/07[d]	$55,257	$55,216
Lockhart Funding LLC
5.25%, 05/04/07 - 05/14/07[d]	1,038,804	1,028,936
Nationwide Building Society
5.21%, 04/13/07[d]	437,447	434,725
Nestle Capital Corp.
5.19%, 08/09/07	276,283	269,870
Sedna Finance Inc.
5.22%, 04/17/07[d]	262,468	260,680
Simba Funding Corp.
5.20%, 07/23/07[d]	460,471	450,893
Societe Generale
5.18%, 05/16/07	1,151,177	1,138,589
Thames Asset Global
Securitization No. 1 Inc.
5.25% - 5.28%,
03/02/07 - 03/12/07[d]	1,754,192	1,752,495
Thornburg Mortgage
Capital Resources LLC
5.28%, 03/12/07[d]	337,065	336,521
Three Pillars Funding Corp.
5.26%, 03/01/07 - 03/12/07[d]	241,738	241,547
Tulip Funding Corp.
5.29%, 03/15/07[d]	883,925	882,106
Westpac Banking Corp.
5.20%, 07/12/07[d]	414,424	406,462
Zela Finance Inc.
5.20%, 07/16/07[d]	276,283	270,815

		14,361,961

MEDIUM-TERM NOTES[c] – 0.13%
Bank of America N.A.
5.28%, 04/20/07	115,118	115,118
Cullinan Finance Corp.
5.71%, 06/28/07[d]	345,353	345,353
K2 USA LLC
5.39%, 06/04/07[d]	345,353	345,353
Sigma Finance Inc.
5.13% - 5.51%,
03/30/07 - 06/18/07[d]	538,751	538,751

		1,344,575

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MEXICO INDEX FUND

February 28, 2007

Security	Shares or Principal	Value

MONEY MARKET FUNDS – 0.11%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[e,f]	1,138,909	$1,138,909

		1,138,909

REPURCHASE AGREEMENTS[c] – 0.84%
Banc of America Securities LLC 5.36%, due 3/1/07, maturity value $921,079 (collateralized by non-U.S. Government debt securities, value $949,319, 5.50% to 7.70%, 9/15/09 to 5/1/19).	$920,942	920,942
BearStearns Companies Inc. (The) 5.37%, due 3/1/07, maturity value $690,809 (collateralized by non-U.S. Government debt securities, value $760,377, 0.00% to 9.20%, 10/17/18 to 11/25/52).	690,706	690,706
BNP Securities Corp. 5.36%, due 3/1/07, maturity value $46,054 (collateralized by non-U.S. Government debt securities, value $48,388, 5.43%, 3/15/08).	46,047	46,047
Citigroup Global Markets Holdings Inc. 5.36%, due 3/1/07, maturity value $690,809 (collateralized by non-U.S. Government debt securities, value $744,256, 0.00% to 10.00%, 5/27/33 to 8/25/46).	690,706	690,706
Citigroup Global Markets Holdings Inc. 5.36%, due 3/1/07, maturity value $921,079 (collateralized by non-U.S. Government debt securities, value $967,753, 4.91% to 6.31%, 10/25/33 to 8/25/46).	920,942	920,942

Security	Principal	Value
Citigroup Global Markets Holdings Inc. 5.42%, due 3/1/07, maturity value $506,594 (collateralized by non-U.S. Government debt securities, value $545,840, 0.00% to 10.00%, 5/27/33 to 8/25/46).	$506,518	$506,518
Citigroup Global Markets Holdings Inc. 5.46%, due 3/1/07, maturity value $276,325 (collateralized by non-U.S. Government debt securities, value $307,790, 0.00% to 10.00%, 5/27/33 to 2/28/37).	276,283	276,283
Goldman Sachs Group Inc. (The) 5.36%, due 3/1/07, maturity value $170,892 (collateralized by non-U.S. Government debt securities, value $179,552, 4.52% to 6.89%, 1/15/09 to 10/25/36).	170,867	170,867
Greenwich Capital Markets Inc. 5.46%, due 3/1/07, maturity value $1,934,271 (collateralized by non-U.S. Government debt securities, value $2,132,399, 0.00% to 10.00%, 4/1/07 to 12/31/49).	1,933,978	1,933,978
HSBC Securities Inc. 5.36%, due 3/1/07, maturity value $230,269 (collateralized by non-U.S. Government debt securities, value $241,954, 3.72% to 5.99%, 12/15/36 to 6/1/46).	230,235	230,235
JP Morgan Securities Inc. 5.41%, due 3/1/07, maturity value $115,135 (collateralized by non-U.S. Government debt securities, value $120,984, 6.25% to 9.56%, 5/15/11 to 2/1/30).	115,118	115,118

50	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MEXICO INDEX FUND

February 28, 2007

Security	Principal	Value
Merrill Lynch & Co. Inc. 5.36%, due 3/1/07, maturity value $ 460,540 (collateralized by non-U.S. Government debt securities, value $483,879, 1.63% to 14.50%, 5/1/07 to 9/18/37).	$460,471	$460,471
Morgan Stanley 5.36%, due 3/1/07, maturity value $460,540 (collateralized by non-U.S. Government debt securities, value $483,983, 0.00% to 10.00%, 3/1/07 to 2/28/37).	460,471	460,471
Morgan Stanley 5.51%, due 2/4/08, maturity value $338,808 (collateralized by non-U.S. Government debt securities, value $382,256, 0.00% to 10.00%, 3/1/07 to 2/28/37).[g]	322,330	322,330
Wachovia Capital 5.38%, due 3/1/07, maturity value $1,013,187 (collateralized by non-U.S. Government debt securities, value $1,064,528, 0.00% to 8.32%, 2/15/08 to 3/15/49).	1,013,036	1,013,036

		8,758,650

TIME DEPOSITS[c] – 0.26%
Bank of Nova Scotia 5.30%, 03/02/07	193,103	193,103
Chase Bank USA N.A. 5.38%, 03/01/07	690,706	690,706
Citibank N.A. 5.47%, 03/01/07	690,706	690,706
Deutsche Bank AG 5.38%, 03/01/07	1,081,513	1,081,513

		2,656,028

Security	Principal	Value

VARIABLE& FLOATING RATE NOTES[c]– 3.21%
Allstate Life Global Funding II 5.30% - 5.40%, 02/15/08 - 03/07/08[d]	$1,178,806	$1,178,923
American Express Centurion Bank 5.41%, 07/19/07	506,518	506,746
American Express Credit Corp. 5.42%, 03/05/08	138,141	138,209
AmeriCredit Automobile Receivables Trust 5.35%, 03/06/07	20,986	20,986
Arkle Master Issuer PLC Series 2006-1A Class 1A 5.30%, 11/19/07[d]	345,353	345,353
ASIF Global Financing 5.40%, 05/03/07[d]	46,047	46,051
Australia & New Zealand Banking Group Ltd. 5.32%, 02/22/08[d]	299,306	299,306
Bank of Ireland 5.30% - 5.32%, 08/14/07 - 02/20/08[d]	667,683	667,702
Beta Finance Inc. 5.29% - 5.41%, 04/25/07 - 07/25/07[d]	1,174,201	1,174,221
BMW US Capital LLC 5.32%, 01/15/08[d]	460,471	460,471
BNP Paribas 5.33%, 11/19/07[d]	851,871	851,871
Brigantine High Grade Funding Ltd. 5.40%, 09/05/07[d]	442,052	442,011
Carlyle Loan Investment Ltd. 5.37%, 04/13/07 - 07/15/07[d]	336,144	336,144
CC USA Inc. 5.36%, 07/30/07[d]	230,235	230,248
Commodore CDO Ltd. 5.44%, 12/12/07[d]	115,118	115,118
Credit Agricole SA 5.33%, 11/23/07	460,471	460,471

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MEXICO INDEX FUND

February 28, 2007

Security	Principal	Value
Credit Suisse First Boston NY
5.36%, 04/24/07	$230,235	$230,237
Cullinan Finance Corp.
5.36%, 04/25/07[d]	115,118	115,118
DaimlerChrysler Auto Trust
Series 2006-C Class A1
5.33%, 10/08/07[d]	35,322	35,322
DEPFA Bank PLC
5.40%, 12/14/07[d]	460,471	460,471
Dorada Finance Inc.
5.33% - 5.41%, 06/27/07 - 07/17/07[d]	529,542	529,551
Eli Lilly Services Inc.
5.31%, 03/01/07[d]	307,364	307,364
Fifth Third Bancorp
5.32%, 02/22/08[d]	920,942	920,942
Five Finance Inc.
5.31% - 5.37%, 06/29/07 - 07/13/07[d]	299,306	299,291
General Electric Capital Corp.
5.28% - 5.45%, 07/09/07 - 02/22/08[d]	483,495	483,542
Granite Master Issuer PLC
5.29%, 08/20/07[d]	1,611,648	1,611,648
Harrier Finance Funding LLC
5.29% - 5.36%, 07/25/07 - 08/15/07[d]	598,612	598,615
Hartford Life Global Funding Trust
5.36% - 5.40%, 07/13/07 - 03/14/08	690,706	690,751
HBOS Treasury Services PLC
5.46%, 01/24/08[d]	460,471	460,471
Holmes Financing PLC
5.29%, 07/16/07[d]	805,824	805,824
JP Morgan Securities Inc.
5.40%, 11/16/07	920,942	920,942
JPMorgan Chase & Co.
5.29% - 5.45%, 07/27/07 - 02/29/08[g]	1,266,295	1,266,295
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[d]	345,353	345,347

Security	Principal	Value
Kestrel Funding LLC
5.30%, 07/11/07[d]	$184,188	$184,181
Kommunalkredit Austria AG
5.32%, 02/08/08[d]	276,283	276,283
Leafs LLC
5.32%, 01/22/08[d]	446,137	446,136
Links Finance LLC
5.28% - 5.35%, 05/10/07 - 05/16/07[d]	506,518	506,508
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[d]	162,340	162,340
Marshall & Ilsley Bank
5.32%, 02/15/08	253,259	253,259
Master Funding LLC
5.35%, 04/25/07 - 05/25/07[d]	833,328	833,328
Merrill Lynch & Co. Inc.
5.46%, 05/30/07[g]	506,518	506,518
Metropolitan Life Global Funding I
5.33%, 03/06/08[d]	690,706	690,706
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07[d,g]	46,047	46,047
Mound Financing PLC
5.29%, 05/08/07[d]	432,843	432,843
Natexis Banques Populaires
5.33% - 5.35%, 06/20/07 - 02/08/08[d]	736,754	736,745
National City Bank of Indiana
5.34%, 05/21/07	230,235	230,240
Nationwide Building Society
5.37% - 5.48%, 07/20/07 - 01/28/08[d]	1,519,554	1,519,725
Newcastle Ltd.
5.34%, 04/24/07 – 01/24/08[d]	461,622	461,561
Northern Rock PLC
5.38%, 02/01/08[d]	552,565	552,576
Northlake CDO I
5.42%, 09/06/07[d]	138,141	138,141
Pricoa Global Funding I
5.31%, 02/27/08[d]	621,636	621,636

52	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MEXICO INDEX FUND

February 28, 2007

Security	Principal	Value
Sedna Finance Inc.
5.32% - 5.34%, 05/25/07 - 08/21/07[d]	$667,683	$667,678
Skandinaviska Enskilda Banken
5.32%, 02/15/08[d]	460,471	460,471
Strips III LLC
5.37%, 07/24/07[d]	93,698	93,698
SunTrust Bank
5.29%, 05/01/07	460,471	460,475
Tango Finance Corp.
5.27% - 5.34%, 04/25/07 - 07/16/07[d]	1,123,549	1,123,512
Union Hamilton Special Funding LLC
5.36% - 5.37%, 03/28/07 - 06/21/07[d]	759,777	759,777
Wachovia Asset Securitization Inc.
5.31%, 03/25/07[d]	519,788	519,788
Wachovia Bank N.A.
5.36%, 05/22/07	920,942	920,942
Wal-Mart Stores Inc.
5.50%, 07/16/07[d]	345,353	345,441
Wells Fargo & Co.
5.33%, 11/15/07[d]	230,235	230,245
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[d]	345,353	345,355
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07[d]	1,381,413	1,381,289
Wind Master Trust
5.31%, 07/25/07[d]	184,188	184,188

		33,447,194

TOTAL SHORT-TERM INVESTMENTS (Cost: $64,700,378)		64,700,378

TOTAL INVESTMENTS IN SECURITIES – 106.14% (Cost: $1,023,159,814)		1,104,399,590

Other Assets, Less Liabilities – (6.14)%		(63,838,564)

NET ASSETS – 100.00%		$1,040,561,026

ADR – American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[d]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

February 28, 2007

Security	Shares	Value

COMMON STOCKS – 99.47%

AUSTRALIA – 66.02%
A.B.C. Learning Centres Ltd.[a]	958,205	$5,164,321
AGL Energy Ltd.[b]	1,111,040	14,033,367
Alinta Ltd.	1,269,258	14,251,594
Alumina Ltd.	3,006,152	15,965,021
Amcor Ltd.	2,225,216	12,781,987
AMP Ltd.	4,829,961	39,237,466
Ansell Ltd.	399,302	3,665,440
APN News & Media Ltd.	719,823	3,374,748
Aristocrat Leisure Ltd.	908,792	12,030,189
ASX Ltd.	439,945	14,507,498
Australia & New Zealand Banking Group Ltd.	4,701,269	108,537,892
AXA Asia Pacific Holdings Ltd.	2,249,077	13,202,594
Babcock & Brown Ltd.	588,357	11,868,055
BHP Billiton Ltd.	8,967,168	191,691,899
Billabong International Ltd.	439,821	5,943,452
BlueScope Steel Ltd.	1,845,040	13,563,947
Boral Ltd.	1,563,105	10,345,848
Brambles Ltd.[b]	3,982,272	41,607,642
Caltex Australia Ltd.	360,358	6,340,471
Centro Properties Group	2,085,810	16,155,743
CFS Retail Property Trust	3,641,982	6,887,279
Challenger Financial Services Group Ltd.	921,312	3,339,360
Coca-Cola Amatil Ltd.	1,374,756	8,958,387
Cochlear Ltd.	140,691	6,290,053
Coles Group Ltd.	2,890,028	34,977,754
Commonwealth Bank of Australia	3,288,824	129,467,786
Commonwealth Property
Office Fund	3,732,960	4,059,113
Computershare Ltd.	1,180,609	9,330,516
CSL Ltd.	470,728	28,801,172
CSR Ltd.	2,251,872	6,440,936
DB RREEF Trust	6,923,922	9,520,204
Downer EDI Ltd.	794,798	4,596,756
Foster’s Group Ltd.	5,120,295	25,498,270
Futuris Corp. Ltd.	1,588,246	2,628,063
Goodman Fielder Ltd.	2,732,681	4,866,268
GPT Group	4,881,597	19,424,595

Security	Shares	Value
Harvey Norman Holdings Ltd.	1,458,364	$4,998,663
Iluka Resources Ltd.	631,597	2,936,235
ING Industrial Fund	2,161,774	4,054,020
Insurance Australia Group Ltd.	4,446,762	20,952,880
Investa Property Group	3,998,193	7,466,392
James Hardie Industries NV	1,215,761	9,119,769
John Fairfax Holdings Ltd.	2,593,514	9,829,521
Leighton Holdings Ltd.	365,006	8,944,561
Lend Lease Corp. Ltd.	939,921	13,368,024
Lion Nathan Ltd.	759,004	4,957,894
Macquarie Airports	1,769,222	5,158,016
Macquarie Bank Ltd.	644,492	40,113,292
Macquarie Communications Infrastructure Group	847,813	3,968,124
Macquarie Goodman Group	3,524,782	19,885,840
Macquarie Infrastructure Group	6,828,192	20,660,252
Macquarie Office Trust	5,175,553	6,524,923
Mirvac Group	2,571,116	11,466,655
Multiplex Group	1,627,427	5,655,080
National Australia Bank Ltd.	4,176,928	132,833,253
Newcrest Mining Ltd.	863,676	15,346,030
OneSteel Ltd.	1,509,488	5,970,793
Orica Ltd.	799,794	15,597,393
Origin Energy Ltd.	2,139,499	14,936,349
Pacific Brands Ltd.	1,351,001	3,119,047
Paladin Resources Ltd.[a,b]	1,097,934	7,872,566
PaperlinX Ltd.	1,195,225	3,804,781
Perpetual Ltd.	106,943	6,286,224
Publishing & Broadcasting Ltd.	344,252	5,216,202
Qantas Airways Ltd.	2,531,893	10,274,276
QBE Insurance Group Ltd.	2,063,488	52,029,612
Rinker Group Ltd.	2,299,808	33,850,658
Rio Tinto Ltd.[a]	732,704	43,646,459
Santos Ltd.	1,556,128	11,476,774
Sonic Healthcare Ltd.	697,449	7,726,742
Stockland	3,690,970	25,098,627
Suncorp-Metway Ltd.[a]	1,437,925	24,665,693
Sydney Roads Group	2,410,513	2,488,166
Symbion Health Ltd.	1,666,158	4,975,699
Tabcorp Holdings Ltd.	1,347,136	17,142,834
Tattersall’s Ltd.	2,758,112	9,996,970

54	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

February 28, 2007

Security	Shares	Value
Telstra Corp. Ltd.	7,295,144	$24,487,369
Telstra Corp. Ltd.
Installment Receipt	3,816,960	8,511,433
Toll Holdings Ltd.	1,384,938	21,137,743
Transurban Group[a]	2,151,569	12,799,732
Wesfarmers Ltd.	973,383	27,956,317
Westfield Group	3,862,656	66,197,860
Westpac Banking Corp.	4,688,568	94,058,333
Woodside Petroleum Ltd.[a]	1,197,504	35,157,540
Woolworths Ltd.	3,086,272	66,145,722
WorleyParsons Ltd.	375,746	8,112,292
Zinifex Ltd.	1,266,381	16,683,967

		1,895,019,283

HONG KONG – 20.37%
ASM Pacific Technology Ltd.[a]	450,000	2,626,627
Bank of East Asia Ltd.	3,763,200	21,532,077
BOC Hong Kong Holdings Ltd.	9,520,000	23,031,374
Cathay Pacific Airways Ltd.[a]	2,464,000	6,143,993
Cheung Kong (Holdings) Ltd.	3,888,000	47,652,548
Cheung Kong Infrastructure Holdings Ltd.[a]	1,125,000	3,945,701
CLP Holdings Ltd.	4,647,000	34,054,088
Esprit Holdings Ltd.	2,689,500	28,023,156
Foxconn International Holdings Ltd.[a,b]	5,376,000	14,210,207
Giordano International Ltd.	4,032,000	1,873,477
Hang Lung Properties Ltd.	5,850,736	15,465,062
Hang Seng Bank Ltd.	1,948,800	26,541,776
Henderson Land Development Co. Ltd.	2,250,000	12,758,727
Hong Kong & China Gas Co. Ltd. (The)[a]	9,183,836	20,055,072
Hong Kong Exchanges & Clearing Ltd.	2,688,000	27,680,657
Hongkong Electric Holdings Ltd.	3,584,000	18,144,106
Hopewell Holdings Ltd.	1,568,000	6,031,310
Hutchinson Telecommunications International Ltd.[b]	3,584,000	7,477,849
Hutchison Whampoa Ltd.[a]	5,491,000	52,258,087
Hysan Development Co. Ltd.	1,568,000	4,315,246
Johnson Electric Holdings Ltd.	3,808,000	2,778,388

Security	Shares	Value
Kerry Properties Ltd.[a]	1,232,000	$6,118,761
Kingboard Chemical Holdings Co. Ltd.	1,462,500	6,140,317
Li & Fung Ltd.	5,823,600	18,486,909
Link REIT (The)	5,488,000	12,827,321
Melco International Development Ltd.	1,800,000	3,479,129
MTR Corp. Ltd.[a]	3,648,000	9,642,640
New World Development Co. Ltd.	6,719,941	14,812,204
Noble Group Ltd.	2,464,000	2,255,009
Orient Overseas International Ltd.	450,000	3,674,974
PCCW Ltd.[a]	10,125,845	5,975,212
Shangri-La Asia Ltd.	3,136,000	8,128,720
Shui On Land Ltd.[b]	4,704,000	4,275,105
Shun Tak Holdings Ltd.	2,700,000	4,002,151
Sino Land Co. Ltd.	3,492,000	8,027,894
Solomon Systech International Ltd.	6,272,000	1,236,368
Sun Hung Kai Properties Ltd.	3,522,000	41,679,006
Swire Pacific Ltd. Class A	2,427,000	27,462,693
Techtronic Industries Co. Ltd.	2,250,000	3,081,679
Television Broadcasts Ltd.	675,000	4,393,553
Wharf Holdings Ltd. (The)	3,136,000	11,119,286
Wing Hang Bank Ltd.	450,000	5,091,970
Yue Yuen Industrial Holdings Ltd.	1,800,000	6,220,959

		584,731,388

NEW ZEALAND – 1.75%
Auckland International Airport Ltd.	2,671,158	4,191,068
Contact Energy Ltd.	686,823	4,262,415
Fisher & Paykel Appliances Holdings Ltd.	675,941	1,728,139
Fisher & Paykel Healthcare Corp. Ltd.	1,361,126	3,718,263
Fletcher Building Ltd.	1,209,626	8,998,141
Kiwi Income Property Trust	1,596,346	1,744,330
Sky City Entertainment Group Ltd.	1,164,625	3,956,444
Sky Network Television Ltd.	533,465	2,111,210

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

February 28, 2007

Security	Shares	Value
Telecom Corp. of New Zealand Ltd.	4,918,714	$16,606,410
Tower Ltd.[b]	390,051	674,832
Vector Ltd.	459,846	869,668
Warehouse Group Ltd. (The)	270,060	1,318,470

		50,179,390

SINGAPORE – 11.33%
Allgreen Properties Ltd.[a]	1,568,000	1,619,506
Ascendas Real Estate Investment Trust[a]	2,475,000	3,915,346
CapitaCommercial Trust	2,464,000	4,542,232
CapitaLand Ltd.	3,300,000	15,100,507
CapitaMall Trust Management Ltd.[a]	2,250,000	5,147,900
Chartered Semiconductor Manufacturing Ltd.[a,b]	2,475,000	2,362,151
City Developments Ltd.	1,302,000	11,490,113
ComfortDelGro Corp. Ltd.	4,725,000	5,745,056
COSCO Corp. (Singapore) Ltd.	2,025,000	3,587,351
Creative Technology Ltd.	146,250	946,478
DBS Group Holdings Ltd.	2,878,000	40,072,822
Fraser and Neave Ltd.	2,016,150	6,431,647
Haw Par Corp. Ltd.	225,397	1,068,232
Jardine Cycle & Carriage Ltd.	358,000	3,042,327
Keppel Corp. Ltd.	1,433,000	16,674,228
Keppel Land Ltd.[a]	900,000	5,000,817
Neptune Orient Lines Ltd.[a]	1,125,000	2,117,993
Olam International Ltd.	1,800,000	2,906,357
Oversea-Chinese Banking Corp.	6,495,600	36,092,564
Parkway Holdings Ltd.	1,568,251	3,034,498
SembCorp Industries Ltd.	2,016,240	5,799,285
SembCorp Marine Ltd.[a]	1,350,000	3,071,090
Singapore Airlines Ltd.	1,350,000	13,943,455
Singapore Exchange Ltd.	2,025,000	9,001,471
Singapore Land Ltd.	224,000	1,332,505
Singapore Petroleum Co. Ltd.[a]	192,000	562,288
Singapore Post Ltd.	3,360,000	2,460,010
Singapore Press Holdings Ltd.	3,807,517	10,951,512
Singapore Technologies Engineering Ltd.[a]	3,360,000	7,116,457

Security	Shares or Principal	Value
Singapore Telecommunications Ltd.[a]	18,225,328	$38,124,562
SMRT Corp. Ltd.	1,800,000	1,706,161
STATS ChipPAC Ltd.[a,b]	3,375,000	3,265,240
Suntec REIT [a]	2,250,000	2,779,866
United Overseas Bank Ltd.	2,959,000	39,459,781
United Overseas Land Ltd.	1,350,000	4,394,836
Venture Corp. Ltd.	675,000	6,133,355
Want Want Holdings Ltd.	1,125,000	1,732,500
Wing Tai Holdings Ltd.	1,350,333	2,453,947

		325,186,446

TOTAL COMMON STOCKS (Cost: $2,046,041,611)		2,855,116,507

SHORT-TERM INVESTMENTS – 6.36%

CERTIFICATES OF DEPOSIT[c]– 0.30%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$1,950,475	1,950,475
Deutsche Bank AG
5.35%, 08/08/07	3,250,791	3,250,791
Washington Mutual Bank
5.33%, 03/19/07	3,250,791	3,250,791

		8,452,057

COMMERCIAL PAPER[c] – 1.41%
Amstel Funding Corp.
5.22%, 04/16/07 - 04/17/07[d]	1,236,744	1,228,379
BNP Paribas Finance Inc.
5.12%, 06/06/07	455,111	448,838
Bryant Park Funding LLC
5.27%, 03/06/07[d]	320,450	320,215
Cantabric Finance LLC
5.25%, 03/06/07[d]	1,040,253	1,039,495
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[d]	975,237	968,235
Concord Minutemen Capital Co. LLC
5.29%, 03/19/07[d]	662,732	660,979
Crown Point Capital Co. LLC
5.20%, 07/18/07[d]	1,502,060	1,471,902

56	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

February 28, 2007

Security	Principal	Value
Edison Asset Securitization LLC
5.21%, 04/11/07[d]	$538,890	$535,693
Five Finance Inc.
5.22%, 04/20/07[d]	598,146	593,809
General Electric Capital Corp.
5.12% - 5.20%, 06/04/07 - 07/17/07[d]	2,275,554	2,236,471
Giro Funding Corp.
5.25%, 03/05/07 - 03/12/07[d]	2,132,519	2,129,947
Grampian Funding LLC
5.14% - 5.23%, 04/23/07 - 06/06/07[d]	2,535,617	2,504,125
Harrier Finance Funding LLC
5.12%, 06/06/07[d]	1,300,316	1,282,395
Irish Permanent Treasury PLC
5.18%, 07/10/07	650,158	637,903
KKR Pacific Funding Trust
5.29%, 03/13/07[d]	1,625,395	1,622,529
Lexington Parker Capital Co. LLC
5.18% - 5.20%, 05/17/07 - 07/25/07[d]	1,642,924	1,614,960
Liberty Street Funding Corp.
5.27%, 03/06/07[d]	156,038	155,924
Lockhart Funding LLC
5.25%, 05/04/07 - 05/14/07[d]	2,933,462	2,905,597
Nationwide Building Society
5.21%, 04/13/07[d]	1,235,301	1,227,613
Nestle Capital Corp.
5.19%, 08/09/07	780,190	762,081
Sedna Finance Inc.
5.22%, 04/17/07[d]	741,180	736,129
Simba Funding Corp.
5.20%, 07/23/07[d]	1,300,316	1,273,270
Societe Generale
5.18%, 05/16/07	3,250,791	3,215,242
Thames Asset Global Securitization No. 1 Inc.
5.25% - 5.28%, 03/02/07 - 03/12/07[d]	4,953,633	4,948,843

Security	Shares or Principal	Value
Thornburg Mortgage Capital Resources LLC
5.28%, 03/12/07[d]	$951,832	$950,296
Three Pillars Funding Corp.
5.26%, 03/01/07- 03/12/07[d]	682,640	682,103
Tulip Funding Corp.
5.29%, 03/15/07[d]	2,496,100	2,490,965
Westpac Banking Corp.
5.20%, 07/12/07[d]	1,170,285	1,147,802
Zela Finance Inc.
5.20%, 07/16/07[d]	780,190	764,751

		40,556,491

MEDIUM-TERM NOTES[c] – 0.13%
Bank of America N.A.
5.28%, 04/20/07	325,079	325,079
Cullinan Finance Corp.
5.71%, 06/28/07[d]	975,237	975,237
K2 USA LLC
5.39%, 06/04/07[d]	975,237	975,237
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[d]	1,521,370	1,521,370

		3,796,923

MONEY MARKET FUNDS – 0.11%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[e,f]	3,176,265	3,176,265

		3,176,265

REPURCHASE AGREEMENTS[c]– 0.86%
Banc of America Securities LLC 5.36%, due 3/1/07, maturity value $2,601,020 (collateralized by non-U.S. Government debt securities, value $2,680,767, 5.50% to 7.70%, 9/15/09 to 5/1/19).	$2,600,633	2,600,633

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

February 28, 2007

Security	Principal	Value
Bear Stearns Companies Inc. (The) 5.37%, due 3/1/07, maturity value $1,950,766 (collateralized by non-U.S. Government debt securities, value $2,147,216, 0.00% to 9.20%, 10/17/18 to 11/25/52).	$1,950,475	$1,950,475
BNP Securities Corp. 5.36%, due 3/1/07, maturity value $130,051 (collateralized by non-U.S. Government debt securities, value $136,641, 5.43%, 3/15/08).	130,032	130,032
Citigroup Global Markets Holdings Inc. 5.36%, due 3/1/07, maturity value $1,950,765 (collateralized by non-U.S. Government debt securities, value $2,101,693, 0.00% to 10.00%, 5/27/33 to 8/25/46).	1,950,475	1,950,475
Citigroup Global Markets Holdings Inc. 5.36%, due 3/1/07, maturity value $2,601,020 (collateralized by non-U.S. Government debt securities, value $2,732,820, 4.91% to 6.31%, 10/25/33 to 8/25/46).	2,600,633	2,600,633
Citigroup Global Markets Holdings Inc. 5.42%, due 3/1/07, maturity value $1,430,563 (collateralized by non-U.S. Government debt securities, value $1,541,387, 0.00% to 10.00%, 5/27/33 to 8/25/46).	1,430,348	1,430,348

Security	Principal	Value
Citigroup Global Markets Holdings Inc. 5.46%, due 3/1/07, maturity value $780,308 (collateralized by non-U.S. Government debt securities, value $869,163, 0.00% to 10.00%, 5/27/33 to 2/28/37).	$780,190	$780,190
Goldman Sachs Group Inc. (The) 5.36%, due 3/1/07, maturity value $482,580 (collateralized by non-U.S. Government debt securities, value $507,034, 4.52% to 6.89%, 1/15/09 to 10/25/36).	482,508	482,508
Greenwich Capital Markets Inc. 5.46%, due 3/1/07, maturity value $5,462,157 (collateralized by non-U.S. Government debt securities, value $6,021,647, 0.00% to 10.00%, 4/1/07 to 12/31/49).	5,461,329	5,461,329
HSBC Securities Inc. 5.36%, due 3/1/07, maturity value $650,255 (collateralized by non-U.S. Government debt securities, value $683,249, 3.72% to 5.99%, 12/15/36 to 6/1/46).	650,158	650,158
JP Morgan Securities Inc. 5.41%, due 3/1/07, maturity value $325,128 (collateralized by non-U.S. Government debt securities, value $341,643, 6.25% to 9.56%, 5/15/11 to 2/1/30).	325,079	325,079

58	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

February 28, 2007

Security	Principal	Value
Merrill Lynch & Co. Inc. 5.36%, due 3/1/07, maturity value $1,300,510 (collateralized by non-U.S. Government debt securities, value $1,366,417, 1.63% to 14.50%, 5/1/07 to 9/18/37).	$1,300,316	$1,300,316
Morgan Stanley 5.36%, due 3/1/07, maturity value $1,300,510 (collateralized by non-U.S. Government debt securities, value $1,366,711, 0.00% to 10.00%, 3/1/07 to 2/28/37).	1,300,316	1,300,316
Morgan Stanley 5.51%, due 2/4/08, maturity value $956,752 (collateralized by non-U.S. Government debt securities, value $1,079,446, 0.00% to 10.00%, 3/1/07 to 2/28/37).[g]	910,221	910,221
Wachovia Capital 5.38%, due 3/1/07, maturity value $2,861,124 (collateralized by non-U.S. Government debt securities, value $3,006,103, 0.00% to 8.32%, 2/15/08 to 3/15/49).	2,860,696	2,860,696

		24,733,409

TIME DEPOSITS[c] – 0.26%
Bank of Nova Scotia
5.30%, 03/02/07	545,301	545,301
Chase Bank USA N.A.
5.38%, 03/01/07	1,950,475	1,950,475
Citibank N.A.
5.47%, 03/01/07	1,950,475	1,950,475
Deutsche Bank AG
5.38%, 03/01/07	3,054,066	3,054,066

		7,500,317

Security	Principal	Value

VARIABLE & FLOATING RATE NOTES[c]– 3.29%
Allstate Life Global Funding II
5.30% - 5.40%, 02/15/08 - 03/07/08[d]	$3,328,810	$3,329,141
American Express Centurion Bank 5.41%, 07/19/07	1,430,348	1,430,992
American Express Credit Corp. 5.42%, 03/05/08	390,095	390,285
AmeriCredit Automobile Receivables Trust 5.35%, 03/06/07	59,262	59,262
Arkle Master Issuer PLC
Series 2006-1A Class 1A
5.30%, 11/19/07[d]	975,237	975,237
ASIF Global Financing
5.40%, 05/03/07[d]	130,032	130,044
Australia & New Zealand
Banking Group Ltd.
5.32%, 02/22/08[d]	845,206	845,206
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 02/20/08[d]	1,885,459	1,885,512
Beta Finance Inc.
5.29% - 5.41%, 04/25/07 - 07/25/07[d]	3,315,807	3,315,867
BMW US Capital LLC
5.32%, 01/15/08[d]	1,300,316	1,300,316
BNP Paribas
5.33%, 11/19/07[d]	2,405,585	2,405,585
Brigantine High Grade
Funding Ltd.
5.40%, 09/05/07[d]	1,248,304	1,248,187
Carlyle Loan Investment Ltd.
5.37%, 04/13/07 - 07/15/07[d]	949,231	949,231
CC USA Inc.
5.36%, 07/30/07[d]	650,158	650,194
Commodore CDO Ltd.
5.44%, 12/12/07[d]	325,079	325,079
Credit Agricole SA
5.33%, 11/23/07	1,300,316	1,300,316

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

February 28, 2007

Security	Principal	Value
Credit Suisse First Boston NY
5.36%, 04/24/07	$650,158	$650,162
Cullinan Finance Corp.
5.36%, 04/25/07[d]	325,079	325,079
DaimlerChrysler Auto Trust
Series 2006-C Class A1
5.33%, 10/08/07[d]	99,745	99,745
DEPFA Bank PLC
5.40%, 12/14/07[d]	1,300,316	1,300,316
Dorada Finance Inc.
5.33% - 5.41%, 06/27/07 - 07/17/07[d]	1,495,364	1,495,389
Eli Lilly Services Inc.
5.31%, 03/01/07[d]	867,961	867,961
Fifth Third Bancorp
5.32%, 02/22/08[d]	2,600,633	2,600,633
Five Finance Inc.
5.31% - 5.37%, 06/29/07 - 07/13/07[d]	845,206	845,163
General Electric Capital Corp.
5.28% - 5.45%, 07/09/07 - 02/22/08[d]	1,365,332	1,365,467
Granite Master Issuer PLC
5.29%, 08/20/07[d]	4,551,107	4,551,107
Harrier Finance Funding LLC
5.29% - 5.36%, 07/25/07 - 08/15/07[d]	1,690,411	1,690,420
Hartford Life Global Funding Trust
5.36% - 5.40%, 07/13/07 - 03/14/08	1,950,475	1,950,599
HBOS Treasury Services PLC
5.46%, 01/24/08[d]	1,300,316	1,300,316
Holmes Financing PLC
5.29%, 07/16/07[d]	2,275,554	2,275,554
JP Morgan Securities Inc.
5.40%, 11/16/07	2,600,633	2,600,633
JPMorgan Chase & Co.
5.29% - 5.45%, 07/27/07 - 02/29/08[g]	3,575,870	3,575,870

Security	Principal	Value
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[d]	$975,237	$975,221
Kestrel Funding LLC
5.30%, 07/11/07[d]	520,127	520,106
Kommunalkredit Austria AG
5.32%, 02/08/08[d]	780,190	780,190
Leafs LLC
5.32%, 01/22/08[d]	1,259,838	1,259,838
Links Finance LLC
5.28% - 5.35%, 05/10/07 - 05/16/07[d]	1,430,348	1,430,319
Lothian Mortgages Master
Issuer PLC
5.29%, 04/24/07[d]	458,429	458,429
Marshall & Ilsley Bank
5.32%, 02/15/08	715,174	715,174
Master Funding LLC
5.35%, 04/25/07 - 05/25/07[d]	2,353,222	2,353,222
Merrill Lynch & Co. Inc.
5.46%, 05/30/07[g]	1,430,348	1,430,348
Metropolitan Life Global Funding I
5.33%, 03/06/08[d]	1,950,475	1,950,475
Metropolitan Life Insurance
Funding Agreement
5.44%, 08/01/07[d,g]	130,032	130,032
Mound Financing PLC
5.29%, 05/08/07[d]	1,222,297	1,222,297
Natexis Banques Populaires
5.33% - 5.35%, 06/20/07 - 02/08/08[d]	2,080,506	2,080,482
National City Bank of Indiana
5.34%, 05/21/07	650,158	650,170
Nationwide Building Society
5.37% - 5.48%, 07/20/07 - 01/28/08[d]	4,291,044	4,291,526
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08[d]	1,303,567	1,303,394
Northern Rock PLC
5.38%, 02/01/08[d]	1,560,380	1,560,409

60	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

February 28, 2007

Security	Principal	Value
Northlake CDO I
5.42%, 09/06/07[d]	$390,095	$390,095
Pricoa Global Funding I
5.31%, 02/27/08[d]	1,755,427	1,755,427
Sedna Finance Inc.
5.32% - 5.34%, 05/25/07 - 08/21/07[d]	1,885,459	1,885,445
Skandinaviska Enskilda Banken
5.32%, 02/15/08[d]	1,300,316	1,300,316
Strips III LLC
5.37%, 07/24/07[d]	264,592	264,592
SunTrust Bank
5.29%, 05/01/07	1,300,316	1,300,328
Tango Finance Corp.
5.27% - 5.34%, 04/25/07 - 07/16/07[d]	3,172,772	3,172,668
Union Hamilton Special
Funding LLC
5.36% - 5.37%, 03/28/07 - 06/21/07[d]	2,145,522	2,145,522
Wachovia Asset
Securitization Inc.
5.31%, 03/25/07[d]	1,467,822	1,467,822
Wachovia Bank N.A.
5.36%, 05/22/07	2,600,633	2,600,633
Wal-Mart Stores Inc.
5.50%, 07/16/07[d]	975,237	975,484
Wells Fargo & Co.
5.33%, 11/15/07[d]	650,158	650,184
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[d]	975,237	975,241
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07[d]	3,900,949	3,900,600

Security	Principal	Value
Wind Master Trust
5.31%, 07/25/07[d]	$520,127	$520,127

		94,450,984

TOTAL SHORT-TERM INVESTMENTS (Cost: $182,666,446)		182,666,446

TOTAL INVESTMENTS IN SECURITIES – 105.83% (Cost: $2,228,708,057)		3,037,782,953

Other Assets, Less Liabilities – (5.83)%		(167,353,477)

NET ASSETS – 100.00%		$2,870,429,476

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[d]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited)

iSHARES® MSCI SINGAPORE INDEX FUND

February 28, 2007

Security	Shares	Value

COMMON STOCKS – 99.90%

AIRLINES – 4.41%
Singapore Airlines Ltd.	6,405,000	$66,153,947

		66,153,947

BANKS – 35.19%
DBS Group Holdings Ltd.	13,007,000	181,107,436
Oversea-Chinese Banking Corp.	28,638,000	159,126,001
United Overseas Bank Ltd.	14,091,000	187,910,704

		528,144,141

BEVERAGES – 2.18%
Fraser and Neave Ltd.	10,248,000	32,691,773

		32,691,773

COMPUTERS – 0.30%
Creative Technology Ltd.[a]	704,550	4,559,598

		4,559,598

DISTRIBUTION & WHOLESALE – 0.82%
Jardine Cycle & Carriage Ltd.	1,442,000	12,254,290

		12,254,290

DIVERSIFIED FINANCIAL SERVICES – 2.69%
Singapore Exchange Ltd.	9,096,000	40,433,273

		40,433,273

ELECTRONICS – 1.64%
Venture Corp. Ltd.	2,710,000	24,624,285

		24,624,285

ENGINEERING & CONSTRUCTION – 3.89%
SembCorp Industries Ltd.	8,967,000	25,791,665
Singapore Technologies Engineering Ltd.[a]	15,372,000	32,557,791

		58,349,456

FOOD – 1.36%
Olam International Ltd.[a]	7,686,000	12,410,146
Want Want Holdings Ltd.[a]	5,170,000	7,961,800

		20,371,946

HEALTH CARE - SERVICES – 0.92%
Parkway Holdings Ltd.[a]	7,138,500	13,812,688

		13,812,688

HOLDING COMPANIES - DIVERSIFIED – 5.67%
Haw Par Corp. Ltd.	1,281,000	6,071,090
Keppel Corp. Ltd.	5,887,000	68,500,474

Security	Shares	Value
Noble Group Ltd.[a]	11,529,000	$10,551,136

		85,122,700

MEDIA – 3.44%
Singapore Press Holdings Ltd.	17,940,000	51,600,588

		51,600,588

OIL & GAS – 0.25%
Singapore Petroleum Co. Ltd.[a]	1,281,000	3,751,515

		3,751,515

REAL ESTATE – 14.21%
Allgreen Properties Ltd.[a]	7,686,000	7,938,473
CapitaCommercial Trust[a]	11,529,000	21,253,002
CapitaLand Ltd.[a]	14,097,000	64,506,619
City Developments Ltd.	6,405,000	56,523,942
Keppel Land Ltd.[a]	3,944,000	21,914,692
Singapore Land Ltd.	1,860,000	11,064,553
UOL Group Ltd.	6,405,000	20,851,054
Wing Tai Holdings Ltd.[a]	5,124,000	9,311,796

		213,364,131

REAL ESTATE INVESTMENT TRUSTS – 3.80%
Ascendas Real Estate
Investment Trust[a]	11,529,000	18,238,392
CapitaMall Trust
Management Ltd.[a]	10,748,000	24,590,946
Suntec REIT[a]	11,529,000	14,244,033

		57,073,371

SEMICONDUCTORS – 1.72%
Chartered Semiconductor
Manufacturing Ltd.[a,b]	11,529,000	11,003,328
STATS ChipPAC Ltd.[a,b]	15,372,000	14,872,077

		25,875,405

SHIPBUILDING – 0.97%
SembCorp Marine Ltd.[a]	6,405,000	14,570,616

		14,570,616

TELECOMMUNICATIONS – 11.78%
Singapore Telecommunications Ltd.[a]	84,558,568	176,883,424

		176,883,424

62	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SINGAPORE INDEX FUND

February 28, 2007

Security	Shares or Principal	Value
TRANSPORTATION – 4.66%
ComfortDelGro Corp. Ltd.	20,502,000	$24,928,073
COSCO Corp. (Singapore) Ltd.	8,967,000	15,885,321
Neptune Orient Lines Ltd.[a]	5,124,000	9,646,753
Singapore Post Ltd.[a]	16,653,000	12,192,424
SMRT Corp. Ltd.	7,686,000	7,285,308

		69,937,879

TOTAL COMMON STOCKS (Cost: $1,265,195,809)		1,499,575,026

SHORT-TERM INVESTMENTS – 11.40%

CERTIFICATES OF DEPOSIT[c]– 0.53%
Credit Suisse First Boston NY
5.28% - 5.43%,
04/23/07 - 08/21/07	$1,845,971	1,845,971
Deutsche Bank AG
5.35%, 08/08/07	3,076,619	3,076,619
Washington Mutual Bank
5.33%, 03/19/07	3,076,619	3,076,619

		7,999,209
COMMERCIAL PAPER[c] – 2.56%
Amstel Funding Corp.
5.22%, 04/16/07 - 04/17/07[d]	1,170,481	1,162,569
BNP Paribas Finance Inc.
5.12%, 06/06/07	430,727	424,790
Bryant Park Funding LLC
5.27%, 03/06/07[d]	303,281	303,059
Cantabric Finance LLC
5.25%, 03/06/07[d]	984,518	983,800
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[d]	922,986	916,358
Concord Minutemen
Capital Co. LLC
5.29%, 03/19/07[d]	627,224	625,565
Crown Point Capital Co. LLC
5.20%, 07/18/07[d]	1,421,582	1,393,040
Edison Asset Securitization LLC
5.21%, 04/11/07[d]	510,017	506,991
Five Finance Inc.
5.22%, 04/20/07[d]	566,098	561,994

Security	Principal	Value
General Electric Capital Corp.
5.12% - 5.20%,
06/04/07 - 07/17/07[d]	$2,153,633	$2,116,643
Giro Funding Corp.
5.25%, 03/05/07 - 03/12/07[d]	2,018,262	2,015,828
Grampian Funding LLC
5.14% - 5.23%,
04/23/07 - 06/06/07[d]	2,399,762	2,369,957
Harrier Finance Funding LLC
5.12%, 06/06/07[d]	1,230,647	1,213,687
Irish Permanent Treasury PLC
5.18%, 07/10/07	615,324	603,725
KKR Pacific Funding Trust
5.29%, 03/13/07[d]	1,538,309	1,535,597
Lexington Parker Capital
Co. LLC
5.18% - 5.20%,
05/17/07 - 07/25/07[d]	1,554,898	1,528,433
Liberty Street Funding Corp.
5.27%, 03/06/07[d]	147,678	147,570
Lockhart Funding LLC
5.25%, 05/04/07 - 05/14/07[d]	2,776,291	2,749,920
Nationwide Building Society
5.21%, 04/13/07[d]	1,169,115	1,161,840
Nestle Capital Corp.
5.19%, 08/09/07	738,388	721,250
Sedna Finance Inc.
5.22%, 04/17/07[d]	701,469	696,688
Simba Funding Corp.
5.20%, 07/23/07[d]	1,230,647	1,205,050
Societe Generale
5.18%, 05/16/07	3,076,619	3,042,974
Thames Asset Global
Securitization No. 1 Inc.
5.25% - 5.28%,
03/02/07 - 03/12/07[d]	4,688,225	4,683,691
Thornburg Mortgage
Capital Resources LLC
5.28%, 03/12/07[d]	900,834	899,381
Three Pillars Funding Corp.
5.26%, 03/01/07 - 03/12/07[d]	646,065	645,556

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SINGAPORE INDEX FUND

February 28, 2007

Security	Shares or Principal	Value
Tulip Funding Corp.
5.29%, 03/15/07[d]	$2,362,363	$2,357,503
Westpac Banking Corp.
5.20%, 07/12/07[d]	1,107,583	1,086,305
Zela Finance Inc.
5.20%, 07/16/07[d]	738,388	723,777

		38,383,541

MEDIUM-TERM NOTES[c] – 0.24%
Bank of America N.A.
5.28%, 04/20/07	307,662	307,662
Cullinan Finance Corp.
5.71%, 06/28/07[d]	922,986	922,986
K2 USA LLC
5.39%, 06/04/07[d]	922,986	922,986
Sigma Finance Inc.
5.13% - 5.51%,
03/30/07 - 06/18/07[d]	1,439,858	1,439,858

		3,593,492

MONEY MARKET FUNDS – 0.08%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.30%[e,f]	1,244,278	1,244,278

		1,244,278

REPURCHASE AGREEMENTS[c]– 1.56%
Banc of America Securities LLC 5.36%, due 3/1/07, maturity value $ 2,461,661 (collateralized by non-U.S. Government debt securities, value $2,537,135, 5.50% to 7.70%, 9/15/09 to 5/1/19).	$2,461,295	2,461,295
Bear Stearns Companies Inc. (The) 5.37%, due 3/1/07, maturity value $1,846,246 (collateralized by non-U.S. Government debt securities, value $2,032,172, 0.00% to 9.20%, 10/17/18 to 11/25/52).	1,845,971	1,845,971

Security	Principal	Value
BNP Securities Corp. 5.36%, due 3/1/07, maturity value $123,083 (collateralized by non-U.S. Government debt securities, value $129,320, 5.43%, 3/15/08).	$123,065	$123,065
Citigroup Global Markets Holdings Inc. 5.36%, due 3/1/07, maturity value $1,846,246 (collateralized by non-U.S. Government debt securities, value $1,989,088, 0.00% to 10.00%, 5/27/33 to 8/25/46).	1,845,971	1,845,971
Citigroup Global Markets Holdings Inc. 5.36%, due 3/1/07, maturity value $2,461,661 (collateralized by non-U.S. Government debt securities, value $2,586,400, 4.91% to 6.31%, 10/25/33 to 8/25/46).	2,461,295	2,461,295
Citigroup Global Markets Holdings Inc. 5.42%, due 3/1/07, maturity value $1,353,916 (collateralized by non-U.S. Government debt securities, value $1,458,802, 0.00% to 10.00%, 5/27/33 to 8/25/46).	1,353,712	1,353,712
Citigroup Global Markets Holdings Inc. 5.46%, due 3/1/07, maturity value $738,500 (collateralized by non-U.S. Government debt securities, value $822,594, 0.00% to 10.00%, 5/27/33 to 2/28/37).	738,388	738,388

64	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SINGAPORE INDEX FUND

February 28, 2007

Security	Principal	Value
Goldman Sachs Group Inc. (The) 5.36%, due 3/1/07, maturity value $456,724 (collateralized by non-U.S. Government debt securities, value $479,868, 4.52% to 6.89%, 1/15/09 to 10/25/36).	$456,656	$456,656
Greenwich Capital Markets Inc. 5.46%, due 3/1/07, maturity value $5,169,503 (collateralized by non-U.S. Government debt securities, value $5,699,017, 0.00% to 10.00%, 4/1/07 to 12/31/49).	5,168,719	5,168,719
HSBC Securities Inc. 5.36%, due 3/1/07, maturity value $615,416 (collateralized by non-U.S. Government debt securities, value $646,641, 3.72% to 5.99%, 12/15/36 to 6/1/46).	615,324	615,324
JP Morgan Securities Inc. 5.41%, due 3/1/07, maturity value $307,708 (collateralized by non-U.S. Government debt securities, value $323,339, 6.25% to 9.56%, 5/15/11 to 2/1/30).	307,662	307,662
Merrill Lynch & Co. Inc. 5.36%, due 3/1/07, maturity value $1,230,830 (collateralized by non-U.S. Government debt securities, value $1,293,206, 1.63% to 14.50%, 5/1/07 to 9/18/37).	1,230,647	1,230,647

Security	Principal	Value
Morgan Stanley 5.36%, due 3/1/07, maturity value $1,230,830 (collateralized by non-U.S. Government debt securities, value $1,293,485, 0.00% to 10.00%, 3/1/07 to 2/28/37).	$1,230,647	$1,230,647
Morgan Stanley 5.51%, due 2/4/08, maturity value $905,491 (collateralized by non-U.S. Government debt securities, value $1,021,611, 0.00% to 10.00%, 3/1/07 to 2/28/37).[g]	861,453	861,453
Wachovia Capital 5.38%, due 3/1/07, maturity value $2,707,829 (collateralized by non-U.S. Government debt securities, value $2,845,040, 0.00% to 8.32%, 2/15/08 to 3/15/49).	2,707,424	2,707,424

		23,408,229

TIME DEPOSITS[c] – 0.47%
Bank of Nova Scotia
5.30%, 03/02/07	516,084	516,084
Chase Bank USA N.A.
5.38%, 03/01/07	1,845,971	1,845,971
Citibank N.A.
5.47%, 03/01/07	1,845,971	1,845,971
Deutsche Bank AG
5.38%, 03/01/07	2,890,434	2,890,434

		7,098,460

VARIABLE & FLOATING RATE NOTES[c] – 5.96%
Allstate Life Global Funding II
5.30% - 5.40%,
02/15/08 - 03/07/08[d]	3,150,457	3,150,770
American Express Centurion Bank
5.41%, 07/19/07	1,353,712	1,354,322

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SINGAPORE INDEX FUND

February 28, 2007

Security	Principal	Value
American Express Credit Corp.
5.42%, 03/05/08	$369,194	$369,374
AmeriCredit Automobile
Receivables Trust
5.35%, 03/06/07	56,086	56,086
Arkle Master Issuer PLC
Series 2006-1A Class 1A
5.30%, 11/19/07[d]	922,986	922,986
ASIF Global Financing
5.40%, 05/03/07[d]	123,065	123,076
Australia & New Zealand
Banking Group Ltd.
5.32%, 02/22/08[d]	799,921	799,921
Bank of Ireland
5.30% - 5.32%,
08/14/07 - 02/20/08[d]	1,784,439	1,784,490
Beta Finance Inc.
5.29% - 5.41%,
04/25/07 - 07/25/07[d]	3,138,151	3,138,208
BMW US Capital LLC
5.32%, 01/15/08[d]	1,230,647	1,230,647
BNP Paribas
5.33%, 11/19/07[d]	2,276,698	2,276,698
Brigantine High Grade
Funding Ltd.
5.40%, 09/05/07[d]	1,181,422	1,181,311
Carlyle Loan Investment Ltd.
5.37%, 04/13/07 - 07/15/07[d]	898,373	898,373
CC USA Inc.
5.36%, 07/30/07[d]	615,324	615,358
Commodore CDO Ltd.
5.44%, 12/12/07[d]	307,662	307,662
Credit Agricole SA
5.33%, 11/23/07	1,230,647	1,230,647
Credit Suisse First Boston NY
5.36%, 04/24/07	615,324	615,328
Cullinan Finance Corp.
5.36%, 04/25/07[d]	307,662	307,662
DaimlerChrysler Auto Trust
Series 2006-C Class A1
5.33%, 10/08/07[d]	94,401	94,401
DEPFA Bank PLC
5.40%, 12/14/07[d]	1,230,647	1,230,647

Security	Principal	Value
Dorada Finance Inc.
5.33% - 5.41%,
06/27/07 - 07/17/07[d]	$1,415,245	$1,415,268
Eli Lilly Services Inc.
5.31%, 03/01/07[d]	821,457	821,457
Fifth Third Bancorp
5.32%, 02/22/08[d]	2,461,295	2,461,295
Five Finance Inc.
5.31% - 5.37%,
06/29/07 - 07/13/07[d]	799,921	799,881
General Electric Capital Corp.
5.28% - 5.45%,
07/09/07 - 02/22/08[d]	1,292,180	1,292,306
Granite Master Issuer PLC
5.29%, 08/20/07[d]	4,307,266	4,307,266
Harrier Finance Funding LLC
5.29% - 5.36%,
07/25/07 - 08/15/07[d]	1,599,842	1,599,851
Hartford Life Global Funding Trust
5.36% - 5.40%,
07/13/07 - 03/14/08	1,845,971	1,846,089
HBOS Treasury Services PLC
5.46%, 01/24/08[d]	1,230,647	1,230,647
Holmes Financing PLC
5.29%, 07/16/07[d]	2,153,633	2,153,633
JP Morgan Securities Inc.
5.40%, 11/16/07	2,461,295	2,461,295
JPMorgan Chase & Co.
5.29% - 5.45%,
07/27/07 - 02/29/08[g]	3,384,280	3,384,281
K2 USA LLC
5.20% - 5.33%,
04/02/07 - 06/28/07[d]	922,986	922,970
Kestrel Funding LLC
5.30%, 07/11/07[d]	492,259	492,240
Kommunalkredit Austria AG
5.32%, 02/08/08[d]	738,388	738,388
Leafs LLC
5.32%, 01/22/08[d]	1,192,337	1,192,337
Links Finance LLC
5.28% - 5.35%,
05/10/07 - 05/16/07[d]	1,353,712	1,353,685

66	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SINGAPORE INDEX FUND

February 28, 2007

Security	Principal	Value
Lothian Mortgages Master
Issuer PLC
5.29%, 04/24/07[d]	$433,867	$433,867
Marshall & Ilsley Bank
5.32%, 02/15/08	676,856	676,856
Master Funding LLC
5.35%, 04/25/07 - 05/25/07[d]	2,227,140	2,227,140
Merrill Lynch & Co. Inc.
5.46%, 05/30/07[g]	1,353,712	1,353,712
Metropolitan Life Global Funding I
5.33%, 03/06/08[d]	1,845,971	1,845,971
Metropolitan Life Insurance
Funding Agreement
5.44%, 08/01/07[d,g]	123,065	123,065
Mound Financing PLC
5.29%, 05/08/07[d]	1,156,809	1,156,809
Natexis Banques Populaires
5.33% - 5.35%,
06/20/07 - 02/08/08[d]	1,969,036	1,969,013
National City Bank of Indiana
5.34%, 05/21/07	615,324	615,335
Nationwide Building Society
5.37% - 5.48%,
07/20/07 - 01/28/08[d]	4,061,136	4,061,594
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08[d]	1,233,724	1,233,560
Northern Rock PLC
5.38%, 02/01/08[d]	1,476,777	1,476,805
Northlake CDO I
5.42%, 09/06/07[d]	369,194	369,194
Pricoa Global Funding I
5.31%, 02/27/08[d]	1,661,374	1,661,374
Sedna Finance Inc.
5.32% - 5.34%,
05/25/07 - 08/21/07[d]	1,784,439	1,784,425
Skandinaviska Enskilda Banken
5.32%, 02/15/08[d]	1,230,647	1,230,647
Strips III LLC
5.37%, 07/24/07[d]	250,415	250,415
SunTrust Bank
5.29%, 05/01/07	1,230,647	1,230,658

Security	Principal	Value
Tango Finance Corp.
5.27% - 5.34%,
04/25/07 - 07/16/07[d]	$3,002,780	$3,002,680
Union Hamilton Special
Funding LLC
5.36% - 5.37%,
03/28/07 - 06/21/07[d]	2,030,568	2,030,568
Wachovia Asset
Securitization Inc.
5.31%, 03/25/07[d]	1,389,178	1,389,178
Wachovia Bank N.A.
5.36%, 05/22/07	2,461,295	2,461,295
Wal-Mart Stores Inc.
5.50%, 07/16/07[d]	922,986	923,219
Wells Fargo & Co.
5.33%, 11/15/07[d]	615,324	615,348
WhistleJacket Capital Ltd.
5.28% - 5.35%,
04/18/07 - 06/13/07[d]	922,986	922,989
White Pine Finance LLC
5.28% - 5.32%,
05/22/07 - 08/20/07[d]	3,691,942	3,691,611
Wind Master Trust
5.31%, 07/25/07[d]	492,259	492,259

		89,390,443

TOTAL SHORT-TERM INVESTMENTS (Cost: $171,117,652)		171,117,652

TOTAL INVESTMENTS IN SECURITIES – 111.30% (Cost: $1,436,313,461)		1,670,692,678

Other Assets, Less Liabilities – (11.30)%		(169,674,860)

NET ASSETS – 100.00%		$1,501,017,818

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[d]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH AFRICA INDEX FUND

February 28, 2007

Security	Shares	Value

COMMON STOCKS – 99.95%

BANKS – 14.79%
FirstRand Ltd.	4,959,628	$16,331,389
Nedbank Group Ltd.	357,182	6,617,392
Standard Bank Group Ltd.	2,162,498	29,880,666

		52,829,447

BUILDING MATERIALS – 0.39%
Pretoria Portland Cement Co. Ltd.	23,870	1,381,272

		1,381,272

DIVERSIFIED FINANCIAL SERVICES – 2.24%
African Bank Investments Ltd.	833,218	3,161,813
Alexander Forbes Ltd.[a]	631,284	1,427,773
Investec Ltd.	291,648	3,428,417

		8,018,003

ELECTRONICS – 0.91%
Reunert Ltd.	309,318	3,253,382

		3,253,382

ENGINEERING & CONSTRUCTION – 2.15%
Aveng Ltd.	697,996	3,790,692
Murray & Roberts Holdings Ltd.	526,070	3,876,831

		7,667,523

FOOD – 3.24%
Shoprite Holdings Ltd.	764,150	2,836,683
SPAR Group Ltd. (The)	300,762	1,861,232
Tiger Brands Ltd.	286,688	6,882,120

		11,580,035

FOREST PRODUCTS & PAPER – 1.42%
Sappi Ltd.	360,220	5,076,451

		5,076,451

HEALTH CARE – PRODUCTS – 0.51%
Aspen Pharmacare Holdings Ltd.[a]	377,394	1,827,481

		1,827,481

HEALTH CARE - SERVICES – 1.23%
Network Healthcare Holdings Ltd.[a]	2,265,666	4,392,214

		4,392,214

HOLDING COMPANIES - DIVERSIFIED – 7.81%
AVI Ltd.	561,658	1,544,438
Barloworld Ltd.	354,454	8,450,404
Bidvest Group Ltd.	459,668	8,911,112

Security	Shares	Value
Imperial Holdings Ltd.[a]	330,522	$7,452,684
Tongaat-Hulett Group Ltd.	93,868	1,548,700

		27,907,338

HOME FURNISHINGS – 2.07%
Lewis Group Ltd.	168,888	1,578,978
Steinhoff International
Holdings Ltd.	1,618,882	5,798,176

		7,377,154

INSURANCE – 4.13%
Liberty Group Ltd.	195,672	2,152,223
Metropolitan Holdings Ltd.	983,320	2,054,977
Sanlam Ltd.	4,040,974	10,528,434

		14,735,634

IRON & STEEL – 2.04%
Kumba Iron Ore Ltd.[a]	109,492	1,919,381
Mittal Steel South Africa Ltd.	354,392	5,352,448

		7,271,829

MEDIA – 3.55%
Naspers Ltd.	538,284	12,692,410

		12,692,410

MINING – 22.59%
Anglo Platinum Ltd.	116,126	16,445,050
AngloGold Ashanti Ltd.	267,158	11,570,370
Gold Fields Ltd.	1,071,546	18,409,854
Harmony Gold Mining Co. Ltd.[a]	597,432	7,950,372
Impala Platinum Holdings Ltd.	928,760	26,305,055

		80,680,701

OIL & GAS – 9.40%
Sasol Ltd.	1,047,552	33,558,304

		33,558,304

PACKAGING & CONTAINERS – 1.24%
Consol Ltd.	561,782	1,479,126
Nampak Ltd.	919,832	2,940,356

		4,419,482

REAL ESTATE – 0.44%
Allan Gray Property Trust	1,771,464	1,558,765

		1,558,765

68	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH AFRICA INDEX FUND

February 28, 2007

Security	Shares	Value

RETAIL – 7.88%
Edgars Consolidated Stores Ltd.	888,336	$5,410,650
Ellerine Holdings Ltd.	183,086	2,016,305
Foschini Ltd.	359,600	3,219,605
JD Group Ltd.	314,464	3,925,774
Massmart Holdings Ltd.	353,028	4,072,299
Pick’n Pay Stores Ltd.	388,306	1,754,325
Truworths International Ltd.	810,774	3,790,070
Woolworths Holdings Ltd.	1,409,694	3,946,128

		28,135,156

TELECOMMUNICATIONS – 11.30%
MTN Group Ltd.	2,353,582	28,476,100
Telkom South Africa Ltd.	529,480	11,866,036

		40,342,136

TRANSPORTATION – 0.62%
Grindrod Ltd.	580,382	1,376,485
Super Group Ltd.	492,528	846,466

		2,222,951

TOTAL COMMON STOCKS (Cost: $346,621,973)		356,927,668

SHORT-TERM INVESTMENTS – 0.00%

MONEY MARKET FUNDS – 0.00%
Barclays Global Investors Funds Institutional
Money Market Fund,
Institutional Shares
5.30%[b,c]	2,130	2,130

		2,130

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,130)		2,130

TOTAL INVESTMENTS IN SECURITIES – 99.95% (Cost: $346,624,103)		356,929,798

Other Assets, Less Liabilities – 0.05%		170,315

NET ASSETS – 100.00%		$357,100,113

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH KOREA INDEX FUND

February 28, 2007

Security	Shares	Value

COMMON STOCKS – 96.44%

ADVERTISING – 0.20%
Cheil Communications Inc.[a]	13,500	$3,268,557

		3,268,557

AEROSPACE& DEFENSE – 0.42%
Hanjin Heavy Industries & Construction Co. Ltd.	222,750	6,977,939

		6,977,939

AGRICULTURE – 1.88%
KT&G Corp.	517,725	31,282,311

		31,282,311

AIRLINES – 0.53%
Asiana Airlines Inc.	418,500	2,755,335
Korean Air Co. Ltd.	170,392	6,052,472

		8,807,807

APPAREL – 0.15%
LG Fashion Corp.	109,954	2,487,013

		2,487,013

AUTO MANUFACTURERS – 3.73%
Hyundai Motor Co. Ltd.	702,000	51,436,763
Kia Motors Corp.[a,b]	837,000	10,799,140

		62,235,903

AUTO PARTS & EQUIPMENT – 1.78%
Hankook Tire Co. Ltd.	486,000	7,947,754
Hyundai Mobis	263,256	21,805,212

		29,752,966

BANKS – 9.58%
Daegu Bank	540,000	9,203,568
Kookmin Bank	1,525,509	137,371,948
Korea Exchange Bank[a]	445,500	6,410,242
Pusan Bank	486,000	6,734,947

		159,720,705

BEVERAGES – 0.26%
Hite Brewery Co. Ltd.	40,500	4,365,244

		4,365,244

CHEMICALS – 2.02%
Hanwha Chemical Corp.	222,750	3,169,640
Honam Petrochemical Corp.[b]	60,750	5,225,390
KCC Corp.	20,250	5,483,434

Security	Shares	Value
Korea Zinc Co. Ltd.[a]	60,750	$5,922,109
LG Chem Ltd.	202,500	9,354,094
LG Petrochemical Co. Ltd.	94,515	2,955,789
Samsung Fine Chemicals Co. Ltd.[a]	60,750	1,619,226

		33,729,682

COMMERCIAL SERVICES – 0.23%
S1 Corp.	94,500	3,773,176

		3,773,176

COSMETICS & PERSONAL CARE – 0.60%
AmorePacific Corp.	15,250	8,971,541
Pacific Corp.	6,759	1,022,786

		9,994,327

DISTRIBUTION & WHOLESALE – 1.89%
Daewoo International Corp.	195,750	7,795,078
Hyosung Corp.	5	148
LG International Corp.	145,715	3,172,090
Samsung Corp.	627,750	20,598,359

		31,565,675

DIVERSIFIED FINANCIAL SERVICES – 8.58%
Daewoo Securities Co. Ltd.[a]	526,500	9,728,257
Daishin Securities Co. Ltd.[a]	168,750	3,879,620
Hana Financial Group Inc.	519,751	27,596,421
Hyundai Securities Co. Ltd.	499,500	6,868,987
Korea Investment Holdings Co. Ltd.	168,755	8,422,518
Mirae Asset Securities Co. Ltd.[a]	60,750	4,386,747
Mirae Asset Securities Co. Ltd. Rights[c]	12,318	235,451
Samsung Securities Co.[a]	243,000	13,547,308
Shinhan Financial Group Ltd.	972,000	54,808,538
Tong Yang Investment Bank[b]	371,250	4,100,032
Woori Investment & Securities Co.[a]	425,250	9,483,116

		143,056,995

ELECTRIC – 3.00%
Korea Electric Power Corp.	1,188,000	49,957,311

		49,957,311

ELECTRICAL COMPONENTS & EQUIPMENT – 20.27%
LG Electronics Inc.	472,506	29,954,984
LS Cable Ltd.	87,750	3,186,843

70	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

February 28, 2007

Security	Shares	Value
Samsung Electronics Co. Ltd.	506,250	$304,814,431

		337,956,258

ELECTRONICS – 3.02%
Daeduck Electronics Co. Ltd.[a]	438,751	3,573,559
Hyundai Autonet Co. Ltd.[a]	445,500	3,491,335
LG.Philips LCD Co. Ltd.[b]	445,500	14,641,845
Samsung Electro-Mechanics Co. Ltd.[a]	438,750	16,516,606
Samsung SDI Co. Ltd.[a]	182,250	12,211,931

		50,435,276

ENGINEERING & CONSTRUCTION – 3.39%
Daelim Industrial Co. Ltd.	114,750	9,809,255
Daewoo Engineering & Construction Co. Ltd.[a]	702,000	14,238,293
GS Engineering & Construction Corp.	162,000	14,794,520
Hyundai Engineering & Construction Co. Inc.[b]	175,500	9,579,165
Samsung Engineering Co. Ltd.	148,500	8,105,448

		56,526,681

ENVIRONMENTAL CONTROL – 0.32%
Woongjin Coway Co. Ltd.	189,000	5,268,398

		5,268,398

FOOD – 1.23%
CJ Corp.[a]	87,750	9,094,616
Lotte Confectionery Co. Ltd.	3,500	4,493,469
Nong Shim Co. Ltd.[a]	13,502	3,713,516
ORION Corp.	13,509	3,292,254

		20,593,855

HOME BUILDERS – 1.05%
Hyundai Development Co.	290,257	17,568,917

		17,568,917

HOUSEHOLD PRODUCTS & WARES – 0.39%
LG Household & Health Care Ltd.[a]	54,000	6,537,114

		6,537,114

INSURANCE – 2.69%
Dongbu Insurance Co. Ltd.	175,500	4,780,264
Hyundai Marine &
Fire Insurance Co. Ltd.	330,750	4,495,699

Security	Shares	Value
Korean Reinsurance Co.	337,500	$4,694,967
Samsung Fire & Marine Insurance Co. Ltd.	175,500	30,936,604

		44,907,534

INTERNET – 1.86%
Daum Communications Corp.[a,b]	51,975	3,604,086
NCsoft Corp.[a,b]	67,500	3,727,302
NHN Corp.[b]	172,800	23,671,233

		31,002,621

IRON & STEEL – 7.82%
Dongkuk Steel Mill Co. Ltd.	155,261	3,808,569
POSCO[a]	337,500	126,513,221

		130,321,790

LODGING – 0.56%
Kangwon Land Inc.[a]	486,002	9,263,816

		9,263,816

MACHINERY- DIVERSIFIED – 0.37%
Doosan Infracore Co. Ltd.	290,250	6,118,151

		6,118,151

MANUFACTURING – 0.51%
Cheil Industries Inc.	209,250	8,588,205

		8,588,205

MINING – 0.11%
Poongsan Corp.	87,768	1,812,772

		1,812,772

MULTIPLE UTILITIES – 0.72%
KT Freetel Co. Ltd.	438,750	12,020,548

		12,020,548

OIL & GAS – 3.39%
SK Corp.[a]	492,750	41,860,465
S-Oil Corp.	202,500	14,622,491

		56,482,956

PHARMACEUTICALS – 0.55%
Hanmi Pharm Co. Ltd.[a]	28,313	3,472,604
Yuhan Corp.[a]	35,398	5,638,420

		9,111,024

RETAIL – 3.42%
Hyundai Department Store Co. Ltd.	67,500	6,056,865
Lotte Shopping Co. Ltd.	33,750	12,203,329

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

February 28, 2007

Security	Shares	Value
Shinsegae Co. Ltd.	67,500	$38,849,952

		57,110,146

SEMICONDUCTORS – 0.49%
Samsung Techwin Co. Ltd.[a]	222,750	8,231,602

		8,231,602

SHIPBUILDING – 4.89%
Daewoo Shipbuilding &
Marine Engineering Co. Ltd.	452,250	15,944,250
Hyundai Heavy
Industries Co. Ltd.[a]	216,000	36,928,958
Hyundai Mipo Dockyard	54,000	8,773,495
Samsung Heavy
Industries Co. Ltd.	810,000	19,869,385

		81,516,088

TELECOMMUNICATIONS – 4.09%
KT Corp.	452,261	20,218,953
KT Corp. ADR[b]	405,000	9,104,400
SKTelecom Co. Ltd.	119,920	25,023,128
SKTelecom Co. Ltd. ADR	608,175	13,866,390

		68,212,871

TRANSPORTATION – 0.45%
Hanjin Shipping Co. Ltd.[a]	222,750	7,521,981

		7,521,981

TOTAL COMMON STOCKS (Cost: $989,487,546)		1,608,084,215

PREFERRED STOCKS – 2.24%

AUTO MANUFACTURERS – 0.45%
Hyundai Motor Co. Ltd.	182,250	7,528,432

		7,528,432

ELECTRICAL COMPONENTS & EQUIPMENT – 1.79%
LG Electronics Inc.	141,750	4,937,241
Samsung Electronics Co. Ltd.	54,000	24,944,250

		29,881,491

TOTAL PREFERRED STOCKS (Cost: $37,356,021)		37,409,923

Security	Principal	Value

SHORT-TERM INVESTMENTS – 7.44%

CERTIFICATES OF DEPOSIT[d] – 0.35%
Credit Suisse First Boston NY
5.28% – 5.43%,
04/23/07 – 08/21/07	$1,338,032	$1,338,032
Deutsche Bank AG
5.35%, 08/08/07	2,230,054	2,230,054
Washington Mutual Bank
5.33%, 03/19/07	2,230,054	2,230,054

		5,798,140

COMMERCIAL PAPER[d] – 1.67%
Amstel Funding Corp.
5.22%, 04/16/07 - 04/17/07[e]	848,411	842,668
BNP Paribas Finance Inc.
5.12%, 06/06/07	312,208	307,905
Bryant Park Funding LLC
5.27%, 03/06/07[e]	219,830	219,669
Cantabric Finance LLC
5.25%, 03/06/07[e]	713,617	713,097
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07 [e]	669,016	664,212
Concord Minutemen Capital
Co. LLC
5.29%, 03/19/07[e]	454,637	453,434
Crown Point Capital Co. LLC
5.20%, 07/18/07[e]	1,030,419	1,009,730
Edison Asset Securitization LLC
5.21%, 04/11/07[e]	369,680	367,487
Five Finance Inc.
5.22%, 04/20/07[e]	410,330	407,355
General Electric Capital Corp.
5.12% - 5.20%,
06/04/07 - 07/17/07[e]	1,561,038	1,534,227
Giro Funding Corp.
5.25%, 03/05/07 - 03/12/07 [e]	1,462,915	1,461,152
Grampian Funding LLC
5.14% - 5.23%,
04/23/07 - 06/06/07[e]	1,739,442	1,717,838
Harrier Finance Funding LLC
5.12%, 06/06/07[e]	892,022	879,728

72	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

February 28, 2007

Security	Principal	Value
Irish Permanent Treasury PLC
5.18%, 07/10/07	$446,011	$437,604
KKR Pacific Funding Trust
5.29%, 03/13/07[e]	1,115,027	1,113,061
Lexington Parker Capital Co. LLC
5.18% - 5.20%,
05/17/07 - 07/25/07[e]	1,127,051	1,107,867
Liberty Street Funding Corp.
5.27%, 03/06/07[e]	107,043	106,964
Lockhart Funding LLC
5.25%, 05/04/07 - 05/14/07[e]	2,012,365	1,993,250
Nationwide Building Society
5.21%, 04/13/07[e]	847,420	842,147
Nestle Capital Corp.
5.19%, 08/09/07	535,213	522,790
Sedna Finance Inc.
5.22%, 04/17/07[e]	508,452	504,987
Simba Funding Corp.
5.20%, 07/23/07[e]	892,022	873,467
Societe Generale
5.18%, 05/16/07	2,230,054	2,205,667
Thames Asset Global
Securitization No. 1 Inc.
5.25% - 5.28%,
03/02/07 - 03/12/07[e]	3,398,209	3,394,924
Thornburg Mortgage
Capital Resources LLC
5.28%, 03/12/07[e]	652,960	651,906
Three Pillars Funding Corp.
5.26%, 03/01/07 - 03/12/07[e]	468,293	467,925
Tulip Funding Corp.
5.29%, 03/15/07[e]	1,712,333	1,708,811
Westpac Banking Corp.
5.20%, 07/12/07[e]	802,819	787,396
Zela Finance Inc.
5.20%, 07/16/07[e]	535,213	524,622

		27,821,890

Security	Shares or Principal	Value

MEDIUM-TERM NOTES[d] – 0.15%
Bank of America N.A.
5.28%, 04/20/07	$223,005	$223,005
Cullinan Finance Corp.
5.71%, 06/28/07 [e]	669,016	669,016
K2 USA LLC
5.39%, 06/04/07 [e]	669,016	669,016
Sigma Finance Inc.
5.13% – 5.51%,
03/30/07 – 06/18/07[e]	1,043,666	1,043,666

		2,604,703

MONEY MARKET FUNDS – 0.06%
Barclays Global Investors Funds
Institutional Money Market
Fund, Institutional Shares
5.30%[f,g]	946,492	946,492

		946,492

REPURCHASE AGREEMENTS[d] – 1.02%
Banc of America Securities LLC 5.36%, due 3/1/07, maturity value $1,784,309 (collateralized by non-U.S. Government debt securities, value $1,839,015, 5.50% to 7.70%, 9/15/09 to 5/1/19).	$1,784,043	1,784,043
Bear Stearns Companies Inc. (The) 5.37%, due 3/1/07, maturity value $1,338,232 (collateralized by non-U.S. Government debt securities, value $1,472,998, 0.00% to 9.20%, 10/17/18 to 11/25/52).	1,338,032	1,338,032
BNP Securities Corp. 5.36%, due 3/1/07, maturity value $89,215 (collateralized by non-U.S. Government debt securities, value $93,736, 5.43%, 3/15/08).	89,202	89,202

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

February 28, 2007

Security	Principal	Value
Citigroup Global Markets Holdings Inc. 5.36%, due 3/1/07, maturity value $1,338,231 (collateralized by non-U.S. Government debt securities, value $1,441,769, 0.00% to 10.00%, 5/27/33 to 8/25/46).	$1,338,032	$1,338,032
Citigroup Global Markets Holdings Inc. 5.36%, due 3/1/07, maturity value $1,784,309 (collateralized by non-U.S. Government debt securities, value $1,874,724, 4.91% to 6.31%, 10/25/33 to 8/25/46).	1,784,043	1,784,043
Citigroup Global Markets Holdings Inc. 5.42%, due 3/1/07, maturity value $981,372 (collateralized by non-U.S. Government debt securities, value $1,057,397, 0.00% to 10.00%, 5/27/33 to 8/25/46).	981,224	981,224
Citigroup Global Markets Holdings Inc. 5.46%, due 3/1/07, maturity value $535,294 (collateralized by non-U.S. Government debt securities, value $596,249, 0.00% to 10.00%, 5/27/33 to 2/28/37).	535,213	535,213
Goldman Sachs Group Inc. (The) 5.36%, due 3/1/07, maturity value $331,051 (collateralized by non-U.S. Government debt securities, value $347,827, 4.52% to 6.89%, 1/15/09 to 10/25/36).	331,002	331,002
Greenwich Capital Markets Inc. 5.46%, due 3/1/07, maturity value $ 3,747,058 (collateralized by non-U.S. Government debt securities, value $4,130,871, 0.00% to 10.00%, 4/1/07 to 12/31/49).	3,746,490	3,746,490

Security	Principal	Value
HSBC Securities Inc. 5.36%, due 3/1/07, maturity value $446,077 (collateralized by non-U.S. Government debt securities, value $468,711, 3.72% to 5.99%, 12/15/36 to 6/1/46).	$446,011	$446,011
JP Morgan Securities Inc. 5.41%, due 3/1/07, maturity value $223,039 (collateralized by non-U.S. Government debt securities, value $234,369, 6.25% to 9.56%, 5/15/11 to 2/1/30).	223,005	223,005
Merrill Lynch & Co. Inc. 5.36%, due 3/1/07, maturity value $892,155 (collateralized by non-U.S. Government debt securities, value $937,367, 1.63% to 14.50%, 5/1/07 to 9/18/37).	892,022	892,022
Morgan Stanley 5.36%, due 3/1/07, maturity value $892,155 (collateralized by non-U.S. Government debt securities, value $937,569, 0.00% to 10.00%, 3/1/07 to 2/28/37).	892,022	892,022
Morgan Stanley 5.51%, due 2/4/08, maturity value $656,335 (collateralized by non-U.S. Government debt securities, value $740,503, 0.00% to 10.00%, 3/1/07 to 2/28/37).[h]	624,415	624,415
Wachovia Capital 5.38%, due 3/1/07, maturity value $1,962,740 (collateralized by non-U.S. Government debt securities, value $2,062,197, 0.00% to 8.32%, 2/15/08 to 3/15/49).	1,962,447	1,962,447

		16,967,203

74	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

February 28, 2007

Security	Principal	Value

TIME DEPOSITS[d] – 0.31%
Bank of Nova Scotia
5.30%, 03/02/07	$374,078	$374,078
Chase Bank USA N.A.
5.38%, 03/01/07	1,338,032	1,338,032
Citibank N.A.
5.47%, 03/01/07	1,338,032	1,338,032
Deutsche Bank AG
5.38%, 03/01/07	2,095,100	2,095,100

		5,145,242

VARIABLE & FLOATING RATE NOTES[d] – 3.88%
Allstate Life Global Funding II
5.30% - 5.40%, 02/15/08 - 03/07/08[e]	2,283,575	2,283,802
American Express Centurion Bank
5.41%, 07/19/07	981,224	981,666
American Express Credit Corp.
5.42%, 03/05/08	267,606	267,737
AmeriCredit Automobile
Receivables Trust
5.35%, 03/06/07	40,654	40,654
Arkle Master Issuer PLC
Series 2006-1A Class 1A
5.30%, 11/19/07[e]	669,016	669,016
ASIF Global Financing
5.40%, 05/03/07[e]	89,202	89,210
Australia & New Zealand
Banking Group Ltd.
5.32%, 02/22/08[e]	579,814	579,814
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 02/20/08[e]	1,293,431	1,293,468
Beta Finance Inc.
5.29% - 5.41%, 04/25/07 - 07/25/07[e]	2,274,655	2,274,696
BMW US Capital LLC
5.32%, 01/15/08[e]	892,022	892,022
BNP Paribas
5.33%, 11/19/07[e]	1,650,240	1,650,240

Security	Principal	Value
Brigantine High Grade
Funding Ltd.
5.40%, 09/05/07[e]	$856,341	$856,261
Carlyle Loan Investment Ltd.
5.37%, 04/13/07 - 07/15/07[e]	651,176	651,176
CC USA Inc.
5.36%, 07/30/07[e]	446,011	446,035
Commodore CDO Ltd.
5.44%, 12/12/07[e]	223,005	223,005
Credit Agricole SA
5.33%, 11/23/07	892,022	892,022
Credit Suisse First Boston NY
5.36%, 04/24/07	446,011	446,014
Cullinan Finance Corp.
5.36%, 04/25/07[e]	223,005	223,005
DaimlerChrysler Auto Trust
Series 2006-C Class A1
5.33%, 10/08/07[e]	68,425	68,425
DEPFA Bank PLC
5.40%, 12/14/07[e]	892,022	892,022
Dorada Finance Inc.
5.33% - 5.41%,
06/27/07 - 07/17/07[e]	1,025,825	1,025,842
Eli Lilly Services Inc.
5.31%, 03/01/07[e]	595,424	595,424
Fifth Third Bancorp
5.32%, 02/22/08[e]	1,784,043	1,784,043
Five Finance Inc.
5.31% - 5.37%, 06/29/07 - 07/13/07[e]	579,814	579,785
General Electric Capital Corp.
5.28% - 5.45%, 07/09/07 - 02/22/08[e]	936,623	936,715
Granite Master Issuer PLC
5.29%, 08/20/07[e]	3,122,075	3,122,075
Harrier Finance Funding LLC
5.29% - 5.36%, 07/25/07 - 08/15/07[e]	1,159,628	1,159,635
Hartford Life Global
Funding Trust
5.36% - 5.40%, 07/13/07 - 03/14/08	1,338,032	1,338,119

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

February 28, 2007

Security	Principal	Value
HBOS Treasury Services PLC
5.46%, 01/24/08[e]	$892,022	$892,022
Holmes Financing PLC
5.29%, 07/16/07[e]	1,561,038	1,561,038
JP Morgan Securities Inc.
5.40%, 11/16/07	1,784,043	1,784,043
JPMorgan Chase & Co.
5.29% - 5.45%, 07/27/07 - 02/29/08[h]	2,453,059	2,453,059
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[e]	669,016	669,005
Kestrel Funding LLC
5.30%, 07/11/07[e]	356,809	356,795
Kommunalkredit Austria AG
5.32%, 02/08/08[e]	535,213	535,213
Leafs LLC
5.32%, 01/22/08[e]	864,253	864,253
Links Finance LLC
5.28% - 5.35%, 05/10/07 - 05/16/07[e]	981,224	981,204
Lothian Mortgages
Master Issuer PLC
5.29%, 04/24/07[e]	314,484	314,484
Marshall & Ilsley Bank
5.32%, 02/15/08	490,612	490,612
Master Funding LLC
5.35%, 04/25/07 - 05/25/07[e]	1,614,318	1,614,318
Merrill Lynch & Co. Inc.
5.46%, 05/30/07[h]	981,224	981,224
Metropolitan Life
Global Funding I
5.33%, 03/06/08[e]	1,338,032	1,338,032
Metropolitan Life Insurance
Funding Agreement
5.44%, 08/01/07[e,h]	89,202	89,202
Mound Financing PLC
5.29%, 05/08/07[e]	838,500	838,500

Security	Principal	Value
Natexis Banques Populaires
5.33% - 5.35%, 06/20/07 - 02/08/08[e]	$1,427,234	$1,427,218
National City Bank of Indiana
5.34%, 05/21/07	446,011	446,019
Nationwide Building Society
5.37% - 5.48%, 07/20/07 - 01/28/08[e]	2,943,671	2,944,003
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08[e]	894,252	894,133
Northern Rock PLC
5.38%, 02/01/08[e]	1,070,426	1,070,446
Northlake CDO I
5.42%, 09/06/07[e]	267,606	267,606
Pricoa Global Funding I
5.31%, 02/27/08[e]	1,204,229	1,204,229
Sedna Finance Inc.
5.32% - 5.34%, 05/25/07 - 08/21/07[e]	1,293,431	1,293,422
Skandinaviska Enskilda Banken
5.32%, 02/15/08[e]	892,022	892,022
Strips III LLC
5.37%, 07/24/07[e]	181,511	181,511
SunTrust Bank
5.29%, 05/01/07	892,022	892,029
Tango Finance Corp.
5.27% - 5.34%, 04/25/07 - 07/16/07[e]	2,176,532	2,176,460
Union Hamilton
Special Funding LLC
5.36% - 5.37%, 03/28/07 - 06/21/07[e]	1,471,835	1,471,836
Wachovia Asset Securitization Inc.
5.31%, 03/25/07[e]	1,006,931	1,006,932
Wachovia Bank N.A.
5.36%, 05/22/07	1,784,043	1,784,043
Wal-Mart Stores Inc.
5.50%, 07/16/07[e]	669,016	669,185
Wells Fargo & Co.
5.33%, 11/15/07[e]	446,011	446,028

76	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

February 28, 2007

Security	Principal	Value
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[e]	$669,016	$669,019
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07[e]	2,676,064	2,675,824
Wind Master Trust
5.31%, 07/25/07[e]	356,809	356,809

		64,793,706

TOTAL SHORT-TERM INVESTMENTS (Cost: $124,077,376)		124,077,376

TOTAL INVESTMENTS IN SECURITIES - 106.12% (Cost: $1,150,920,943)		1,769,571,514

Other Assets, Less Liabilities – (6.12)%		(102,098,043)

NET ASSETS – 100.00%		$1,667,473,471

ADR - American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
[d]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[e]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited)

iSHARES® MSCI TAIWAN INDEX FUND

February 28, 2007

Security	Shares	Value

COMMON STOCKS – 99.80%

AIRLINES – 0.38%
China Airlines[a]	9,684,907	$4,541,178
EVA Airways Corp.	9,684,396	4,158,853

		8,700,031

APPAREL – 0.66%
Pou Chen Corp.	13,719,541	15,197,671

		15,197,671

AUTO MANUFACTURERS – 0.43%
China Motor Co. Ltd.	3,286,759	3,157,084
Yulon Motor Co. Ltd.	5,649,483	6,738,230

		9,895,314

AUTO PARTS & EQUIPMENT – 0.15%
Cheng Shin Rubber
Industry Co. Ltd.	3,642,039	3,559,140

		3,559,140

BANKS – 7.58%
Chang Hwa
Commercial Bank Ltd.[a]	29,052,446	19,309,517
Chinatrust Financial
Holding Co. Ltd.	46,806,566	37,360,021
E.Sun Financial
Holding Co. Ltd.	22,596,378	14,949,956
First Financial
Holding Co. Ltd.	31,473,867	23,115,860
Hua Nan Financial
Holdings Co. Ltd.	25,824,965	19,750,808
Mega Financial
Holding Co. Ltd.	62,946,136	42,027,769
Taishin Financial
Holdings Co. Ltd.[a]	35,508,439	18,858,807

		175,372,738

BUILDING MATERIALS – 1.36%
Asia Cement Corp.	10,491,860	10,714,752
Taiwan Cement Corp.	19,651,156	16,490,272
Taiwan Glass Industrial Corp.	5,220,288	4,333,077

		31,538,101

Security	Shares	Value

CHEMICALS – 7.60%
Eternal Chemical Co. Ltd.	3,534,911	$6,136,477
Formosa Chemicals &
Fibre Co.	20,982,393	40,436,478
Formosa Plastic Co.	29,859,111	53,103,002
Nan Ya Plastic Corp.	37,122,447	63,203,924
Oriental Union Chemical Corp.	3,680,063	2,585,537
Taiwan Fertilizer Co. Ltd.	5,649,000	10,440,792

		175,906,210

COMMERCIAL SERVICES – 0.18%
Taiwan Secom Co. Ltd.	2,421,610	4,064,189

		4,064,189

COMPUTERS – 10.27%
Acer Inc.	16,947,663	32,403,726
Advantech Co. Ltd.	1,614,733	5,782,655
Benq Corp.[a]	16,140,019	7,812,847
CMC Magnetics Corp.[a]	22,596,400	6,926,362
Compal Electronics Inc.	24,210,547	21,344,959
Foxconn Technology Co. Ltd.	2,681,065	30,024,673
High Tech Computer Corp.	2,421,200	35,601,560
Innolux Display Corp.[a]	10,719,000	29,765,964
Inventec Co. Ltd.	11,298,284	9,069,487
Lite-On Technology Corp.	16,213,284	23,692,553
MiTAC International Corp.	7,263,059	8,188,851
Quanta Computer Inc.	13,151,075	22,550,402
Ritek Corp.[a]	17,754,389	4,353,732

		237,517,771

DIVERSIFIED FINANCIAL SERVICES – 3.27%
Fubon Financial
Holding Co. Ltd.	25,824,000	23,825,481
Fuhwa Financial
Holdings Co. Ltd.[a]	10,491,821	5,094,663
Polaris Securities Co. Ltd.[a]	13,945,227	6,602,292
SinoPac Financial
Holdings Co. Ltd.	41,964,193	21,141,293
Waterland Financial Holdings	12,105,000	3,783,961
Yuanta Core Pacific
Securities Co. Ltd.	19,569,644	15,263,728

		75,711,418

78	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TAIWAN INDEX FUND

February 28, 2007

Security	Shares	Value

ELECTRICAL COMPONENTS & EQUIPMENT – 2.52%
Delta Electronics Inc.	10,157,834	$32,985,986
Pacific Electric Wire &
Cable Co. Ltd.[b]	986	–
Phoenixtec Power Co. Ltd.	3,228,438	3,399,903
Tatung Co. Ltd.[a]	26,631,120	12,002,189
Walsin Lihwa Corp.[a]	19,368,069	10,022,020

		58,410,098

ELECTRONICS – 18.65%
Asia Optical Co. Inc.	807,000	3,783,961
Asustek Computer Inc.	19,368,556	51,727,858
AU Optronics Corp.	45,192,710	65,423,134
Cheng Uei Precision
Industry Co. Ltd.	1,075,000	4,012,898
Chi Mei Optoelectronics Corp.	27,438,216	27,812,941
Chunghwa Picture Tubes Ltd.[a]	45,192,105	8,654,391
Compeq Manufacturing Co. Ltd.[a]	6,456,200	2,841,120
Gigabyte Technology Co. Ltd.	3,228,017	2,547,145
HannStar Display Corp.[a]	37,929,000	6,503,759
Hon Hai Precision
Industry Co. Ltd.	30,339,550	211,778,346
Micro-Star International Co. Ltd.	6,456,429	4,898,656
Nan Ya Printed Circuit
Board Corp.	1,340,000	8,926,555
Optimax Technology Corp.[a]	3,228,157	1,861,456
Phoenix Precision
Technology Corp.	3,228,814	3,669,775
Synnex Technology
International Corp.	5,649,946	6,481,577
Wintek Corp.	7,093,537	6,243,174
Ya Hsin Industrial Co. Ltd.	6,757,461	5,680,779
Yageo Corp.[a]	19,368,100	8,523,140

		431,370,665

FOOD – 0.75%
Uni-President Enterprises Co.	17,754,637	17,350,510

		17,350,510

FOREST PRODUCTS & PAPER – 0.17%
Yuen Foong Yu Paper Manufacturing Co. Ltd.	9,684,360	3,909,013

		3,909,013

Security	Shares	Value

HOME FURNISHINGS – 0.42%
Nien Made Enterprise Co. Ltd.	2,421,443	$2,270,792
Teco Electric and
Machinery Co. Ltd.	13,719,092	7,369,588

		9,640,380

INSURANCE – 4.78%
Cathay Financial
Holding Co. Ltd.	41,157,905	89,935,331
Shin Kong Financial
Holding Co. Ltd.	20,582,832	20,614,065

		110,549,396

INVESTMENT COMPANIES – 1.27%
China Development Financial
Holding Co.	63,753,808	29,409,951

		29,409,951

IRON & STEEL – 2.97%
China Steel Corp.	62,139,468	68,834,312

		68,834,312

LEISURE TIME – 0.11%
Giant Manufacturing Co. Ltd.	1,614,914	2,470,157

		2,470,157

MANUFACTURING – 0.31%
Largan Precision Co. Ltd.	523,000	7,182,322

		7,182,322

METAL FABRICATE & HARDWARE – 1.20%
CatcherTechnology Co. Ltd.	2,421,707	24,253,818
Yieh Phui Enterprise Co. Ltd.	8,070,413	3,441,253

		27,695,071

MULTIPLE UTILITIES – 0.19%
Fu Sheng Industrial Co. Ltd.	4,842,292	4,526,331

		4,526,331

OFFICE & BUSINESS EQUIPMENT – 0.13%
Kinpo Electronics Inc.	8,070,181	3,061,525

		3,061,525

OIL & GAS – 1.24%
Formosa Petrochemical Corp.	13,719,000	28,603,803

		28,603,803

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TAIWAN INDEX FUND

February 28, 2007

Security	Shares	Value

REAL ESTATE – 0.19%
Cathay Real Estate Development Co. Ltd.[a]	6,456,493	$4,369,645

		4,369,645

RETAIL – 0.34%
President Chain Store Corp.	3,228,640	7,838,883

		7,838,883

SEMICONDUCTORS – 26.28%
Advanced Semiconductor
Engineering Inc.[a]	24,210,690	28,692,790
Macronix
International Co. Ltd.[a]	22,596,492	9,258,047
MediaTek Inc.	5,649,462	63,438,572
Novatek Microelectronics
Corp. Ltd.	3,228,284	15,969,963
Powerchip
Semiconductor Corp.	45,258,000	29,531,017
Realtek
Semiconductor Corp.	5,649,903	9,430,794
Siliconware Precision
Industries Co. Ltd.	16,947,240	30,808,488
Taiwan Semiconductor
Manufacturing Co. Ltd.	154,944,136	325,876,438
United Microelectronics Corp.	129,120,262	79,157,187
Via Technologies Inc.[a]	6,590,861	6,820,891
Winbond Electronics Corp.[a]	24,210,280	9,037,525

		608,021,712

TELECOMMUNICATIONS – 4.65%
Accton Technology Corp.[a]	4,842,259	3,188,985
Chunghwa Telecom Co. Ltd.	36,315,800	68,443,435
Compal Communications Inc.	878,000	2,997,724
D-Link Corp.	4,842,001	7,031,555
Inventec Appliances Corp.	952,000	2,418,282
Taiwan Cellular Corp.	19,368,920	18,751,701
Zyxel Communications Corp.	3,228,250	4,737,053

		107,568,735

TEXTILES – 0.88%
Far Eastern Textile Ltd.	17,754,612	15,249,029
Formosa Taffeta Co. Ltd.	6,456,515	5,094,671

		20,343,700

Security	Shares	Value

TRANSPORTATION – 0.87%
Evergreen Marine Corp. Ltd.	6,877,467	$4,487,573
U-Ming Marine Transport Corp.	3,228,800	4,860,348
Wan Hai Lines Ltd.	7,263,794	4,772,721
Yang Ming Marine
Transport Corp.	8,877,667	6,062,140

		20,182,782

TOTAL COMMON STOCKS (Cost: $1,815,828,889)		2,308,801,574

SHORT-TERM INVESTMENTS – 0.04%

MONEY MARKET FUNDS – 0.04%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%[c,d]	868,857	868,857

		868,857

TOTAL SHORT-TERM INVESTMENTS (Cost: $868,857)		868,857

TOTAL INVESTMENTS IN SECURITIES – 99.84% (Cost: $1,816,697,746)		2,309,670,431

Other Assets, Less Liabilities – 0.16%		3,710,447

NET ASSETS – 100.00%		$2,313,380,878

[a]	Non-income earning security.
[b]	Security valued at fair value in accordance with procedures approved by the Board of Directors. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

80	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2007

	iShares MSCI
	Australia Index Fund	Brazil Index Fund	Canada Index Fund	Emerging Markets Index Fund	Hong Kong Index Fund	Malaysia Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$800,176,832	$1,954,032,646	$890,175,456	$12,159,920,067	$1,306,187,855	$751,143,281
Affiliated issuers (Note 2)	462,881	4,775,657	300,977	329,737,773	2,063,042	1,749,437

Total cost of investments	$800,639,713	$1,958,808,303	$890,476,433	$12,489,657,840	$1,308,250,897	$752,892,718

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$941,883,581	$2,873,127,572	$1,041,868,180	$14,621,530,609	$1,509,527,464	$968,796,268
Affiliated issuers (Note 2)	462,881	4,775,657	300,977	482,502,176	2,063,042	1,749,437

Total value of investments	942,346,462	2,877,903,229	1,042,169,157	15,104,032,785	1,511,590,506	970,545,705
Foreign currencies, at value[b]	866,539	76,548	1,614,774	17,601,025	335,856	52
Receivables:
Investment securities sold	2,825,387	20,005,712	19,059,007	75,172,746	8,845,236	13,188,060
Dividends and interest	5,894,047	13,566,293	1,151,122	22,869,004	317,448	336,503
Capital shares sold	176,075	–	–	–	180,916	25,711,964

Total Assets	952,108,510	2,911,551,782	1,063,994,060	15,219,675,560	1,521,269,962	1,009,782,284

LIABILITIES
Payables:
Investment securities purchased	3,247,664	20,430,404	19,511,792	72,595,646	9,379,383	29,501,940
Collateral for securities on loan (Note 5)	26,926,855	–	–	1,012,041,200	151,086,959	–
Capital shares redeemed	–	–	7,650	7,872,631	647,834	9,144,407
Investment advisory fees (Note 2)	339,659	1,588,300	417,768	8,799,995	559,729	340,632

Total Liabilities	30,514,178	22,018,704	19,937,210	1,101,309,472	161,673,905	38,986,979

NET ASSETS	$921,594,332	$2,889,533,078	$1,044,056,850	$14,118,366,088	$1,359,596,057	$970,795,305

Net assets consist of:
Paid-in capital	$743,026,579	$2,006,138,989	$857,444,873	$10,550,852,671	$1,146,301,615	$807,157,887
Undistributed (distributions in excess of) net investment income	(8,620,956)	6,732,702	1,852,400	(9,985,998)	(2,705,876)	(1,857,096)
Undistributed net realized gain (accumulated net realized loss)	45,472,962	(42,452,875)	33,076,625	963,273,264	12,660,932	(52,157,011)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	141,715,747	919,114,262	151,682,952	2,614,226,151	203,339,386	217,651,525

NET ASSETS	$921,594,332	$2,889,533,078	$1,044,056,850	$14,118,366,088	$1,359,596,057	$970,795,305

Shares outstanding	37,600,000	63,100,000	41,100,000	126,600,000	85,575,000	95,550,000

Net asset value per share	$24.51	$45.79	$25.40	$111.52	$15.89	$10.16

[a]	Securities on loan with market values of $25,613,280, $–, $–, $943,693,567, $142,949,306 and $–, respectively. See Note 5.
[b]	Cost of foreign currencies: $865,109, $76,011, $1,619,049, $17,699,753, $335,953 and $52, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	81

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2007

	iShares MSCI
	Mexico Index Fund	Pacific ex-Japan Index Fund	Singapore Index Fund	South Africa Index Fund	South Korea Index Fund	Taiwan Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$1,022,020,905	$2,225,531,792	$1,435,069,183	$346,621,973	$1,149,974,451	$1,815,828,889
Affiliated issuers (Note 2)	1,138,909	3,176,265	1,244,278	2,130	946,492	868,857

Total cost of investments	$1,023,159,814	$2,228,708,057	$1,436,313,461	$346,624,103	$1,150,920,943	$1,816,697,746

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$1,103,260,681	$3,034,606,688	$1,669,448,400	$356,927,668	$1,768,625,022	$2,308,801,574
Affiliated issuers (Note 2)	1,138,909	3,176,265	1,244,278	2,130	946,492	868,857

Total value of investments	1,104,399,590	3,037,782,953	1,670,692,678	356,929,798	1,769,571,514	2,309,670,431
Foreign currencies, at value[b]	1,285,141	2,029,107	880,401	336,114	–	4,761,119
Receivables:
Investment securities sold	40,367,940	23,559,020	–	534,469	2,426,720	68,092,781
Dividends and interest	75,316	12,963,644	653,054	296	21,963,388	5,396
Capital shares sold	–	205,738	501,117	–	–	–

Total Assets	1,146,127,987	3,076,540,462	1,672,727,250	357,800,677	1,793,961,622	2,382,529,727

LIABILITIES
Payables:
Investment securities purchased	41,424,506	25,537,677	–	508,888	–	68,006,052
Collateral for securities on loan (Note 5)	63,561,469	179,490,181	169,873,374	–	123,130,884	–
Capital shares redeemed	100,594	–	1,259,117	–	2,470,331	–
Investment advisory fees (Note 2)	480,392	1,083,128	576,941	191,676	886,936	1,142,797

Total Liabilities	105,566,961	206,110,986	171,709,432	700,564	126,488,151	69,148,849

NET ASSETS	$1,040,561,026	$2,870,429,476	$1,501,017,818	$357,100,113	$1,667,473,471	$2,313,380,878

Net assets consist of:
Paid-in capital	$846,820,466	$2,093,467,945	$1,229,462,724	$341,151,394	$1,109,950,370	$1,992,952,582
Undistributed (distributions in excess of) net investment income (accumulated net investment loss)	(1,131,513)	(29,477,729)	(4,987,676)	385,000	17,243,015	(5,639,785)
Undistributed net realized gain (accumulated net realized loss)	113,654,114	(2,652,611)	42,160,298	5,259,264	(78,107,122)	(166,904,752)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	81,217,959	809,091,871	234,382,472	10,304,455	618,387,208	492,972,833

NET ASSETS	$1,040,561,026	$2,870,429,476	$1,501,017,818	$357,100,113	$1,667,473,471	$2,313,380,878

Shares outstanding	20,600,000	22,400,000	128,100,000	3,100,000	33,750,000	161,400,000

Net asset value per share	$50.51	$128.14	$11.72	$115.19	$49.41	$14.33

[a]	Securities on loan with market values of $60,172,575, $169,155,837, $160,437,731, $–, $116,797,452 and $–, respectively. See Note 5.
[b]	Cost of foreign currencies: $1,307,091, $2,023,795, $879,487, $337,354, $– and $4,760,974, respectively.

See notes to financial statements.

82	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2007

	iShares MSCI
	Australia Index Fund	Brazil Index Fund	Canada Index Fund	Emerging Markets Index Fund	Hong Kong Index Fund	Malaysia Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$15,777,658	$40,253,994	$9,541,116	$87,948,339	$11,443,871	$5,339,224
Dividends from affiliated issuers (Note 2)	–	–	–	1,284,241	–	–
Interest from affiliated issuers (Note 2)	15,601	170,726	9,885	562,694	47,830	23,580
Securities lending income	53,455	–	–	4,680,656	157,617	–

Total investment income	15,846,714	40,424,720	9,551,001	94,475,930	11,649,318	5,362,804

EXPENSES
Investment advisory fees (Note 2)	1,929,536	9,353,296	2,764,546	51,386,005	2,958,817	1,309,872
Foreign taxes (Note 1)	–	110,842	1,367	293,974	–	–

Total expenses	1,929,536	9,464,138	2,765,913	51,679,979	2,958,817	1,309,872
Less investment advisory fees waived	–	–	–	(253,832)	–	–

Net expenses	1,929,536	9,464,138	2,765,913	51,426,147	2,958,817	1,309,872

Net investment income	13,917,178	30,960,582	6,785,088	43,049,783	8,690,501	4,052,932

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(2,285,842)	25,814,635	(9,690,976)	(32,864,625)	(4,781,426)	6,164,716
Investments in affiliated issuers (Note 2)	–	–	–	42,475,138	–	–
In-kind redemptions	59,898,854	–	54,152,024	1,079,506,510	38,929,428	–
Foreign currency transactions	72,252	(254,189)	(172,002)	670,670	(5,806)	149,540

Net realized gain	57,685,264	25,560,446	44,289,046	1,089,787,693	34,142,196	6,314,256

Net change in unrealized appreciation (depreciation) on:
Investments	56,789,490	425,893,023	(10,391,386)	837,228,621	98,811,441	112,346,885
Translation of assets and liabilities in foreign currencies	(16,734)	6,065	(20,814)	(408,480)	(375)	17

Net change in unrealized appreciation (depreciation)	56,772,756	425,899,088	(10,412,200)	836,820,141	98,811,066	112,346,902

Net realized and unrealized gain	114,458,020	451,459,534	33,876,846	1,926,607,834	132,953,262	118,661,158

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$128,375,198	$482,420,116	$40,661,934	$1,969,657,617	$141,643,763	$122,714,090

[a]	Net of foreign withholding tax of $518,238, $6,293,201, $1,567,547, $8,114,915, $– and $–, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	83

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2007

	iShares MSCI
	Mexico Index Fund	Pacific ex-Japan Index Fund	Singapore Index Fund	South Africa Index Fund	South Korea Index Fund	Taiwan Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$6,866,166	$40,803,269	$7,724,917	$4,442,123	$22,282,064	$1,208,408
Interest from affiliated issuers (Note 2)	28,126	56,472	40,604	4,008	53,542	80,692
Securities lending income	458,551	177,855	131,562	–	407,778	–

Total investment income	7,352,843	41,037,596	7,897,083	4,446,131	22,743,384	1,289,100

EXPENSES
Investment advisory fees (Note 2)	2,759,008	5,905,917	2,446,751	1,159,414	5,500,273	6,928,885
Foreign taxes (Note 1)	–	–	–	–	96	–

Total expenses	2,759,008	5,905,917	2,446,751	1,159,414	5,500,369	6,928,885

Net investment income (loss)	4,593,835	35,131,679	5,450,332	3,286,717	17,243,015	(5,639,785)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(2,011,944)	(4,474,398)	(1,654,265)	(1,828,721)	9,278,373	(8,616,332)
In-kind redemptions	124,560,064	18,669,017	61,450,794	11,763,327	–	–
Foreign currency transactions	(34,260)	263,014	25,030	(22,968)	35,941	(108,084)

Net realized gain (loss)	122,513,860	14,457,633	59,821,559	9,911,638	9,314,314	(8,724,416)

Net change in unrealized appreciation (depreciation) on:
Investments	61,248,827	357,848,578	162,179,367	53,303,216	101,729,889	312,390,625
Translation of assets and liabilities in foreign currencies	(21,863)	(96,481)	(18,855)	8,512	(263,363)	126,431

Net change in unrealized appreciation (depreciation)	61,226,964	357,752,097	162,160,512	53,311,728	101,466,526	312,517,056

Net realized and unrealized gain	183,740,824	372,209,730	221,982,071	63,223,366	110,780,840	303,792,640

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$188,334,659	$407,341,409	$227,432,403	$66,510,083	$128,023,855	$298,152,855

a Net of foreign withholding tax of $–, $1,242,785, $–, $–, $4,365,200 and $268,356, respectively.

See notes to financial statements.

84	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Australia Index Fund		iShares MSCI Brazil Index Fund		iShares MSCI Canada Index Fund
	Six months ended February 28, 2007 (Unaudited)	Year ended August 31, 2006	Six months ended February 28, 2007 (Unaudited)	Year ended August 31, 2006	Six months ended February 28, 2007 (Unaudited)	Year ended August 31, 2006
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$13,917,178	$20,156,434	$30,960,582	$43,261,595	$6,785,088	$9,118,778
Net realized gain (loss)	57,685,264	30,254,258	25,560,446	(13,454,900)	44,289,046	88,304,312
Net change in unrealized appreciation (depreciation)	56,772,756	40,835,313	425,899,088	276,489,590	(10,412,200)	43,740,392

Net increase in net assets resulting from operations	128,375,198	91,246,005	482,420,116	306,296,285	40,661,934	141,163,482

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(35,850,508)	(16,397,050)	(59,308,876)	(20,219,476)	(12,092,201)	(4,108,502)

Total distributions to shareholders	(35,850,508)	(16,397,050)	(59,308,876)	(20,219,476)	(12,092,201)	(4,108,502)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	331,074,426	336,128,324	–	1,649,177,320	37,046,247	727,046,964
Cost of shares redeemed	(188,411,790)	(93,925,541)	(1,873,086)	(19,244,643)	(122,719,865)	(183,241,984)

Net increase (decrease) in net assets from capital share transactions	142,662,636	242,202,783	(1,873,086)	1,629,932,677	(85,673,618)	543,804,980

INCREASE (DECREASE) IN NET ASSETS	235,187,326	317,051,738	421,238,154	1,916,009,486	(57,103,885)	680,859,960
NET ASSETS
Beginning of period	686,407,006	369,355,268	2,468,294,924	552,285,438	1,101,160,735	420,300,775

End of period	$921,594,332	$686,407,006	$2,889,533,078	$2,468,294,924	$1,044,056,850	$1,101,160,735

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(8,620,956)	$13,312,374	$6,732,702	$35,080,996	$1,852,400	$7,159,513

SHARES ISSUED AND REDEEMED
Shares sold	14,000,000	16,200,000	–	44,050,000	1,500,000	31,900,000
Shares redeemed	(8,200,000)	(4,600,000)	(50,000)	(500,000)	(5,000,000)	(8,000,000)

Net increase (decrease) in shares outstanding	5,800,000	11,600,000	(50,000)	43,550,000	(3,500,000)	23,900,000

See notes to financial statements.

FINANCIAL STATEMENTS	85

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Emerging Markets Index Fund		iShares MSCI Hong Kong Index Fund		iShares MSCI Malaysia Index Fund
	Six months ended February 28, 2007 (Unaudited)	Year ended August 31, 2006	Six months ended February 28, 2007 (Unaudited)	Year ended August 31, 2006	Six months ended February 28, 2007 (Unaudited)	Year ended August 31, 2006
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$43,049,783	$192,922,376	$8,690,501	$21,409,153	$4,052,932	$14,348,448
Net realized gain (loss)	1,089,787,693	1,340,943,115	34,142,196	45,228,751	6,314,256	(17,343,416)
Net change in unrealized appreciation (depreciation)	836,820,141	667,014,214	98,811,066	17,114,750	112,346,902	40,249,132

Net increase in net assets resulting from operations	1,969,657,617	2,200,879,705	141,643,763	83,752,654	122,714,090	37,254,164

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(209,458,860)	(113,762,995)	(25,623,625)	(17,872,090)	(11,518,123)	(14,088,338)

Total distributions to shareholders	(209,458,860)	(113,762,995)	(25,623,625)	(17,872,090)	(11,518,123)	(14,088,338)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,390,992,123	6,532,568,942	480,715,455	385,690,233	541,143,365	210,424,492
Cost of shares redeemed	(3,002,204,950)	(3,651,163,544)	(119,851,515)	(206,843,656)	(55,877,969)	(246,831,356)

Net increase (decrease) in net assets from capital share transactions	388,787,173	2,881,405,398	360,863,940	178,846,577	485,265,396	(36,406,864)

INCREASE (DECREASE) IN NET ASSETS	2,148,985,930	4,968,522,108	476,884,078	244,727,141	596,461,363	(13,241,038)

NET ASSETS
Beginning of period	11,969,380,158	7,000,858,050	882,711,979	637,984,838	374,333,942	387,574,980

End of period	$14,118,366,088	$11,969,380,158	$1,359,596,057	$882,711,979	$970,795,305	$374,333,942

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(9,985,998)	$156,423,079	$(2,705,876)	$14,227,248	$(1,857,096)	$5,608,095

SHARES ISSUED AND REDEEMED
Shares sold	31,650,000	71,850,000	31,050,000	28,575,000	54,150,000	27,900,000
Shares redeemed	(27,900,000)	(38,850,000)	(7,650,000)	(15,450,000)	(6,900,000)	(33,525,000)

Net increase (decrease) in shares outstanding	3,750,000	33,000,000	23,400,000	13,125,000	47,250,000	(5,625,000)

See notes to financial statements.

86	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Mexico Index Fund		iShares MSCI Pacific ex-Japan Index Fund		iShares MSCI Singapore Index Fund
	Six months ended February 28, 2007 (Unaudited)	Year ended August 31, 2006	Six months ended February 28, 2007 (Unaudited)	Year ended August 31, 2006	Six months ended February 28, 2007 (Unaudited)	Year ended August 31, 2006
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,593,835	$9,375,502	$35,131,679	$67,346,500	$5,450,332	$22,841,028
Net realized gain	122,513,860	128,613,827	14,457,633	71,241,794	59,821,559	31,826,561
Net change in unrealized appreciation (depreciation)	61,226,964	(14,767,360)	357,752,097	163,112,452	162,160,512	28,410,392

Net increase in net assets resulting from operations	188,334,659	123,221,969	407,341,409	301,700,746	227,432,403	83,077,981

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(11,694,155)	(6,377,728)	(101,866,512)	(62,872,256)	(29,331,787)	(14,378,298)

Total distributions to shareholders	(11,694,155)	(6,377,728)	(101,866,512)	(62,872,256)	(29,331,787)	(14,378,298)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	806,959,257	939,038,789	506,566,059	508,919,684	867,493,068	245,347,020
Cost of shares redeemed	(707,145,887)	(547,333,327)	(36,542,402)	(174,924,729)	(139,195,629)	(80,563,776)

Net increase in net assets from capital share transactions	99,813,370	391,705,462	470,023,657	333,994,955	728,297,439	164,783,244

INCREASE IN NET ASSETS	276,453,874	508,549,703	775,498,554	572,823,445	926,398,055	233,482,927

NET ASSETS
Beginning of period	764,107,152	255,557,449	2,094,930,922	1,522,107,477	574,619,763	341,136,836

End of period	$1,040,561,026	$764,107,152	$2,870,429,476	$2,094,930,922	$1,501,017,818	$574,619,763

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(1,131,513)	$5,968,807	$(29,477,729)	$37,257,104	$(4,987,676)	$18,893,779

SHARES ISSUED AND REDEEMED
Shares sold	17,000,000	24,400,000	4,000,000	4,800,000	77,300,000	28,700,000
Shares redeemed	(14,900,000)	(14,700,000)	(300,000)	(1,700,000)	(12,300,000)	(9,500,000)

Net increase in shares outstanding	2,100,000	9,700,000	3,700,000	3,100,000	65,000,000	19,200,000

See notes to financial statements.

FINANCIAL STATEMENTS	87

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI South Africa Index Fund		iShares MSCI South Korea Index Fund		iShares MSCI Taiwan Index Fund
	Six months ended February 28, 2007 (Unaudited)	Year ended August 31, 2006	Six months ended February 28, 2007 (Unaudited)	Year ended August 31, 2006	Six months ended February 28, 2007 (Unaudited)	Year ended August 31, 2006
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$3,286,717	$8,177,584	$17,243,015	$10,350,623	$(5,639,785)	$45,072,947
Net realized gain (loss)	9,911,638	99,303,479	9,314,314	(54,701,832)	(8,724,416)	(76,184,152)
Net change in unrealized appreciation (depreciation)	53,311,728	(95,009,170)	101,466,526	299,045,492	312,517,056	123,093,505

Net increase in net assets resulting from operations	66,510,083	12,471,893	128,023,855	254,694,283	298,152,855	91,982,300

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(9,144,852)	(4,618,354)	(10,954,387)	(7,841,332)	(44,460,389)	(16,050,567)

Total distributions to shareholders	(9,144,852)	(4,618,354)	(10,954,387)	(7,841,332)	(44,460,389)	(16,050,567)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	70,402,175	395,411,010	93,568,219	1,159,560,093	432,036,989	1,391,773,216
Cost of shares redeemed	(68,565,161)	(258,896,840)	(164,497,904)	(483,534,641)	(266,099,142)	(326,594,755)

Net increase (decrease) in net assets from capital share transactions	1,837,014	136,514,170	(70,929,685)	676,025,452	165,937,847	1,065,178,461

INCREASE IN NET ASSETS	59,202,245	144,367,709	46,139,783	922,878,403	419,630,313	1,141,110,194

NET ASSETS
Beginning of period	297,897,868	153,530,159	1,621,333,688	698,455,285	1,893,750,565	752,640,371

End of period	$357,100,113	$297,897,868	$1,667,473,471	$1,621,333,688	$2,313,380,878	$1,893,750,565

Undistributed net investment income (accumulated net investment loss) included in net assets at end of period	$385,000	$6,243,135	$17,243,015	$10,954,387	$(5,639,785)	$44,460,389

SHARES ISSUED AND REDEEMED
Shares sold	650,000	3,650,000	1,950,000	26,100,000	30,300,000	111,950,000
Shares redeemed	(600,000)	(2,450,000)	(3,450,000)	(10,950,000)	(19,550,000)	(26,350,000)

Net increase (decrease) in shares outstanding	50,000	1,200,000	(1,500,000)	15,150,000	10,750,000	85,600,000

See notes to financial statements.

88	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Australia Index Fund
	Six months ended Feb. 28, 2007 (Unaudited)	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002

Net asset value, beginning of period	$21.59	$18.28	$13.56	$11.22	$9.36	$9.24

Income from investment operations:
Net investment income[a]	0.43	0.75	0.70	0.45	0.32	0.23
Net realized and unrealized gain (loss)[b]	3.59	3.23	4.60	2.32	1.81	(0.07)

Total from investment operations	4.02	3.98	5.30	2.77	2.13	0.16

Less distributions from:
Net investment income	(1.10)	(0.67)	(0.58)	(0.43)	(0.27)	(0.04)

Total distributions	(1.10)	(0.67)	(0.58)	(0.43)	(0.27)	(0.04)

Net asset value, end of period	$24.51	$21.59	$18.28	$13.56	$11.22	$9.36

Total return	18.89%[c]	22.35%	39.58%	24.95%	23.33%	1.74%

Ratios/Supplemental data:
Net assets, end of period (000s)	$921,594	$686,407	$369,355	$178,998	$87,541	$76,731
Ratio of expenses to average net assets[d]	0.52%	0.54%	0.57%	0.79%	0.84%	0.84%
Ratio of net investment income to average net assets[d]	3.77%	3.75%	4.13%	3.37%	3.21%	2.47%
Portfolio turnover rate[e]	4%	7%	17%	9%	8%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	89

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Brazil Index Fund
	Six months ended Feb. 28, 2007 (Unaudited)	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002

Net asset value, beginning of period	$39.09	$28.18	$16.96	$12.19	$8.30	$11.20

Income from investment operations:
Net investment income[a]	0.49	1.00	0.89	0.55	0.32	0.38
Net realized and unrealized gain (loss)[b]	7.15	10.49	10.79	4.49	3.68	(3.28)

Total from investment operations	7.64	11.49	11.68	5.04	4.00	(2.90)

Less distributions from:
Net investment income	(0.94)	(0.58)	(0.46)	(0.27)	(0.11)	–

Total distributions	(0.94)	(0.58)	(0.46)	(0.27)	(0.11)	–

Net asset value, end of period	$45.79	$39.09	$28.18	$16.96	$12.19	$8.30

Total return	19.57%[c]	41.13%	69.72%	41.42%	48.85%	(25.89)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,889,533	$2,468,295	$552,285	$209,504	$103,035	$83,788
Ratio of expenses to average net assets[d]	0.69%	0.70%	0.74%	0.96%	0.99%	0.99%
Ratio of expenses to average net assets exclusive of foreign taxes[d]	0.68%	n/a	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[d]	2.27%	2.65%	3.94%	3.59%	3.59%	3.50%
Portfolio turnover rate[e]	4%	15%	48%	106%	85%	103%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]

Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the six months ended February 28, 2007 and the years ended August 31, 2006 and August 31, 2005 would have been 4%, 13% and 9%, respectively. See Note 4.

See notes to financial statements.

90	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Canada Index Fund
	Six months ended Feb. 28, 2007 (Unaudited)	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002

Net asset value, beginning of period	$24.69	$20.30	$14.33	$12.25	$9.49	$10.70

Income from investment operations:
Net investment income[a]	0.16	0.25	0.17	0.11	0.10	0.07
Net realized and unrealized gain (loss)[b]	0.83	4.29	6.00	2.17	2.69	(1.27)

Total from investment operations	0.99	4.54	6.17	2.28	2.79	(1.20)

Less distributions from:
Net investment income	(0.28)	(0.15)	(0.20)	(0.20)	(0.03)	(0.01)

Total distributions	(0.28)	(0.15)	(0.20)	(0.20)	(0.03)	(0.01)

Net asset value, end of period	$25.40	$24.69	$20.30	$14.33	$12.25	$9.49

Total return	4.03%[c]	22.46%	43.35%	18.70%	29.47%	(11.23)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,044,057	$1,101,161	$420,301	$325,298	$503,407	$66,420
Ratio of expenses to average net assets[d]	0.52%	0.54%	0.57%	0.70%[e]	0.84%	0.84%
Ratio of expenses to average net assets exclusive of foreign taxes[d]	0.52%	n/a	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[d]	1.28%	1.09%	1.00%	0.81%	0.98%	0.70%
Portfolio turnover rate[f]	5%	20%	9%	10%	10%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Ratio of expenses to average net assets prior to voluntary reimbursed distribution fees for the year ended August 31, 2004 was 0.80%.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	91

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Index Fund
	Six months ended Feb. 28, 2007 (Unaudited)	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005[b]	Year ended Aug. 31, 2004[b]	Period from Apr. 7, 2003[a] to Aug. 31, 2003[b]

Net asset value, beginning of period	$97.43	$77.92	$53.96	$45.13	$33.75

Income from investment operations:
Net investment income[c]	0.33	1.65	1.65	1.13	0.26
Net realized and unrealized gain[d]	15.33	18.85	24.72	7.97	11.12

Total from investment operations	15.66	20.50	26.37	9.10	11.38

Less distributions from:
Net investment income	(1.57)	(0.99)	(2.41)	(0.27)	–

Total distributions	(1.57)	(0.99)	(2.41)	(0.27)	–

Net asset value, end of period	$111.52	$97.43	$77.92	$53.96	$45.13

Total return	16.09%[e]	26.44%	46.17%	20.21%	33.72%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$14,118,366	$11,969,380	$7,000,858	$1,958,596	$297,846
Ratio of expenses to average net assets prior to waived fees[f]	0.75%	0.77%	0.78%	0.77%	0.78%
Ratio of expenses to average net assets after waived fees[f]	0.75%	0.77%	0.77%	0.76%	0.78%
Ratio of expenses to average net assets after waived fees and exclusive of foreign taxes[f]	0.74%	0.75%	0.74%	0.74%	0.72%
Ratio of net investment income to average net assets[f]	0.63%	1.77%	2.40%	2.10%	1.58%
Portfolio turnover rate[g]	4%	12%	9%	8%	10%

[a]	Commencement of operations.
[b]	Per share amounts were adjusted to reflect a three-for-one stock split effective June 9, 2005.
[c]	Based on average shares outstanding throughout each period.
[d]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

92	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Hong Kong Index Fund
	Six months ended Feb. 28, 2007 (Unaudited)	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002

Net asset value, beginning of period	$14.20	$13.01	$10.91	$9.03	$7.99	$8.93

Income from investment operations:
Net investment income[a]	0.12	0.38	0.33	0.28	0.23	0.23
Net realized and unrealized gain (loss)[b]	1.88	1.17	2.04	1.75	0.95	(1.11)

Total from investment operations	2.00	1.55	2.37	2.03	1.18	(0.88)

Less distributions from:
Net investment income	(0.31)	(0.36)	(0.27)	(0.15)	(0.14)	(0.06)

Total distributions	(0.31)	(0.36)	(0.27)	(0.15)	(0.14)	(0.06)

Net asset value, end of period	$15.89	$14.20	$13.01	$10.91	$9.03	$7.99

Total return	14.13%[c]	12.20%	21.96%	22.69%	15.14%	(9.94)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,359,596	$882,712	$637,985	$449,923	$250,627	$99,502
Ratio of expenses to average net assets[d]	0.52%	0.54%	0.57%	0.80%	0.84%	0.84%
Ratio of net investment income to average net assets[d]	1.53%	2.87%	2.75%	2.78%	3.06%	2.56%
Portfolio turnover rate[e]	4%	10%	6%	5%	10%	15%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	93

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Malaysia Index Fund
	Six months ended Feb. 28, 2007 (Unaudited)	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002

Net asset value, beginning of period	$7.75	$7.19	$6.54	$5.99	$5.68	$5.11

Income from investment operations:
Net investment income[a]	0.07	0.26	0.20	0.13	0.10	0.08
Net realized and unrealized gain[b]	2.54	0.59	0.61	0.52	0.30	0.52

Total from investment operations	2.61	0.85	0.81	0.65	0.40	0.60

Less distributions from:
Net investment income	(0.20)	(0.29)	(0.16)	(0.10)	(0.09)	(0.03)

Total distributions	(0.20)	(0.29)	(0.16)	(0.10)	(0.09)	(0.03)

Net asset value, end of period	$10.16	$7.75	$7.19	$6.54	$5.99	$5.68

Total return	33.96%[c]	12.35%	12.39%	11.01%	7.39%	11.82%

Ratios/Supplemental data:
Net assets, end of period (000s)	$970,795	$374,334	$387,575	$224,218	$99,730	$93,262
Ratio of expenses to average net assets[d]	0.52%	0.54%	0.57%	0.79%	0.84%	0.84%
Ratio of net investment income to average net assets[d]	1.61%	3.46%	2.85%	1.97%	1.91%	1.53%
Portfolio turnover rate[e]	15%	60%	15%	39%	35%	37%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]

Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the six months ended February 28, 2007 and the years ended August 31, 2006 and August 31, 2005 would have been 3%, 9% and 9%, respectively. See Note 4.

See notes to financial statements.

94	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Mexico Index Fund
	Six months ended Feb. 28, 2007 (Unaudited)	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002

Net asset value, beginning of period	$41.30	$29.04	$19.35	$15.04	$13.65	$15.35

Income from investment operations:
Net investment income[a]	0.21	0.76	0.42	0.26	0.19	0.32
Net realized and unrealized gain (loss)[b]	9.46	11.98	9.55	4.26	1.72	(1.95)

Total from investment operations	9.67	12.74	9.97	4.52	1.91	(1.63)

Less distributions from:
Net investment income	(0.46)	(0.48)	(0.28)	(0.21)	(0.52)	(0.07)

Total distributions	(0.46)	(0.48)	(0.28)	(0.21)	(0.52)	(0.07)

Net asset value, end of period	$50.51	$41.30	$29.04	$19.35	$15.04	$13.65

Total return	23.43%[c]	44.11%	51.77%	30.28%	14.60%	(10.67)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,040,561	$764,107	$255,557	$129,623	$60,155	$70,994
Ratio of expenses to average net assets[d]	0.52%	0.54%	0.57%	0.78%	0.84%	0.84%
Ratio of net investment income to average net assets[d]	0.87%	2.06%	1.70%	1.40%	1.43%	2.05%
Portfolio turnover rate[e]	16%	12%	9%	12%	13%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	95

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Pacific ex-Japan Index Fund
	Six months ended Feb. 28, 2007 (Unaudited)	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Period from Oct. 25, 2001[a] to Aug. 31, 2002

Net asset value, beginning of period	$112.03	$97.57	$75.73	$62.03	$52.51	$50.03

Income from investment operations:
Net investment income[b]	1.79	3.83	3.70	2.68	1.87	1.35
Net realized and unrealized gain[c]	19.52	14.33	21.15	12.53	8.53	1.40

Total from investment operations	21.31	18.16	24.85	15.21	10.40	2.75

Less distributions from:
Net investment income	(5.20)	(3.70)	(3.01)	(1.51)	(0.88)	(0.27)

Total distributions	(5.20)	(3.70)	(3.01)	(1.51)	(0.88)	(0.27)

Net asset value, end of period	$128.14	$112.03	$97.57	$75.73	$62.03	$52.51

Total return	19.23%[d]	19.17%	33.27%	24.74%	20.15%	5.51%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,870,429	$2,094,931	$1,522,107	$651,250	$223,298	$105,029
Ratio of expenses to average net assets[e]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[e]	2.97%	3.67%	4.09%	3.68%	3.47%	2.87%
Portfolio turnover rate[f]	4%	8%	16%	8%	8%	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

96	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Singapore Index Fund
	Six months ended Feb. 28, 2007 (Unaudited)	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002

Net asset value, beginning of period	$9.11	$7.77	$6.52	$5.38	$5.01	$5.34

Income from investment operations:
Net investment income[a]	0.06	0.40	0.38	0.22	0.12	0.07
Net realized and unrealized gain (loss)[b]	2.86	1.23	1.15	1.04	0.33	(0.36)

Total from investment operations	2.92	1.63	1.53	1.26	0.45	(0.29)

Less distributions from:
Net investment income	(0.31)	(0.29)	(0.28)	(0.12)	(0.08)	(0.04)

Total distributions	(0.31)	(0.29)	(0.28)	(0.12)	(0.08)	(0.04)

Net asset value, end of period	$11.72	$9.11	$7.77	$6.52	$5.38	$5.01

Total return	32.31%[c]	21.61%	24.06%	23.47%	9.30%	(5.42)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,501,018	$574,620	$341,137	$170,047	$108,202	$88,126
Ratio of expenses to average net assets[d]	0.52%	0.54%	0.57%	0.79%	0.84%	0.84%
Ratio of net investment income to average net assets[d]	1.16%	4.74%	5.19%	3.50%	2.67%	1.44%
Portfolio turnover rate[e]	4%	6%	8%	9%	14%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	97

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI South Africa Index Fund
	Six months ended Feb. 28, 2007 (Unaudited)	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Period from Feb. 3, 2003[a] to Aug. 31, 2003

Net asset value, beginning of period	$97.67	$82.99	$59.92	$46.81	$38.72

Income from investment operations:
Net investment income[b]	1.02	2.87	1.92	1.23	0.89
Net realized and unrealized gain[c]	19.01	13.78	22.36	13.24	7.20

Total from investment operations	20.03	16.65	24.28	14.47	8.09

Less distributions from:
Net investment income	(2.51)	(1.97)	(1.21)	(1.36)	–

Total distributions	(2.51)	(1.97)	(1.21)	(1.36)	–

Net asset value, end of period	$115.19	$97.67	$82.99	$59.92	$46.81

Total return	20.57%[d]	20.06%	40.62%	31.30%	20.89%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$357,100	$297,898	$153,530	$92,882	$81,914
Ratio of expenses to average net assets[e]	0.68%	0.70%	0.74%	0.95%	0.99%
Ratio of net investment income to average net assets[e]	1.94%	2.79%	2.62%	2.23%	3.86%
Portfolio turnover rate[f]	3%	7%	32%	13%	17%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

98	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI South Korea Index Fund
	Six months ended Feb. 28, 2007 (Unaudited)	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002

Net asset value, beginning of period	$46.00	$34.75	$24.17	$23.06	$21.17	$13.25

Income from investment operations:
Net investment income (loss)[a]	0.51	0.31	0.46	0.22	0.19	(0.00)[b]
Net realized and unrealized gain[c]	3.23	11.20	10.22	1.13	1.70	7.92

Total from investment operations	3.74	11.51	10.68	1.35	1.89	7.92

Less distributions from:
Net investment income	(0.33)	(0.26)	(0.10)	(0.24)	–	–

Total distributions	(0.33)	(0.26)	(0.10)	(0.24)	–	–

Net asset value, end of period	$49.41	$46.00	$34.75	$24.17	$23.06	$21.17

Total return	8.13%[d]	33.16%	44.29%	5.83%	8.93%	59.77%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,667,473	$1,621,334	$698,455	$315,464	$154,486	$96,336
Ratio of expenses to average net assets[e]	0.68%	0.70%	0.74%	0.94%	0.99%	1.00%
Ratio of expenses to average net assets exclusive of foreign taxes[e]	0.68%	0.70%	0.74%	0.94%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets[e]	2.15%	0.71%	1.49%	0.87%	0.98%	(0.01)%
Portfolio turnover rate[f]	6%	47%	30%	29%	39%	25%

[a]	Based on average shares outstanding throughout each period.
[b]	Rounds to less than $0.01.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the six months ended February 28, 2007 and the years ended August 31, 2006 and August 31, 2005 would have been 0% and 14% and 9%, respectively. See Note 4.

See notes to the financial statements.

FINANCIAL HIGHLIGHTS	99

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Taiwan Index Fund
	Six months ended Feb. 28, 2007 (Unaudited)	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002

Net asset value, beginning of period	$12.57	$11.57	$10.66	$10.79	$8.82	$9.01

Income from investment operations:
Net investment income (loss)[a]	(0.04)	0.34	0.27	0.14	0.04	(0.03)
Net realized and unrealized gain (loss)[b]	2.10	0.80	0.72	(0.25)	1.93	(0.16)

Total from investment operations	2.06	1.14	0.99	(0.11)	1.97	(0.19)

Less distributions from:
Net investment income	(0.30)	(0.14)	(0.08)	(0.02)	–	–

Total distributions	(0.30)	(0.14)	(0.08)	(0.02)	–	–

Net asset value, end of period	$14.33	$12.57	$11.57	$10.66	$10.79	$8.82

Total return	16.42%[c]	9.84%	9.28%	(1.10)%	22.45%	(2.11)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,313,381	$1,893,751	$752,640	$390,228	$234,727	$142,043
Ratio of expenses to average net assets[d]	0.68%	0.85%	1.03%	1.19%[e]	1.31%	1.33%
Ratio of expenses to average net assets exclusive of foreign taxes[d]	n/a	0.70%	0.74%	0.92%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets[d]	(0.56)%	2.74%	2.34%	1.23%	0.43%	(0.28)%
Portfolio turnover rate[f]	19%	29%	20%	19%	15%	11%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Ratio of expenses to average net assets prior to voluntary reimbursed distribution fees for the year ended August 31, 2004 was 1.22%.
[f]

Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the six months ended February 28, 2007 and the years ended August 31, 2006 and August 31, 2005 would have been 5%, 10% and 10%, respectively. See Note 4.

See notes to the financial statements.

100	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation. As of February 28, 2007, the Company offered 24 investment portfolios or funds.

These financial statements relate only to the iShares MSCI Australia, iShares MSCI Brazil, iShares MSCI Canada, iShares MSCI Emerging Markets, iShares MSCI Hong Kong, iShares MSCI Malaysia, iShares MSCI Mexico, iShares MSCI Pacific ex-Japan, iShares MSCI Singapore, iShares MSCI South Africa, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded equity securities in the aggregate in a particular market, as measured by that market’s equity securities index compiled by Morgan Stanley Capital International Inc. (“MSCI”). The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Each Fund invests in the securities of foreign issuers of a single country or region, which may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of the financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Directors of the Company (the “Board”).

NOTES TO FINANCIAL STATEMENTS	101

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Any use of a rate different from the rates used by MSCI may adversely affect a Fund’s ability to track its underlying index. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

Certain countries may levy taxes on stock dividends (based on the par value of the stock dividends received) and other taxable corporate events (i.e. spin-offs and tender offers) by companies whose securities are held by the Funds. These foreign taxes, if any, are paid by the Funds receiving the stock dividends or holding the securities subject to the taxable corporate event, and are disclosed in their respective Statements of Operations.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, including any net foreign currency gains, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended February 28, 2007.

102	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The Funds had tax basis net capital loss carryforwards as of August 31, 2006, the tax year-end of the Funds, as follows:

iShares MSCI Index Fund	Expiring 2007	Expiring 2008	Expiring 2009	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Total
Australia	$–	$71,019	$1,971,994	$3,625,203	$650,082	$596,240	$384,424	$–	$7,298,962
Brazil	–	–	–	–	45,165,910	–	–	–	45,165,910
Canada	–	–	–	–	–	–	2,931,648	–	2,931,648
Emerging Markets	–	–	–	–	–	840,778	20,296,564	11,239,258	32,376,600
Hong Kong	4,085,707	–	–	4,971,970	2,870,602	2,330,414	468,716	425,440	15,152,849
Malaysia	8,654,333	–	–	9,819,029	2,898,105	775,477	6,820,474	1,543,708	30,511,126
Mexico	–	–	–	1,319,032	2,329,290	3,136,171	12,912	632,766	7,430,171
Pacific ex-Japan	–	–	–	–	329,461	2,563,114	1,175,692	853,529	4,921,796
Singapore	–	–	–	3,754,702	4,428,316	4,256,421	2,558,348	–	14,997,787
South Africa	–	–	–	–	–	527,613	–	260,738	788,351
South Korea	–	–	556,540	666,642	504,041	3,363,449	11,590,303	3,172,573	19,853,548
Taiwan	–	–	–	12,532,361	8,689,663	9,129,874	12,022,719	14,435,986	56,810,603

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Each Fund reclassifies at the end of its tax year certain amounts to paid-in-capital from accumulated net realized gain (loss) on investments and foreign currency transactions and accumulated net investment income (loss), respectively, as a result of permanent book and tax differences primarily attributed to net investment loss, return of capital, passive foreign investment companies, realized foreign currency gains and losses and gains and losses on in-kind redemptions. These reclassifications have no effect on net assets or net asset values per share.

As of February 28, 2007, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Australia	$817,754,528	$125,373,100	$(781,166)	$124,591,934
Brazil	1,981,939,958	909,121,908	(13,158,637)	895,963,271
Canada	900,135,841	159,909,030	(17,875,714)	142,033,316
Emerging Markets	12,544,303,209	2,727,686,992	(167,957,416)	2,559,729,576
Hong Kong	1,317,631,230	207,056,616	(13,097,340)	193,959,276
Malaysia	778,223,898	192,321,807	–	192,321,807
Mexico	1,025,425,089	79,238,132	(263,631)	78,974,501
Pacific ex-Japan	2,276,648,447	764,518,287	(3,383,781)	761,134,506
Singapore	1,443,282,303	228,711,603	(1,301,228)	227,410,375
South Africa	350,069,386	27,060,739	(20,200,327)	6,860,412
South Korea	1,176,939,961	607,850,849	(15,219,296)	592,631,553
Taiwan	1,864,789,717	474,368,787	(29,488,073)	444,880,714

NOTES TO FINANCIAL STATEMENTS	103

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of each of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to the iShares MSCI Australia, iShares MSCI Canada, iShares MSCI Hong Kong, iShares MSCI Malaysia, iShares MSCI Mexico and iShares MSCI Singapore Index Funds, BGFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of all the funds offered by the Company (except for the iShares MSCI Brazil, iShares MSCI Emerging Markets, iShares MSCI Pacific ex-Japan, iShares MSCI South Africa, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds) as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion

For its investment advisory services to the iShares MSCI Brazil, iShares MSCI South Africa, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds, BGFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of these four Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $2 billion
0.69	Over $2 billion, up to and including $4 billion
0.64	Over $4 billion

For its investment advisory services to the iShares MSCI Emerging Markets Index Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of the Fund excluding any investments in other iShares MSCI Index Funds, as follows:

Investment Advisory Fee	Average Daily Net Assets
0.75%	First $14 billion
0.68	Over $14 billion, up to and including $28 billion
0.61	Over $28 billion

104	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

BGFA voluntarily waived its advisory fees for the iShares MSCI Emerging Markets Index Fund in an amount equal to the investment advisory fees payable on the amount of the Fund’s investment in other iShares MSCI Index Funds.

For its investment advisory services to the iShares MSCI Pacific ex-Japan Index Fund, BGFA is entitled to an annual investment advisory fee of 0.50% of the average daily net assets of the Fund.

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Company. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Company. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Company. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended February 28, 2007, BGI earned securities lending agent fees as follows:

iShares MSCI Index Fund	Securities Lending Agent Fees
Australia	$53,455
Emerging Markets	4,680,656
Hong Kong	157,617
Mexico	458,551

iShares MSCI Index Fund	Securities Lending Agent Fees
Pacific ex-Japan	$177,855
Singapore	131,562
South Korea	407,778

Cross trades for the six months ended February 28, 2007, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMFand TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMFand TMMFare declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

The iShares MSCI Emerging Markets Index Fund, in order to improve its portfolio liquidity and its ability to track the MSCI Emerging Markets Index, may invest in shares of other iShares MSCI Index Funds that invest in securities in the Fund’s benchmark index. As of February 28,

NOTES TO FINANCIAL STATEMENTS	105

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

2007, the iShares MSCI Emerging Markets Index Fund held shares of the iShares MSCI Malaysia, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds.

The following table provides information about the direct investment by the iShares MSCI Emerging Markets Index Fund (exclusive of short-term investments) in issuers of which BGFA is an affiliate, or issuers of which the Fund owns 5% or more of the outstanding voting securities, for the six months ended February 28, 2007.

Name of Affiliated Issuer	Number of Shares Held Beginning of Period (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Period (in 000s)	Value at End of Period	Dividend Income	Net Realized Gain
iShares MSCI Malaysia
Index Fund	1,039	–	137	902	$9,083,694	$176,251	$101,664
iShares MSCI South Korea
Index Fund	546	140	124	562	27,546,930	197,279	2,693,944
iShares MSCI Taiwan Index Fund	2,812	724	639	2,897	40,361,562	910,711	1,447,929
Siliconware Precision
Industries Co. ADR	33,802	8,708	7,676	34,834	316,288,797	–	29,010,853
Sociedad Quimica y
Minera de Chile SA ADR	595	153	135	613	83,668,245	–	9,220,748

As of February 28, 2007, certain directors and officers of the Company are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2007, were as follows:

iShares MSCI Index Fund	Purchases	Sales
Australia	$29,638,371	$51,056,331
Brazil	119,462,067	157,402,562
Canada	56,327,114	60,052,296
Emerging Markets	488,614,871	654,904,620
Hong Kong	43,838,296	45,011,216
Malaysia	555,285,942	77,817,962
Mexico	159,522,777	171,740,630
Pacific ex-Japan	97,665,138	156,881,531
Singapore	41,242,318	43,955,489
South Africa	9,541,711	15,244,654
South Korea	92,486,111	177,896,965
Taiwan	533,476,049	394,617,655

106	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

In-kind transactions (see Note 4) for the six months ended February 28, 2007, were as follows:

iShares MSCI Index Fund	In-kind Purchases	In-kind Sales
Australia	$328,228,675	$187,119,604
Canada	36,772,067	122,248,221
Emerging Markets	3,346,003,381	2,962,131,369
Hong Kong	461,519,299	115,385,238
Mexico	804,688,320	700,295,694
Pacific ex-Japan	500,897,145	36,310,702
Singapore	850,279,670	136,161,055
South Africa	70,331,944	68,462,949

4. CAPITAL SHARE TRANSACTIONS

The Company has been authorized to issue 10.9 billion shares of $.001 par value capital stock. The number of shares authorized to each Fund are as follows:

iShares MSCI Index Fund	Authorized Shares
Australia	127,800,000
Brazil	500,000,000
Canada	340,200,000
Emerging Markets	500,000,000
Hong Kong	191,400,000
Malaysia	127,800,000

iShares MSCI Index Fund	Authorized Shares
Mexico	255,000,000
Pacific ex-Japan	500,000,000
Singapore	191,400,000
South Africa	200,000,000
South Korea	200,000,000
Taiwan	200,000,000

The Company issues and redeems capital shares of each Fund only in aggregations of a specified number of shares (each, a “Creation Unit”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the corresponding MSCI Index and an amount of cash (except for the iShares MSCI Brazil, iShares MSCI Malaysia, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds which are offered in Creation Units solely for cash in U.S. dollars). Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to Investors Bank, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant Fund for brokerage and market impact expenses relating to investing in portfolio securities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the market

NOTES TO FINANCIAL STATEMENTS	107

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of February 28, 2007, certain Funds had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities or non-U.S. Government debt securities. The market value of the securities on loan as of February 28, 2007 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The SEC staff has stated that it would not object if a fund does not implement FIN 48 in its NAV calculation until the date of the fund’s last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. The Company is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. The Company is currently evaluating the impact the adoption of FAS 157 will have on the Funds’ financial statement disclosures.

108	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	109

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. Total Market (IYY)

iShares Goldman Sachs Natural Resources (IGE)

iShares Goldman Sachs Networking (IGN)

iShares Goldman Sachs Semiconductor (IGW)

iShares Goldman Sachs Software (IGV)

iShares Goldman Sachs Technology (IGM)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Consumer

    Discretionary Sector (RXI)

iShares S&P Global Consumer Staples

    Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&PGlobal Financials Sector(IXG)

iShares S&PGlobal Healthcare Sector(IXJ)

iShares S&PGlobal Industrials Sector(EXI)

iShares S&PGlobal Materials Sector(MXI)

iShares S&PGlobal Technology Sector(IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap™ (IWC)

iShares International Country

Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman Short Treasury (SHV)

iShares Lehman 1-3 YearTreasury (SHY)

iShares Lehman 3-7 YearTreasury (IEI)

iShares Lehman 7-10 YearTreasury (IEF)

iShares Lehman 10-20 YearTreasury (TLH)

iShares Lehman 20+ YearTreasury (TLT)

iShares Lehman TIPS (TIP)

iShares Lehman Credit (CFT)

iShares Lehman 1-3 Year Credit (CSJ)

iShares Lehman Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares Lehman Government/Credit (GBF)

iShares Lehman Intermediate Government/Credit (GVI)

iShares Lehman MBS Fixed-Rate (MBB)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Specialty Index Funds

iShares KLD Select Social SM (KLD)

iShares KLD 400 Social (DSI)

iShares Dow Jones Select Dividend (DVY)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFEValue (EFV)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademarkof Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE/Xinhua Index Limited (“FXI”), iBoxx, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange LLC, Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. iBoxx is a registered trademarkof International Index Company Limited. “Goldman Sachs®” is a trademarkof Goldman, Sachs & Co. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. “FTSE” is a trade and service mark of London Stock Exchange and The Financial Times; “Xinhua” is a trade and service mark of Xinhua Financial Network Limited.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2007 Semi-Annual Report.

110	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morgan Stanley Capital International, nor does this company make any representation regarding the advisability of investing in the iShares Funds.

©2007 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds' website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a monthly basis on the Funds' website.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-035-04007

For more information visit our website
or call 1-800-iShares (1-800-474-2737)
www.iShares.com

iShares™

BARCLAYS

iSHARES® MSCI SERIES

2007 Semi-Annual Report to Shareholders – February 28, 2007

iShares MSCI Japan Index Fund

iShares™

Fund Performance Overview

iSHARES® MSCI JAPAN INDEX FUND

Performance as of February 28, 2007

The iShares MSCI Japan Index Fund (the “Fund”) seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded securities in the aggregate in the Japanese market, as represented by the MSCI Japan Index (the “Index”). The Fund invests in a representative sample of securities in the Index, which has a similar investment profile as the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended February 28, 2007, the Fund returned 8.15%, while the Index returned 8.35%.

Average Annual Total Returns

Year Ended 2/28/07			Five Years Ended 2/28/07			Ten Years Ended 2/28/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
6.53%	7.50%	7.01%	15.04%	14.90%	15.63%	2.82%	2.74%	3.58%

Cumulative Total Returns

Year Ended 2/28/07			Five Years Ended 2/28/07			Ten Years Ended 2/28/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
6.53%	7.50%	7.01%	101.51%	100.27%	106.67%	32.06%	31.00%	42.13%

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or ”NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

PORTFOLIO ALLOCATION As of 2/28/07
Sector	Percentage of Net Assets
Consumer Cyclical	25.06%
Financial	20.66
Industrial	20.37
Consumer Non-Cyclical	9.93
Basic Materials	8.78
Utilities	4.79
Technology	4.75
Communications	4.56
Energy	0.95
Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/07
Security	Percentage of Net Assets
Toyota Motor Corp.	6.48%
Mitsubishi UFJ Financial Group Inc.	3.47
Mizuho Financial Group Inc.	2.21
Sumitomo Mitsui Financial Group Inc.	2.07
Canon Inc.	1.93
Takeda Pharmaceutical Co. Ltd.	1.93
Honda Motor Co. Ltd.	1.93
Sony Corp.	1.76
Nippon Steel Corp.	1.38
Tokyo Electric Power Co. Inc. (The)	1.37

TOTAL	24.53%

FUND PERFORMANCE OVERVIEW	1

Shareholder Expenses (Unaudited)

iSHARES® MSCI JAPAN INDEX FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2006 to February 28, 2007.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (9/1/06)	Ending Account Value (2/28/07)	Annualized Expense Ratio	Expenses Paid During Period [a] (9/1/06 to 2/28/07)
Actual	$1,000.00	$1,081.50	0.52%	$2.68
Hypothetical (5% return before expenses)	1,000.00	1,022.20	0.52	2.61

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

2	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN INDEX FUND

February 28, 2007

Security	Shares	Value
COMMON STOCKS – 99.85%

ADVERTISING – 0.24%
Asatsu-DK Inc.	167,800	$5,225,826
Dentsu Inc.	8,390	23,367,515
Hakuhodo DY Holdings Inc.	117,460	7,930,793

		36,524,134

AGRICULTURE – 0.72%
Japan Tobacco Inc.	23,492	107,263,974

		107,263,974

AIRLINES – 0.14%
All Nippon Airways Co. Ltd.	3,356,000	13,114,133
Japan Airlines Corp.[a,b]	3,356,000	7,420,956

		20,535,089

APPAREL – 0.20%
Asics Corp.	461,000	5,384,850
Gunze Ltd.	1,678,000	9,573,600
Onward Kashiyama Co. Ltd.	1,105,000	15,416,002

		30,374,452

AUTO MANUFACTURERS – 9.34%
Hino Motors Ltd.	1,678,000	9,304,520
Honda Motor Co. Ltd.	7,718,800	287,944,431
Nissan Motor Co. Ltd.	11,227,100	130,004,483
Toyota Motor Corp.	14,263,000	965,432,418

		1,392,685,852

AUTO PARTS & EQUIPMENT – 1.66%
Aisin Seiki Co. Ltd.	1,007,000	34,760,771
Bridgestone Corp.	3,020,400	63,474,668
Denso Corp.	2,517,700	97,958,366
JTEKT Corp.	503,400	8,879,656
NGK Spark Plug Co. Ltd.	629,000	11,918,007
NHK Spring Co. Ltd.	406,000	4,153,032
NOK Corp.	503,400	8,603,494
Sumitomo Rubber Industries Inc.	503,400	5,990,581
Tokai Rika Co. Ltd.	167,800	4,114,099
Toyoda Gosei Co. Ltd.	335,600	7,590,902

		247,443,576

BANKS – 11.11%
Bank of Fukuoka Ltd. (The)	3,356,000	28,295,936
Bank of Kyoto Ltd. (The)	433,000	4,849,483
Bank of Yokohama Ltd. (The)	6,712,000	54,835,768

Security	Shares	Value
Chiba Bank Ltd. (The)	3,356,000	$32,006,414
Gunma Bank Ltd.	1,678,000	11,556,299
Hokuhoku Financial Group Inc.	6,717,000	25,284,061
Joyo Bank Ltd. (The)	3,356,000	22,007,951
Mitsubishi UFJ Financial Group Inc.	41,950	516,917,753
Mitsubishi UFJ Securities Co. Ltd.	1,678,000	20,039,414
Mitsui Trust Holdings Inc.	3,361,000	37,472,093
Mizuho Financial Group Inc.	46,984	329,127,906
Nishi-Nippon City Bank Ltd. (The)	3,356,000	16,116,504
Resona Holdings Inc.	23,493	66,621,497
Sapporo Hokuyo Holdings Inc.	1,128	11,709,837
77 Bank Ltd. (The)	1,678,000	11,882,028
Shinsei Bank Ltd.	6,712,000	35,915,162
Shizuoka Bank Ltd. (The)	3,356,000	35,830,189
Sumitomo Mitsui Financial Group Inc.	31,882	309,442,546
Sumitomo Trust & Banking Co. Ltd. (The)	6,712,000	76,022,315
Suruga Bank Ltd.	776,000	10,695,092

		1,656,628,248

BEVERAGES – 0.81%
Asahi Breweries Ltd.	1,678,000	27,474,532
Coca-Cola West Japan Co. Ltd.	335,600	7,520,091
Ito En Ltd.[b]	335,600	10,876,516
Kirin Brewery Co. Ltd.	4,038,000	62,400,962
Sapporo Holdings Ltd.[b]	1,678,000	12,490,999

		120,763,100

BUILDING MATERIALS – 1.30%
Asahi Glass Co. Ltd.	5,034,000	67,213,470
Daikin Industries Ltd.	1,174,600	41,934,068
JS Group Corp.	1,342,400	30,137,013
Matsushita Electric Works Ltd.	1,678,000	19,090,552
Nippon Sheet Glass Co. Ltd.	1,678,000	8,610,575
Sumitomo Osaka Cement Co. Ltd.	1,678,000	5,480,745
Taiheiyo Cement Corp.	5,034,000	22,092,923

		194,559,346

CHEMICALS – 3.79%
Asahi Kasei Corp.	6,712,000	49,170,916

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

February 28, 2007

Security	Shares	Value
Daicel Chemical Industries Ltd.	1,678,000	$12,080,297
Dainippon Ink & Chemical Inc.	3,356,000	13,652,293
Denki Kagaku Kogyo Kabushiki Kaisha	3,356,000	15,153,480
Hitachi Chemical Co. Ltd.	335,600	7,803,334
JSR Corp.	839,000	19,402,118
Kaneka Corp.	1,678,000	15,649,155
Mitsubishi Chemical Holdings Corp.	5,873,000	47,535,190
Mitsubishi Gas Chemical Co. Inc.	1,678,000	18,212,499
Mitsui Chemicals Inc.	3,356,000	29,145,664
Nippon Kayaku Co. Ltd.	1,678,000	14,431,210
Nissan Chemical Industries Ltd.	1,103,000	14,122,049
Nitto Denko Corp.	839,000	42,840,444
Shin-Etsu Chemical Co. Ltd.	2,013,600	126,099,608
Showa Denko K.K.	5,034,000	19,033,903
Sumitomo Chemical Co. Ltd.	6,712,000	50,983,669
Taiyo Nippon Sanso Corp.	1,678,000	14,983,533
Tokuyama Corp.	908,000	15,748,323
Tosoh Corp.	3,356,000	17,249,474
Ube Industries Ltd.	5,042,000	16,255,593
Zeon Corp.	566,000	5,933,004

		565,485,756

COMMERCIAL SERVICES – 0.91%
Benesse Corp.	335,600	12,915,863
Dai Nippon Printing Co. Ltd.	3,356,000	50,700,427
Goodwill Group Inc. (The)[b]	6,712	5,149,351
Kamigumi Co. Ltd.	1,678,000	14,955,209
KK DaVinci Advisors[a]	5,034	5,948,095
Park 24 Co. Ltd.[b]	335,600	4,704,660
TIS Inc.	335,600	6,925,281
Toppan Printing Co. Ltd.	3,356,000	33,904,140

		135,203,026

COMPUTERS – 1.04%
CSK Holdings Corp.	335,600	14,700,291
Fujitsu Ltd.	8,390,000	58,206,355
Itochu Techno-Science Corp.	167,800	8,114,901
Meitec Corp.[b]	167,800	5,254,150
Net One Systems Co. Ltd.	3,356	4,163,666
Obic Co. Ltd.	16,780	3,400,327

Security	Shares	Value
Otsuka Corp.	62,000	$6,049,036
TDK Corp.	671,200	55,912,090

		155,800,816

COSMETICS & PERSONAL CARE – 0.84%
Aderans Co. Ltd.	167,800	4,319,450
Kao Corp.	2,608,000	76,158,839
Shiseido Co. Ltd.	1,678,000	35,546,947
Uni-Charm Corp.	167,800	9,998,464

		126,023,700

DISTRIBUTION & WHOLESALE – 3.79%
Canon Marketing Japan Inc.	167,800	3,646,749
Hitachi High-Technologies Corp.	167,800	4,687,665
ITOCHU Corp.	8,390,000	80,794,952
Marubeni Corp.	6,716,000	42,114,935
Mitsubishi Corp.	6,701,900	156,114,647
Mitsui & Co. Ltd.	8,390,000	150,826,687
Sojitz Corp.[a]	2,855,600	12,725,297
Sumitomo Corp.	5,034,000	90,496,012
Toyota Tsusho Corp.	839,000	23,296,704

		564,703,648

DIVERSIFIED FINANCIAL SERVICES – 3.60%
ACOM Co. Ltd.	352,380	13,056,068
Aeon Credit Service Co. Ltd.	504,270	9,575,959
AIFUL Corp.	335,600	9,120,412
Credit Saison Co. Ltd.	839,000	27,616,154
Daiwa Securities Group Inc.	6,712,000	85,029,430
Nikko Cordial Corp.	4,195,000	40,609,909
Nomura Holdings Inc.	8,725,600	189,630,924
ORIX Corp.	419,500	115,421,361
Promise Co. Ltd.	419,700	14,310,571
SFCG Co. Ltd.	16,780	2,733,291
Shinko Securities Co. Ltd.	1,678,000	8,907,980
Takefuji Corp.	552,870	21,557,660

		537,569,719

ELECTRIC – 4.08%
Chubu Electric Power Co. Inc.	3,349,900	112,808,381
Electric Power Development Co. Ltd.	839,000	42,273,958
Hokkaido Electric Power Co. Inc.	839,000	22,942,651
Kansai Electric Power Co. Inc. (The)	3,852,700	114,457,559

4	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

February 28, 2007

Security	Shares	Value
Kyushu Electric Power Co. Inc.	1,845,800	$52,810,583
Tohoku Electric Power Co. Inc.	2,181,500	58,180,698
Tokyo Electric Power Co. Inc. (The)	5,873,000	204,713,593

		608,187,423

ELECTRICAL COMPONENTS & EQUIPMENT – 3.71%
Casio Computer Co. Ltd.	1,174,600	25,973,347
Fujikura Ltd.	1,678,000	11,797,055
Furukawa Electric Co. Ltd. (The)	3,356,000	22,234,544
Hitachi Cable Ltd.	1,678,000	10,083,437
Hitachi Ltd.	16,780,000	117,687,302
Mitsubishi Electric Corp.	10,068,000	100,692,746
SANYO Electric Co. Ltd.[a,b]	6,712,000	10,083,437
Sharp Corp.	5,034,000	93,257,628
Stanley Electric Co. Ltd.	672,400	13,364,578
Sumitomo Electric Industries Ltd.	3,356,000	50,020,644
Toshiba Corp.	15,102,000	95,339,461
Ushio Inc.	167,800	3,236,047

		553,770,226

ELECTRONICS – 4.19%
Advantest Corp.	671,200	31,383,281
Alps Electric Co. Ltd.	839,000	10,033,869
Dainippon Screen Manufacturing Co. Ltd.	815,000	6,672,153
Fanuc Ltd.	839,000	74,917,669
Hirose Electric Co. Ltd.	167,800	21,172,384
IBIDEN Co. Ltd.	671,200	33,592,573
Keyence Corp.	184,292	43,349,099
Kyocera Corp.	839,000	76,333,882
Mabuchi Motor Co. Ltd.	167,800	10,437,490
Minebea Co. Ltd.	1,678,000	11,074,785
Murata Manufacturing Co. Ltd.	1,006,800	72,906,646
NEC Corp.	10,068,000	53,362,906
NGK Insulators Ltd.	1,678,000	31,723,172
Nippon Electric Glass Co. Ltd.	1,259,000	30,761,742
Omron Corp.	1,174,600	32,912,791
Secom Co. Ltd.	1,006,800	50,728,750
Tokyo Seimitsu Co. Ltd.[b]	167,800	6,316,310
Yaskawa Electric Corp.	1,142,000	12,433,473
Yokogawa Electric Corp.	1,006,800	14,861,739

		624,974,714

Security	Shares	Value

ENGINEERING & CONSTRUCTION – 0.96%
Chiyoda Corp.	609,000	$13,517,914
JGC Corp.	1,202,000	18,240,250
Kajima Corp.	5,034,000	26,681,453
Nishimatsu Construction Co. Ltd.	1,678,000	5,749,824
Obayashi Corp.	3,356,000	22,574,436
Okumura Corp.[b]	1,678,000	9,262,033
Shimizu Corp.	3,356,000	20,166,874
Taisei Corp.	5,034,000	19,118,876
Toda Corp.	1,678,000	7,874,145

		143,185,805

ENTERTAINMENT – 0.22%
Oriental Land Co. Ltd.	335,600	19,855,306
Toho Co. Ltd.	672,400	13,392,953

		33,248,259

ENVIRONMENTAL CONTROL – 0.05%
Kurita Water Industries Ltd.	335,600	7,690,037

		7,690,037

FOOD – 1.00%
Ajinomoto Co. Inc.	3,356,000	41,438,393
Katokichi Co. Ltd.	671,200	5,024,724
Kikkoman Corp.	1,678,000	23,778,216
Meiji Dairies Corp.	1,678,000	14,487,859
Meiji Seika Kaisha Ltd.	1,678,000	8,440,630
Nichirei Corp.	1,678,000	10,225,058
Nippon Meat Packers Inc.	1,118,000	13,974,410
Nisshin Seifun Group Inc.	841,000	8,787,256
Nissin Food Products Co. Ltd.	504,200	18,000,304
Yakult Honsha Co. Ltd.	167,800	5,070,043

		149,226,893

FOREST PRODUCTS & PAPER – 0.26%
Nippon Paper Group Inc.	5,034	19,373,795
Oji Paper Co. Ltd.	3,356,000	18,778,985

		38,152,780

GAS – 0.71%
Osaka Gas Co. Ltd.	10,068,000	39,512,343
Tokyo Gas Co. Ltd.	11,746,000	65,924,716

		105,437,059

HAND & MACHINE TOOLS – 0.73%
Fuji Electric Holdings Co. Ltd.	3,356,000	16,456,396
Makita Corp.	335,600	12,321,053

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

February 28, 2007

Security	Shares	Value
Nidec Corp.	552,200	$36,118,918
OSG Corp.[b]	335,600	5,401,436
SMC Corp.	168,500	22,469,511
THK Co. Ltd.	671,800	16,896,350

		109,663,664

HEALTH CARE - PRODUCTS – 0.68%
Hoya Corp.	2,013,600	69,677,680
Terumo Corp.	839,000	32,077,225

		101,754,905

HOME BUILDERS – 0.72%
Daiwa House Industry Co. Ltd.	2,664,000	47,553,361
Haseko Corp.[a]	3,356,000	12,887,539
Sekisui Chemical Co. Ltd.	2,654,000	21,884,273
Sekisui House Ltd.	1,678,000	25,066,971

		107,392,144

HOME FURNISHINGS – 3.32%
Matsushita Electric Industrial Co. Ltd.	10,068,015	203,085,250
Pioneer Corp.	839,400	11,498,048
Sony Corp.	5,034,000	262,141,031
Yamaha Corp.	839,000	19,154,281

		495,878,610

HOUSEWARES – 0.12%
TOTO Ltd.	1,678,000	17,730,987

		17,730,987

INSURANCE – 2.36%
Millea Holdings Inc.	3,524,000	131,757,775
Mitsui Sumitomo Insurance Co. Ltd.	6,180,000	77,090,265
Sompo Japan Insurance Inc.	4,345,000	58,234,038
T&D Holdings Inc.	1,174,600	84,958,619

		352,040,697

INTERNET – 1.34%
Access Co. Ltd.[a,b]	995	4,870,659
E*Trade Securities Co. Ltd.	6,712	9,120,412
eAccess Ltd.	5,034	3,662,327
Index Corp.[b]	5,034	3,033,528
Matsui Securities Co. Ltd.	503,400	5,128,107
Rakuten Inc.	31,882	16,575,357
SBI Holdings Inc.	46,984	20,064,906

Security	Shares	Value
SoftBank Corp.[b]	3,685,100	$93,149,973
Trend Micro Inc.	533,500	15,083,977
Yahoo! Japan Corp.	75,510	28,646,449

		199,335,695

IRON & STEEL – 3.83%
Daido Steel Co. Ltd.	1,678,000	12,009,486
JFE Holdings Inc.	2,685,050	165,202,469
Kobe Steel Ltd.	13,424,000	53,929,392
Nippon Steel Corp.	30,204,000	205,209,267
Nisshin Steel Co. Ltd.	5,042,000	22,085,479
Sumitomo Metal Industries Ltd.	20,136,000	101,627,446
Tokyo Steel Manufacturing Co. Ltd.	671,800	11,209,424

		571,272,963

LEISURE TIME – 0.64%
Namco Bandai Holdings Inc.	1,006,898	14,854,688
Round One Corp.	1,678	4,092,856
Sankyo Co. Ltd.	335,600	15,040,182
Sega Sammy Holdings Inc.	839,000	20,995,358
Shimano Inc.	335,600	10,140,085
Yamaha Motor Co. Ltd.	1,007,000	29,916,361

		95,039,530

MACHINERY – 0.21%
Hitachi Construction Machinery Co. Ltd.	335,600	9,601,924
Japan Steel Works Ltd. (The)	1,678,000	16,116,504
Okuma Corp.	493,000	5,675,419

		31,393,847

MACHINERY - CONSTRUCTION & MINING – 0.68%
Komatsu Ltd.	4,530,600	100,756,476

		100,756,476

MACHINERY – DIVERSIFIED – 1.08%
Amada Co. Ltd.	1,678,000	19,019,741
Ebara Corp.[b]	1,678,000	7,859,982
Kubota Corp.	5,034,000	50,006,481
Sumitomo Heavy Industries Ltd.	3,356,000	34,385,653
Toyota Industries Corp.	1,006,800	49,963,995

		161,235,852

6	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

February 28, 2007

Security	Shares	Value
MANUFACTURING – 2.63%
ARRK Corp.	336,600	$4,653,338
FUJIFILM Holdings Corp.	2,517,000	108,127,865
Glory Ltd.	167,800	3,328,101
Ishikawajima-Harima Heavy Industries Co. Ltd.	6,718,000	26,875,402
Kawasaki Heavy Industries Ltd.	6,712,000	27,361,236
Konica Minolta Holdings Inc.[a]	2,517,000	32,247,170
Mitsubishi Heavy Industries Ltd.	16,780,000	94,744,651
Nikon Corp.	1,678,000	38,520,994
Olympus Corp.	1,678,000	56,223,657

		392,082,414

MEDIA – 0.06%
Fuji Television Network Inc.	1,655	3,757,396
Tokyo Broadcasting System Inc.	167,800	5,551,555

		9,308,951

METAL FABRICATE & HARDWARE – 0.29%
NSK Ltd.	3,356,000	29,230,637
NTN Corp.	1,678,000	13,708,942

		42,939,579

MINING – 0.90%
DOWA HOLDINGS Co. Ltd.	1,678,000	17,320,285
Mitsubishi Materials Corp.	5,034,000	23,070,111
Mitsui Mining & Smelting Co. Ltd.	3,356,000	18,948,930
Nippon Light Metal Co. Ltd.	1,678,000	5,140,853
Sumitomo Metal Mining Co. Ltd.	2,885,000	51,498,291
Sumitomo Titanium Corp.	78,400	9,627,548
Toho Titanium Co. Ltd.[b]	167,800	9,106,250

		134,712,268

OFFICE & BUSINESS EQUIPMENT – 2.56%
Canon Inc.	5,285,050	288,595,801
Ricoh Co. Ltd.	3,356,000	74,209,562
Seiko Epson Corp.	671,200	19,373,794

		382,179,157

OIL & GAS – 0.95%
INPEX Holdings Inc.[a]	4,054	33,941,580
Nippon Mining Holdings Inc.	4,195,000	35,086,678
Nippon Oil Corp.	6,712,500	49,004,621
Showa Shell Sekiyu K.K.	503,400	5,816,387

Security	Shares	Value
TonenGeneral Sekiyu K.K.[b]	1,678,000	$18,410,769

		142,260,035

PACKAGING & CONTAINERS – 0.11%
Toyo Seikan Kaisha Ltd.	839,000	16,357,261

		16,357,261

PHARMACEUTICALS – 4.97%
Astellas Pharma Inc.	2,684,830	117,603,644
Chugai Pharmaceutical Co. Ltd.	1,342,400	33,252,682
Daiichi Sankyo Co. Ltd.	3,523,869	113,313,423
Eisai Co. Ltd.	1,342,400	68,318,116
Kyowa Hakko Kogyo Co. Ltd.	1,678,000	15,309,263
Mediceo Paltac Holdings Co. Ltd.	671,200	12,519,323
Santen Pharmaceutical Co. Ltd.	167,800	4,588,530
Shionogi & Co. Ltd.	1,678,000	32,431,278
Suzuken Co. Ltd.	335,600	12,009,486
Taisho Pharmaceutical Co. Ltd.	1,098,000	20,387,391
Takeda Pharmaceutical Co. Ltd.	4,195,700	288,247,441
Tanabe Seiyaku Co. Ltd.	1,678,000	22,631,084

		740,611,661

REAL ESTATE – 3.00%
Daito Trust Construction Co. Ltd.	503,400	24,387,189
Leopalace21 Corp.	671,200	21,243,195
Mitsubishi Estate Co. Ltd.	5,333,000	166,086,593
Mitsui Fudosan Co. Ltd.	4,210,000	116,189,391
NTT Urban Development Corp.	4,197	9,493,151
Sumitomo Realty & Development Co. Ltd.	1,678,000	66,845,255
Tokyo Tatemono Co. Ltd.	1,678,000	23,310,866
Tokyu Land Corp.	1,678,000	19,954,441

		447,510,081

REAL ESTATE INVESTMENT TRUSTS – 0.52%
Japan Real Estate
Investment Corp.	1,678	20,535,089
Japan Retail Fund Investment Corp.	1,678	15,578,343
Nippon Building Fund Inc.	2,456	35,652,783
Nomura Real Estate Office Fund Inc.	520	6,144,238

		77,910,453

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

February 28, 2007

Security	Shares	Value
RETAIL – 2.97%
AEON Co. Ltd.	2,852,600	$59,466,785
Aoyama Trading Co. Ltd.	335,600	10,621,598
Autobacs Seven Co. Ltd.	167,800	6,670,363
Citizen Watch Co. Ltd.	1,845,800	17,369,853
Daimaru Inc. (The)	1,678,000	23,240,055
FamilyMart Co. Ltd.	335,600	9,205,385
Fast Retailing Co. Ltd.	277,000	22,630,375
Isetan Co. Ltd.	1,006,800	18,354,121
Lawson Inc.	335,600	12,859,214
Marui Co. Ltd.	1,510,200	18,965,925
Mitsukoshi Ltd.	1,678,000	7,775,010
Nitori Co. Ltd.	167,800	7,874,144
Ryohin Keikaku Co. Ltd.	91,300	6,241,550
Seven & I Holdings Co. Ltd.	4,027,280	129,161,193
Shimachu Co. Ltd.	335,600	10,055,113
Shimamura Co. Ltd.	47,700	5,402,659
Takashimaya Co. Ltd.	1,678,000	21,979,626
UNY Co. Ltd.	1,245,000	17,348,145
USS Co. Ltd.	117,460	7,385,551
Yamada Denki Co. Ltd.	335,600	29,938,743

		442,545,408

SEMICONDUCTORS – 0.98%
Elpida Memory Inc.[a,b]	335,600	15,011,858
NEC Electronics Corp.[a,b]	167,800	4,531,882
Rohm Co. Ltd.	503,800	46,219,403
Sanken Electric Co. Ltd.	332,000	3,213,943
Shinko Electric Industries Co. Ltd.	167,800	3,823,775
Sumco Corp.	335,600	12,434,350
Tokyo Electron Ltd.	839,052	60,900,934

		146,136,145

SHIPBUILDING – 0.09%
Mitsui Engineering &
Shipbuilding Co. Ltd.	3,356,000	13,425,700

		13,425,700

SOFTWARE – 0.17%
Fuji Soft ABC Inc.	167,800	4,900,097
Konami Corp.	504,200	13,404,482
Nomura Research Institute Ltd.	42,000	6,377,010

		24,681,589

Security	Shares	Value
STORAGE & WAREHOUSING – 0.04%
Mitsubishi Logistics Corp.	319,000	$5,532,726

		5,532,726

TELECOMMUNICATIONS – 2.92%
Hikari Tsushin Inc.	167,800	7,590,902
KDDI Corp.	11,746	91,898,063
Nippon Telegraph & Telephone Corp.	25,170	133,407,267
NTT Data Corp.	6,712	33,989,112
NTT DoCoMo Inc.	88,934	162,878,660
Oki Electric Industry Co. Ltd.[b]	3,356,000	5,919,770

		435,683,774

TEXTILES – 1.00%
Kuraray Co. Ltd.	1,678,000	18,325,796
Mitsubishi Rayon Co. Ltd.	3,356,000	22,121,247
Nisshinbo Industries Inc.	1,678,000	22,092,923
Teijin Ltd.	5,034,000	27,361,235
Toray Industries Inc.	6,712,000	48,434,485
Toyobo Co. Ltd.	3,356,000	10,734,894

		149,070,580

TOYS, GAMES & HOBBIES – 0.90%
Nintendo Co. Ltd.	503,400	133,832,129

		133,832,129

TRANSPORTATION – 4.34%
Central Japan Railway Co.	8,390	100,551,125
East Japan Railway Co.	16,780	128,592,142
Hankyu Hanshin Holdings Inc.	5,039,800	33,730,526
Kawasaki Kisen Kaisha Ltd.	3,356,000	33,365,979
Keihin Electric Express Railway Co. Ltd.[b]	1,682,000	13,784,209
Keio Corp.	3,356,000	23,622,433
Kintetsu Corp.	8,394,000	27,629,320
Mitsui O.S.K. Lines Ltd.	5,034,000	56,846,791
Nippon Express Co. Ltd.	5,034,000	32,119,711
Nippon Yusen Kabushiki Kaisha	5,034,000	39,724,775
Odakyu Electric Railway Co. Ltd.	1,678,000	12,561,810
Seino Holdings Co. Ltd.	1,243,000	12,484,028
Tobu Railway Co. Ltd.	5,034,000	26,044,157
Tokyu Corp.	5,034,000	40,574,503
West Japan Railway Co.	8,390	39,653,965

8	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

February 28, 2007

Security	Shares or Principal	Value
Yamato Holdings Co. Ltd.	1,678,000	$26,837,237

		648,122,711

VENTURE CAPITAL – 0.07%
JAFCO Co. Ltd.	167,800	10,310,031

		10,310,031

TOTAL COMMON STOCKS (Cost: $11,301,973,460)		14,894,145,655

SHORT-TERM INVESTMENTS – 0.95%

CERTIFICATES OF DEPOSIT[c] – 0.04%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$1,450,374	1,450,374
Deutsche Bank AG
5.35%, 08/08/07	2,417,289	2,417,289
Washington Mutual Bank
5.33%, 03/19/07	2,417,289	2,417,289

		6,284,952

COMMERCIAL PAPER[c] – 0.20%
Amstel Funding Corp.
5.22%, 04/16/07 - 04/17/07[d]	919,643	913,426
BNP Paribas Finance Inc.
5.12%, 06/06/07	338,421	333,756
Bryant Park Funding LLC
5.27%, 03/06/07[d]	238,287	238,112
Cantabric Finance LLC
5.25%, 03/06/07[d]	773,533	772,969
Cheyne Finance LLC
5.24%, 04/12/07 - 04/23/07[d]	725,187	719,979
Concord Minutemen Capital Co. LLC
5.29%, 03/19/07[d]	492,808	491,504
Crown Point Capital Co. LLC
5.20%, 07/18/07[d]	1,116,933	1,094,507
Edison Asset Securitization LLC
5.21%, 04/11/07[d]	400,719	398,341
Five Finance Inc.
5.22%, 04/20/07[d]	444,781	441,557

Security	Principal	Value
General Electric Capital Corp.
5.12% - 5.20%, 06/04/07 - 07/17/07[d]	$1,692,103	$1,663,040
Giro Funding Corp.
5.25%, 03/05/07 - 03/12/07[d]	1,585,742	1,583,830
Grampian Funding LLC
5.14% - 5.23%, 04/23/07 - 06/06/07[d]	1,885,486	1,862,068
Harrier Finance Funding LLC
5.12%, 06/06/07[d]	966,916	953,590
Irish Permanent Treasury PLC
5.18%, 07/10/07	483,458	474,345
KKR Pacific Funding Trust
5.29%, 03/13/07[d]	1,208,645	1,206,513
Lexington Parker Capital Co. LLC
5.18% - 5.20%, 05/17/07 - 07/25/07[d]	1,221,679	1,200,884
Liberty Street Funding Corp.
5.27%, 03/06/07[d]	116,030	115,945
Lockhart Funding LLC
5.25%, 05/04/07 - 05/14/07[d]	2,181,323	2,160,603
Nationwide Building Society
5.21%, 04/13/07[d]	918,570	912,854
Nestle Capital Corp.
5.19%, 08/09/07	580,149	566,684
Sedna Finance Inc.
5.22%, 04/17/07[d]	551,142	547,386
Simba Funding Corp.
5.20%, 07/23/07[d]	966,916	946,804
Societe Generale
5.18%, 05/16/07	2,417,289	2,390,855
Thames Asset Global Securitization No. 1 Inc.
5.25% - 5.28%, 03/02/07 - 03/12/07[d]	3,683,524	3,679,961
Thornburg Mortgage Capital Resources LLC
5.28%, 03/12/07[d]	707,782	706,640

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

February 28, 2007

Security	Shares or Principal	Value
Three Pillars Funding Corp.
5.26%, 03/01/07 - 03/12/07[d]	$507,611	$507,212
Tulip Funding Corp.
5.29%, 03/15/07[d]	1,856,101	1,852,282
Westpac Banking Corp.
5.20%, 07/12/07[d]	870,224	853,506
Zela Finance Inc.
5.20%, 07/16/07[d]	580,149	568,669

		30,157,822

MEDIUM-TERM NOTES[c] – 0.02%
Bank of America N.A.
5.28%, 04/20/07	241,729	241,729
Cullinan Finance Corp.
5.71%, 06/28/07[d]	725,187	725,187
K2 USA LLC
5.39%, 06/04/07[d]	725,187	725,187
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07[d]	1,131,292	1,131,292

		2,823,395

MONEY MARKET FUNDS – 0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30%[e,f]	8,015,452	8,015,452

		8,015,452

REPURCHASE AGREEMENTS[c] – 0.12%
Banc of America Securities LLC 5.36%, due 3/1/07, maturity value $1,934,120 (collateralized by non-U.S. Government debt securities, value $1,993,419, 5.50% to 7.70%, 9/15/09 to 5/1/19).	$1,933,832	1,933,832

Security	Principal	Value
Bear Stearns Companies Inc. (The) 5.37%, due 3/1/07, maturity value $1,450,590 (collateralized by non-U.S. Government debt securities, value $1,596,671, 0.00% to 9.20%, 10/17/18 to 11/25/52).	$1,450,374	$1,450,374
BNP Securities Corp. 5.36%, due 3/1/07, maturity value $96,706 (collateralized by non-U.S. Government debt securities, value $101,606, 5.43%, 3/15/08).	96,692	96,692
Citigroup Global Markets Holdings Inc. 5.36%, due 3/1/07, maturity value $1,450,590 (collateralized by non-U.S. Government debt securities, value $1,562,820, 0.00% to 10.00%, 5/27/33 to 8/25/46).	1,450,374	1,450,374
Citigroup Global Markets Holdings Inc. 5.36%, due 3/1/07, maturity value $1,934,120 (collateralized by non-U.S. Government debt securities, value $2,032,126, 4.91% to 6.31%, 10/25/33 to 8/25/46).	1,933,832	1,933,832
Citigroup Global Markets Holdings Inc. 5.42%, due 3/1/07, maturity value $1,063,767 (collateralized by non-U.S. Government debt securities, value $1,146,176, 0.00% to 10.00%, 5/27/33 to 8/25/46).	1,063,607	1,063,607

10	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

February 28, 2007

Security	Principal	Value
Citigroup Global Markets Holdings Inc. 5.46%, due 3/1/07, maturity value $580,237 (collateralized by non-U.S. Government debt securities, value $646,310, 0.00% to 10.00%, 5/27/33 to 2/28/37).	$580,149	$580,149
Goldman Sachs Group Inc. (The) 5.36%, due 3/1/07, maturity value $358,846 (collateralized by non-U.S. Government debt securities, value $377,031, 4.52% to 6.89%, 1/15/09 to 10/25/36).	358,793	358,793
Greenwich Capital Markets Inc. 5.46%, due 3/1/07, maturity value $4,061,662 (collateralized by non-U.S. Government debt securities, value $4,477,699, 0.00% to 10.00%, 4/1/07 to 12/31/49).	4,061,046	4,061,046
HSBC Securities Inc. 5.36%, due 3/1/07, maturity value $483,530 (collateralized by non-U.S. Government debt securities, value $508,064, 3.72% to 5.99%, 12/15/36 to 6/1/46).	483,458	483,458
JP Morgan Securities Inc. 5.41%, due 3/1/07, maturity value $241,765 (collateralized by non-U.S. Government debt securities, value $254,046, 6.25% to 9.56%, 5/15/11 to 2/1/30).	241,729	241,729

Security	Principal	Value
Merrill Lynch & Co. Inc. 5.36%, due 3/1/07, maturity value $967,060 (collateralized by non-U.S. Government debt securities, value $1,016,068, 1.63% to 14.50%, 5/1/07 to 9/18/37).	$966,916	$966,916
Morgan Stanley 5.36%, due 3/1/07, maturity value $967,060 (collateralized by non-U.S. Government debt securities, value $1,016,287, 0.00% to 10.00%, 3/1/07 to 2/28/37).	966,916	966,916
Morgan Stanley 5.51%, due 2/4/08, maturity value $711,441 (collateralized by non-U.S. Government debt securities, value $802,676, 0.00% to 10.00%, 3/1/07 to 2/28/37).[g]	676,841	676,841
Wachovia Capital 5.38%, due 3/1/07, maturity value $2,127,533 (collateralized by non-U.S. Government debt securities, value $2,235,339, 0.00% to 8.32%, 2/15/08 to 3/15/49).	2,127,215	2,127,215

		18,391,774

TIME DEPOSITS[c] – 0.04%
Bank of Nova Scotia
5.30%, 03/02/07	405,486	405,486
Chase Bank USA N.A.
5.38%, 03/01/07	1,450,374	1,450,374
Citibank N.A.
5.47%, 03/01/07	1,450,374	1,450,374

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

February 28, 2007

Security	Principal	Value
Deutsche Bank AG
5.38%, 03/01/07	$2,271,005	$2,271,005

		5,577,239

VARIABLE & FLOATING RATE NOTES[c] – 0.47%
Allstate Life Global Funding II
5.30% - 5.40%, 02/15/08 - 03/07/08[d]	2,475,304	2,475,550
American Express Centurion Bank
5.41%, 07/19/07	1,063,607	1,064,086
American Express Credit Corp.
5.42%, 03/05/08	290,075	290,216
AmeriCredit Automobile Receivables Trust
5.35%, 03/06/07	44,067	44,067
Arkle Master Issuer PLC Series 2006-1A Class 1A
5.30%, 11/19/07[d]	725,187	725,187
ASIF Global Financing
5.40%, 05/03/07[d]	96,692	96,700
Australia & New Zealand Banking Group Ltd.
5.32%, 02/22/08[d]	628,495	628,495
Bank of Ireland
5.30% - 5.32%, 08/14/07 - 02/20/08[d]	1,402,028	1,402,068
Beta Finance Inc.
5.29% - 5.41%, 04/25/07 - 07/25/07[d]	2,465,635	2,465,680
BMW US Capital LLC
5.32%, 01/15/08[d]	966,916	966,916
BNP Paribas
5.33%, 11/19/07[d]	1,788,794	1,788,794
Brigantine High Grade Funding Ltd.
5.40%, 09/05/07[d]	928,239	928,152
Carlyle Loan Investment Ltd.
5.37%, 04/13/07 - 07/15/07[d]	705,849	705,849
CC USA Inc.
5.36%, 07/30/07[d]	483,458	483,485

Security	Principal	Value
Commodore CDO Ltd.
5.44%, 12/12/07[d]	$241,729	$241,729
Credit Agricole SA
5.33%, 11/23/07	966,916	966,916
Credit Suisse First Boston NY
5.36%, 04/24/07	483,458	483,461
Cullinan Finance Corp.
5.36%, 04/25/07[d]	241,729	241,729
DaimlerChrysler Auto Trust Series 2006-C Class A1
5.33%, 10/08/07[d]	74,170	74,170
DEPFA Bank PLC
5.40%, 12/14/07[d]	966,916	966,916
Dorada Finance Inc.
5.33% - 5.41%, 06/27/07 - 07/17/07[d]	1,111,953	1,111,971
Eli Lilly Services Inc.
5.31%, 03/01/07[d]	645,416	645,416
Fifth Third Bancorp
5.32%, 02/22/08[d]	1,933,832	1,933,832
Five Finance Inc.
5.31% - 5.37%, 06/29/07 - 07/13/07[d]	628,495	628,464
General Electric Capital Corp.
5.28% - 5.45%, 07/09/07 - 02/22/08[d]	1,015,262	1,015,361
Granite Master Issuer PLC
5.29%, 08/20/07[d]	3,384,205	3,384,205
Harrier Finance Funding LLC
5.29% - 5.36%, 07/25/07 - 08/15/07[d]	1,256,991	1,256,998
Hartford Life Global Funding Trust
5.36% - 5.40%, 07/13/07 - 03/14/08	1,450,374	1,450,467
HBOS Treasury Services PLC
5.46%, 01/24/08[d]	966,916	966,916
Holmes Financing PLC
5.29%, 07/16/07[d]	1,692,103	1,692,103
JP Morgan Securities Inc.
5.40%, 11/16/07	1,933,832	1,933,832

12	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

February 28, 2007

Security	Principal	Value
JPMorgan Chase & Co.
5.29% - 5.45%, 07/27/07 - 02/29/08[g]	$2,659,018	$2,659,019
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07[d]	725,187	725,175
Kestrel Funding LLC
5.30%, 07/11/07[d]	386,766	386,751
Kommunalkredit Austria AG
5.32%, 02/08/08[d]	580,149	580,149
Leafs LLC
5.32%, 01/22/08[d]	936,816	936,816
Links Finance LLC
5.28% - 5.35%, 05/10/07 - 05/16/07[d]	1,063,607	1,063,586
Lothian Mortgages Master Issuer PLC
5.29%, 04/24/07[d]	340,888	340,888
Marshall & Ilsley Bank
5.32%, 02/15/08	531,804	531,804
Master Funding LLC
5.35%, 04/25/07 - 05/25/07[d]	1,749,856	1,749,856
Merrill Lynch & Co. Inc.
5.46%, 05/30/07[g]	1,063,607	1,063,607
Metropolitan Life Global Funding I
5.33%, 03/06/08[d]	1,450,374	1,450,374
Metropolitan Life Insurance Funding Agreement
5.44%, 08/01/07[d,g]	96,692	96,692
Mound Financing PLC
5.29%, 05/08/07[d]	908,901	908,901
Natexis Banques Populaires
5.33% - 5.35%, 06/20/07 - 02/08/08[d]	1,547,065	1,547,047
National City Bank of Indiana
5.34%, 05/21/07	483,458	483,467
Nationwide Building Society
5.37% - 5.48%, 07/20/07 - 01/28/08[d]	3,190,822	3,191,181

Security	Principal	Value
Newcastle Ltd.
5.34%, 04/24/07 - 01/24/08[d]	$969,333	$969,205
Northern Rock PLC
5.38%, 02/01/08[d]	1,160,299	1,160,321
Northlake CDO I
5.42%, 09/06/07[d]	290,075	290,075
Pricoa Global Funding I
5.31%, 02/27/08[d]	1,305,336	1,305,336
Sedna Finance Inc.
5.32% - 5.34%, 05/25/07 - 08/21/07[d]	1,402,028	1,402,018
Skandinaviska Enskilda Banken
5.32%, 02/15/08[d]	966,916	966,916
Strips III LLC
5.37%, 07/24/07[d]	196,751	196,751
SunTrust Bank
5.29%, 05/01/07	966,916	966,924
Tango Finance Corp.
5.27% - 5.34%, 04/25/07 - 07/16/07[d]	2,359,275	2,359,196
Union Hamilton Special Funding LLC
5.36% - 5.37%, 03/28/07 - 06/21/07[d]	1,595,411	1,595,411
Wachovia Asset Securitization Inc.
5.31%, 03/25/07[d]	1,091,473	1,091,473
Wachovia Bank N.A.
5.36%, 05/22/07	1,933,832	1,933,832
Wal-Mart Stores Inc.
5.50%, 07/16/07[d]	725,187	725,370
Wells Fargo & Co.
5.33%, 11/15/07[d]	483,458	483,477
WhistleJacket Capital Ltd.
5.28% - 5.35%, 04/18/07 - 06/13/07[d]	725,187	725,190
White Pine Finance LLC
5.28% - 5.32%, 05/22/07 - 08/20/07[d]	2,900,747	2,900,487

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

February 28, 2007

Security	Principal	Value
Wind Master Trust
5.31%, 07/25/07[d]	$386,766	$386,766

		70,233,792

TOTAL SHORT-TERM INVESTMENTS (Cost: $141,484,426)		141,484,426

TOTAL INVESTMENTS IN SECURITIES – 100.80% (Cost: $11,443,457,886)		15,035,630,081

Other Assets, Less Liabilities – (0.80)%		(119,634,157)

NET ASSETS – 100.00%		$14,915,995,924

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 5.
[d]	This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]

The investment adviser has determined that this security or a portion of these securities is “illiquid,” in that it cannot be sold within seven (7) days for approximately the value at which it is carried in the Fund.

See notes to financial statements.

14	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2007

iShares MSCI Japan Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$11,435,442,434
Affiliated issuers (Note 2)	8,015,452

Total cost of investments	$11,443,457,886

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$15,027,614,629
Affiliated issuers (Note 2)	8,015,452

Total value of investments	15,035,630,081
Foreign currency, at value[b]	12,428,015
Receivables:
Investment securities sold	11,532,326
Dividends and interest	8,424,200
Capital shares sold	3,448,881

Total Assets	15,071,463,503

LIABILITIES
Payables:
Investment securities purchased	16,260,831
Collateral for securities on loan (Note 5)	133,468,974
Investment advisory fees (Note 2)	5,737,774

Total Liabilities	155,467,579

NET ASSETS	$14,915,995,924

Net assets consist of:
Paid-in capital	$11,401,193,554
Distributions in excess of net investment income	(33,330,905)
Accumulated net realized loss	(44,169,848)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	3,592,303,123

NET ASSETS	$14,915,995,924

Shares outstanding	1,006,800,000

Net asset value per share	$14.82

[a]	Securities on loan with market value of $126,654,327. See Note 5.
[b]	Cost of foreign currency: $12,368,802.

See notes to financial statements.

FINANCIAL STATEMENTS	15

Statement of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2007

iShares MSCI Japan Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$68,574,053
Interest from affiliated issuers (Note 2)	148,979
Securities lending income	1,172,987

Total investment income	69,896,019

EXPENSES
Investment advisory fees (Note 2)	35,600,110

Total expenses	35,600,110

Net investment income	34,295,909

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(11,253,251)
In-kind redemptions	194,619,021
Foreign currency transactions	29,467

Net realized gain	183,395,237

Net change in unrealized appreciation (depreciation) on:
Investments	865,881,198
Translation of assets and liabilities in foreign currencies	367,242

Net change in unrealized appreciation (depreciation)	866,248,440

Net realized and unrealized gain	1,049,643,677

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,083,939,586

[a]	Net of foreign withholding tax of $5,127,454.

See notes to financial statements.

16	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Japan Index Fund
	Six months ended February 28, 2007 (Unaudited)	Year ended August 31, 2006
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$34,295,909	$60,448,936
Net realized gain	183,395,237	448,842,325
Net change in unrealized appreciation (depreciation)	866,248,440	1,877,307,601

Net increase in net assets resulting from operations	1,083,939,586	2,386,598,862

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(97,091,876)	(55,636,178)

Total distributions to shareholders	(97,091,876)	(55,636,178)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	778,036,389	5,381,707,859
Cost of shares redeemed	(573,478,584)	(1,236,187,530)

Net increase in net assets from capital share transactions	204,557,805	4,145,520,329

INCREASE IN NET ASSETS	1,191,405,515	6,476,483,013

NET ASSETS
Beginning of period	13,724,590,409	7,248,107,396

End of period	$14,915,995,924	$13,724,590,409

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(33,330,905)	$29,465,062

SHARES ISSUED AND REDEEMED
Shares sold	54,600,000	426,600,000
Shares redeemed	(42,000,000)	(91,800,000)

Net increase in shares outstanding	12,600,000	334,800,000

See notes to financial statements.

FINANCIAL STATEMENTS	17

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Japan Index Fund
	Six months ended Feb. 28, 2007 (Unaudited)	Year ended Aug. 31, 2006	Year ended Aug. 31, 2005	Year ended Aug. 31, 2004	Year ended Aug. 31, 2003	Year ended Aug. 31, 2002

Net asset value, beginning of period	$13.80	$10.99	$9.89	$8.29	$7.77	$9.07

Income from investment operations:
Net investment income (loss)[a]	0.03	0.06	0.06	0.03	0.00 [b]	(0.01)
Net realized and unrealized gain (loss)[c]	1.09	2.81	1.08	1.57	0.52	(1.29)

Total from investment operations	1.12	2.87	1.14	1.60	0.52	(1.30)

Less distributions from:
Net investment income	(0.10)	(0.06)	(0.04)	(0.00)[b]	–	–

Total distributions	(0.10)	(0.06)	(0.04)	(0.00)[b]	–	–

Net asset value, end of period	$14.82	$13.80	$10.99	$9.89	$8.29	$7.77

Total return	8.15%[d]	26.10%	11.58%	19.32%	6.69%	(14.33)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$14,915,996	$13,724,590	$7,248,107	$5,863,332	$1,726,855	$666,376
Ratio of expenses to average net assets[e]	0.52%	0.54%	0.57%	0.64%[f]	0.84%	0.84%
Ratio of net investment income (loss) to average net assets[e]	0.50%	0.48%	0.59%	0.28%	0.03%	(0.12)%
Portfolio turnover rate[g]	1%	8%	6%	5%	2%	2%

[a]	Based on average shares outstanding throughout each period.
[b]	Rounds to less than $0.01.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Ratio of expenses to average net assets prior to voluntarily reimbursed distribution fees for the year ended August 31, 2004 was 0.78%.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

18	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation. As of February 28, 2007, the Company offered 24 investment portfolios or funds.

These financial statements relate only to the iShares MSCI Japan Index Fund (the “Fund”).

The Fund’s investment objective is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of publicly traded equity securities in the aggregate in the Japanese equity market, as measured by the MSCI Japan Index compiled by Morgan Stanley Capital International Inc. (“MSCI”). The investment adviser uses a “passive” or index approach to achieve the Fund’s investment objective. The Fund is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

The Fund invests in the securities of foreign issuers of a single country, which may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Company’s organizational documents, the Fund’s officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of the Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Directors of the Company (the “Board”).

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Any use of a rate different from the rates used by MSCI may adversely affect the Fund’s ability to track its underlying index. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, including any net foreign currency gains, are declared and distributed at least annually by the Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

The Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended February 28, 2007.

As of August 31, 2006, the tax year-end of the Fund, the Fund had tax basis net capital loss carryforwards of $2,959,030, $62,572,173, $3,621,148, $5,594,562, $8,733,802 and $68,122,871 expiring in 2009, 2010, 2011, 2012, 2013 and 2014, respectively. Such losses may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

The Fund reclassifies at the end of its tax year certain amounts to paid-in-capital from accumulated net realized gain (loss) on investments and foreign currency transactions and accumulated net investment income (loss), respectively, as a result of permanent book and tax

20	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

differences primarily attributed to net investment loss, return of capital, passive foreign investment companies, realized foreign currency gains and losses and gains and losses on in-kind redemptions. These reclassifications have no effect on net assets or net asset value per share.

As of February 28, 2007, the cost of investments for federal income tax purposes was $11,521,442,973. Net unrealized appreciation was $3,514,187,108, of which $3,773,549,916 represented gross unrealized appreciation on securities and $259,362,808 represented gross unrealized depreciation on securities.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, Barclays Global Fund Advisors (“BGFA”) manages the investment of the Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Company, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to the Fund, BGFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of all the funds offered by the Company (except for the iShares MSCI Brazil, iShares MSCI Emerging Markets, iShares MSCI Pacific ex-Japan, iShares MSCI South Africa, iShares MSCI South Korea and iShares MSCI Taiwan Index Funds) as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion

Investors Bank & Trust Company (“Investors Bank”) serves as administrator, custodian and transfer agent for the Company. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as the Fund’s underwriter and distributor of the shares of the Fund, pursuant to a Distribution Agreement with the Company. SEI does not receive a fee from the Fund for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Fund is permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Company. Bar Cap and BGI are affiliates of BGFA, the Fund’s investment adviser. As securities lending agent,

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended February 28, 2007, BGI earned securities lending agent fees of $1,172,987.

Cross trades for the six months ended February 28, 2007 were executed by the Fund pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

The Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Fund’s investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA.While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Fund from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statement of Operations. Income distributions earned by the Fund from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statement of Operations.

As of February 28, 2007, certain directors and officers of the Company are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2007, aggregated $137,184,094 and $209,831,330, respectively.

In-kind purchases and sales (see Note 4) for the six months ended February 28, 2007, aggregated $745,135,317 and $541,965,252, respectively.

4. CAPITAL SHARE TRANSACTIONS

The Company is authorized to issue 10.9 billion shares of $.001 par value capital stock. As of February 28, 2007, 2,124,600,000 shares were authorized to the Fund.

The Company issues and redeems capital shares of the Fund only in aggregations of a specified number of shares (each, a “Creation Unit”) at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of the Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities involved in the MSCI Japan Index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to Investors Bank, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

22	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

5. LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of February 28, 2007, the Fund had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities or non-U.S. Government debt securities. The market value of the securities on loan as of February 28, 2007 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities. Securities lending income, as disclosed in the Fund’s Statement of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No.109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The SEC staff has stated that it would not object if a fund does not implement FIN 48 in its NAV calculation until the date of the fund’s last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. The Company is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. The Company is currently evaluating the impact the adoption of FAS 157 will have on the Fund’s financial statement disclosures.

NOTES TO FINANCIAL STATEMENTS	23

Notes:

24	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	25

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. Total Market (IYY)

iShares Goldman Sachs Natural Resources (IGE)

iShares Goldman Sachs Networking (IGN)

iShares Goldman Sachs Semiconductor (IGW)

iShares Goldman Sachs Software (IGV)

iShares Goldman Sachs Technology (IGM)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap™ (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P / TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman Short Treasury (SHV)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 3-7 Year Treasury (IEI)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 10-20 Year Treasury (TLH)

iShares Lehman 20+ Year Treasury (TLT)

iShares Lehman TIPS (TIP)

iShares Lehman Credit (CFT)

iShares Lehman 1-3 Year Credit (CSJ)

iShares Lehman Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares Lehman Government / Credit (GBF)

iShares Lehman Intermediate Government / Credit (GVI)

iShares Lehman MBS Fixed-Rate (MBB)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Specialty Index Funds

iShares KLD Select SocialSM (KLD)

iShares KLD 400 Social (DSI)

iShares Dow Jones Select Dividend (DVY)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Goldman, Sachs & Co. or Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE / Xinhua Index Limited (“FXI”), iBoxx, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The Nasdaq Stock Market, Inc., New York Stock Exchange LLC, Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. iBoxx is a registered trademark of International Index Company Limited. “Goldman Sachs®” is a trademark of Goldman, Sachs & Co. FXI does not make any warranty regarding the FTSE / Xinhua Index. All rights in the FTSE / Xinhua Index vest in FXI. “FTSE” is a trade and service mark of London Stock Exchange and The Financial Times; “Xinhua” is a trade and service mark of Xinhua Financial Network Limited.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2007 Semi-Annual Report.

4322-iS-0407

26	2007 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morgan Stanley Capital International, nor does this company make any representation regarding the advisability of investing in the iShares Funds.

©2007 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund's website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a monthly basis on the Fund's website.

This report is intended for the Fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-037-04007

For more information visit our website
or call 1-800-iShares (1-800-474-2737)
www.iShares.com

iShares™

BARCLAYS

Item 2.	Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6.	Schedule of Investments.

The Funds’ full schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Nominating Committee of Registrant’s Board of Directors (the “Nominating Committee”) is charged with identifying nominees to serve as Board members and recommending such nominees to the Board. The Board believes that shareholders as a group are best served by the efficient allocation of Registrant and Board resources. As such, the Board is not required to consider any person nominated by any shareholder of the Registrant (acting solely in the capacity as shareholder and not in any other capacity) to serve as an independent Director, although the Nominating Committee may consider any such person if the Nominating Committee of the Board deems it appropriate after considering all circumstances the Nominating Committee’s members deem relevant.

Item 11.	Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President and Principal Executive Officer
Date: April 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Lee T. Kranefuss
Lee T. Kranefuss, President and Principal Executive Officer
Date: April 20, 2007

By:	/s/ Michael A. Latham
Michael A. Latham, Principal Financial Officer
Date: April 20, 2007